Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (59.1%)
Basic Materials (1.0%)
	Linde plc	287,904	134,060
	Air Products and Chemicals Inc.	135,858	40,067
	Ecolab Inc.	155,625	39,454
	Freeport-McMoRan Inc.	877,432	33,220
	Newmont Corp.	685,632	33,102
	Fastenal Co.	349,425	27,098
	International Paper Co.	320,879	17,119
	Nucor Corp.	140,152	16,866
	International Flavors & Fragrances Inc.	155,967	12,105
	LyondellBasell Industries NV Class A	158,640	11,168
	Steel Dynamics Inc.	88,191	11,031
	Reliance Inc.	33,059	9,546
	Avery Dennison Corp.	47,137	8,389
	CF Industries Holdings Inc.	103,192	8,064
	Royal Gold Inc.	40,288	6,587
	Eastman Chemical Co.	70,950	6,251
*	RBC Bearings Inc.	19,238	6,190
	Mueller Industries Inc.	69,692	5,306
	Mosaic Co.	195,154	5,271
	Carpenter Technology Corp.	28,711	5,202
	Albemarle Corp.	72,001	5,185
	United States Steel Corp.	116,800	4,936
	Alcoa Corp.	158,209	4,825
	UFP Industries Inc.	35,502	3,800
	Celanese Corp.	65,900	3,741
	FMC Corp.	76,877	3,243
	Commercial Metals Co.	70,154	3,228
	Balchem Corp.	19,175	3,183
	Element Solutions Inc.	134,515	3,041
	Timken Co.	38,762	2,786
	Cabot Corp.	33,474	2,783
	Hexcel Corp.	47,599	2,606
	NewMarket Corp.	4,453	2,522
*	Cleveland-Cliffs Inc.	303,244	2,493
*	Coeur Mining Inc.	371,477	2,199
	Hecla Mining Co.	376,224	2,092
	Avient Corp.	56,078	2,084
*	MP Materials Corp.	80,499	1,965
	Sensient Technologies Corp.	26,094	1,942
	Westlake Corp.	17,850	1,786
	Olin Corp.	72,548	1,759
	Ashland Inc.	29,109	1,726
	Huntsman Corp.	101,134	1,597
	Scotts Miracle-Gro Co.	26,682	1,465
	Innospec Inc.	15,327	1,452
	Sylvamo Corp.	21,122	1,417
	Chemours Co.	91,463	1,237
	Minerals Technologies Inc.	19,377	1,232
	Hawkins Inc.	11,595	1,228
*	Uranium Energy Corp.	250,001	1,195
	Materion Corp.	12,611	1,029
	Quaker Chemical Corp.	8,032	993
*	Ingevity Corp.	22,680	898
*	Perimeter Solutions Inc.	86,817	874
	Stepan Co.	12,702	699
	Worthington Steel Inc.	23,759	602
*	Century Aluminum Co.	30,544	567
	Kaiser Aluminum Corp.	9,242	560
	Tronox Holdings plc	72,864	513
*	Energy Fuels Inc.	118,771	443
*	Ecovyst Inc.	64,335	399
	AdvanSix Inc.	17,533	397

		Shares	Market Value ($000)
*	Magnera Corp.	21,501	390
	Radius Recycling Inc.	13,287	384
	Ryerson Holding Corp.	16,074	369
	Koppers Holdings Inc.	13,128	368
*	Metallus Inc.	24,623	329
*	Ivanhoe Electric Inc.	52,101	303
*	Compass Minerals International Inc.	27,293	254
*	Northwest Pipe Co.	5,459	225
*	Rayonier Advanced Materials Inc.	38,181	220
	Mativ Holdings Inc.	35,261	220
*	Intrepid Potash Inc.	7,428	218
*	Clearwater Paper Corp.	8,076	205
	Olympic Steel Inc.	6,373	201
*	LSB Industries Inc.	27,907	184
*	Ur-Energy Inc.	215,196	145
*	Tredegar Corp.	18,346	141
*	Dakota Gold Corp.	50,500	134
*,1	ASP Isotopes Inc.	27,663	130
*	GrafTech International Ltd.	143,000	125
*	Ascent Industries Co.	9,600	122
*	United States Antimony Corp.	42,395	93
*	Perma-Pipe International Holdings Inc.	7,151	89
	American Vanguard Corp.	19,365	85
*	Idaho Strategic Resources Inc.	5,629	81
*	Unifi Inc.	16,177	78
*	Piedmont Lithium Inc.	12,436	78
*	Alto Ingredients Inc.	67,114	76
	FutureFuel Corp.	16,400	64
	Northern Technologies International Corp.	5,764	60
*	Contango ORE Inc.	5,641	58
*	NN Inc.	22,036	50
*	Hycroft Mining Holding Corp. Class A	15,211	49
*	Origin Materials Inc.	68,704	46
*	NioCorp Developments Ltd.	23,502	46
	Friedman Industries Inc.	2,625	39
*	Culp Inc.	7,359	37
	Omega Flex Inc.	865	30
*,1	Comstock Inc.	11,989	29
*,1	American Battery Technology Co.	23,913	25
*	LanzaTech Global Inc.	96,844	23
	United-Guardian Inc.	2,067	19
	Chicago Rivet & Machine Co.	710	8
*,2	American Infrastructure Corp. (XNAS)	939	—
*,2	American Infrastructure Corp.	3,757	—
*,2	ReElement Technologies Corp.	8,767	—
			524,648
Consumer Discretionary (8.4%)
*	Amazon.com Inc.	5,814,795	1,106,323
*	Tesla Inc.	1,667,094	432,044
	Costco Wholesale Corp.	270,542	255,873
*	Netflix Inc.	260,818	243,221
	Walmart Inc.	2,693,249	236,440
	Home Depot Inc.	605,072	221,753
	McDonald's Corp.	435,450	136,021
	Walt Disney Co.	1,101,993	108,767
*	Uber Technologies Inc.	1,273,824	92,811
	Booking Holdings Inc.	19,992	92,101
	TJX Cos. Inc.	683,891	83,298
	Lowe's Cos. Inc.	343,725	80,167
	Starbucks Corp.	692,405	67,918
*	O'Reilly Automotive Inc.	35,257	50,508
	NIKE Inc. Class B	719,163	45,652
*	Chipotle Mexican Grill Inc.	826,318	41,489
*	AutoZone Inc.	10,230	39,005
	Hilton Worldwide Holdings Inc.	146,360	33,304
	Marriott International Inc. Class A	134,197	31,966
	Royal Caribbean Cruises Ltd.	147,785	30,361
*	Copart Inc.	529,182	29,946
	Target Corp.	280,133	29,235

		Shares	Market Value ($000)
*	Airbnb Inc. Class A	241,782	28,883
	General Motors Co.	604,400	28,425
	Yum! Brands Inc.	170,375	26,810
	Ross Stores Inc.	200,722	25,650
	Ford Motor Co.	2,383,064	23,902
	Electronic Arts Inc.	158,751	22,943
	DR Horton Inc.	172,672	21,952
*	Take-Two Interactive Software Inc.	101,973	21,134
*	ROBLOX Corp. Class A	359,610	20,962
	Garmin Ltd.	93,833	20,374
	eBay Inc.	292,779	19,830
*	Lululemon Athletica Inc.	67,479	19,101
	Tractor Supply Co.	322,479	17,769
	Delta Air Lines Inc.	394,652	17,207
*	Carvana Co.	77,730	16,252
	Lennar Corp. Class A	140,294	16,103
*	Trade Desk Inc. Class A	274,849	15,040
	Darden Restaurants Inc.	71,819	14,921
*	Warner Bros Discovery Inc.	1,350,268	14,488
*	United Airlines Holdings Inc.	201,163	13,890
*	Live Nation Entertainment Inc.	99,045	12,933
	Expedia Group Inc.	75,024	12,612
	PulteGroup Inc.	122,141	12,556
*	NVR Inc.	1,714	12,417
	Southwest Airlines Co.	359,880	12,085
	Williams-Sonoma Inc.	75,181	11,886
	Dollar General Corp.	134,763	11,850
*	Carnival Corp.	599,030	11,699
	RB Global Inc.	112,339	11,268
*	Deckers Outdoor Corp.	92,708	10,366
*	Ulta Beauty Inc.	28,154	10,320
	Genuine Parts Co.	84,579	10,077
*	Liberty Media Corp.-Liberty Formula One Class C	111,912	10,073
	Omnicom Group Inc.	119,031	9,869
	Rollins Inc.	177,234	9,576
*	DraftKings Inc. Class A	281,803	9,359
*	Dollar Tree Inc.	123,665	9,284
*	BJ's Wholesale Club Holdings Inc.	80,962	9,238
*	Burlington Stores Inc.	38,594	9,198
	Tapestry Inc.	126,047	8,875
	Best Buy Co. Inc.	117,630	8,659
	Domino's Pizza Inc.	18,678	8,582
	Estee Lauder Cos. Inc. Class A	128,347	8,471
*	Aptiv plc	137,764	8,197
	Fox Corp. Class A	143,112	8,100
	Las Vegas Sands Corp.	194,979	7,532
*	CarMax Inc.	94,944	7,398
	Somnigroup International Inc.	119,852	7,177
	Pool Corp.	21,859	6,959
	LKQ Corp.	160,252	6,817
*	Duolingo Inc. Class A	21,934	6,811
	Service Corp. International	84,629	6,787
	Texas Roadhouse Inc. Class A	40,579	6,762
	Dick's Sporting Goods Inc.	33,342	6,720
	Toll Brothers Inc.	61,400	6,483
	TKO Group Holdings Inc. Class A	42,222	6,452
*,1	Rivian Automotive Inc. Class A	518,028	6,449
	Interpublic Group of Cos. Inc.	224,536	6,098
	News Corp. Class A	220,934	6,014
	Aramark	161,884	5,588
*	GameStop Corp. Class A	245,560	5,481
*	Floor & Decor Holdings Inc. Class A	65,799	5,295
*	Cava Group Inc.	59,994	5,184
*	Norwegian Cruise Line Holdings Ltd.	268,647	5,094
	Murphy USA Inc.	10,830	5,088
	Ralph Lauren Corp.	22,917	5,059
	Hasbro Inc.	81,964	5,040
*	Planet Fitness Inc. Class A	51,428	4,968
	New York Times Co. Class A	94,877	4,706
	Lithia Motors Inc. Class A	16,016	4,701

		Shares	Market Value ($000)
*	Skechers USA Inc. Class A	80,349	4,562
*	Bright Horizons Family Solutions Inc.	35,778	4,545
*	Light & Wonder Inc.	51,409	4,453
	Churchill Downs Inc.	39,901	4,432
*	Ollie's Bargain Outlet Holdings Inc.	37,779	4,396
	H&R Block Inc.	79,666	4,374
	Wyndham Hotels & Resorts Inc.	46,991	4,253
*	American Airlines Group Inc.	401,948	4,241
	Wynn Resorts Ltd.	48,909	4,084
	Wingstop Inc.	17,847	4,026
	Bath & Body Works Inc.	132,119	4,006
*	Dutch Bros Inc. Class A	62,915	3,884
*	Brinker International Inc.	25,973	3,871
	U-Haul Holding Co.	65,355	3,868
	BorgWarner Inc.	134,907	3,865
*	Mattel Inc.	196,832	3,824
	Paramount Global Class B	312,556	3,738
	VF Corp.	238,577	3,703
	Vail Resorts Inc.	23,114	3,699
*	Alaska Air Group Inc.	74,127	3,649
*	Taylor Morrison Home Corp. Class A	60,477	3,631
*	MGM Resorts International	120,387	3,568
*	Crocs Inc.	31,974	3,396
*	SiteOne Landscape Supply Inc.	27,727	3,367
*	AutoNation Inc.	20,726	3,356
	Nexstar Media Group Inc. Class A	17,961	3,219
*	Stride Inc.	25,406	3,214
*	Champion Homes Inc.	33,444	3,169
	Gentex Corp.	134,581	3,136
*	Grand Canyon Education Inc.	18,003	3,115
	Gap Inc.	149,031	3,072
	Whirlpool Corp.	34,038	3,068
*	Chewy Inc. Class A	93,328	3,034
*	Caesars Entertainment Inc.	120,879	3,022
	Hyatt Hotels Corp. Class A	24,420	2,991
	Group 1 Automotive Inc.	7,832	2,991
	Lear Corp.	33,462	2,952
*	Etsy Inc.	60,967	2,876
	Meritage Homes Corp.	40,373	2,862
*	Valvoline Inc.	78,972	2,749
*	Lyft Inc. Class A	228,325	2,710
*	Liberty Media Corp.-Liberty Formula One Class A	32,626	2,658
*	Asbury Automotive Group Inc.	11,978	2,645
*	Five Below Inc.	34,751	2,604
	Sirius XM Holdings Inc.	114,033	2,571
	Warner Music Group Corp. Class A	78,768	2,469
*	Cavco Industries Inc.	4,714	2,450
	Thor Industries Inc.	31,877	2,417
	Fox Corp. Class B	45,783	2,413
*	Abercrombie & Fitch Co. Class A	31,213	2,384
	News Corp. Class B	76,582	2,326
	Choice Hotels International Inc.	17,470	2,320
	KB Home	38,722	2,251
	Boyd Gaming Corp.	34,129	2,247
*	Adtalem Global Education Inc.	22,037	2,218
	PVH Corp.	33,853	2,188
	Kontoor Brands Inc.	33,771	2,166
*	RH	9,059	2,124
*	Urban Outfitters Inc.	39,560	2,073
*	Shake Shack Inc. Class A	23,285	2,053
*	SkyWest Inc.	23,463	2,050
	Macy's Inc.	161,974	2,034
*	Boot Barn Holdings Inc.	18,791	2,019
*	elf Beauty Inc.	31,696	1,990
	Six Flags Entertainment Corp.	55,448	1,978
	Academy Sports & Outdoors Inc.	43,183	1,970
	Rush Enterprises Inc. Class A	36,808	1,966
*	Dorman Products Inc.	15,942	1,922
*	Liberty Media Corp.-Liberty Live Class C	27,883	1,900
*	Wayfair Inc. Class A	58,324	1,868

		Shares	Market Value ($000)
	Travel + Leisure Co.	39,597	1,833
*	Frontdoor Inc.	46,904	1,802
*	M/I Homes Inc.	15,779	1,802
*	Life Time Group Holdings Inc.	59,675	1,802
	Penske Automotive Group Inc.	12,510	1,801
*	Madison Square Garden Sports Corp.	9,231	1,797
*,1	Lucid Group Inc. Class A	742,238	1,796
	TEGNA Inc.	97,884	1,783
	Graham Holdings Co. Class B	1,842	1,770
	Harley-Davidson Inc.	69,873	1,764
*	Tri Pointe Homes Inc.	54,647	1,744
*	YETI Holdings Inc.	51,743	1,713
	Cinemark Holdings Inc.	67,721	1,686
*	Hilton Grand Vacations Inc.	43,235	1,617
	Nordstrom Inc.	64,663	1,581
	Newell Brands Inc.	252,922	1,568
	Wendy's Co.	106,823	1,563
*	Peloton Interactive Inc. Class A	241,961	1,529
	Signet Jewelers Ltd.	25,668	1,490
*	Laureate Education Inc.	72,759	1,488
*	Goodyear Tire & Rubber Co.	160,260	1,481
*	Penn Entertainment Inc.	90,724	1,480
	Columbia Sportswear Co.	19,116	1,447
*	Sweetgreen Inc. Class A	57,147	1,430
*	ACV Auctions Inc. Class A	100,870	1,421
	Advance Auto Parts Inc.	36,148	1,417
	Cheesecake Factory Inc.	28,441	1,384
	Red Rock Resorts Inc. Class A	31,072	1,348
*	Visteon Corp.	17,295	1,342
	Polaris Inc.	32,753	1,341
*	Capri Holdings Ltd.	67,806	1,338
	PriceSmart Inc.	15,152	1,331
	LCI Industries	14,834	1,297
	Strategic Education Inc.	15,143	1,271
	Marriott Vacations Worldwide Corp.	19,601	1,259
	American Eagle Outfitters Inc.	107,411	1,248
	Interparfums Inc.	10,962	1,248
	HNI Corp.	28,103	1,246
*	OPENLANE Inc.	64,175	1,237
	Century Communities Inc.	17,610	1,182
*	Hanesbrands Inc.	202,654	1,169
*	Coty Inc. Class A	212,775	1,164
*	Green Brick Partners Inc.	19,232	1,121
	Steven Madden Ltd.	41,748	1,112
	John Wiley & Sons Inc. Class A	24,778	1,104
	Dana Inc.	81,618	1,088
	Phinia Inc.	25,110	1,065
	Acushnet Holdings Corp.	15,205	1,044
	La-Z-Boy Inc.	25,810	1,009
	Perdoceo Education Corp.	38,428	968
*	TripAdvisor Inc.	67,679	959
	Worthington Enterprises Inc.	19,118	958
*	Liberty Media Corp.-Liberty Live Class A	14,147	951
*	QuantumScape Corp. Class A	218,781	910
*	Victoria's Secret & Co.	48,238	896
*	JetBlue Airways Corp.	185,344	893
	Levi Strauss & Co. Class A	56,726	884
	Carter's Inc.	20,980	858
*	LGI Homes Inc.	12,866	855
	Papa John's International Inc.	19,817	814
*	Knowles Corp.	53,474	813
*	Atlanta Braves Holdings Inc. Class C	20,055	802
*	Foot Locker Inc.	56,726	800
	MillerKnoll Inc.	41,498	794
*	Sonos Inc.	73,635	786
*	United Parks & Resorts Inc.	17,138	779
	Buckle Inc.	19,438	745
*	Helen of Troy Ltd.	13,918	744
*	Central Garden & Pet Co. Class A	22,486	736
*	Avis Budget Group Inc.	9,687	735

		Shares	Market Value ($000)
*	Madison Square Garden Entertainment Corp. Class A	21,871	716
*	Under Armour Inc. Class A	113,850	712
	Upbound Group Inc.	29,612	709
	Interface Inc. Class A	35,478	704
*	AMC Entertainment Holdings Inc. Class A	240,221	689
*	Universal Technical Institute Inc.	26,435	679
*	Everi Holdings Inc.	48,724	666
*	G-III Apparel Group Ltd.	23,686	648
	PROG Holdings Inc.	24,285	646
	Wolverine World Wide Inc.	45,920	639
	Monarch Casino & Resort Inc.	8,111	631
*	Sabre Corp.	224,300	630
	Dillard's Inc. Class A	1,747	626
*	QuinStreet Inc.	34,959	624
*	Lions Gate Entertainment Corp. Class A	70,265	622
	Winmark Corp.	1,926	612
	Leggett & Platt Inc.	75,268	595
*	Fox Factory Holding Corp.	25,302	591
*	Sally Beauty Holdings Inc.	65,334	590
	Camping World Holdings Inc. Class A	36,250	586
*	Driven Brands Holdings Inc.	33,841	580
*	National Vision Holdings Inc.	45,301	579
*	Arlo Technologies Inc.	58,072	573
	Steelcase Inc. Class A	51,901	569
	Winnebago Industries Inc.	16,457	567
*	Topgolf Callaway Brands Corp.	82,494	544
	Kohl's Corp.	65,916	539
*	Rush Street Interactive Inc.	49,309	529
*	Sphere Entertainment Co.	16,138	528
	Oxford Industries Inc.	8,938	524
	Cracker Barrel Old Country Store Inc.	13,326	517
*	Gentherm Inc.	19,254	515
*	Revolve Group Inc. Class A	23,377	502
*	Udemy Inc.	63,982	496
*	Integral Ad Science Holding Corp.	60,118	485
	Allegiant Travel Co.	9,329	482
*	Under Armour Inc. Class C	80,321	478
*	Coursera Inc.	70,601	470
*	Mister Car Wash Inc.	59,245	467
*	BJ's Restaurants Inc.	13,399	459
	Sturm Ruger & Co. Inc.	11,636	457
*	Global Business Travel Group I	61,260	445
	Matthews International Corp. Class A	19,642	437
	Sonic Automotive Inc. Class A	7,587	432
*	Portillo's Inc. Class A	35,077	417
*	XPEL Inc.	14,093	414
*	First Watch Restaurant Group Inc.	24,865	414
*	Cars.com Inc.	36,500	411
	Ethan Allen Interiors Inc.	14,752	409
*	Sun Country Airlines Holdings Inc.	32,077	395
*	Liquidity Services Inc.	12,573	390
*	Figs Inc. Class A	82,563	379
	Golden Entertainment Inc.	13,829	365
*	Dream Finders Homes Inc. Class A	16,072	363
	Bloomin' Brands Inc.	50,064	359
*	Malibu Boats Inc. Class A	11,718	359
*	Dave & Buster's Entertainment Inc.	20,384	358
	Sinclair Inc.	22,500	358
*	Central Garden & Pet Co.	9,667	354
	Caleres Inc.	20,439	352
*	Lions Gate Entertainment Corp. Class B	44,105	349
*	Beazer Homes USA Inc.	16,992	346
*	Accel Entertainment Inc. Class A	34,084	338
*,1	Atlanta Braves Holdings Inc. Class A	7,675	337
*	Stagwell Inc. Class A	55,590	336
	Rush Enterprises Inc. Class B	5,850	331
	Carriage Services Inc. Class A	8,479	329
*	Thryv Holdings Inc.	25,658	329
*	Daily Journal Corp.	818	325
	Standard Motor Products Inc.	12,908	322

		Shares	Market Value ($000)
	Jack in the Box Inc.	11,673	317
	Build-A-Bear Workshop Inc.	8,127	302
	A-Mark Precious Metals Inc.	11,724	297
*	American Axle & Manufacturing Holdings Inc.	72,396	295
	Paramount Global Class A	12,582	286
*	PlayAGS Inc.	23,386	283
*	MarineMax Inc.	13,108	282
*	Arhaus Inc. Class A	32,331	281
*	RealReal Inc.	51,827	279
*	Hovnanian Enterprises Inc. Class A	2,630	275
	Marcus Corp.	15,780	263
*	National CineMedia Inc.	44,600	260
*	Pursuit Attractions & Hospitality Inc.	7,262	257
*	Eastman Kodak Co.	40,262	254
*	Corsair Gaming Inc.	28,628	254
*	ODP Corp.	17,611	252
*,1	Hertz Global Holdings Inc.	63,805	251
*	Gannett Co. Inc.	86,434	250
	Scholastic Corp.	13,210	249
	Smith & Wesson Brands Inc.	26,547	247
	Krispy Kreme Inc.	50,296	247
*	Lincoln Educational Services Corp.	15,484	246
	Guess? Inc.	21,897	242
	Monro Inc.	16,572	240
	Shoe Carnival Inc.	10,530	232
*	Boston Omaha Corp. Class A	15,593	227
*	Frontier Group Holdings Inc.	50,439	219
*	American Public Education Inc.	9,471	211
*	Kura Sushi USA Inc. Class A	4,046	207
*	Biglari Holdings Inc. Class B	943	204
*	MasterCraft Boat Holdings Inc.	11,800	203
*	Clear Channel Outdoor Holdings Inc.	181,601	202
	Gray Media Inc.	46,283	200
*	America's Car-Mart Inc.	4,309	196
*	Lindblad Expeditions Holdings Inc.	21,076	195
*	Stitch Fix Inc. Class A	59,923	195
	RCI Hospitality Holdings Inc.	4,425	190
*,1	Red Cat Holdings Inc.	32,071	189
	Global Industrial Co.	8,121	182
	Dine Brands Global Inc.	7,552	176
	Movado Group Inc.	10,482	175
*	KinderCare Learning Cos. Inc.	14,652	170
*	El Pollo Loco Holdings Inc.	16,271	168
*	Beyond Inc.	28,771	167
*	Legacy Housing Corp.	6,400	161
*	Zumiez Inc.	10,629	158
*	Cooper-Standard Holdings Inc.	10,000	153
*	Lovesac Co.	8,246	150
	Weyco Group Inc.	4,901	149
	Nathan's Famous Inc.	1,509	145
*	Genesco Inc.	6,592	140
*	Clean Energy Fuels Corp.	88,725	138
	Arko Corp.	34,878	138
*	iHeartMedia Inc. Class A	81,059	134
*	Latham Group Inc.	20,462	132
*	EW Scripps Co. Class A	44,261	131
*	Motorcar Parts of America Inc.	13,428	128
	Haverty Furniture Cos. Inc.	6,462	127
*,1	1-800-Flowers.com Inc. Class A	21,198	125
*	Full House Resorts Inc.	29,586	124
*	Xponential Fitness Inc. Class A	14,880	124
	JAKKS Pacific Inc.	4,967	123
	Cricut Inc. Class A	23,296	120
*	Barnes & Noble Education Inc.	11,411	120
*	Savers Value Village Inc.	17,243	119
	Designer Brands Inc. Class A	32,252	118
*	Smith Douglas Homes Corp. Class A	5,974	117
*,1	Serve Robotics Inc.	19,569	113
*	Potbelly Corp.	11,769	112
*	Petco Health & Wellness Co. Inc. Class A	36,284	111

		Shares	Market Value ($000)
*	Turtle Beach Corp.	7,698	110
*	AMC Networks Inc. Class A	15,881	109
*	Landsea Homes Corp.	16,972	109
*	Funko Inc. Class A	15,668	107
*	OneWater Marine Inc. Class A	6,600	107
*	Denny's Corp.	28,512	105
	Flexsteel Industries Inc.	2,803	102
	Rocky Brands Inc.	5,601	97
*	Outbrain Inc.	25,574	95
	Lakeland Industries Inc.	4,633	94
	Bassett Furniture Industries Inc.	5,800	88
*	Citi Trends Inc.	3,954	88
*	Strattec Security Corp.	2,222	88
	Superior Group of Cos. Inc.	8,001	88
*	ThredUp Inc. Class A	36,397	88
*	BARK Inc.	62,355	87
*	Sleep Number Corp.	13,537	86
*	Traeger Inc.	51,360	86
*	Stoneridge Inc.	18,241	84
*	AMMO Inc.	60,739	84
*	ContextLogic Inc. Class A	12,102	84
[1]	Lucky Strike Entertainment Corp.	8,497	83
*	Holley Inc.	31,500	81
	Clarus Corp.	21,337	80
	Entravision Communications Corp. Class A	38,303	80
*	Tile Shop Holdings Inc.	12,370	80
*	European Wax Center Inc. Class A	20,055	79
	Virco Manufacturing Corp.	8,208	78
	J. Jill Inc.	4,000	78
*,1	Wheels Up Experience Inc.	75,718	76
	Townsquare Media Inc. Class A	9,269	75
*,1	Vuzix Corp.	36,118	74
	Johnson Outdoors Inc. Class A	2,929	73
	NL Industries Inc.	9,161	72
*	Travelzoo	5,176	71
	Escalade Inc.	4,321	66
*	Kewaunee Scientific Corp.	1,646	65
	Cato Corp. Class A	18,491	62
*	GoPro Inc. Class A	93,976	62
	Canterbury Park Holding Corp.	3,400	62
*	Playstudios Inc.	47,646	60
*,1	Luminar Technologies Inc. Class A	10,999	59
*	Nerdy Inc.	40,600	58
*	Leslie's Inc.	77,024	57
	Marine Products Corp.	6,508	55
	CuriosityStream Inc.	20,600	55
*,1	Torrid Holdings Inc.	9,950	55
*	QVC Group Inc.	266,634	54
*	Universal Electronics Inc.	8,830	54
*	Superior Industries International Inc.	25,107	53
*	American Outdoor Brands Inc.	4,281	52
*	Destination XL Group Inc.	34,900	51
*	LiveOne Inc.	73,227	51
*	Red Robin Gourmet Burgers Inc.	14,100	50
*	Fossil Group Inc.	42,400	49
*,1	SES AI Corp. Class A	93,700	49
*	iRobot Corp.	17,796	48
*	ONE Group Hospitality Inc.	15,411	46
*	Vera Bradley Inc.	19,900	45
*	Lee Enterprises Inc.	4,325	45
*	Lands' End Inc.	4,317	44
*	Cardlytics Inc.	23,301	42
*	Chegg Inc.	61,656	39
*,1	Blink Charging Co.	37,833	35
*	Purple Innovation Inc. Class A	44,393	34
*	Noodles & Co. Class A	27,098	30
*	RumbleON Inc. Class B	10,451	29
*,1	WW International Inc.	52,897	28
*	Allbirds Inc. Class A	4,333	28
*	Century Casinos Inc.	15,363	26

		Shares	Market Value ($000)
*	Tilly's Inc. Class A	11,657	26
*	Marchex Inc. Class B	15,105	25
*	Sportsman's Warehouse Holdings Inc.	25,100	25
	Lifetime Brands Inc.	4,913	24
*	Mesa Air Group Inc.	29,600	23
*	Spruce Power Holding Corp.	7,850	19
*	Sonder Holdings Inc.	8,360	17
	Big 5 Sporting Goods Corp.	8,874	9
*	Focus Universal Inc.	2,218	9
*	Rent the Runway Inc. Class A	1,522	7
	Hooker Furnishings Corp.	616	6
*	Lulu's Fashion Lounge Holdings Inc.	15,108	6
*	Cumulus Media Inc. Class A	9,717	4
*,2	Luby's Inc.	6,211	2
*,1,2	SRAX Inc.	7,476	1
*,2	Marriott International Lodging Ltd.	62,955	—
			4,654,752
Consumer Staples (2.6%)
	Procter & Gamble Co.	1,429,918	243,687
	Philip Morris International Inc.	948,613	150,573
	Coca-Cola Co.	2,097,839	150,247
	PepsiCo Inc.	835,472	125,271
	Altria Group Inc.	1,029,689	61,802
	Mondelez International Inc. Class A	788,733	53,516
	CVS Health Corp.	768,535	52,068
	McKesson Corp.	76,312	51,357
	Colgate-Palmolive Co.	492,435	46,141
	Cencora Inc.	105,964	29,468
	Kimberly-Clark Corp.	200,315	28,489
	Kenvue Inc.	1,161,393	27,850
	Kroger Co.	397,997	26,940
	Corteva Inc.	423,167	26,630
	Keurig Dr Pepper Inc.	745,657	25,516
*	Monster Beverage Corp.	413,227	24,182
	Sysco Corp.	299,647	22,486
	General Mills Inc.	335,331	20,049
	Constellation Brands Inc. Class A	93,712	17,198
	Church & Dwight Co. Inc.	150,863	16,608
	Kraft Heinz Co.	512,958	15,609
	Hershey Co.	90,062	15,403
	Archer-Daniels-Midland Co.	292,077	14,023
	Kellanova	167,599	13,825
	McCormick & Co. Inc. (Non-Voting)	154,349	12,704
	Clorox Co.	75,695	11,146
	Tyson Foods Inc. Class A	174,444	11,131
	Casey's General Stores Inc.	22,752	9,875
*	Sprouts Farmers Market Inc.	60,757	9,274
*	US Foods Holding Corp.	141,254	9,246
	Conagra Brands Inc.	293,168	7,819
*	Performance Food Group Co.	93,987	7,390
	J M Smucker Co.	61,045	7,228
	Molson Coors Beverage Co. Class B	103,433	6,296
	Bunge Global SA	80,659	6,164
	Brown-Forman Corp. Class B	175,761	5,965
*	BellRing Brands Inc.	78,367	5,835
	Hormel Foods Corp.	185,352	5,735
	Ingredion Inc.	39,290	5,312
	Campbell's Co.	119,163	4,757
	Walgreens Boots Alliance Inc.	424,830	4,745
	Albertsons Cos. Inc. Class A	213,411	4,693
	Lamb Weston Holdings Inc.	87,187	4,647
	Primo Brands Corp. Class A	126,327	4,483
	Coca-Cola Consolidated Inc.	3,097	4,181
*	Post Holdings Inc.	30,258	3,521
*	Celsius Holdings Inc.	86,656	3,087
*	Darling Ingredients Inc.	97,509	3,046
*	Freshpet Inc.	29,700	2,470
	Cal-Maine Foods Inc.	24,366	2,215
	Flowers Foods Inc.	116,046	2,206

		Shares	Market Value ($000)
	Lancaster Colony Corp.	11,809	2,067
	WD-40 Co.	8,293	2,023
*	Simply Good Foods Co.	55,780	1,924
	Energizer Holdings Inc.	45,569	1,363
*	Boston Beer Co. Inc. Class A	5,233	1,250
*	Pilgrim's Pride Corp.	22,298	1,215
*	Chefs' Warehouse Inc.	21,771	1,186
	Spectrum Brands Holdings Inc.	16,476	1,179
	J & J Snack Foods Corp.	7,377	972
*	United Natural Foods Inc.	35,152	963
	Edgewell Personal Care Co.	29,668	926
	Andersons Inc.	20,748	891
	Brown-Forman Corp. Class A	25,690	860
	Universal Corp.	15,272	856
	Reynolds Consumer Products Inc.	33,928	810
	Weis Markets Inc.	10,408	802
	Fresh Del Monte Produce Inc.	24,817	765
*	TreeHouse Foods Inc.	27,777	752
	WK Kellogg Co.	37,560	749
*	Grocery Outlet Holding Corp.	52,066	728
*	Vita Coco Co. Inc.	23,001	705
	National Beverage Corp.	15,304	636
	Ingles Markets Inc. Class A	9,591	625
	Utz Brands Inc.	44,167	622
*	Vital Farms Inc.	18,973	578
	Turning Point Brands Inc.	9,243	549
*	Herbalife Ltd.	62,910	543
	SpartanNash Co.	22,260	451
	Seaboard Corp.	161	434
	John B Sanfilippo & Son Inc.	5,217	370
	Tootsie Roll Industries Inc.	11,522	363
	B&G Foods Inc.	46,582	320
*	Mission Produce Inc.	28,628	300
*	Seneca Foods Corp. Class A	3,311	295
	Calavo Growers Inc.	12,130	291
	Natural Grocers by Vitamin Cottage Inc.	6,914	278
	Oil-Dri Corp. of America	6,024	277
*,1	Westrock Coffee Co.	36,270	262
	ACCO Brands Corp.	59,091	248
*	Honest Co. Inc.	52,806	248
	MGP Ingredients Inc.	8,024	236
*	Hain Celestial Group Inc.	51,181	212
*	USANA Health Sciences Inc.	7,561	204
	Limoneira Co.	9,259	164
	Nu Skin Enterprises Inc. Class A	22,293	162
*	Guardian Pharmacy Services Inc. Class A	7,019	149
	Village Super Market Inc. Class A	3,722	141
*,1	Beyond Meat Inc.	42,680	130
*	HF Foods Group Inc.	25,551	125
*	Mama's Creations Inc.	19,100	124
*	Olaplex Holdings Inc.	81,743	104
*	Medifast Inc.	7,584	102
*	Lifeway Foods Inc.	4,098	100
	Lifevantage Corp.	6,557	96
*	Beauty Health Co.	66,859	90
*	Nature's Sunshine Products Inc.	6,506	82
*,1	PetMed Express Inc.	17,072	72
*	Zevia PBC Class A	16,067	35
*	Smithfield Foods Inc.	1,717	35
*	Veru Inc.	66,498	33
*	GrowGeneration Corp.	28,800	31
*	Natural Alternatives International Inc.	2,268	8
*,1	Cibus Inc. Class A	1,673	3
			1,457,223
Energy (2.2%)
	Exxon Mobil Corp.	2,644,751	314,540
	Chevron Corp.	1,018,949	170,460
	ConocoPhillips	775,442	81,437
	Williams Cos. Inc.	744,579	44,496

		Shares	Market Value ($000)
	EOG Resources Inc.	343,394	44,037
	ONEOK Inc.	380,743	37,777
	Schlumberger NV	827,240	34,579
	Kinder Morgan Inc.	1,153,371	32,906
	Phillips 66	247,963	30,618
	Cheniere Energy Inc.	129,303	29,921
	Hess Corp.	177,866	28,411
	Marathon Petroleum Corp.	190,448	27,746
	Targa Resources Corp.	133,266	26,716
	Baker Hughes Co.	604,952	26,588
	Valero Energy Corp.	191,857	25,339
	Occidental Petroleum Corp.	401,191	19,803
	EQT Corp.	364,152	19,457
	Diamondback Energy Inc.	114,715	18,341
	Texas Pacific Land Corp.	11,936	15,815
	Expand Energy Corp.	135,563	15,091
	Devon Energy Corp.	393,472	14,716
	Coterra Energy Inc.	439,643	12,706
	Halliburton Co.	472,574	11,989
	TechnipFMC plc	258,279	8,185
*	First Solar Inc.	62,211	7,865
*	Antero Resources Corp.	179,224	7,248
	Ovintiv Inc.	158,203	6,771
	DT Midstream Inc.	61,193	5,904
	Range Resources Corp.	140,467	5,609
	Permian Resources Corp.	387,267	5,364
	APA Corp.	223,755	4,703
*	Enphase Energy Inc.	75,409	4,679
	Chord Energy Corp.	37,620	4,241
	Antero Midstream Corp.	207,123	3,728
	NOV Inc.	238,654	3,632
	Viper Energy Inc. Class A	78,255	3,533
	Matador Resources Co.	69,073	3,529
*	NEXTracker Inc. Class A	83,560	3,521
	ChampionX Corp.	117,724	3,508
	HF Sinclair Corp.	98,168	3,228
	Magnolia Oil & Gas Corp. Class A	111,436	2,815
*	CNX Resources Corp.	87,993	2,770
	Archrock Inc.	103,563	2,718
	Murphy Oil Corp.	84,970	2,413
	Weatherford International plc	44,621	2,389
	Core Natural Resources Inc.	30,200	2,328
	California Resources Corp.	50,946	2,240
	SM Energy Co.	70,071	2,099
	Civitas Resources Inc.	58,834	2,053
	Patterson-UTI Energy Inc.	231,823	1,906
	Cactus Inc. Class A	41,310	1,893
	Noble Corp. plc	77,935	1,847
	Northern Oil & Gas Inc.	57,188	1,729
*	Gulfport Energy Corp.	8,778	1,616
*	Transocean Ltd.	488,745	1,549
	Warrior Met Coal Inc.	31,942	1,524
	Helmerich & Payne Inc.	56,400	1,473
	Liberty Energy Inc. Class A	92,287	1,461
*	Valaris Ltd.	36,792	1,444
*	Oceaneering International Inc.	62,248	1,358
	Kinetik Holdings Inc. Class A	24,100	1,252
	Crescent Energy Co. Class A	108,654	1,221
*	Tidewater Inc.	28,785	1,217
	Kodiak Gas Services Inc.	30,038	1,120
*	DNOW Inc.	65,111	1,112
	Peabody Energy Corp.	69,910	947
	World Kinect Corp.	33,183	941
	Sitio Royalties Corp. Class A	46,678	928
*	Comstock Resources Inc.	44,726	910
*	NextDecade Corp.	112,300	874
	PBF Energy Inc. Class A	45,260	864
*,1	Plug Power Inc.	592,951	800
[1]	Atlas Energy Solutions Inc.	44,783	799
*	Alpha Metallurgical Resources Inc.	6,265	785

		Shares	Market Value ($000)
[1]	New Fortress Energy Inc. Class A	94,249	783
*	Talos Energy Inc.	80,315	781
*	Helix Energy Solutions Group Inc.	89,793	746
*	Calumet Inc.	49,286	625
*	Expro Group Holdings NV	60,536	602
	Delek US Holdings Inc.	39,494	595
	Select Water Solutions Inc. Class A	54,530	573
*	Centrus Energy Corp. Class A	8,989	559
*	MRC Global Inc.	47,905	550
	SunCoke Energy Inc.	49,192	453
*	Bristow Group Inc. Class A	13,913	439
*	Array Technologies Inc.	90,007	438
	CVR Energy Inc.	22,241	431
*	Par Pacific Holdings Inc.	30,251	431
[1]	Venture Global Inc. Class A	41,477	427
	Core Laboratories Inc.	28,267	424
*	American Superconductor Corp.	23,338	423
*	Innovex International Inc.	23,177	416
*	Summit Midstream Corp.	11,793	400
*	ProPetro Holding Corp.	52,959	389
*	Vital Energy Inc.	18,159	385
*	REX American Resources Corp.	9,680	364
*	Shoals Technologies Group Inc. Class A	95,853	318
	RPC Inc.	52,743	290
	Granite Ridge Resources Inc.	46,967	286
	Vitesse Energy Inc.	11,615	286
*	Flowco Holdings Inc. Class A	10,796	277
*	TETRA Technologies Inc.	81,500	274
	Riley Exploration Permian Inc.	9,364	273
*	Nabors Industries Ltd.	6,400	267
	Solaris Energy Infrastructure Inc. Class A	11,776	256
*	NPK International Inc.	43,054	250
*	Infinity Natural Resources Inc. Class A	12,897	242
	SandRidge Energy Inc.	20,416	233
*	Ameresco Inc. Class A	19,234	232
*	BKV Corp.	10,914	229
*	EVgo Inc. Class A	77,161	205
*	Green Plains Inc.	41,000	199
	VAALCO Energy Inc.	52,169	196
*	Fluence Energy Inc.	39,386	191
*	Hallador Energy Co.	15,236	187
*	Forum Energy Technologies Inc.	8,700	175
*	Oil States International Inc.	32,247	166
*	Matrix Service Co.	12,854	160
*	T1 Energy Inc.	124,224	157
*	Gevo Inc.	133,876	155
	Ramaco Resources Inc. Class A	18,625	153
*,1	ChargePoint Holdings Inc.	233,000	141
*	Natural Gas Services Group Inc.	6,383	140
	Ranger Energy Services Inc. Class A	9,800	139
*	Flotek Industries Inc.	16,184	135
	Epsilon Energy Ltd.	18,200	129
*	DMC Global Inc.	14,657	123
	Berry Corp.	37,120	119
[1]	HighPeak Energy Inc.	9,147	116
	W&T Offshore Inc.	74,445	115
	Evolution Petroleum Corp.	20,558	107
*	Amplify Energy Corp.	27,400	102
*	PrimeEnergy Resources Corp.	419	96
	NACCO Industries Inc. Class A	2,823	95
*	Solid Power Inc.	87,000	91
*	Ring Energy Inc.	74,543	86
*	Montauk Renewables Inc.	40,536	85
*	ProFrac Holding Corp. Class A	10,191	77
	Energy Services of America Corp.	6,464	61
	PHX Minerals Inc.	13,999	55
*	SEACOR Marine Holdings Inc.	10,363	52
*	Complete Solaria Inc.	32,582	51
*,1	FuelCell Energy Inc.	9,010	41
*	KLX Energy Services Holdings Inc.	11,351	40

		Shares	Market Value ($000)
*	Geospace Technologies Corp.	5,246	38
*	Aemetis Inc.	20,069	35
*,1	Stem Inc.	85,608	30
*,1	Sunnova Energy International Inc.	71,764	27
*	OPAL Fuels Inc. Class A	14,600	27
*	Ideal Power Inc.	5,004	26
*,1	TPI Composites Inc.	25,021	20
*	American Resources Corp.	26,300	12
*	Beam Global	2,828	6
	Ramaco Resources Inc. Class B	289	2
*,2	Novusterra Inc.	2,191	—
			1,241,442
Financials (7.2%)
*	Berkshire Hathaway Inc. Class B	994,781	529,800
	JPMorgan Chase & Co.	1,704,275	418,059
	Bank of America Corp.	4,167,979	173,930
	Wells Fargo & Co.	2,003,648	143,842
	Goldman Sachs Group Inc.	190,220	103,915
	Progressive Corp.	356,981	101,029
	S&P Global Inc.	192,168	97,641
	Morgan Stanley	737,867	86,087
	Charles Schwab Corp.	1,050,864	82,262
	Citigroup Inc.	1,147,672	81,473
	Blackrock Inc.	85,233	80,671
	Marsh & McLennan Cos. Inc.	299,754	73,149
	Chubb Ltd.	233,181	70,418
*	Berkshire Hathaway Inc. Class A	81	64,674
	Blackstone Inc.	439,554	61,441
	Intercontinental Exchange Inc.	350,693	60,495
	CME Group Inc.	219,442	58,216
	Arthur J Gallagher & Co.	155,871	53,813
	Aon plc Class A	124,905	49,848
	KKR & Co. Inc.	406,884	47,040
	Moody's Corp.	93,262	43,431
	PNC Financial Services Group Inc.	238,991	42,007
	US Bancorp	952,309	40,206
	Aflac Inc.	333,782	37,113
	Bank of New York Mellon Corp.	436,847	36,638
	Travelers Cos. Inc.	137,903	36,470
	Allstate Corp.	161,782	33,500
	Apollo Global Management Inc.	243,539	33,350
	Truist Financial Corp.	791,799	32,583
	American International Group Inc.	361,411	31,421
	Ameriprise Financial Inc.	58,540	28,340
	MetLife Inc.	351,895	28,254
	Discover Financial Services	153,536	26,209
	MSCI Inc.	44,990	25,442
	Prudential Financial Inc.	214,729	23,981
	Hartford Insurance Group Inc.	173,398	21,455
	Nasdaq Inc.	281,063	21,321
	Arch Capital Group Ltd.	218,447	21,010
*	Coinbase Global Inc. Class A	121,785	20,975
	Willis Towers Watson plc	60,986	20,610
*	Robinhood Markets Inc. Class A	468,993	19,519
	Brown & Brown Inc.	148,292	18,448
	M&T Bank Corp.	99,120	17,718
	Broadridge Financial Solutions Inc.	71,318	17,292
	Ares Management Corp. Class A	114,834	16,836
	Fifth Third Bancorp	408,269	16,004
	Raymond James Financial Inc.	112,184	15,583
	LPL Financial Holdings Inc.	46,484	15,207
	State Street Corp.	166,847	14,938
	Cboe Global Markets Inc.	64,196	14,527
	Cincinnati Financial Corp.	95,506	14,108
*	Markel Group Inc.	7,347	13,736
	Huntington Bancshares Inc.	884,896	13,282
	T. Rowe Price Group Inc.	135,628	12,460
	W R Berkley Corp.	174,039	12,385
	Regions Financial Corp.	549,204	11,934

		Shares	Market Value ($000)
	Principal Financial Group Inc.	136,000	11,474
	Northern Trust Corp.	112,874	11,135
	First Citizens BancShares Inc. Class A	5,731	10,626
	FactSet Research Systems Inc.	23,233	10,563
	Tradeweb Markets Inc. Class A	71,010	10,542
	KeyCorp	658,481	10,529
	Interactive Brokers Group Inc. Class A	63,380	10,495
	Citizens Financial Group Inc.	251,835	10,318
	Fidelity National Financial Inc.	158,064	10,287
	Equitable Holdings Inc.	187,904	9,788
	Everest Group Ltd.	26,307	9,558
	Loews Corp.	102,352	9,407
	Unum Group	105,333	8,580
	Reinsurance Group of America Inc.	40,282	7,932
	East West Bancorp Inc.	85,376	7,663
*	SoFi Technologies Inc.	642,789	7,476
	Blue Owl Capital Inc. Class A	372,790	7,471
	RenaissanceRe Holdings Ltd.	29,952	7,188
	Annaly Capital Management Inc.	345,656	7,020
	Carlyle Group Inc.	152,475	6,646
	Kinsale Capital Group Inc.	13,551	6,595
	Assurant Inc.	31,338	6,573
	Erie Indemnity Co. Class A	15,563	6,522
	Globe Life Inc.	48,818	6,430
	First Horizon Corp.	323,941	6,291
	Ally Financial Inc.	167,876	6,122
	Primerica Inc.	20,154	5,734
	American Financial Group Inc.	43,341	5,692
	SouthState Corp.	60,873	5,650
	Stifel Financial Corp.	59,824	5,639
	SEI Investments Co.	70,881	5,502
	Old Republic International Corp.	140,124	5,496
	Houlihan Lokey Inc. Class A	33,103	5,346
	Webster Financial Corp.	102,190	5,268
	AGNC Investment Corp.	546,758	5,238
	Western Alliance Bancorp	64,404	4,948
	Ryan Specialty Holdings Inc. Class A	66,281	4,896
	Commerce Bancshares Inc.	78,156	4,864
	Pinnacle Financial Partners Inc.	45,347	4,809
	Comerica Inc.	80,827	4,774
	MarketAxess Holdings Inc.	21,992	4,758
	Corebridge Financial Inc.	150,229	4,743
	Jefferies Financial Group Inc.	87,173	4,670
	Morningstar Inc.	15,506	4,650
	Evercore Inc. Class A	22,725	4,539
	Zions Bancorp NA	90,443	4,509
	Cullen/Frost Bankers Inc.	35,668	4,466
	Axis Capital Holdings Ltd.	43,822	4,393
	Wintrust Financial Corp.	38,524	4,332
*	Mr. Cooper Group Inc.	35,770	4,278
	RLI Corp.	52,511	4,218
	Old National Bancorp	194,559	4,123
	Popular Inc.	44,105	4,074
	UMB Financial Corp.	39,881	4,032
	Prosperity Bancshares Inc.	56,198	4,011
	Voya Financial Inc.	59,095	4,004
	Starwood Property Trust Inc.	197,507	3,905
	First American Financial Corp.	58,314	3,827
	Franklin Resources Inc.	194,161	3,738
	Lincoln National Corp.	104,101	3,738
	Synovus Financial Corp.	79,059	3,695
	Rithm Capital Corp.	321,928	3,686
	Invesco Ltd.	239,432	3,632
	OneMain Holdings Inc.	73,678	3,601
	Essent Group Ltd.	61,947	3,576
	SLM Corp.	121,449	3,567
	Hanover Insurance Group Inc.	20,013	3,481
	MGIC Investment Corp.	139,121	3,447
	Selective Insurance Group Inc.	37,647	3,446
	Hamilton Lane Inc. Class A	23,085	3,432

		Shares	Market Value ($000)
	Jackson Financial Inc. Class A	40,722	3,412
	Cadence Bank	111,924	3,398
*	Clearwater Analytics Holdings Inc. Class A	125,640	3,367
	Columbia Banking System Inc.	128,529	3,206
	Home BancShares Inc.	111,032	3,139
	Glacier Bancorp Inc.	70,056	3,098
	FNB Corp.	221,468	2,979
	United Bankshares Inc.	84,601	2,933
	White Mountains Insurance Group Ltd.	1,502	2,893
	Affiliated Managers Group Inc.	17,088	2,871
	Lazard Inc.	65,681	2,844
	FirstCash Holdings Inc.	23,491	2,826
	Janus Henderson Group plc	78,019	2,820
	Radian Group Inc.	84,592	2,797
	TPG Inc. Class A	58,515	2,775
	Bank OZK	63,020	2,738
	First Financial Bankshares Inc.	75,686	2,719
	Assured Guaranty Ltd.	29,890	2,633
	Piper Sandler Cos.	10,381	2,571
	Valley National Bancorp	288,497	2,565
	ServisFirst Bancshares Inc.	30,721	2,538
	CNO Financial Group Inc.	60,852	2,534
	Moelis & Co. Class A	43,210	2,522
	Kemper Corp.	37,202	2,487
*	Enstar Group Ltd.	7,139	2,373
	Flagstar Financial Inc.	203,605	2,366
	Hancock Whitney Corp.	45,093	2,365
	Ameris Bancorp	40,849	2,352
*	MARA Holdings Inc.	202,215	2,325
*	Upstart Holdings Inc.	47,477	2,185
*	Texas Capital Bancshares Inc.	28,912	2,160
	International Bancshares Corp.	34,115	2,151
*	Axos Financial Inc.	33,337	2,151
*	Palomar Holdings Inc.	15,564	2,134
	Associated Banc-Corp	94,631	2,132
*	Brighthouse Financial Inc.	36,310	2,106
	Fulton Financial Corp.	114,562	2,072
	United Community Banks Inc.	72,794	2,048
	Blackstone Mortgage Trust Inc. Class A	100,121	2,002
	StepStone Group Inc. Class A	38,014	1,985
	First Bancorp	103,334	1,981
	BGC Group Inc. Class A	214,468	1,967
	Federated Hermes Inc. Class B	48,036	1,958
	Virtu Financial Inc. Class A	51,111	1,948
	PJT Partners Inc. Class A	13,985	1,928
	Eastern Bankshares Inc.	117,509	1,927
	First Hawaiian Inc.	78,619	1,921
	WSFS Financial Corp.	36,748	1,906
	Community Financial System Inc.	33,290	1,893
*	StoneX Group Inc.	24,711	1,887
*	Baldwin Insurance Group Inc. Class A	41,877	1,871
*	Genworth Financial Inc. Class A	261,499	1,854
	Cathay General Bancorp	41,109	1,769
	Victory Capital Holdings Inc. Class A	30,442	1,762
	PennyMac Financial Services Inc.	17,394	1,741
*	NMI Holdings Inc. Class A	48,021	1,731
	WesBanco Inc.	55,428	1,716
	Walker & Dunlop Inc.	20,028	1,710
	Bank of Hawaii Corp.	24,123	1,664
	Simmons First National Corp. Class A	78,654	1,615
	BankUnited Inc.	46,762	1,610
	First Interstate BancSystem Inc. Class A	56,109	1,608
	Atlantic Union Bankshares Corp.	51,423	1,601
	Goosehead Insurance Inc. Class A	13,288	1,569
	CVB Financial Corp.	84,086	1,552
*	Credit Acceptance Corp.	3,001	1,550
*	Oscar Health Inc. Class A	117,200	1,536
	Independent Bank Corp.	24,469	1,533
*	Enova International Inc.	15,761	1,522
	Artisan Partners Asset Management Inc. Class A	38,046	1,488

		Shares	Market Value ($000)
*	Bancorp Inc.	28,093	1,484
	WaFd Inc.	51,265	1,465
	BOK Financial Corp.	13,869	1,444
	First Financial Bancorp	57,056	1,425
	Towne Bank	41,441	1,417
	First Merchants Corp.	35,020	1,416
	Seacoast Banking Corp. of Florida	54,672	1,407
	Cohen & Steers Inc.	17,492	1,404
	Park National Corp.	9,251	1,401
	Banner Corp.	21,627	1,379
	Bread Financial Holdings Inc.	26,916	1,348
*	Riot Platforms Inc.	189,326	1,348
	Renasant Corp.	38,746	1,315
	Provident Financial Services Inc.	76,524	1,314
	Pacific Premier Bancorp Inc.	61,176	1,304
[1]	Arbor Realty Trust Inc.	109,787	1,290
*	Lemonade Inc.	40,888	1,285
	BancFirst Corp.	11,588	1,273
	Stewart Information Services Corp.	17,372	1,239
	Stock Yards Bancorp Inc.	17,792	1,229
	NBT Bancorp Inc.	28,603	1,227
	Enterprise Financial Services Corp.	22,547	1,212
	OFG Bancorp	28,956	1,159
	Banc of California Inc.	81,198	1,152
	Trustmark Corp.	33,226	1,146
*	Sable Offshore Corp.	43,797	1,111
	Pathward Financial Inc.	15,084	1,100
*	Skyward Specialty Insurance Group Inc.	20,585	1,089
	Federal Agricultural Mortgage Corp. Class C	5,682	1,065
*	SiriusPoint Ltd.	61,122	1,057
	Horace Mann Educators Corp.	24,691	1,055
	First Busey Corp.	48,701	1,052
	Nelnet Inc. Class A	9,308	1,033
	FB Financial Corp.	21,988	1,019
	City Holding Co.	8,556	1,005
[1]	Rocket Cos. Inc. Class A	82,700	998
	First Bancorp (XNGS)	24,122	968
	Mercury General Corp.	17,295	967
	First Commonwealth Financial Corp.	61,266	952
	Northwest Bancshares Inc.	78,672	946
	Lakeland Financial Corp.	15,266	907
	S&T Bancorp Inc.	24,278	900
	National Bank Holdings Corp. Class A	23,105	884
*	Customers Bancorp Inc.	17,259	866
	Nicolet Bankshares Inc.	7,800	850
	Hilltop Holdings Inc.	27,897	849
	German American Bancorp Inc.	22,058	827
	Apollo Commercial Real Estate Finance Inc.	86,173	825
	Ladder Capital Corp.	72,214	824
	Two Harbors Investment Corp.	61,485	821
*	Triumph Financial Inc.	13,594	786
	Veritex Holdings Inc.	31,038	775
	Westamerica Bancorp	15,228	771
	Stellar Bancorp Inc.	27,609	764
	ARMOUR Residential REIT Inc.	44,695	764
	Compass Diversified Holdings	40,800	762
	Sandy Spring Bancorp Inc.	27,023	755
	Hope Bancorp Inc.	71,436	748
	PennyMac Mortgage Investment Trust	50,993	747
*	Trupanion Inc.	19,975	744
	Employers Holdings Inc.	14,669	743
	HCI Group Inc.	4,980	743
	WisdomTree Inc.	82,998	740
	Virtus Investment Partners Inc.	4,231	729
	Cannae Holdings Inc.	38,696	709
	Berkshire Hills Bancorp Inc.	26,734	697
*	Root Inc. Class A	5,218	696
	Ellington Financial Inc.	51,641	685
	TriCo Bancshares	17,122	684
	Dime Community Bancshares Inc.	24,474	682

		Shares	Market Value ($000)
	QCR Holdings Inc.	9,550	681
*	ProAssurance Corp.	28,996	677
*	Coastal Financial Corp.	7,483	677
	Safety Insurance Group Inc.	8,465	668
*	LendingClub Corp.	64,048	661
	Franklin BSP Realty Trust Inc.	51,558	657
	MFA Financial Inc.	62,757	644
	Preferred Bank	7,683	643
	Dynex Capital Inc.	49,160	640
	Origin Bancorp Inc.	18,335	636
	Enact Holdings Inc.	17,460	607
	Safehold Inc.	32,169	602
	Chimera Investment Corp.	46,032	591
	Bank First Corp.	5,853	590
	Peoples Bancorp Inc.	19,866	589
	AMERISAFE Inc.	11,182	588
	Brookline Bancorp Inc.	53,848	587
	OceanFirst Financial Corp.	34,312	584
	ConnectOne Bancorp Inc.	23,765	578
	Live Oak Bancshares Inc.	21,351	569
	First Bancshares Inc.	16,812	568
	Navient Corp.	42,505	537
[1]	Ready Capital Corp.	104,696	533
*	Dave Inc.	6,298	521
	Heritage Financial Corp.	21,194	516
	1st Source Corp.	8,562	512
*	Encore Capital Group Inc.	14,715	504
	Amerant Bancorp Inc. Class A	24,085	497
	Southside Bancshares Inc.	16,711	484
	Community Trust Bancorp Inc.	9,586	483
	Redwood Trust Inc.	79,346	482
	Tompkins Financial Corp.	7,468	470
	Univest Financial Corp.	16,579	470
	Hanmi Financial Corp.	20,656	468
	TFS Financial Corp.	37,695	467
	UWM Holdings Corp. Class A	85,264	466
*	NB Bancorp Inc.	25,503	461
	Burke & Herbert Financial Services Corp.	8,192	460
	Acadian Asset Management Inc.	17,636	456
	Merchants Bancorp	12,134	449
	First Mid Bancshares Inc.	12,767	446
*	PRA Group Inc.	21,626	446
*	EZCORP Inc. Class A	30,070	443
	Mercantile Bank Corp.	9,965	433
	Byline Bancorp Inc.	16,290	426
	Central Pacific Financial Corp.	15,648	423
	BrightSpire Capital Inc. Class A	74,965	417
	New York Mortgage Trust Inc.	64,067	416
	Business First Bancshares Inc.	17,003	414
	KKR Real Estate Finance Trust Inc.	38,141	412
	Capitol Federal Financial Inc.	73,045	409
	Equity Bancshares Inc. Class A	10,342	407
	Old Second Bancorp Inc.	24,322	405
	F&G Annuities & Life Inc.	11,212	404
*	Porch Group Inc.	53,159	388
	Orchid Island Capital Inc.	51,187	385
	Independent Bank Corp. (Michigan)	12,460	384
	Eagle Bancorp Inc.	18,256	383
	Washington Trust Bancorp Inc.	12,408	383
	Northeast Bank	4,108	376
	Tiptree Inc. Class A	15,559	375
	P10 Inc. Class A	31,735	373
	Heritage Commerce Corp.	39,071	372
	Horizon Bancorp Inc.	24,347	367
	First Community Bankshares Inc.	9,546	360
	Esquire Financial Holdings Inc.	4,686	353
*	Metropolitan Bank Holding Corp.	6,282	352
	Orrstown Financial Services Inc.	11,436	343
	Universal Insurance Holdings Inc.	14,378	341
	Republic Bancorp Inc. Class A	5,332	340

		Shares	Market Value ($000)
	TrustCo Bank Corp.	11,133	339
	HomeTrust Bancshares Inc.	9,773	335
	Camden National Corp.	8,247	334
	First Financial Corp.	6,821	334
	Metrocity Bankshares Inc.	12,006	331
	GCM Grosvenor Inc. Class A	25,046	331
	United Fire Group Inc.	10,744	317
	Amalgamated Financial Corp.	10,985	316
	Farmers National Banc Corp.	23,843	311
	TPG RE Finance Trust Inc.	37,900	309
	Southern Missouri Bancorp Inc.	5,889	306
	Great Southern Bancorp Inc.	5,479	303
*	Bowhead Specialty Holdings Inc.	7,440	302
	Peapack-Gladstone Financial Corp.	10,598	301
*	LendingTree Inc.	5,940	299
	Oppenheimer Holdings Inc. Class A	4,996	298
	Claros Mortgage Trust Inc.	79,600	297
	Invesco Mortgage Capital Inc.	37,686	297
	Mid Penn Bancorp Inc.	10,959	284
*	Third Coast Bancshares Inc.	8,500	284
*	Selectquote Inc.	83,731	280
*	Hippo Holdings Inc.	10,907	279
	Bar Harbor Bankshares	9,406	277
	Financial Institutions Inc.	11,078	277
	MidWestOne Financial Group Inc.	9,328	276
*	Ambac Financial Group Inc.	31,321	274
	Shore Bancshares Inc.	19,980	271
	Five Star Bancorp	9,655	268
*	TWFG Inc. Class A	8,661	268
[1]	Donegal Group Inc. Class B	15,876	259
	Flushing Financial Corp.	20,120	256
	Capital City Bank Group Inc.	7,094	255
	SmartFinancial Inc.	8,174	254
	First Bank	17,027	252
*	Firstsun Capital Bancorp	6,957	251
	First Foundation Inc.	47,414	246
	CNB Financial Corp.	10,742	239
	Sierra Bancorp	8,494	237
	Enterprise Bancorp Inc.	6,024	235
*	Greenlight Capital Re Ltd. Class A	17,350	235
	Northfield Bancorp Inc.	21,434	234
	Northrim Bancorp Inc.	3,190	234
	Midland States Bancorp Inc.	13,432	230
	Peoples Financial Services Corp.	5,170	230
	Capital Bancorp Inc.	8,094	229
*	Columbia Financial Inc.	15,169	228
*	Heritage Insurance Holdings Inc.	15,504	224
*	California Bancorp	15,639	224
	HarborOne Bancorp Inc.	21,420	222
	Northeast Community Bancorp Inc.	8,905	209
	South Plains Financial Inc.	6,236	207
	Arrow Financial Corp.	7,799	205
	Hingham Institution For Savings	862	205
	Alerus Financial Corp.	11,041	204
	Diamond Hill Investment Group Inc.	1,430	204
	First Business Financial Services Inc.	4,314	203
*	World Acceptance Corp.	1,594	202
	NewtekOne Inc.	16,800	201
	ACNB Corp.	4,849	200
*	Hagerty Inc. Class A	22,074	200
	Civista Bancshares Inc.	10,116	198
	West Bancorp Inc.	9,617	192
*	Carter Bankshares Inc.	11,673	189
	Plumas Bancorp	4,330	187
	Unity Bancorp Inc.	4,581	186
*	Open Lending Corp.	67,137	185
	Ares Commercial Real Estate Corp.	39,600	183
	Investors Title Co.	760	183
	Kearny Financial Corp.	29,132	182
	Farmers & Merchants Bancorp Inc.	7,584	181

		Shares	Market Value ($000)
	First Bancorp Inc.	7,333	181
	Colony Bankcorp Inc.	11,200	181
	HBT Financial Inc.	7,843	176
	Citizens Financial Services Inc.	3,038	176
	Citizens & Northern Corp.	8,711	175
	Bank of Marin Bancorp	7,785	172
	Community West Bancshares	9,286	172
	Home Bancorp Inc.	3,816	171
	RBB Bancorp	10,392	171
	Citizens Community Bancorp Inc.	11,806	170
*	MBIA Inc.	33,738	168
*	Ponce Financial Group Inc.	13,205	167
	John Marshall Bancorp Inc.	10,000	165
*	Bridgewater Bancshares Inc.	11,567	161
	Guild Holdings Co. Class A	10,380	159
	Guaranty Bancshares Inc.	3,925	157
	Regional Management Corp.	5,200	157
	FS Bancorp Inc.	3,965	151
	BayCom Corp.	5,936	149
*	Southern First Bancshares Inc.	4,512	149
	American Coastal Insurance Corp.	12,533	145
	Southern States Bancshares Inc.	4,057	145
	First of Long Island Corp.	11,641	144
	Hawthorn Bancshares Inc.	5,084	144
*,1	Citizens Inc. Class A	31,480	143
	LCNB Corp.	9,701	143
	First Internet Bancorp	5,320	142
*	FVCBankcorp Inc.	13,437	142
	Middlefield Banc Corp.	5,094	142
	BankFinancial Corp.	10,939	138
	Oak Valley Bancorp	5,531	138
*	FB Bancorp Inc.	12,283	138
	ChoiceOne Financial Services Inc.	4,770	137
*	HomeStreet Inc.	11,588	136
	Chicago Atlantic Real Estate Finance Inc.	8,900	131
*	Onity Group Inc.	4,011	130
	Primis Financial Corp.	13,308	130
	Angel Oak Mortgage REIT Inc.	13,600	130
	Franklin Financial Services Corp.	3,600	128
	Waterstone Financial Inc.	9,456	127
	Chemung Financial Corp.	2,549	121
	Greene County Bancorp Inc.	5,012	121
	Penns Woods Bancorp Inc.	4,312	120
*	ACRES Commercial Realty Corp.	5,440	118
*	Abacus Global Management Inc.	15,703	118
	Rithm Property Trust Inc.	39,755	114
	Ames National Corp.	6,500	114
	C&F Financial Corp.	1,671	113
	Fidelity D&D Bancorp Inc.	2,713	113
	PCB Bancorp	6,062	113
	LINKBANCORP Inc.	16,648	113
	National Bankshares Inc.	4,164	111
	ESSA Bancorp Inc.	5,800	109
	First Community Corp.	4,821	109
	AG Mortgage Investment Trust Inc.	14,938	109
	Investar Holding Corp.	6,106	108
	Princeton Bancorp Inc.	3,544	108
*	Kingstone Cos. Inc.	6,427	107
	MainStreet Bancshares Inc.	6,374	107
	Parke Bancorp Inc.	5,702	107
*	Blue Foundry Bancorp	11,548	106
	Granite Point Mortgage Trust Inc.	40,300	105
*	Pioneer Bancorp Inc.	8,918	104
*	Security National Financial Corp. Class A	8,602	104
	Timberland Bancorp Inc.	3,466	104
	Virginia National Bankshares Corp.	2,852	103
*	ECB Bancorp Inc.	6,780	103
	Crawford & Co. Class A	8,911	102
*	eHealth Inc.	14,951	100
	OP Bancorp	8,347	100

		Shares	Market Value ($000)
	Red River Bancshares Inc.	1,941	100
	OppFi Inc.	10,783	100
*	Oportun Financial Corp.	18,084	99
*	BV Financial Inc.	6,407	98
	SR Bancorp Inc.	8,183	98
	USCB Financial Holdings Inc.	5,222	97
	MVB Financial Corp.	5,521	96
	SB Financial Group Inc.	4,586	95
	James River Group Holdings Ltd.	22,386	94
	NexPoint Diversified Real Estate Trust	24,673	94
	Evans Bancorp Inc.	2,390	93
	Union Bankshares Inc.	2,941	93
	Orange County Bancorp Inc.	3,958	93
*	Finance of America Cos. Inc. Class A	4,370	93
	Norwood Financial Corp.	3,727	90
	Western New England Bancorp Inc.	9,618	89
	BCB Bancorp Inc.	8,673	86
	Hanover Bancorp Inc.	3,902	86
	First United Corp.	2,828	85
	Eagle Bancorp Montana Inc.	5,063	85
*	Velocity Financial Inc.	4,566	85
	Bankwell Financial Group Inc.	2,772	84
	Riverview Bancorp Inc.	14,806	84
	Crawford & Co. Class B	7,107	81
	Meridian Corp.	5,544	80
	CF Bankshares Inc.	3,592	79
	Lument Finance Trust Inc.	30,449	79
*	Kingsway Financial Services Inc.	9,900	78
	First Northwest Bancorp	7,546	77
	William Penn Bancorp	7,000	76
*	NI Holdings Inc.	5,165	74
	Sunrise Realty Trust Inc.	6,648	74
	Bank7 Corp.	1,874	73
	First Financial Northwest Inc.	3,170	72
	Silvercrest Asset Management Group Inc. Class A	4,379	72
*	AlTi Global Inc.	23,697	72
*	Provident Bancorp Inc.	6,170	71
	Medallion Financial Corp.	7,764	68
*	loanDepot Inc. Class A	57,100	68
	Seven Hills Realty Trust	5,409	68
	Advanced Flower Capital Inc.	12,000	67
	Cherry Hill Mortgage Investment Corp.	19,275	64
	Nexpoint Real Estate Finance Inc.	4,115	63
	Westwood Holdings Group Inc.	3,791	61
*	Sterling Bancorp Inc.	12,013	58
*	Prairie Operating Co.	10,795	58
*	First Western Financial Inc.	2,900	57
	Finward Bancorp	1,917	56
	First Savings Financial Group Inc.	2,109	54
	Summit State Bank	5,830	54
	Peoples Bancorp of North Carolina Inc.	1,927	52
*	Consumer Portfolio Services Inc.	5,489	48
	Provident Financial Holdings Inc.	3,235	47
*	Forge Global Holdings Inc.	79,468	45
*	GoHealth Inc. Class A	3,633	45
[1]	B. Riley Financial Inc.	11,394	44
	First Guaranty Bancshares Inc.	4,784	37
	Sachem Capital Corp.	30,000	35
*	Heritage Global Inc.	14,800	32
	Ohio Valley Banc Corp.	1,110	29
	First National Corp.	1,110	25
*	Finwise Bancorp	1,306	23
	Hennessy Advisors Inc.	2,219	22
	US Global Investors Inc. Class A	9,831	22
	AmeriServ Financial Inc.	8,751	21
*	Maiden Holdings Ltd.	35,700	20
*	Katapult Holdings Inc.	1,844	19
	United Security Bancshares	1,969	18
	Affinity Bancshares Inc.	810	14
*,1	Bakkt Holdings Inc. Class A	1,444	13

		Shares	Market Value ($000)
	Territorial Bancorp Inc.	1,230	10
*	GCT Semiconductor Holding Inc.	4,900	8
			3,997,013
Health Care (6.5%)
	Eli Lilly & Co.	520,319	429,737
	UnitedHealth Group Inc.	561,147	293,901
	Johnson & Johnson	1,468,402	243,520
	AbbVie Inc.	1,076,818	225,615
	Abbott Laboratories	1,057,451	140,271
	Merck & Co. Inc.	1,540,426	138,269
	Thermo Fisher Scientific Inc.	229,905	114,401
*	Intuitive Surgical Inc.	217,488	107,715
	Amgen Inc.	327,566	102,053
*	Boston Scientific Corp.	899,656	90,757
	Pfizer Inc.	3,453,264	87,506
	Gilead Sciences Inc.	759,223	85,071
	Danaher Corp.	391,937	80,347
	Stryker Corp.	209,449	77,967
*	Vertex Pharmaceuticals Inc.	156,860	76,049
	Bristol-Myers Squibb Co.	1,235,633	75,361
	Medtronic plc	782,869	70,349
	Elevance Health Inc.	138,605	60,288
	Cigna Group	169,872	55,888
	Regeneron Pharmaceuticals Inc.	65,691	41,663
	Zoetis Inc.	246,021	40,507
	Becton Dickinson & Co.	174,922	40,068
	HCA Healthcare Inc.	106,000	36,628
*	Edwards Lifesciences Corp.	360,171	26,105
	GE HealthCare Technologies Inc.	264,550	21,352
*	Alnylam Pharmaceuticals Inc.	78,703	21,251
*	IDEXX Laboratories Inc.	49,472	20,776
*	Veeva Systems Inc. Class A	88,679	20,541
	Cardinal Health Inc.	147,300	20,294
	Agilent Technologies Inc.	173,168	20,257
	ResMed Inc.	89,673	20,073
	Humana Inc.	73,636	19,484
*	Centene Corp.	302,349	18,356
*	IQVIA Holdings Inc.	101,581	17,909
*	Dexcom Inc.	238,491	16,287
	Zimmer Biomet Holdings Inc.	121,281	13,727
	STERIS plc	60,277	13,662
*	Waters Corp.	36,080	13,298
*	Biogen Inc.	89,608	12,262
	Labcorp Holdings Inc.	51,064	11,885
	Quest Diagnostics Inc.	68,026	11,510
*	Insulet Corp.	42,803	11,240
*	Molina Healthcare Inc.	33,879	11,159
*	Natera Inc.	76,305	10,790
	Baxter International Inc.	309,619	10,598
*	Cooper Cos. Inc.	121,972	10,288
	West Pharmaceutical Services Inc.	44,173	9,889
*	United Therapeutics Corp.	27,296	8,415
*	Hologic Inc.	135,683	8,381
*	Insmed Inc.	109,283	8,337
*	BioMarin Pharmaceutical Inc.	116,674	8,248
*	Intra-Cellular Therapies Inc.	61,630	8,130
*	Tenet Healthcare Corp.	57,737	7,766
	Revvity Inc.	73,245	7,749
*	Illumina Inc.	96,092	7,624
	Royalty Pharma plc Class A	224,793	6,998
*	Align Technology Inc.	43,339	6,885
*	Neurocrine Biosciences Inc.	61,193	6,768
*	Solventum Corp.	84,609	6,434
*	Avantor Inc.	395,812	6,416
	Viatris Inc.	729,330	6,352
*	Corcept Therapeutics Inc.	54,544	6,230
	Encompass Health Corp.	61,440	6,223
	Universal Health Services Inc. Class B	32,988	6,198
*	Incyte Corp.	101,502	6,146

		Shares	Market Value ($000)
*	Moderna Inc.	212,283	6,018
*	Penumbra Inc.	22,200	5,937
*	Exelixis Inc.	160,640	5,931
	Bio-Techne Corp.	97,526	5,718
	Chemed Corp.	9,133	5,620
*	Henry Schein Inc.	76,278	5,224
*	Globus Medical Inc. Class A	68,930	5,046
*	Exact Sciences Corp.	114,560	4,959
*	Masimo Corp.	29,483	4,912
*	Halozyme Therapeutics Inc.	74,651	4,763
*	Charles River Laboratories International Inc.	31,296	4,711
*	HealthEquity Inc.	53,113	4,694
*	Medpace Holdings Inc.	15,159	4,619
	Ensign Group Inc.	35,041	4,534
*	Jazz Pharmaceuticals plc	35,085	4,356
*	Doximity Inc. Class A	74,173	4,304
*	Repligen Corp.	32,543	4,141
*	Lantheus Holdings Inc.	42,359	4,134
	Teleflex Inc.	28,368	3,920
*	DaVita Inc.	23,747	3,633
*	Merit Medical Systems Inc.	34,057	3,600
*	Revolution Medicines Inc.	101,594	3,592
*	Sarepta Therapeutics Inc.	55,550	3,545
*	Blueprint Medicines Corp.	39,187	3,468
*	Option Care Health Inc.	98,406	3,439
*	TG Therapeutics Inc.	85,385	3,367
*	Madrigal Pharmaceuticals Inc.	10,025	3,321
*	Alkermes plc	99,349	3,281
*	Bridgebio Pharma Inc.	93,440	3,230
*	Glaukos Corp.	32,228	3,172
*	Elanco Animal Health Inc.	301,058	3,161
*	Guardant Health Inc.	71,874	3,062
*	Hims & Hers Health Inc.	102,672	3,034
*	Bio-Rad Laboratories Inc. Class A	12,150	2,959
*	Inspire Medical Systems Inc.	18,483	2,944
*	Cytokinetics Inc.	72,515	2,914
*	Vaxcyte Inc.	76,182	2,877
*	Krystal Biotech Inc.	15,875	2,862
*	Ionis Pharmaceuticals Inc.	92,976	2,805
*	Axsome Therapeutics Inc.	23,827	2,779
*	Roivant Sciences Ltd.	273,815	2,763
	Bruker Corp.	65,539	2,736
*	Prestige Consumer Healthcare Inc.	30,574	2,628
*	ADMA Biologics Inc.	125,330	2,487
*,1	Tempus AI Inc. Class A	51,251	2,472
*	Integer Holdings Corp.	20,627	2,434
*	PTC Therapeutics Inc.	47,345	2,413
	Perrigo Co. plc	84,597	2,372
	Organon & Co.	156,839	2,335
*	Arcellx Inc.	34,649	2,273
*	Avidity Biosciences Inc.	70,034	2,067
*	Waystar Holding Corp.	54,207	2,025
*	RadNet Inc.	40,553	2,016
*	iRhythm Technologies Inc.	19,250	2,015
*	Nuvalent Inc. Class A	28,210	2,001
*	Rhythm Pharmaceuticals Inc.	37,635	1,994
*	ICU Medical Inc.	14,274	1,982
*	Ultragenyx Pharmaceutical Inc.	54,590	1,977
*	Haemonetics Corp.	30,726	1,953
*	CorVel Corp.	17,358	1,944
*	SpringWorks Therapeutics Inc.	43,350	1,913
*	Akero Therapeutics Inc.	46,031	1,863
*	Crinetics Pharmaceuticals Inc.	55,019	1,845
*	Envista Holdings Corp.	106,806	1,843
*	PROCEPT BioRobotics Corp.	31,564	1,839
	DENTSPLY SIRONA Inc.	123,023	1,838
*	Amedisys Inc.	19,600	1,816
*	Protagonist Therapeutics Inc.	36,386	1,760
*	Catalyst Pharmaceuticals Inc.	69,357	1,682
*	Scholar Rock Holding Corp.	51,340	1,651

		Shares	Market Value ($000)
*	Acadia Healthcare Co. Inc.	54,117	1,641
*	Soleno Therapeutics Inc.	22,041	1,575
*	Viking Therapeutics Inc.	65,022	1,570
	Patterson Cos. Inc.	49,339	1,541
*	Amicus Therapeutics Inc.	183,544	1,498
	Concentra Group Holdings Parent Inc.	65,846	1,429
*	Apellis Pharmaceuticals Inc.	65,314	1,428
*	Privia Health Group Inc.	62,389	1,401
*	Veracyte Inc.	47,115	1,397
*	Twist Bioscience Corp.	34,687	1,362
*	Vericel Corp.	30,245	1,350
*	Alignment Healthcare Inc.	72,493	1,350
*	QuidelOrtho Corp.	38,230	1,337
*	TransMedics Group Inc.	19,459	1,309
*	Enovis Corp.	34,085	1,302
*	ACADIA Pharmaceuticals Inc.	77,671	1,290
*	Summit Therapeutics Inc.	66,223	1,277
*	Tarsus Pharmaceuticals Inc.	23,577	1,211
*	Novocure Ltd.	67,612	1,205
*	Biohaven Ltd.	49,819	1,198
*	Ligand Pharmaceuticals Inc.	11,241	1,182
*	Neogen Corp.	136,261	1,181
*,1	Recursion Pharmaceuticals Inc. Class A	216,939	1,148
	CONMED Corp.	18,966	1,145
*	Mirum Pharmaceuticals Inc.	25,240	1,137
*	Sotera Health Co.	96,801	1,129
*	Addus HomeCare Corp.	11,309	1,118
	Premier Inc. Class A	57,602	1,111
*	Edgewise Therapeutics Inc.	49,864	1,097
*	Beam Therapeutics Inc.	54,873	1,072
	Select Medical Holdings Corp.	63,867	1,067
*	Dynavax Technologies Corp.	81,106	1,052
*	Supernus Pharmaceuticals Inc.	31,698	1,038
*	Progyny Inc.	46,292	1,034
	LeMaitre Vascular Inc.	12,243	1,027
*	Agios Pharmaceuticals Inc.	34,831	1,021
*	Omnicell Inc.	28,793	1,007
*	Kymera Therapeutics Inc.	36,734	1,005
*	Arcutis Biotherapeutics Inc.	64,105	1,003
*	Denali Therapeutics Inc.	72,843	990
*	Warby Parker Inc. Class A	53,401	973
*	Travere Therapeutics Inc.	54,050	969
*	BioCryst Pharmaceuticals Inc.	129,109	968
*	Surgery Partners Inc.	39,144	930
*	UFP Technologies Inc.	4,565	921
*	CG oncology Inc.	37,386	916
*	GeneDx Holdings Corp. Class A	10,283	911
*	AtriCure Inc.	27,817	897
*	Integra LifeSciences Holdings Corp.	40,453	890
*	Amneal Pharmaceuticals Inc.	104,902	879
*	Apogee Therapeutics Inc.	22,967	858
*	Azenta Inc.	24,679	855
*	Harmony Biosciences Holdings Inc.	25,489	846
*	Ideaya Biosciences Inc.	51,329	841
*	agilon health Inc.	191,805	831
*	Clover Health Investments Corp. Class A	230,600	828
*	Phreesia Inc.	31,986	818
*	Astrana Health Inc.	26,132	810
*	Teladoc Health Inc.	101,690	809
*	MannKind Corp.	160,359	807
*	Pediatrix Medical Group Inc.	55,346	802
*	BrightSpring Health Services Inc.	43,596	789
*	Tandem Diabetes Care Inc.	40,951	785
*	ANI Pharmaceuticals Inc.	11,494	770
*	Brookdale Senior Living Inc.	121,631	761
*	Arrowhead Pharmaceuticals Inc.	59,687	760
*	Celldex Therapeutics Inc.	40,980	744
*	Certara Inc.	75,036	743
*	NeoGenomics Inc.	77,697	737
	National HealthCare Corp.	7,923	735

		Shares	Market Value ($000)
*	Vera Therapeutics Inc. Class A	29,676	713
*	Immunovant Inc.	41,592	711
	US Physical Therapy Inc.	9,599	695
*	Ocular Therapeutix Inc.	94,601	693
*	Ardelyx Inc.	137,166	673
*	Disc Medicine Inc.	13,423	666
*	Evolent Health Inc. Class A	69,541	659
*	Pacira BioSciences Inc.	26,335	654
*	Syndax Pharmaceuticals Inc.	52,955	651
*	Janux Therapeutics Inc.	23,432	633
*	AdaptHealth Corp. Class A	58,320	632
*	BioLife Solutions Inc.	27,116	619
*	Viridian Therapeutics Inc.	45,737	617
*	Alphatec Holdings Inc.	60,762	616
*	Innoviva Inc.	32,910	597
*	Adaptive Biotechnologies Corp.	80,050	595
*	Novavax Inc.	92,583	593
*	RxSight Inc.	23,261	587
*	Artivion Inc.	23,447	576
*	Liquidia Corp.	39,061	576
*	Geron Corp.	359,553	572
*	Collegium Pharmaceutical Inc.	19,128	571
*	89bio Inc.	78,071	568
*	Iovance Biotherapeutics Inc.	168,900	562
*	10X Genomics Inc. Class A	64,342	562
*	CareDx Inc.	31,343	556
*	MiMedx Group Inc.	71,096	540
*	Spyre Therapeutics Inc.	33,370	538
*	Dyne Therapeutics Inc.	51,077	534
*	Nurix Therapeutics Inc.	44,659	531
*	STAAR Surgical Co.	29,010	511
*	Pennant Group Inc.	19,513	491
*	Harrow Inc.	18,403	490
	HealthStream Inc.	15,201	489
*	Chimerix Inc.	57,135	486
*	Healthcare Services Group Inc.	48,112	485
*	ARS Pharmaceuticals Inc.	38,546	485
*	Kiniksa Pharmaceuticals International plc Class A	21,265	472
*	Xencor Inc.	43,673	465
*	Xeris Biopharma Holdings Inc.	84,399	463
*	Vir Biotechnology Inc.	71,121	461
*	Axogen Inc.	24,755	458
*	Myriad Genetics Inc.	51,531	457
*	Intellia Therapeutics Inc.	62,743	446
*	Mineralys Therapeutics Inc.	28,082	446
	Embecta Corp.	34,719	443
*	Owens & Minor Inc.	48,573	439
*	Fortrea Holdings Inc.	57,658	435
*	Amphastar Pharmaceuticals Inc.	14,651	425
*	Avadel Pharmaceuticals plc ADR	54,321	425
*,1	Anavex Life Sciences Corp.	48,976	420
*,1	GRAIL Inc.	16,446	420
*	LifeStance Health Group Inc.	62,893	419
*	Praxis Precision Medicines Inc.	10,977	416
*	LENZ Therapeutics Inc.	15,893	409
*	Paragon 28 Inc.	30,453	398
*	Evolus Inc.	32,737	394
*	Day One Biopharmaceuticals Inc.	49,510	393
*	Enliven Therapeutics Inc.	19,895	392
*	Replimune Group Inc.	39,913	389
*	Cogent Biosciences Inc.	63,480	380
*	Avanos Medical Inc.	26,104	374
*	SI-BONE Inc.	26,195	368
*	Castle Biosciences Inc.	17,567	352
*	Orthofix Medical Inc.	21,491	351
*	Rocket Pharmaceuticals Inc.	52,067	347
*	Kura Oncology Inc.	52,443	346
*,1	ImmunityBio Inc.	113,844	343
*	Arcus Biosciences Inc.	41,737	328
*	ArriVent Biopharma Inc.	17,701	327

		Shares	Market Value ($000)
*	Ardent Health Partners Inc.	23,161	318
*	Accolade Inc.	45,110	315
*	KalVista Pharmaceuticals Inc.	26,515	306
*	Nuvation Bio Inc.	173,898	306
*	Omeros Corp.	35,983	296
*	Akebia Therapeutics Inc.	151,441	291
*	Sage Therapeutics Inc.	36,148	287
*	Immunome Inc.	42,622	287
*	Savara Inc.	102,185	283
*	PACS Group Inc.	25,218	283
*	Arbutus Biopharma Corp.	80,372	280
*	Dianthus Therapeutics Inc.	15,359	279
*	Varex Imaging Corp.	23,210	269
*	Niagen Bioscience Inc.	38,737	267
	iRadimed Corp.	5,089	267
*	Trevi Therapeutics Inc.	42,268	266
*	Treace Medical Concepts Inc.	31,640	265
*	OPKO Health Inc.	158,724	263
*	Relay Therapeutics Inc.	99,704	261
*	TruBridge Inc.	9,434	260
*	Metsera Inc.	9,477	258
*	Arvinas Inc.	36,652	257
*	GoodRx Holdings Inc. Class A	56,002	247
*	Cullinan Therapeutics Inc.	32,552	246
*	Enhabit Inc.	27,672	243
*	CorMedix Inc.	39,265	242
*	OrthoPediatrics Corp.	9,694	239
	Phibro Animal Health Corp. Class A	11,182	239
*	Surmodics Inc.	7,842	239
*	Zevra Therapeutics Inc.	31,625	237
*	AnaptysBio Inc.	12,700	236
*	Theravance Biopharma Inc.	26,350	235
*,1	Altimmune Inc.	46,812	234
*	Phathom Pharmaceuticals Inc.	36,289	228
*	Cytek Biosciences Inc.	56,674	227
*	Delcath Systems Inc.	17,716	226
*	Zymeworks Inc.	18,768	224
*	Butterfly Network Inc. Class A	96,873	221
*	Capricor Therapeutics Inc.	22,929	218
*	EyePoint Pharmaceuticals Inc.	40,182	218
	Oruka Therapeutics Inc.	21,276	218
*	Rigel Pharmaceuticals Inc.	11,934	215
*	Senseonics Holdings Inc.	324,200	213
*	Tactile Systems Technology Inc.	16,140	213
*	Bioventus Inc. Class A	23,179	212
*	Tourmaline Bio Inc.	13,817	210
*	Keros Therapeutics Inc.	20,528	209
*	AngioDynamics Inc.	22,092	207
*	REGENXBIO Inc.	28,991	207
*	ClearPoint Neuro Inc.	17,134	204
*	Aldeyra Therapeutics Inc.	34,700	200
*	ORIC Pharmaceuticals Inc.	34,993	195
*	Vanda Pharmaceuticals Inc.	41,986	193
*	NeuroPace Inc.	15,234	187
*	Verve Therapeutics Inc.	40,860	187
*,1	Pacific Biosciences of California Inc.	155,563	184
*	Standard BioTools Inc.	168,508	182
*	MaxCyte Inc.	66,640	182
*	Eton Pharmaceuticals Inc.	13,900	180
*	Monte Rosa Therapeutics Inc.	38,787	180
*	Stoke Therapeutics Inc.	26,952	179
*,1	Pulse Biosciences Inc.	10,929	176
*	Erasca Inc.	128,247	176
*	Zimvie Inc.	16,330	176
*	Community Health Systems Inc.	64,983	175
*	Heron Therapeutics Inc.	78,614	173
*	Celcuity Inc.	16,943	171
*	Entrada Therapeutics Inc.	18,897	171
*	Fulgent Genetics Inc.	10,050	170
*	2seventy bio Inc.	34,344	170

		Shares	Market Value ($000)
*	Esperion Therapeutics Inc.	117,202	169
	National Research Corp.	13,198	169
*	Astria Therapeutics Inc.	31,704	169
*	CVRx Inc.	13,772	168
*	Talkspace Inc.	65,383	167
*	Bicara Therapeutics Inc.	12,411	162
*	Quanterix Corp.	24,560	160
*	Ceribell Inc.	8,154	157
*	Aveanna Healthcare Holdings Inc.	28,788	156
*	OmniAb Inc.	64,445	155
*	OraSure Technologies Inc.	45,774	154
*	Avita Medical Inc.	18,756	153
*	Cerus Corp.	109,208	152
*	Gossamer Bio Inc.	138,469	152
*	Viemed Healthcare Inc.	20,899	152
*	Maravai LifeSciences Holdings Inc. Class A	68,585	152
*	Verastem Inc.	25,193	152
*	Health Catalyst Inc.	33,373	151
*	SIGA Technologies Inc.	27,490	151
*,1	Beta Bionics Inc.	12,332	151
*	Emergent BioSolutions Inc.	30,360	148
*,1	Sana Biotechnology Inc.	87,453	147
*	Pulmonx Corp.	21,458	144
*	Anika Therapeutics Inc.	9,542	143
*	Arcturus Therapeutics Holdings Inc.	13,374	142
*	Organogenesis Holdings Inc. Class A	32,911	142
*	Sonida Senior Living Inc.	6,041	141
*	Precigen Inc.	93,207	139
*	Atea Pharmaceuticals Inc.	46,519	139
*	Aquestive Therapeutics Inc.	47,200	137
*	Amylyx Pharmaceuticals Inc.	38,707	137
*	Solid Biosciences Inc.	36,980	137
*	DocGo Inc.	51,107	135
*	Ironwood Pharmaceuticals Inc. Class A	91,420	134
*,1	Gyre Therapeutics Inc.	17,257	133
*,1	Ocugen Inc.	187,541	132
*	Lifecore Biomedical Inc.	18,610	131
*	Allogene Therapeutics Inc.	89,181	130
*	LifeMD Inc.	23,838	130
*	Absci Corp.	51,403	129
*	Nevro Corp.	21,922	128
*	Taysha Gene Therapies Inc.	92,210	128
*	Inogen Inc.	17,882	127
*	Eledon Pharmaceuticals Inc.	37,040	126
*	Checkpoint Therapeutics Inc.	31,036	125
*	Codexis Inc.	46,017	124
*	Fulcrum Therapeutics Inc.	42,012	121
*	Voyager Therapeutics Inc.	35,606	120
*	Aura Biosciences Inc.	20,471	120
*	Joint Corp.	9,539	119
	Utah Medical Products Inc.	2,090	117
*	Terns Pharmaceuticals Inc.	42,528	117
*	aTyr Pharma Inc.	38,420	116
	Acme United Corp.	2,909	115
*	Y-mAbs Therapeutics Inc.	25,975	115
*	Tyra Biosciences Inc.	12,400	115
*	Annexon Inc.	58,962	114
*,1	Humacyte Inc.	66,771	114
*	Abeona Therapeutics Inc.	23,500	112
*	Accuray Inc.	61,258	110
*,1	Ginkgo Bioworks Holdings Inc. Class A	18,718	107
*	Corvus Pharmaceuticals Inc.	33,278	106
*	iTeos Therapeutics Inc.	17,698	106
*	Nektar Therapeutics	151,005	103
*	Pro-Dex Inc.	2,075	103
*	4D Molecular Therapeutics Inc.	31,864	103
*	Regulus Therapeutics Inc.	58,824	103
*	Coya Therapeutics Inc.	15,974	103
*	LENSAR Inc.	7,146	101
*	Zenas Biopharma Inc.	12,782	101

		Shares	Market Value ($000)
*	Olema Pharmaceuticals Inc.	26,604	100
*	OptimizeRx Corp.	11,439	99
*	Sanara Medtech Inc.	3,200	99
*	908 Devices Inc.	22,158	99
*	Semler Scientific Inc.	2,739	99
*	Neuronetics Inc.	26,296	97
*	Candel Therapeutics Inc.	17,160	97
*	Inhibikase Therapeutics Inc.	44,358	97
*	ACELYRIN Inc.	39,064	96
*,1	Cartesian Therapeutics Inc.	7,206	95
*	Inhibrx Biosciences Inc.	6,746	94
*	Electromed Inc.	3,905	93
*	DiaMedica Therapeutics Inc.	24,554	93
*	Claritev Corp.	4,518	93
*	Sangamo Therapeutics Inc.	138,868	91
*	XOMA Royalty Corp.	4,561	91
*	Orchestra BioMed Holdings Inc.	21,354	91
*	Myomo Inc.	18,756	90
*	Protara Therapeutics Inc.	20,334	87
*	Tectonic Therapeutic Inc.	4,878	86
*	Rezolute Inc.	29,415	85
*,1	Prime Medicine Inc.	42,918	85
*	Cargo Therapeutics Inc.	20,883	85
*	Neurogene Inc.	7,268	85
*	Puma Biotechnology Inc.	28,100	83
*	FONAR Corp.	5,825	82
*,1	Inmune Bio Inc.	10,372	81
*	Fennec Pharmaceuticals Inc.	13,356	81
*,1	Alumis Inc.	13,254	81
*	Enanta Pharmaceuticals Inc.	14,469	80
*,1	Cardiff Oncology Inc.	24,797	78
*	Contineum Therapeutics Inc. Class A	11,235	78
*	Perspective Therapeutics Inc.	35,471	76
*	Compass Therapeutics Inc.	38,900	74
*	C4 Therapeutics Inc.	45,085	72
*	Biote Corp. Class A	21,603	72
*	Korro Bio Inc.	4,115	72
*	Aclaris Therapeutics Inc.	44,964	69
*	Nutex Health Inc.	1,458	69
*	Adverum Biotechnologies Inc.	15,577	68
*	RCM Technologies Inc.	4,309	67
*,1	Quantum-Si Inc.	55,714	67
*	American Well Corp. Class A	8,536	67
*	Atossa Therapeutics Inc.	98,096	66
*	Design Therapeutics Inc.	17,141	66
*	Septerna Inc.	11,400	66
*	Editas Medicine Inc.	55,877	65
*	Alector Inc.	52,271	64
*	Personalis Inc.	18,216	64
*	Cidara Therapeutics Inc.	2,966	64
*,1	Rapport Therapeutics Inc.	6,368	64
*	Upstream Bio Inc.	10,374	63
*	KORU Medical Systems Inc.	24,374	62
*	Larimar Therapeutics Inc.	28,760	62
*	Stereotaxis Inc.	34,516	61
*	Seer Inc. Class A	36,017	61
*,1	Telomir Pharmaceuticals Inc.	18,834	61
*	Vaxart Inc.	148,173	60
*	Caribou Biosciences Inc.	65,200	60
*	Lineage Cell Therapeutics Inc.	128,266	58
*	Elutia Inc. Class A	23,021	58
*	Lyell Immunopharma Inc.	105,726	57
*,1	MBX Biosciences Inc.	7,765	57
*	Sensus Healthcare Inc.	11,601	55
*	Nuvectis Pharma Inc.	5,600	55
*	ProKidney Corp. Class A	61,933	54
*	Foghorn Therapeutics Inc.	14,601	53
*	Coherus Biosciences Inc.	65,031	52
*	Fate Therapeutics Inc.	63,965	51
*	Tango Therapeutics Inc.	36,978	51

		Shares	Market Value ($000)
*	Third Harmonic Bio Inc.	14,820	51
*	Sagimet Biosciences Inc. Class A	15,559	51
*	Kodiak Sciences Inc.	17,382	49
*	Seres Therapeutics Inc.	69,975	49
*	Pliant Therapeutics Inc.	36,322	49
*	MacroGenics Inc.	38,094	48
*	scPharmaceuticals Inc.	18,200	48
*	Sera Prognostics Inc. Class A	11,848	44
*	Alpha Teknova Inc.	8,236	43
*	Black Diamond Therapeutics Inc.	27,000	42
*	Sight Sciences Inc.	17,683	42
*	Neumora Therapeutics Inc.	41,991	42
*,1	Cassava Sciences Inc.	27,129	41
*	PMV Pharmaceuticals Inc.	37,924	41
*	Oncology Institute Inc.	35,828	41
*	Zentalis Pharmaceuticals Inc.	24,854	40
*	Greenwich Lifesciences Inc.	4,233	40
*	Cumberland Pharmaceuticals Inc.	9,187	39
*,1	Lexicon Pharmaceuticals Inc.	84,532	39
*	Renovaro Inc.	70,239	38
*	XBiotech Inc.	11,679	38
*	Assertio Holdings Inc.	56,592	38
*,1	Biomea Fusion Inc.	17,900	38
*	TScan Therapeutics Inc.	27,590	38
*	iCAD Inc.	18,133	37
*	Jasper Therapeutics Inc.	8,701	37
*	Anixa Biosciences Inc.	12,599	36
*	CytoSorbents Corp.	35,641	36
*	InfuSystem Holdings Inc.	6,650	36
*	Nkarta Inc.	19,414	36
*,1	Genelux Corp.	13,500	36
*	OnKure Therapeutics Inc. Class A	8,445	36
*	Innovage Holding Corp.	11,700	35
*	Hyperfine Inc.	49,514	35
*	Kyverna Therapeutics Inc.	18,196	35
*	Optinose Inc.	3,840	35
*	Lexeo Therapeutics Inc.	9,914	34
*	Metagenomi Inc.	25,316	34
*,1	Galectin Therapeutics Inc.	26,902	33
*	Forian Inc.	16,600	33
*	Tenaya Therapeutics Inc.	58,500	33
*	Sutro Biopharma Inc.	49,072	32
*	Inotiv Inc.	14,694	32
*	HeartBeam Inc.	15,967	32
*	Bluebird Bio Inc.	6,625	32
*	Cabaletta Bio Inc.	22,492	31
*	Clearside Biomedical Inc.	33,500	31
*	Exagen Inc.	8,667	31
*	Adicet Bio Inc.	41,441	31
*	Invivyd Inc.	51,206	31
*	Climb Bio Inc.	25,309	31
*,1	Immuneering Corp. Class A	20,162	31
*	Corbus Pharmaceuticals Holdings Inc.	5,650	30
*	Apyx Medical Corp.	21,359	29
*	CytomX Therapeutics Inc.	46,219	29
*	Acumen Pharmaceuticals Inc.	26,300	29
*	Applied Therapeutics Inc.	56,773	28
*	Artiva Biotherapeutics Inc.	9,202	28
*	Zynex Inc.	12,104	27
*	RAPT Therapeutics Inc.	21,985	27
*	Inozyme Pharma Inc.	29,430	27
*	Pyxis Oncology Inc.	26,643	26
*	Ventyx Biosciences Inc.	22,928	26
*	Kronos Bio Inc.	30,839	25
*	Alto Neuroscience Inc.	11,433	25
*	Dyadic International Inc.	17,910	24
*	Shattuck Labs Inc.	24,751	24
*	Cue Biopharma Inc.	25,288	23
*	X4 Pharmaceuticals Inc.	96,495	23
*	Whitehawk Therapeutics Inc.	13,200	23

		Shares	Market Value ($000)
*	Karyopharm Therapeutics Inc.	6,035	23
*	Mersana Therapeutics Inc.	62,671	22
*	Werewolf Therapeutics Inc.	23,041	22
*	Akoya Biosciences Inc.	16,102	22
*	Instil Bio Inc.	1,288	22
*	Outset Medical Inc.	2,003	22
*	ElectroCore Inc.	3,168	21
*	PDS Biotechnology Corp.	16,905	20
*	RenovoRx Inc.	20,696	20
*	Achieve Life Sciences Inc.	7,046	19
*	Biodesix Inc.	30,322	19
*	FibroGen Inc.	56,782	18
*	Kezar Life Sciences Inc.	3,704	18
*	Tela Bio Inc.	13,582	17
*	NeueHealth Inc.	2,499	17
*	Harvard Bioscience Inc.	25,649	15
*	Nautilus Biotechnology Inc.	17,600	15
*	Agenus Inc.	10,245	15
*	Atara Biotherapeutics Inc.	2,595	15
*	Vigil Neuroscience Inc.	8,064	14
*	Scilex Holding Co.	56,900	14
*	Vicarious Surgical Inc. Class A	2,122	14
*	Ovid therapeutics Inc.	43,087	13
*	Passage Bio Inc.	38,001	13
*	Rallybio Corp.	19,513	13
*	Acrivon Therapeutics Inc.	6,200	13
*	Allakos Inc.	52,074	12
*	Verrica Pharmaceuticals Inc.	26,135	12
*	PepGen Inc.	8,254	12
*	Cellectar Biosciences Inc.	37,500	12
*	Kestra Medical Technologies Ltd.	492	12
*	Retractable Technologies Inc.	15,700	11
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $390)	44,359	10
*	MEI Pharma Inc.	4,686	10
*	IGM Biosciences Inc.	8,083	9
*	IRIDEX Corp.	8,974	9
*	ALX Oncology Holdings Inc.	15,129	9
*	ModivCare Inc.	7,012	9
*	Ikena Oncology Inc.	6,806	9
*,1	Celularity Inc. Class A	5,470	9
*	Generation Bio Co.	20,478	8
*,1	Q32 Bio Inc.	4,783	8
*	Aligos Therapeutics Inc.	973	8
*	Co-Diagnostics Inc.	22,573	7
*	Annovis Bio Inc.	4,844	7
*	Cognition Therapeutics Inc.	16,050	7
*	Context Therapeutics Inc.	11,339	7
*,1	Outlook Therapeutics Inc.	5,578	7
*	Relmada Therapeutics Inc.	20,489	6
*	Citius Pharmaceuticals Inc.	4,251	6
*,1	Maze Therapeutics Inc.	587	6
*	BioAtla Inc.	13,969	5
*	Reviva Pharmaceuticals Holdings Inc.	5,640	5
*	TherapeuticsMD Inc.	5,114	5
*,1	Leap Therapeutics Inc.	14,918	5
*	Sionna Therapeutics Inc.	504	5
*	Aardvark Therapeutics Inc.	663	5
*	Palatin Technologies Inc.	7,577	4
*	Rapid Micro Biosystems Inc. Class A	1,171	3
*	Movano Inc.	1,667	3
*	CAMP4 Therapeutics Corp.	627	3
*,2	OmniAb Inc. 12.5 Earnout	4,987	—
*,2	OmniAb Inc. 15 Earnout	4,987	—
			3,593,111
Industrials (7.6%)
	Visa Inc. Class A	1,050,467	368,147
	Mastercard Inc. Class A	495,790	271,752
	GE Aerospace	621,740	124,441
	Accenture plc Class A	381,268	118,971

		Shares	Market Value ($000)
	RTX Corp.	811,504	107,492
	Caterpillar Inc.	291,041	95,985
	Union Pacific Corp.	367,842	86,899
	Honeywell International Inc.	395,983	83,849
	American Express Co.	299,809	80,664
*	Boeing Co.	457,784	78,075
	Automatic Data Processing Inc.	247,590	75,646
*	Fiserv Inc.	342,514	75,637
	Deere & Co.	157,208	73,786
	Eaton Corp. plc	241,282	65,588
	Lockheed Martin Corp.	143,445	64,078
	GE Vernova Inc.	168,373	51,401
	United Parcel Service Inc. Class B	450,004	49,496
	3M Co.	330,688	48,565
	Sherwin-Williams Co.	137,661	48,070
	Parker-Hannifin Corp.	78,550	47,747
	Trane Technologies plc	136,407	45,958
	Northrop Grumman Corp.	88,239	45,179
	TransDigm Group Inc.	32,479	44,928
	Cintas Corp.	209,160	42,989
	Illinois Tool Works Inc.	168,237	41,724
	Capital One Financial Corp.	220,430	39,523
*	PayPal Holdings Inc.	603,327	39,367
	General Dynamics Corp.	139,693	38,078
	Emerson Electric Co.	342,748	37,579
	CRH plc	411,164	36,170
	CSX Corp.	1,177,557	34,656
	Norfolk Southern Corp.	138,202	32,733
	FedEx Corp.	132,050	32,191
	Johnson Controls International plc	401,773	32,186
	Howmet Aerospace Inc.	246,446	31,971
	Carrier Global Corp.	500,135	31,709
	PACCAR Inc.	320,164	31,174
	Paychex Inc.	197,640	30,492
	Cummins Inc.	83,774	26,258
*	Fair Isaac Corp.	14,118	26,036
	WW Grainger Inc.	26,204	25,885
	Verisk Analytics Inc.	84,973	25,290
	United Rentals Inc.	39,649	24,848
	Otis Worldwide Corp.	240,277	24,797
	Fidelity National Information Services Inc.	322,573	24,090
	AMETEK Inc.	139,669	24,043
	L3Harris Technologies Inc.	114,727	24,014
*	Axon Enterprise Inc.	44,234	23,265
	Quanta Services Inc.	90,180	22,922
	Ingersoll Rand Inc.	246,361	19,716
	Ferguson Enterprises Inc.	121,324	19,440
	Old Dominion Freight Line Inc.	117,135	19,380
	Vulcan Materials Co.	80,816	18,854
	Westinghouse Air Brake Technologies Corp.	103,519	18,773
*	Block Inc. Class A	341,973	18,579
	Equifax Inc.	75,458	18,379
	Martin Marietta Materials Inc.	37,386	17,875
	Rockwell Automation Inc.	69,032	17,836
	Xylem Inc.	148,211	17,705
	DuPont de Nemours Inc.	229,918	17,170
*	Keysight Technologies Inc.	105,307	15,772
	PPG Industries Inc.	137,075	14,989
	Fortive Corp.	204,763	14,985
*	Mettler-Toledo International Inc.	12,666	14,957
	Dow Inc.	427,594	14,932
	Global Payments Inc.	150,342	14,721
	Dover Corp.	83,599	14,687
	Smurfit WestRock plc	317,812	14,321
*	Teledyne Technologies Inc.	28,541	14,205
*	Corpay Inc.	40,155	14,003
	Veralto Corp.	143,294	13,964
	HEICO Corp. Class A	60,712	12,808
	Synchrony Financial	237,959	12,598
	Lennox International Inc.	19,604	10,995

		Shares	Market Value ($000)
	Packaging Corp. of America	54,800	10,851
	Hubbell Inc. Class B	32,713	10,825
	Snap-on Inc.	32,025	10,793
	Watsco Inc.	21,214	10,783
	EMCOR Group Inc.	27,929	10,323
	Expeditors International of Washington Inc.	83,004	9,981
	TransUnion	118,450	9,830
*	Trimble Inc.	148,673	9,760
	Carlisle Cos. Inc.	26,876	9,151
	RPM International Inc.	78,514	9,082
	Jacobs Solutions Inc.	74,026	8,949
	Ball Corp.	171,775	8,944
*	Zebra Technologies Corp. Class A	31,434	8,882
	Pentair plc	100,601	8,801
	Masco Corp.	125,983	8,761
	Graco Inc.	103,454	8,639
*	Builders FirstSource Inc.	68,533	8,563
	IDEX Corp.	46,473	8,410
	Jack Henry & Associates Inc.	44,889	8,197
	Booz Allen Hamilton Holding Corp.	77,886	8,145
	Textron Inc.	109,519	7,913
	AECOM	80,954	7,507
	Owens Corning	52,380	7,481
	JB Hunt Transport Services Inc.	49,368	7,304
*	XPO Inc.	67,626	7,275
	Stanley Black & Decker Inc.	94,213	7,243
	Curtiss-Wright Corp.	22,801	7,234
	CH Robinson Worldwide Inc.	68,588	7,023
	Comfort Systems USA Inc.	21,760	7,014
	FTAI Aviation Ltd.	62,901	6,984
*	Affirm Holdings Inc. Class A	152,740	6,902
	Allegion plc	52,854	6,895
	Woodward Inc.	36,247	6,615
	Lincoln Electric Holdings Inc.	34,541	6,534
	Crown Holdings Inc.	72,876	6,505
	Nordson Corp.	31,573	6,369
	ITT Inc.	47,859	6,181
	CNH Industrial NV	493,829	6,064
	AptarGroup Inc.	40,709	6,040
*	Saia Inc.	16,262	5,682
*	Core & Main Inc. Class A	116,859	5,645
	BWX Technologies Inc.	55,528	5,478
*	TopBuild Corp.	17,818	5,434
*	API Group Corp.	151,533	5,419
	Genpact Ltd.	105,884	5,334
	Applied Industrial Technologies Inc.	23,611	5,321
	nVent Electric plc	100,822	5,285
	Advanced Drainage Systems Inc.	47,411	5,151
*	Paylocity Holding Corp.	27,339	5,122
*	Middleby Corp.	32,914	5,002
	Acuity Inc.	18,905	4,979
	Huntington Ingalls Industries Inc.	24,108	4,919
	Allison Transmission Holdings Inc.	51,182	4,897
	Donaldson Co. Inc.	72,221	4,843
	Graphic Packaging Holding Co.	184,737	4,796
	Tetra Tech Inc.	163,426	4,780
	A O Smith Corp.	72,924	4,766
*	Rocket Lab USA Inc.	264,508	4,729
*	Beacon Roofing Supply Inc.	37,680	4,661
	Berry Global Group Inc.	66,679	4,655
	Fortune Brands Innovations Inc.	75,955	4,624
*	Generac Holdings Inc.	36,467	4,619
	WESCO International Inc.	29,551	4,589
	Crane Co.	29,827	4,569
	Regal Rexnord Corp.	39,943	4,548
	Toro Co.	62,472	4,545
*	ATI Inc.	87,253	4,540
	Eagle Materials Inc.	20,232	4,490
*	Axalta Coating Systems Ltd.	133,936	4,443
*	ExlService Holdings Inc.	93,861	4,431

		Shares	Market Value ($000)
*	AZEK Co. Inc. Class A	88,489	4,326
*	Aurora Innovation Inc. Class A	638,474	4,294
*	MasTec Inc.	35,952	4,196
	Esab Corp.	35,293	4,112
	Simpson Manufacturing Co. Inc.	25,853	4,061
	Knight-Swift Transportation Holdings Inc. Class A	92,327	4,015
	Flowserve Corp.	80,578	3,935
*	Chart Industries Inc.	26,175	3,779
	Oshkosh Corp.	39,919	3,756
*	Trex Co. Inc.	64,473	3,746
	HEICO Corp.	13,864	3,704
	JBT Marel Corp.	30,289	3,701
	Armstrong World Industries Inc.	26,186	3,689
	AGCO Corp.	39,333	3,641
*	FTI Consulting Inc.	22,154	3,635
*	Fluor Corp.	99,437	3,562
	Louisiana-Pacific Corp.	38,717	3,561
*	ACI Worldwide Inc.	64,488	3,528
*	Kirby Corp.	34,820	3,517
	Valmont Industries Inc.	12,298	3,509
*	SPX Technologies Inc.	27,214	3,505
	Badger Meter Inc.	18,101	3,444
	Watts Water Technologies Inc. Class A	16,891	3,444
*	Shift4 Payments Inc. Class A	42,030	3,434
	MSA Safety Inc.	22,823	3,348
*	Mohawk Industries Inc.	29,290	3,344
	MKS Instruments Inc.	41,480	3,325
	GATX Corp.	21,293	3,306
	AAON Inc.	42,310	3,306
	Landstar System Inc.	21,699	3,259
*,1	WEX Inc.	20,695	3,250
	Robert Half Inc.	58,511	3,192
	Ryder System Inc.	22,002	3,164
	Cognex Corp.	105,270	3,140
*	Knife River Corp.	33,914	3,059
	Vontier Corp.	92,961	3,054
	Moog Inc. Class A	17,572	3,046
	CSW Industrials Inc.	10,364	3,021
	Littelfuse Inc.	15,311	3,012
	WillScot Holdings Corp.	107,589	2,991
	Air Lease Corp. Class A	61,127	2,953
	Zurn Elkay Water Solutions Corp.	89,232	2,943
*	Itron Inc.	27,735	2,906
*	GXO Logistics Inc.	73,453	2,871
	Sonoco Products Co.	60,071	2,838
*	BILL Holdings Inc.	60,692	2,785
	Federal Signal Corp.	37,758	2,777
*	Kratos Defense & Security Solutions Inc.	92,740	2,753
*	Euronet Worldwide Inc.	25,677	2,744
	Silgan Holdings Inc.	52,911	2,705
	Matson Inc.	20,486	2,626
*	Dycom Industries Inc.	17,108	2,606
	ADT Inc.	318,244	2,591
*	Gates Industrial Corp. plc	140,373	2,584
	Sealed Air Corp.	89,171	2,577
	Exponent Inc.	31,544	2,557
	Installed Building Products Inc.	14,863	2,548
*	Spirit AeroSystems Holdings Inc. Class A	73,553	2,535
	ESCO Technologies Inc.	15,921	2,533
*	Modine Manufacturing Co.	32,695	2,509
	Belden Inc.	24,861	2,492
	Mueller Water Products Inc. Class A	96,640	2,457
	Maximus Inc.	35,729	2,436
	Kadant Inc.	7,184	2,420
*	Bloom Energy Corp. Class A	119,947	2,358
	Herc Holdings Inc.	17,463	2,345
	Boise Cascade Co.	23,804	2,335
	Arcosa Inc.	29,675	2,289
	EnerSys	24,734	2,265
	Franklin Electric Co. Inc.	23,893	2,243

		Shares	Market Value ($000)
*	CBIZ Inc.	29,532	2,240
	Sensata Technologies Holding plc	91,628	2,224
	Korn Ferry	32,519	2,206
	Brink's Co.	25,556	2,202
	Brunswick Corp.	40,416	2,176
	Western Union Co.	205,272	2,172
*	Construction Partners Inc. Class A	30,003	2,156
	MSC Industrial Direct Co. Inc. Class A	27,637	2,147
*	Verra Mobility Corp. Class A	95,380	2,147
	UL Solutions Inc. Class A	38,035	2,145
	Enpro Inc.	12,751	2,063
*	AeroVironment Inc.	17,263	2,058
	Otter Tail Corp.	25,555	2,054
*	Sterling Infrastructure Inc.	18,087	2,048
	Granite Construction Inc.	26,925	2,030
	Griffon Corp.	27,767	1,985
*	RXO Inc.	100,462	1,919
*	Remitly Global Inc.	91,778	1,909
*	OSI Systems Inc.	9,796	1,904
	Atmus Filtration Technologies Inc.	51,767	1,901
	HB Fuller Co.	33,435	1,876
	ABM Industries Inc.	39,266	1,860
	Primoris Services Corp.	32,093	1,842
	Brady Corp. Class A	25,596	1,808
	H&E Equipment Services Inc.	18,911	1,793
*	GMS Inc.	24,266	1,776
*	Amentum Holdings Inc.	96,905	1,764
	Insperity Inc.	19,646	1,753
*	Joby Aviation Inc.	283,025	1,704
*	Hayward Holdings Inc.	121,348	1,689
	McGrath RentCorp	15,103	1,682
	ManpowerGroup Inc.	28,829	1,669
	Patrick Industries Inc.	19,500	1,649
*	Standardaero Inc.	61,173	1,630
*	ASGN Inc.	25,713	1,620
*	Mirion Technologies Inc. Class A	110,748	1,606
	UniFirst Corp.	9,147	1,592
	Leonardo DRS Inc.	48,369	1,590
*	Huron Consulting Group Inc.	10,970	1,574
	Crane NXT Co.	30,143	1,549
	Enerpac Tool Group Corp. Class A	34,496	1,547
*	Resideo Technologies Inc.	85,407	1,512
	EVERTEC Inc.	40,682	1,496
	Alight Inc. Class A	251,264	1,490
	Terex Corp.	38,775	1,465
	AZZ Inc.	17,276	1,444
*	Loar Holdings Inc.	20,422	1,443
	TriNet Group Inc.	18,177	1,440
*	Archer Aviation Inc. Class A	202,252	1,438
	VSE Corp.	11,941	1,433
	Trinity Industries Inc.	50,459	1,416
*	Payoneer Global Inc.	182,123	1,331
	Albany International Corp. Class A	18,978	1,310
	Hub Group Inc. Class A	35,104	1,305
*	Mercury Systems Inc.	30,276	1,305
*	CoreCivic Inc.	63,653	1,292
	Atkore Inc.	21,142	1,268
	Standex International Corp.	7,713	1,245
*	Triumph Group Inc.	47,707	1,209
*	NCR Atleos Corp.	44,691	1,179
*	AAR Corp.	20,760	1,162
*	Gibraltar Industries Inc.	19,451	1,141
	Alamo Group Inc.	6,366	1,134
*	Marqeta Inc. Class A	274,024	1,129
*	Hillman Solutions Corp.	126,084	1,108
*	Everus Construction Group Inc.	29,726	1,103
*	MYR Group Inc.	9,619	1,088
	Werner Enterprises Inc.	36,502	1,070
	Kennametal Inc.	49,448	1,053
	Argan Inc.	7,996	1,049

		Shares	Market Value ($000)
*	O-I Glass Inc.	91,461	1,049
	Hillenbrand Inc.	43,384	1,047
	ArcBest Corp.	14,662	1,035
	Powell Industries Inc.	6,024	1,026
*	Upwork Inc.	77,981	1,018
*	Masterbrand Inc.	76,727	1,002
	REV Group Inc.	31,226	987
	ICF International Inc.	11,456	973
	International Seaways Inc.	28,563	948
	Pitney Bowes Inc.	103,700	938
	Greenbrier Cos. Inc.	18,227	934
*	IES Holdings Inc.	5,569	919
	Tennant Co.	11,399	909
*	AvidXchange Holdings Inc.	106,455	903
*	Air Transport Services Group Inc.	39,197	880
	Lindsay Corp.	6,789	859
*	Legalzoom.com Inc.	97,843	842
	Greif Inc. Class A	14,342	789
*,1	Enovix Corp.	101,324	744
*	NV5 Global Inc.	38,083	734
*	Donnelley Financial Solutions Inc.	16,200	708
	Vestis Corp.	70,694	700
*	First Advantage Corp.	49,578	699
*	Flywire Corp.	71,354	678
*	Tutor Perini Corp.	28,747	666
*	Vicor Corp.	14,228	666
*,1	PureCycle Technologies Inc.	93,329	646
	Helios Technologies Inc.	20,020	642
	Apogee Enterprises Inc.	13,651	632
*	Blue Bird Corp.	19,245	623
	CRA International Inc.	3,597	623
*	Thermon Group Holdings Inc.	22,309	621
	Barrett Business Services Inc.	14,856	611
	TriMas Corp.	25,605	600
*	DXP Enterprises Inc.	7,285	599
*,1	Symbotic Inc. Class A	29,379	594
*	Janus International Group Inc.	80,240	578
	Kforce Inc.	11,689	571
	United States Lime & Minerals Inc.	6,405	566
	Schneider National Inc. Class B	24,564	561
	Perella Weinberg Partners Class A	30,221	556
*	V2X Inc.	10,963	538
*	AMN Healthcare Services Inc.	21,806	533
*	Proto Labs Inc.	15,181	532
	Bel Fuse Inc. Class B	7,089	531
*	American Woodmark Corp.	8,965	527
	Quanex Building Products Corp.	28,374	527
	Astec Industries Inc.	14,899	513
*	Paymentus Holdings Inc. Class A	19,238	502
*	Energy Recovery Inc.	31,443	500
	Heidrick & Struggles International Inc.	11,672	500
*	Ducommun Inc.	8,441	490
	Napco Security Technologies Inc.	20,789	479
*,1	Eos Energy Enterprises Inc.	126,739	479
*	BrightView Holdings Inc.	36,760	472
*	Limbach Holdings Inc.	6,316	470
	Marten Transport Ltd.	33,456	459
	Deluxe Corp.	28,469	450
	Gorman-Rupp Co.	12,400	435
	Cadre Holdings Inc.	14,657	434
*	Transcat Inc.	5,740	427
*	Planet Labs PBC	125,820	425
	Mesa Laboratories Inc.	3,518	417
*	Karman Holdings Inc.	12,286	411
*	Cimpress plc	9,036	409
*	Astronics Corp.	16,605	401
*	CECO Environmental Corp.	17,471	398
*	Sezzle Inc.	11,082	387
*	Intuitive Machines Inc. Class A	51,265	382
*	Great Lakes Dredge & Dock Corp.	43,592	379

		Shares	Market Value ($000)
*	Moneylion Inc.	4,202	364
	Pactiv Evergreen Inc.	20,010	360
*	BlueLinx Holdings Inc.	4,788	359
*	Willdan Group Inc.	8,821	359
	Insteel Industries Inc.	12,794	336
*	Aspen Aerogels Inc.	52,096	333
	Douglas Dynamics Inc.	13,865	322
*	JELD-WEN Holding Inc.	53,779	321
	National Presto Industries Inc.	3,650	321
*	I3 Verticals Inc. Class A	12,808	316
	FTAI Infrastructure Inc.	68,496	310
	Wabash National Corp.	27,738	307
	Cass Information Systems Inc.	6,831	295
	Columbus McKinnon Corp.	17,002	288
	Preformed Line Products Co.	2,048	287
*	Cross Country Healthcare Inc.	19,178	286
*	FARO Technologies Inc.	10,474	286
*	Cantaloupe Inc.	36,293	286
	Kelly Services Inc. Class A	21,601	284
	Miller Industries Inc.	6,700	284
*	Montrose Environmental Group Inc.	19,918	284
*	Forward Air Corp.	13,929	280
	LSI Industries Inc.	16,459	280
	Ennis Inc.	13,575	273
	CompoSecure Inc. Class A	24,875	270
*	Repay Holdings Corp. Class A	45,790	255
*	Titan Machinery Inc.	14,860	253
*	Green Dot Corp. Class A	29,098	246
*	International Money Express Inc.	18,974	239
*	Evolv Technologies Holdings Inc.	76,538	239
*,1	Sky Harbour Group Corp. Class A	18,315	238
	Covenant Logistics Group Inc. Class A	10,460	232
*	Conduent Inc.	85,066	230
	Myers Industries Inc.	18,925	226
	Hyster-Yale Inc.	5,323	221
*	ZipRecruiter Inc. Class A	36,708	216
	Willis Lease Finance Corp.	1,364	215
	Allient Inc.	9,444	208
*	Titan International Inc.	24,716	207
*	Radiant Logistics Inc.	33,408	205
*	Franklin Covey Co.	6,945	192
*	Bowman Consulting Group Ltd.	8,779	192
	Luxfer Holdings plc	15,807	187
*	Custom Truck One Source Inc.	42,875	181
*	Centuri Holdings Inc.	10,866	178
*	Graham Corp.	6,141	177
*	TaskUS Inc. Class A	12,974	177
*	CryoPort Inc.	28,888	176
*	Distribution Solutions Group Inc.	6,200	174
*	3D Systems Corp.	80,934	172
	Shyft Group Inc.	21,038	170
*	Performant Healthcare Inc.	54,600	162
	Park Aerospace Corp.	11,793	159
*	Byrna Technologies Inc.	9,277	156
	Heartland Express Inc.	16,761	155
*	Power Solutions International Inc.	6,120	155
	Park-Ohio Holdings Corp.	7,030	152
*	Hudson Technologies Inc.	24,429	151
*	Atlanticus Holdings Corp.	2,887	148
	Resources Connection Inc.	22,291	146
*	AerSale Corp.	19,557	146
*	Vishay Precision Group Inc.	5,860	141
*	Manitowoc Co. Inc.	15,878	136
	Karat Packaging Inc.	4,844	129
*	L B Foster Co. Class A	6,452	127
*	BlackSky Technology Inc. Class A	16,466	127
	Quad/Graphics Inc.	22,982	125
*	Amprius Technologies Inc.	46,316	124
*,1	Spire Global Inc.	14,787	120
*	Ranpak Holdings Corp. Class A	21,553	117

		Shares	Market Value ($000)
*	Hyliion Holdings Corp.	83,600	117
	Information Services Group Inc.	29,685	116
*	Mayville Engineering Co. Inc.	8,494	114
*,1	Redwire Corp.	13,639	113
*	Core Molding Technologies Inc.	7,270	111
	Kronos Worldwide Inc.	14,677	110
*	Proficient Auto Logistics Inc.	13,115	110
*	Target Hospitality Corp.	16,505	109
*,1	Eve Holding Inc.	32,833	109
*	CPI Card Group Inc.	3,680	107
*	Orion Group Holdings Inc.	20,493	107
*	TrueBlue Inc.	19,732	105
*	SoundThinking Inc.	6,113	104
	Frequency Electronics Inc.	6,310	99
*,1	Microvast Holdings Inc.	83,100	97
*	Priority Technology Holdings Inc.	13,775	94
	Universal Logistics Holdings Inc.	3,546	93
*	Blade Air Mobility Inc.	32,828	90
*	Taylor Devices Inc.	2,715	88
*	Forrester Research Inc.	9,338	86
	Greif Inc. Class B	1,357	80
*	Mistras Group Inc.	7,495	79
*	Hurco Cos. Inc.	5,051	78
*	Desktop Metal Inc. Class A	15,950	78
*	M-Tron Industries Inc.	1,581	70
	Alta Equipment Group Inc.	14,800	69
	Eastern Co.	2,595	66
	EVI Industries Inc.	3,846	65
*	Research Solutions Inc.	25,126	65
*	Resolute Holdings Management Inc.	2,074	65
	Concrete Pumping Holdings Inc.	11,630	64
*	Gencor Industries Inc.	5,230	64
*	Smith-Midland Corp.	2,056	64
*	LightPath Technologies Inc. Class A	30,132	61
*	Paysign Inc.	29,000	61
*	FreightCar America Inc.	10,256	57
*	AirJoule Technologies Corp. Class A	12,411	57
	HireQuest Inc.	4,700	56
*	Acacia Research Corp.	16,538	53
*	VirTra Inc.	12,000	49
	TTEC Holdings Inc.	13,047	43
*	Markforged Holding Corp.	8,790	41
	Twin Disc Inc.	5,130	39
*,1	Wrap Technologies Inc.	21,600	37
*,1	Virgin Galactic Holdings Inc.	12,272	37
*	BGSF Inc.	9,700	36
*	Ultralife Corp.	6,533	35
*	PAMT Corp.	2,804	34
*	INNOVATE Corp.	4,105	32
*	Commercial Vehicle Group Inc.	26,700	31
*,1	Lightbridge Corp.	3,359	25
*	Babcock & Wilcox Enterprises Inc.	35,646	24
*	Flux Power Holdings Inc.	14,200	24
*	Broadwind Inc.	12,171	18
*	RF Industries Ltd.	3,910	18
*	374Water Inc.	53,808	18
*	Orion Energy Systems Inc.	13,570	10
*	Hydrofarm Holdings Group Inc.	2,418	5
*	Knightscope Inc. Class A	1,253	4
*,2	Patriot National Inc.	7,513	—
			4,226,593
Other (0.1%)[4]
[5]	Vanguard Total Bond Market ETF	400,000	29,380
Real Estate (1.6%)
	Prologis Inc.	565,374	63,203
	American Tower Corp.	285,480	62,120
	Welltower Inc.	391,939	60,049
	Equinix Inc.	59,270	48,326

		Shares	Market Value ($000)
	Realty Income Corp.	542,531	31,472
	Simon Property Group Inc.	189,035	31,395
	Digital Realty Trust Inc.	205,126	29,393
	Public Storage	96,530	28,890
	Crown Castle Inc.	265,764	27,701
*	CBRE Group Inc. Class A	183,436	23,990
	VICI Properties Inc. Class A	633,782	20,674
*	CoStar Group Inc.	257,458	20,398
	Extra Space Storage Inc.	129,192	19,184
	AvalonBay Communities Inc.	86,851	18,640
	Ventas Inc.	265,927	18,285
	Equity Residential	220,625	15,792
	Iron Mountain Inc.	179,286	15,426
	SBA Communications Corp.	65,706	14,456
	Weyerhaeuser Co.	444,305	13,009
	Invitation Homes Inc.	354,771	12,364
	Essex Property Trust Inc.	39,308	12,051
	Mid-America Apartment Communities Inc.	71,662	12,009
	Sun Communities Inc.	77,522	9,972
	Alexandria Real Estate Equities Inc.	106,179	9,823
	UDR Inc.	200,965	9,078
	Kimco Realty Corp.	410,341	8,716
	Healthpeak Properties Inc.	424,846	8,590
	WP Carey Inc.	132,947	8,390
	Regency Centers Corp.	111,589	8,231
	Gaming & Leisure Properties Inc.	158,352	8,060
	Camden Property Trust	64,756	7,920
*	Zillow Group Inc. Class C	107,456	7,367
	American Homes 4 Rent Class A	189,661	7,171
	Equity LifeStyle Properties Inc.	105,903	7,064
*	Jones Lang LaSalle Inc.	28,484	7,061
	Omega Healthcare Investors Inc.	171,506	6,531
	Lamar Advertising Co. Class A	53,365	6,072
	Host Hotels & Resorts Inc.	420,955	5,982
	CubeSmart	138,510	5,916
	BXP Inc.	85,927	5,773
	EastGroup Properties Inc.	31,513	5,551
	Rexford Industrial Realty Inc.	132,883	5,202
	Agree Realty Corp.	65,135	5,028
	Federal Realty Investment Trust	51,258	5,014
	Brixmor Property Group Inc.	183,909	4,883
	NNN REIT Inc.	113,118	4,824
	First Industrial Realty Trust Inc.	81,245	4,384
	STAG Industrial Inc.	112,346	4,058
	Vornado Realty Trust	104,326	3,859
	Terreno Realty Corp.	59,764	3,778
	Americold Realty Trust Inc.	175,511	3,766
	Essential Properties Realty Trust Inc.	114,343	3,732
	Healthcare Realty Trust Inc. Class A	219,437	3,709
	CareTrust REIT Inc.	114,776	3,280
	Ryman Hospitality Properties Inc.	34,710	3,174
	Kite Realty Group Trust	134,133	3,001
	Independence Realty Trust Inc.	138,213	2,934
	Cousins Properties Inc.	99,170	2,926
	American Healthcare REIT Inc.	93,535	2,834
*	Compass Inc. Class A	316,929	2,767
	Phillips Edison & Co. Inc.	74,971	2,736
	Rayonier Inc.	96,703	2,696
	Macerich Co.	150,495	2,584
	Sabra Health Care REIT Inc.	146,436	2,558
	SL Green Realty Corp.	43,308	2,499
	EPR Properties	45,911	2,415
*	GEO Group Inc.	80,899	2,363
	Kilroy Realty Corp.	72,073	2,361
	Tanger Inc.	68,132	2,302
	HA Sustainable Infrastructure Capital Inc.	72,957	2,133
	Lineage Inc.	35,798	2,099
	Broadstone Net Lease Inc.	116,292	1,982
	PotlatchDeltic Corp.	43,767	1,975
	National Health Investors Inc.	26,626	1,967

		Shares	Market Value ($000)
	Highwoods Properties Inc.	64,385	1,908
*	Millrose Properties Inc.	71,062	1,884
	COPT Defense Properties	68,410	1,866
	Four Corners Property Trust Inc.	60,445	1,735
[1]	Medical Properties Trust Inc.	283,971	1,712
	Apple Hospitality REIT Inc.	130,804	1,689
	Douglas Emmett Inc.	105,145	1,682
	National Storage Affiliates Trust	42,318	1,667
	Acadia Realty Trust	74,802	1,567
	LXP Industrial Trust	171,078	1,480
	Urban Edge Properties	77,411	1,471
*	Cushman & Wakefield plc	143,192	1,463
	Curbline Properties Corp.	58,807	1,423
*	Zillow Group Inc. Class A	21,158	1,415
	Outfront Media Inc.	83,750	1,352
*	Howard Hughes Holdings Inc.	18,144	1,344
	InvenTrust Properties Corp.	43,393	1,274
	Park Hotels & Resorts Inc.	117,163	1,251
	St. Joe Co.	24,927	1,170
	Sunstone Hotel Investors Inc.	122,728	1,155
	LTC Properties Inc.	28,959	1,027
	Global Net Lease Inc.	127,197	1,023
	Innovative Industrial Properties Inc.	17,780	962
	Getty Realty Corp.	30,510	951
	DigitalBridge Group Inc.	106,455	939
	Elme Communities	52,814	919
	DiamondRock Hospitality Co.	117,653	908
	Veris Residential Inc.	51,309	868
	JBG SMITH Properties	51,869	836
	UMH Properties Inc.	44,503	832
	Sila Realty Trust Inc.	31,062	830
	NETSTREIT Corp.	51,369	814
	Newmark Group Inc. Class A	66,265	806
	Apartment Investment & Management Co. Class A	85,801	755
	Alexander & Baldwin Inc.	43,062	742
	Pebblebrook Hotel Trust	72,856	738
	Xenia Hotels & Resorts Inc.	62,215	732
	Uniti Group Inc.	142,515	718
*	Redfin Corp.	77,098	710
	RLJ Lodging Trust	89,334	705
	Centerspace	10,400	673
	Easterly Government Properties Inc. Class A	63,044	668
	Empire State Realty Trust Inc. Class A	84,242	659
	Piedmont Office Realty Trust Inc. Class A	79,829	588
	NexPoint Residential Trust Inc.	14,338	567
	American Assets Trust Inc.	28,063	565
	Marcus & Millichap Inc.	15,657	539
	Kennedy-Wilson Holdings Inc.	60,126	522
	Brandywine Realty Trust	109,789	490
	Paramount Group Inc.	109,537	471
[1]	eXp World Holdings Inc.	44,520	435
	SITE Centers Corp.	33,695	433
	Gladstone Commercial Corp.	28,553	428
	Whitestone REIT	28,407	414
	Plymouth Industrial REIT Inc.	25,118	409
*	Opendoor Technologies Inc.	392,101	400
	Armada Hoffler Properties Inc.	48,374	363
	Community Healthcare Trust Inc.	18,947	344
	Farmland Partners Inc.	30,824	344
	Summit Hotel Properties Inc.	63,207	342
	Diversified Healthcare Trust	135,185	324
*	NET Lease Office Properties	9,912	311
	Saul Centers Inc.	8,462	305
	CTO Realty Growth Inc.	15,777	305
	Global Medical REIT Inc.	34,528	302
	Peakstone Realty Trust	23,900	301
	Hudson Pacific Properties Inc.	100,418	296
	CBL & Associates Properties Inc.	10,853	288
	Service Properties Trust	109,016	285
	Universal Health Realty Income Trust	6,652	272

		Shares	Market Value ($000)
	Bridge Investment Group Holdings Inc. Class A	27,276	261
	One Liberty Properties Inc.	9,388	247
*	Anywhere Real Estate Inc.	69,700	232
	Alexander's Inc.	1,097	229
	Gladstone Land Corp.	21,191	223
*	Forestar Group Inc.	10,316	218
	Chatham Lodging Trust	27,755	198
*	FRP Holdings Inc.	6,856	196
	Postal Realty Trust Inc. Class A	12,803	183
*	Tejon Ranch Co.	11,078	176
	RMR Group Inc. Class A	10,425	174
	Alpine Income Property Trust Inc.	7,700	129
	City Office REIT Inc.	23,669	123
	Modiv Industrial Inc. Class C	7,600	122
	FrontView REIT Inc.	9,289	119
*	Maui Land & Pineapple Co. Inc.	6,499	114
	Braemar Hotels & Resorts Inc.	41,700	104
	Industrial Logistics Properties Trust	29,643	102
*	Seritage Growth Properties Class A	31,500	102
	Equity Commonwealth	61,932	100
*	Seaport Entertainment Group Inc.	4,483	96
	BRT Apartments Corp.	5,582	95
	Orion Properties Inc.	42,982	92
*	Douglas Elliman Inc.	53,336	92
	Franklin Street Properties Corp.	50,715	90
*	Stratus Properties Inc.	3,856	68
*	RE/MAX Holdings Inc. Class A	7,682	64
*	AMREP Corp.	2,786	56
	Global Self Storage Inc.	10,820	55
	Clipper Realty Inc.	14,042	54
	Bluerock Homes Trust Inc.	2,589	29
*	Ashford Hospitality Trust Inc.	3,321	24
	Office Properties Income Trust	36,326	17
*	Offerpad Solutions Inc.	10,420	17
*	Rafael Holdings Inc. Class B	4,249	8
*	Sotherly Hotels Inc.	10,020	7
*,2	Spirit MTA REIT	44,200	4
			912,104
Technology (18.9%)
	Apple Inc.	9,158,279	2,034,329
	Microsoft Corp.	4,532,013	1,701,272
	NVIDIA Corp.	14,131,738	1,531,598
	Meta Platforms Inc. Class A	1,335,136	769,519
	Alphabet Inc. Class A	3,553,240	549,473
	Broadcom Inc.	2,857,792	478,480
	Alphabet Inc. Class C	2,851,581	445,503
	Salesforce Inc.	554,556	148,821
	Oracle Corp.	1,023,121	143,043
	International Business Machines Corp.	565,461	140,608
*	Palantir Technologies Inc. Class A	1,302,958	109,970
	QUALCOMM Inc.	673,802	103,503
*	Adobe Inc.	265,317	101,757
*	Advanced Micro Devices Inc.	987,924	101,499
*	ServiceNow Inc.	125,552	99,957
	Texas Instruments Inc.	554,961	99,726
	Intuit Inc.	161,937	99,428
	Applied Materials Inc.	494,993	71,833
*	Palo Alto Networks Inc.	403,821	68,908
	Analog Devices Inc.	302,300	60,965
	Micron Technology Inc.	680,132	59,097
	Lam Research Corp.	782,234	56,868
	KLA Corp.	80,909	55,002
	Intel Corp.	2,378,551	54,017
*	Crowdstrike Holdings Inc. Class A	142,802	50,349
	Amphenol Corp. Class A	739,501	48,504
*	Cadence Design Systems Inc.	167,461	42,590
*	MicroStrategy Inc. Class A	146,770	42,309
*	Synopsys Inc.	94,251	40,420
*	AppLovin Corp. Class A	150,904	39,985

		Shares	Market Value ($000)
	Roper Technologies Inc.	65,419	38,570
*	Fortinet Inc.	398,214	38,332
*	DoorDash Inc. Class A	199,702	36,500
*	Autodesk Inc.	131,193	34,346
	Marvell Technology Inc.	526,244	32,401
*	Workday Inc. Class A	130,057	30,372
*	Snowflake Inc. Class A	181,494	26,527
	TE Connectivity plc	180,394	25,493
	Cognizant Technology Solutions Corp. Class A	302,461	23,138
	Corning Inc.	471,481	21,584
*	Atlassian Corp. Class A	100,122	21,247
*	Cloudflare Inc. Class A	179,094	20,182
*	Gartner Inc.	44,670	18,750
*	Datadog Inc. Class A	183,956	18,250
*	HubSpot Inc.	30,290	17,304
*	ANSYS Inc.	53,358	16,891
	Dell Technologies Inc. Class C	185,217	16,883
	Vertiv Holdings Co. Class A	232,098	16,757
	Monolithic Power Systems Inc.	28,285	16,405
	HP Inc.	574,499	15,908
	Microchip Technology Inc.	327,996	15,878
*	GoDaddy Inc. Class A	85,735	15,444
*	Tyler Technologies Inc.	26,151	15,204
	CDW Corp.	81,341	13,036
	Hewlett Packard Enterprise Co.	806,034	12,437
*	VeriSign Inc.	48,506	12,314
*	Zscaler Inc.	55,709	11,054
	Seagate Technology Holdings plc	129,203	10,976
	NetApp Inc.	124,104	10,901
*	Nutanix Inc. Class A	155,496	10,855
	Leidos Holdings Inc.	79,724	10,758
*	PTC Inc.	69,120	10,710
	SS&C Technologies Holdings Inc.	127,711	10,668
*	Pinterest Inc. Class A	341,784	10,595
*	Zoom Communications Inc.	143,470	10,584
*	Super Micro Computer Inc.	308,831	10,574
*	Okta Inc.	99,339	10,452
*	ON Semiconductor Corp.	255,159	10,382
*	Docusign Inc.	123,992	10,093
*	Guidewire Software Inc.	50,912	9,539
*	Toast Inc. Class A	286,997	9,520
*	F5 Inc.	34,910	9,295
	Gen Digital Inc.	336,077	8,919
*	Western Digital Corp.	212,407	8,588
	Jabil Inc.	62,312	8,479
*	Pure Storage Inc. Class A	189,854	8,405
*	Twilio Inc. Class A	84,367	8,260
	Teradyne Inc.	99,158	8,190
*	Dynatrace Inc.	172,680	8,142
	Entegris Inc.	91,662	8,019
*	MongoDB Inc.	42,696	7,489
*	Akamai Technologies Inc.	91,961	7,403
*	Reddit Inc. Class A	69,130	7,252
	Paycom Software Inc.	31,749	6,937
*	Manhattan Associates Inc.	37,162	6,431
	Skyworks Solutions Inc.	97,681	6,313
*	Coherent Corp.	94,565	6,141
*	Snap Inc. Class A	652,242	5,681
*	EPAM Systems Inc.	33,001	5,572
*	Samsara Inc. Class A	140,237	5,375
*	Dayforce Inc.	91,607	5,343
*	CACI International Inc. Class A	13,720	5,034
*	Elastic NV	53,839	4,797
	Match Group Inc.	153,149	4,778
*	Procore Technologies Inc.	67,967	4,487
*	Kyndryl Holdings Inc.	142,103	4,462
*	Fabrinet	22,200	4,385
*	Lattice Semiconductor Corp.	83,360	4,372
*	Astera Labs Inc.	72,753	4,341
*	Commvault Systems Inc.	26,731	4,217

		Shares	Market Value ($000)
*	Qorvo Inc.	57,826	4,187
	TD SYNNEX Corp.	38,473	4,000
	KBR Inc.	80,159	3,993
*	MACOM Technology Solutions Holdings Inc.	39,206	3,936
	Bentley Systems Inc. Class B	98,391	3,871
*	Maplebear Inc.	94,576	3,773
*	Gitlab Inc. Class A	78,942	3,710
*	Unity Software Inc.	188,707	3,697
*	Onto Innovation Inc.	30,259	3,672
	Universal Display Corp.	25,844	3,605
*	Confluent Inc. Class A	151,013	3,540
*	Credo Technology Group Holding Ltd.	86,334	3,467
	Science Applications International Corp.	30,606	3,436
*	Arrow Electronics Inc.	32,590	3,384
*	Rambus Inc.	65,086	3,370
*	Sandisk Corp.	70,713	3,367
*	SentinelOne Inc. Class A	181,689	3,303
*	Cirrus Logic Inc.	32,489	3,238
*	Dropbox Inc. Class A	120,529	3,219
*	SPS Commerce Inc.	23,075	3,063
	Dolby Laboratories Inc. Class A	36,853	2,960
*	Insight Enterprises Inc.	19,542	2,931
*	CCC Intelligent Solutions Holdings Inc.	317,444	2,867
*	Novanta Inc.	22,117	2,828
*	Qualys Inc.	22,366	2,817
*	Q2 Holdings Inc.	35,123	2,810
*	Appfolio Inc. Class A	12,721	2,797
*	Rubrik Inc. Class A	45,696	2,787
*	UiPath Inc. Class A	257,904	2,656
*	Varonis Systems Inc.	65,614	2,654
*	Tenable Holdings Inc.	73,453	2,569
*	Box Inc. Class A	82,732	2,553
	Avnet Inc.	52,838	2,541
*	Sanmina Corp.	31,570	2,405
	QXO Inc.	175,207	2,372
*	IonQ Inc.	106,496	2,350
*	Workiva Inc. Class A	30,219	2,294
*	Silicon Laboratories Inc.	19,950	2,246
	Advanced Energy Industries Inc.	22,724	2,166
*	Plexus Corp.	16,732	2,144
*	IAC Inc.	45,252	2,079
	Pegasystems Inc.	28,812	2,003
*	Parsons Corp.	33,112	1,961
*	Intapp Inc.	33,086	1,932
*	Blackbaud Inc.	31,081	1,929
*	Freshworks Inc. Class A	135,799	1,916
	Concentrix Corp.	34,166	1,901
*	DXC Technology Co.	110,259	1,880
*	nCino Inc.	67,628	1,858
	Dun & Bradstreet Holdings Inc.	207,454	1,855
*	Allegro MicroSystems Inc.	73,057	1,836
*,1	SoundHound AI Inc. Class A	221,675	1,800
	Power Integrations Inc.	35,412	1,788
*	Life360 Inc.	46,557	1,787
*	ZoomInfo Technologies Inc. Class A	177,596	1,776
*	Semtech Corp.	51,533	1,773
*	JFrog Ltd.	54,835	1,755
*	SiTime Corp.	11,456	1,751
*	BlackLine Inc.	34,589	1,675
*	Alarm.com Holdings Inc.	28,808	1,603
*	Synaptics Inc.	24,378	1,553
*	Braze Inc. Class A	42,962	1,550
*	Klaviyo Inc. Class A	50,620	1,532
	Clear Secure Inc. Class A	58,769	1,523
*	Cargurus Inc. Class A	51,568	1,502
*	Zeta Global Holdings Corp. Class A	110,347	1,496
*	Impinj Inc.	15,863	1,439
*	C3.ai Inc. Class A	67,788	1,427
*	Yelp Inc. Class A	38,426	1,423
	Amkor Technology Inc.	76,768	1,386

		Shares	Market Value ($000)
*	PAR Technology Corp.	22,240	1,364
*,1	Rigetti Computing Inc.	171,178	1,356
	Progress Software Corp.	26,074	1,343
*	FormFactor Inc.	47,360	1,340
*	Teradata Corp.	58,739	1,320
*	Vertex Inc. Class A	36,022	1,261
*	AvePoint Inc.	86,556	1,250
*	Five9 Inc.	45,692	1,241
*	TTM Technologies Inc.	59,292	1,216
	Vishay Intertechnology Inc.	75,188	1,195
*	Diodes Inc.	27,665	1,194
*	Ambarella Inc.	23,727	1,194
*	RingCentral Inc. Class A	47,540	1,177
*,1	Cleanspark Inc.	173,374	1,165
*,1	Trump Media & Technology Group Corp.	59,236	1,157
*	DigitalOcean Holdings Inc.	34,221	1,143
*	Informatica Inc. Class A	65,507	1,143
*	Agilysys Inc.	15,507	1,125
*	Paycor HCM Inc.	50,032	1,123
*	DoubleVerify Holdings Inc.	83,736	1,120
*	Core Scientific Inc.	152,676	1,105
*	Rapid7 Inc.	39,439	1,046
*	ePlus Inc.	16,530	1,009
	CSG Systems International Inc.	16,632	1,006
*	Axcelis Technologies Inc.	19,984	993
*	LiveRamp Holdings Inc.	37,462	979
*	Ziff Davis Inc.	25,928	974
*	PagerDuty Inc.	52,784	964
*	Magnite Inc.	80,943	924
*	IPG Photonics Corp.	14,569	920
*	Alkami Technology Inc.	34,829	914
*,1	D-Wave Quantum Inc.	117,639	894
*	NetScout Systems Inc.	42,491	893
*	Photronics Inc.	40,781	847
	Adeia Inc.	63,646	841
*	Rogers Corp.	11,580	782
	Benchmark Electronics Inc.	20,539	781
	CTS Corp.	18,505	769
*	Asana Inc. Class A	52,246	761
*	Appian Corp. Class A	25,655	739
*	Schrodinger Inc.	37,323	737
*	NCR Voyix Corp.	73,161	713
*	ACM Research Inc. Class A	30,145	704
	A10 Networks Inc.	43,114	704
*	Veeco Instruments Inc.	35,042	704
*	Diebold Nixdorf Inc.	15,972	698
*	Xometry Inc. Class A	27,395	683
*	Verint Systems Inc.	37,743	674
*	Sprout Social Inc. Class A	30,332	667
*,1	Applied Digital Corp.	116,930	657
*	SailPoint Inc.	33,987	637
*	Innodata Inc.	17,104	614
*	Grid Dynamics Holdings Inc.	39,107	612
*	Jamf Holding Corp.	49,955	607
*	Hut 8 Corp.	51,802	602
	SolarWinds Corp.	32,181	593
*	Terawulf Inc.	203,947	557
*	Ultra Clean Holdings Inc.	25,486	546
*	Penguin Solutions Inc.	30,223	525
*	Sprinklr Inc. Class A	62,160	519
*	Onestream Inc. Class A	24,146	515
*	NextNav Inc.	42,111	512
*	Amplitude Inc. Class A	50,190	511
*	Fastly Inc. Class A	79,756	505
	PC Connection Inc.	7,992	499
*	PROS Holdings Inc.	26,062	496
*	MaxLinear Inc. Class A	45,564	495
*	ScanSource Inc.	14,245	484
*	Ibotta Inc. Class A	11,294	477
*,1	Quantum Computing Inc.	59,190	474

		Shares	Market Value ($000)
*	Ichor Holdings Ltd.	20,918	473
	Hackett Group Inc.	15,802	462
*	Vimeo Inc.	85,713	451
*	ServiceTitan Inc. Class A	4,696	447
*	Blend Labs Inc. Class A	130,700	438
*	PDF Solutions Inc.	22,859	437
*	Olo Inc. Class A	70,610	426
*	Weave Communications Inc.	37,966	421
*	Yext Inc.	67,569	416
*	EverQuote Inc. Class A	15,668	410
*	Cohu Inc.	27,302	402
*,1	Rumble Inc.	54,595	386
*	Cipher Mining Inc.	151,805	349
	OneSpan Inc.	22,719	346
*	Alpha & Omega Semiconductor Ltd.	13,911	346
*	Couchbase Inc.	21,711	342
*	CEVA Inc.	13,214	338
	Xerox Holdings Corp.	66,559	321
*	Meridianlink Inc.	17,063	316
*	Daktronics Inc.	25,715	313
*	E2open Parent Holdings Inc.	153,217	306
	Climb Global Solutions Inc.	2,562	284
*	SEMrush Holdings Inc. Class A	30,443	284
*	Kimball Electronics Inc.	16,381	269
	Shutterstock Inc.	13,995	261
*	N-able Inc.	36,701	260
	Logility Supply Chain Solutions Inc.	17,983	256
*	Consensus Cloud Solutions Inc.	11,103	256
	Simulations Plus Inc.	10,335	253
*	nLight Inc.	32,121	250
	Red Violet Inc.	6,626	249
*,1	Wolfspeed Inc.	81,279	249
*	Groupon Inc.	13,144	247
*	Ouster Inc.	27,371	246
*	BigCommerce Holdings Inc.	42,020	242
*	Bumble Inc. Class A	52,368	227
*	Mitek Systems Inc.	26,629	220
*	PubMatic Inc. Class A	23,701	217
*	TechTarget Inc.	14,363	213
*	Grindr Inc.	11,831	212
*	Bandwidth Inc. Class A	15,236	200
*	indie Semiconductor Inc. Class A	96,702	197
*	Nextdoor Holdings Inc.	127,537	195
*	NerdWallet Inc. Class A	20,606	186
*	MediaAlpha Inc. Class A	19,925	184
*	Cerence Inc.	21,274	168
*	Domo Inc. Class B	21,491	167
*	Enfusion Inc. Class A	14,958	167
*,1	BigBear.ai Holdings Inc.	58,366	167
*,1	Navitas Semiconductor Corp. Class A	79,200	162
*	Digital Turbine Inc.	59,344	161
	NVE Corp.	2,507	160
*,1	MicroVision Inc.	128,598	159
*	Unisys Corp.	34,118	157
*	SmartRent Inc. Class A	126,100	153
*	Digimarc Corp.	11,500	147
*,1	Aehr Test Systems	19,324	141
*	Asure Software Inc.	13,700	131
*	Tucows Inc. Class A	7,729	130
*	Aeva Technologies Inc.	18,120	127
*,1	Getty Images Holdings Inc.	73,000	126
*	Kaltura Inc.	61,000	115
*	Viant Technology Inc. Class A	9,217	114
*	Backblaze Inc. Class A	23,692	114
	Immersion Corp.	14,956	113
	ReposiTrak Inc.	5,533	112
*	KULR Technology Group Inc.	80,134	106
*	Arteris Inc.	15,000	104
*	Vivid Seats Inc. Class A	35,269	104
*,1	Coreweave Inc. Class A	2,718	101

		Shares	Market Value ($000)
	Methode Electronics Inc.	15,661	100
*	Synchronoss Technologies Inc.	8,956	98
*	Rimini Street Inc.	27,624	96
*	Telos Corp.	38,079	91
*	ON24 Inc.	16,973	88
*	CoreCard Corp.	4,500	84
*	Expensify Inc. Class A	26,560	81
*	eGain Corp.	16,436	80
	Richardson Electronics Ltd.	7,000	78
*	Eventbrite Inc. Class A	34,474	73
*	1stdibs.com Inc.	23,800	72
*	Rackspace Technology Inc.	41,198	70
*	Identiv Inc.	21,679	69
*	Definitive Healthcare Corp. Class A	23,692	68
*,1	Atomera Inc.	16,254	65
[2]	Intevac Inc.	15,339	61
*	Upland Software Inc.	21,208	61
*	Kopin Corp.	64,443	60
*	Amtech Systems Inc.	11,877	57
	CSP Inc.	3,721	57
*	TrueCar Inc.	36,324	57
*	AudioEye Inc.	4,937	55
*	FiscalNote Holdings Inc.	63,400	51
*	Angi Inc. Class A	3,071	47
*	AXT Inc.	32,600	46
*	inTEST Corp.	6,257	44
*	Everspin Technologies Inc.	8,413	43
*,1	Veritone Inc.	18,414	43
*	BuzzFeed Inc. Class A	19,525	42
*	LivePerson Inc.	49,636	40
*	WM Technology Inc.	33,917	38
*	DLH Holdings Corp.	8,200	33
*,1	Rekor Systems Inc.	34,766	31
*	Zedge Inc. Class B	12,613	29
*	AstroNova Inc.	2,465	23
*	Inuvo Inc.	65,578	23
*	Pixelworks Inc.	32,934	21
*	QuickLogic Corp.	4,076	21
*	TransAct Technologies Inc.	5,458	20
*	comScore Inc.	2,920	20
*	GSI Technology Inc.	9,342	19
*	VirnetX Holding Corp.	2,607	19
*	Beachbody Co. Inc.	2,336	17
*,1	Phunware Inc.	4,864	14
	Ingram Micro Holding Corp.	808	14
*	CVD Equipment Corp.	2,531	8
*	Key Tronic Corp.	1,045	3
			10,519,349
Telecommunications (1.3%)
	Cisco Systems Inc.	2,181,033	134,592
	AT&T Inc.	4,374,225	123,703
	Verizon Communications Inc.	2,308,987	104,736
	Comcast Corp. Class A	2,296,753	84,750
	T-Mobile US Inc.	278,799	74,359
*	Arista Networks Inc.	615,476	47,687
	Motorola Solutions Inc.	101,564	44,466
*	Charter Communications Inc. Class A	56,501	20,822
	Juniper Networks Inc.	202,753	7,338
*	Liberty Broadband Corp. Class C	73,794	6,276
*	Roku Inc.	78,228	5,510
*	Frontier Communications Parent Inc.	152,312	5,462
*	Ciena Corp.	88,410	5,343
	InterDigital Inc.	15,519	3,209
*	Lumentum Holdings Inc.	40,067	2,498
*	Lumen Technologies Inc.	558,534	2,189
*	EchoStar Corp. Class A	81,241	2,078
*,1	AST SpaceMobile Inc. Class A	84,855	1,930
	Telephone & Data Systems Inc.	49,635	1,923
	Cogent Communications Holdings Inc.	27,000	1,655

		Shares	Market Value ($000)
	Iridium Communications Inc.	55,709	1,522
*	Viavi Solutions Inc.	134,867	1,509
*	Calix Inc.	37,005	1,311
*	Extreme Networks Inc.	80,504	1,065
	Cable One Inc.	2,861	760
*	Viasat Inc.	69,807	727
*	Harmonic Inc.	73,673	707
*	Globalstar Inc.	32,496	678
*	CommScope Holding Co. Inc.	124,629	662
*	United States Cellular Corp.	9,366	648
*	Liberty Broadband Corp. Class A	7,603	646
*	Digi International Inc.	21,457	597
*	fuboTV Inc.	202,554	592
	IDT Corp. Class B	10,626	545
*	Applied Optoelectronics Inc.	26,771	411
	Shenandoah Telecommunications Co.	31,810	400
*	Powerfleet Inc.	70,706	388
*	ADTRAN Holdings Inc.	43,100	376
*	NETGEAR Inc.	14,998	367
*	Altice USA Inc. Class A	136,545	363
*	Anterix Inc.	8,305	304
*	Gogo Inc.	29,635	255
*	Xperi Inc.	27,800	215
*	Ribbon Communications Inc.	53,300	209
*	Clearfield Inc.	6,525	194
	Spok Holdings Inc.	10,835	178
*	WideOpenWest Inc.	35,637	176
*	Ooma Inc.	13,024	171
	ATN International Inc.	8,375	170
*	8x8 Inc.	81,172	162
*	Aviat Networks Inc.	7,168	137
*	BK Technologies Corp.	2,710	106
*	Genasys Inc.	27,790	63
*	Lightwave Logic Inc.	60,446	62
*	Inseego Corp.	6,806	56
*	KVH Industries Inc.	9,132	48
*	Lantronix Inc.	14,911	37
*	Airgain Inc.	8,585	29
*	Comtech Telecommunications Corp.	17,549	28
*	Cambium Networks Corp.	8,522	6
*,2	GCI Liberty Inc.	78,532	—
			697,406
Utilities (1.7%)
	NextEra Energy Inc.	1,253,173	88,837
	Southern Co.	668,553	61,473
	Duke Energy Corp.	470,764	57,419
	Waste Management Inc.	244,933	56,704
	Constellation Energy Corp.	192,460	38,806
	American Electric Power Co. Inc.	325,254	35,541
	Waste Connections Inc.	157,463	30,735
	Republic Services Inc.	124,112	30,055
	Dominion Energy Inc.	520,721	29,197
	Sempra	396,269	28,278
	Exelon Corp.	613,628	28,276
	Xcel Energy Inc.	362,755	25,679
	Public Service Enterprise Group Inc.	304,264	25,041
	Vistra Corp.	207,765	24,400
	Consolidated Edison Inc.	215,787	23,864
	Entergy Corp.	261,864	22,387
	PG&E Corp.	1,301,375	22,358
	WEC Energy Group Inc.	193,130	21,047
	American Water Works Co. Inc.	118,488	17,479
	Ameren Corp.	163,053	16,371
	PPL Corp.	428,139	15,460
	Atmos Energy Corp.	95,762	14,803
	DTE Energy Co.	106,118	14,673
	CenterPoint Energy Inc.	398,263	14,429
	Edison International	236,496	13,934
	Eversource Energy	223,945	13,909

		Shares	Market Value ($000)
	CMS Energy Corp.	182,071	13,675
	FirstEnergy Corp.	333,700	13,488
	NRG Energy Inc.	120,894	11,541
	NiSource Inc.	284,406	11,402
	Alliant Energy Corp.	157,512	10,136
	Evergy Inc.	132,364	9,127
	Pinnacle West Capital Corp.	71,648	6,824
	Essential Utilities Inc.	168,177	6,648
*	Clean Harbors Inc.	29,658	5,846
	OGE Energy Corp.	121,551	5,586
*	Talen Energy Corp.	27,878	5,566
	AES Corp.	439,242	5,455
	National Fuel Gas Co.	55,897	4,426
	UGI Corp.	131,816	4,359
*	Casella Waste Systems Inc. Class A	38,331	4,274
	IDACORP Inc.	32,788	3,811
	New Jersey Resources Corp.	60,369	2,962
	TXNM Energy Inc.	55,016	2,942
	Portland General Electric Co.	64,133	2,860
	Southwest Gas Holdings Inc.	37,687	2,706
	ONE Gas Inc.	35,303	2,669
	Black Hills Corp.	43,549	2,641
	Spire Inc.	33,597	2,629
	Ormat Technologies Inc.	35,268	2,496
	ALLETE Inc.	34,044	2,237
	Northwestern Energy Group Inc.	38,555	2,231
	MGE Energy Inc.	22,141	2,058
	Avista Corp.	48,071	2,013
	MDU Resources Group Inc.	118,853	2,010
	American States Water Co.	23,590	1,856
	Chesapeake Utilities Corp.	14,312	1,838
	California Water Service Group	37,324	1,809
*,1	Oklo Inc. Class A	55,982	1,211
*	Hawaiian Electric Industries Inc.	106,259	1,164
	Clearway Energy Inc. Class C	36,699	1,111
	Clearway Energy Inc. Class A	38,729	1,102
	Northwest Natural Holding Co.	25,775	1,101
	SJW Group	18,327	1,002
*	Sunrun Inc.	134,318	787
*	NuScale Power Corp.	54,471	771
	Middlesex Water Co.	11,771	755
	Unitil Corp.	9,983	576
	Aris Water Solutions Inc. Class A	17,685	567
*	Altus Power Inc. Class A	70,392	348
*,1	NANO Nuclear Energy Inc.	12,525	331
*	Enviri Corp.	47,240	314
	Excelerate Energy Inc. Class A	8,952	257
	York Water Co.	6,531	227
	Artesian Resources Corp. Class A	6,216	203
	Genie Energy Ltd. Class B	13,020	196
*	Pure Cycle Corp.	12,111	127
	RGC Resources Inc.	5,719	119
*	Cadiz Inc.	31,280	92
*	Perma-Fix Environmental Services Inc.	10,678	78
*	Arq Inc.	17,280	72
*	Net Power Inc.	21,689	57
*	Quest Resource Holding Corp.	16,000	42
*	Aqua Metals Inc.	701	1
			943,887
Total Common Stocks (Cost $6,792,296)			32,796,908
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares (Cost $138)	47,692	—
Rights (0.0%)
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	9,469	43
*,2	Inhibrx Inc. CVR	26,986	18
*,2	Imara Inc. CVR	11,325	10
*,2	Spectrum Pharmaceuticals Inc. CVR	118,300	10

				Shares	Market Value ($000)
*,1,2	Oncternal Therapeutics Inc. CVR			2,749	3
*,2	Adamas Pharmaceuticals Inc. CVR			29,800	2
*,2	Gyre Therapeutics Inc. CVR			23,975	2
*,2	Surface Oncology Inc. CVR			24,474	2
*,2	Chinook Therapeutics Inc. CVR			6,844	1
*,2	Miragen Therapeutics Inc. CVR			36,076	1
*,2	Ambit Biosciences Corp. CVR			1,900	—
*,2	F-star Therapeutics Inc. CVR			5,459	—
*,2	Xeris Biopharma Holdings Inc. CVR			45,300	—
*,2	Pineapple Energy Inc. CVR			463	—
*,1,2	Carisma Therapeutics Inc. CVR			128,046	—
*,2	Dianthus Therapeutics Inc. CVR			4,251	—
Total Rights (Cost $177)					92
Warrants (0.0%)
*,2	Athenex Inc. Exp. 8/15/27			13,166	—
*	M-Tron Industries Inc. Exp. 2/28/28			1,581	—
Total Warrants (Cost $—)					—
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (27.5%)
U.S. Government Securities (19.3%)
	United States Treasury Note/Bond	0.750%	4/30/26	29,316	28,299
	United States Treasury Note/Bond	4.875%	4/30/26	36,939	37,256
	United States Treasury Note/Bond	1.625%	5/15/26	47,177	45,931
	United States Treasury Note/Bond	3.625%	5/15/26	62,131	61,849
	United States Treasury Note/Bond	0.750%	5/31/26	36,415	35,061
	United States Treasury Note/Bond	2.125%	5/31/26	17,795	17,409
	United States Treasury Note/Bond	4.875%	5/31/26	76,259	76,974
	United States Treasury Note/Bond	4.125%	6/15/26	50,659	50,730
	United States Treasury Note/Bond	0.875%	6/30/26	42,111	40,519
	United States Treasury Note/Bond	1.875%	6/30/26	16,182	15,765
	United States Treasury Note/Bond	4.625%	6/30/26	54,308	54,707
	United States Treasury Note/Bond	4.500%	7/15/26	73,958	74,420
	United States Treasury Note/Bond	0.625%	7/31/26	50,979	48,773
	United States Treasury Note/Bond	1.875%	7/31/26	15,760	15,332
	United States Treasury Note/Bond	4.375%	7/31/26	35,270	35,446
	United States Treasury Note/Bond	1.500%	8/15/26	51,245	49,555
	United States Treasury Note/Bond	4.375%	8/15/26	35,727	35,911
	United States Treasury Note/Bond	0.750%	8/31/26	21,498	20,550
	United States Treasury Note/Bond	1.375%	8/31/26	19,824	19,121
	United States Treasury Note/Bond	3.750%	8/31/26	27,298	27,213
	United States Treasury Note/Bond	4.625%	9/15/26	65,610	66,225
	United States Treasury Note/Bond	0.875%	9/30/26	64,685	61,805
	United States Treasury Note/Bond	1.625%	9/30/26	15,141	14,635
	United States Treasury Note/Bond	3.500%	9/30/26	69,623	69,155
	United States Treasury Note/Bond	4.625%	10/15/26	45,188	45,633
	United States Treasury Note/Bond	1.125%	10/31/26	48,559	46,465
	United States Treasury Note/Bond	1.625%	10/31/26	20,445	19,720
	United States Treasury Note/Bond	4.125%	10/31/26	59,690	59,839
	United States Treasury Note/Bond	2.000%	11/15/26	43,345	42,024
	United States Treasury Note/Bond	4.625%	11/15/26	49,219	49,727
	United States Treasury Note/Bond	6.500%	11/15/26	910	948
	United States Treasury Note/Bond	1.250%	11/30/26	49,956	47,809
	United States Treasury Note/Bond	1.625%	11/30/26	25,526	24,585
	United States Treasury Note/Bond	4.250%	11/30/26	48,509	48,744
	United States Treasury Note/Bond	4.375%	12/15/26	52,791	53,162
	United States Treasury Note/Bond	1.250%	12/31/26	48,345	46,169
	United States Treasury Note/Bond	1.750%	12/31/26	19,066	18,366
	United States Treasury Note/Bond	4.250%	12/31/26	69,696	70,055
	United States Treasury Note/Bond	4.000%	1/15/27	44,102	44,150
	United States Treasury Note/Bond	1.500%	1/31/27	64,234	61,494
	United States Treasury Note/Bond	4.125%	1/31/27	53,540	53,724
	United States Treasury Note/Bond	2.250%	2/15/27	26,207	25,417
	United States Treasury Note/Bond	4.125%	2/15/27	43,620	43,777
	United States Treasury Note/Bond	1.125%	2/28/27	11,279	10,704

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.875%	2/28/27	50,678	48,785
United States Treasury Note/Bond	4.125%	2/28/27	74,271	74,550
United States Treasury Note/Bond	4.250%	3/15/27	57,223	57,581
United States Treasury Note/Bond	2.500%	3/31/27	24,930	24,264
United States Treasury Note/Bond	3.875%	3/31/27	45,343	45,329
United States Treasury Note/Bond	4.500%	4/15/27	35,761	36,169
United States Treasury Note/Bond	0.500%	4/30/27	22,163	20,667
United States Treasury Note/Bond	2.750%	4/30/27	40,528	39,597
United States Treasury Note/Bond	2.375%	5/15/27	47,762	46,270
United States Treasury Note/Bond	4.500%	5/15/27	50,843	51,447
United States Treasury Note/Bond	0.500%	5/31/27	27,015	25,120
United States Treasury Note/Bond	2.625%	5/31/27	39,701	38,653
United States Treasury Note/Bond	4.625%	6/15/27	51,495	52,284
United States Treasury Note/Bond	0.500%	6/30/27	30,694	28,469
United States Treasury Note/Bond	3.250%	6/30/27	40,890	40,334
United States Treasury Note/Bond	4.375%	7/15/27	28,901	29,199
United States Treasury Note/Bond	0.375%	7/31/27	52,975	48,845
United States Treasury Note/Bond	2.750%	7/31/27	34,254	33,382
United States Treasury Note/Bond	2.250%	8/15/27	34,635	33,352
United States Treasury Note/Bond	3.750%	8/15/27	30,301	30,202
United States Treasury Note/Bond	0.500%	8/31/27	31,645	29,188
United States Treasury Note/Bond	3.125%	8/31/27	30,264	29,725
United States Treasury Note/Bond	3.375%	9/15/27	44,979	44,438
United States Treasury Note/Bond	0.375%	9/30/27	45,460	41,688
United States Treasury Note/Bond	4.125%	9/30/27	25,600	25,748
United States Treasury Note/Bond	3.875%	10/15/27	45,154	45,133
United States Treasury Note/Bond	0.500%	10/31/27	46,885	43,002
United States Treasury Note/Bond	4.125%	10/31/27	33,084	33,265
United States Treasury Note/Bond	2.250%	11/15/27	49,833	47,801
United States Treasury Note/Bond	4.125%	11/15/27	60,118	60,466
United States Treasury Note/Bond	6.125%	11/15/27	775	816
United States Treasury Note/Bond	0.625%	11/30/27	51,305	47,096
United States Treasury Note/Bond	3.875%	11/30/27	36,467	36,450
United States Treasury Note/Bond	4.000%	12/15/27	24,550	24,623
United States Treasury Note/Bond	0.625%	12/31/27	74,020	67,763
United States Treasury Note/Bond	3.875%	12/31/27	13,578	13,574
United States Treasury Note/Bond	4.250%	1/15/28	45,106	45,529
United States Treasury Note/Bond	0.750%	1/31/28	61,625	56,464
United States Treasury Note/Bond	3.500%	1/31/28	18,603	18,405
United States Treasury Note/Bond	2.750%	2/15/28	39,138	37,933
United States Treasury Note/Bond	4.250%	2/15/28	37,058	37,422
United States Treasury Note/Bond	1.125%	2/29/28	52,457	48,506
United States Treasury Note/Bond	4.000%	2/29/28	14,313	14,355
United States Treasury Note/Bond	3.875%	3/15/28	46,240	46,233
United States Treasury Note/Bond	1.250%	3/31/28	72,966	67,562
United States Treasury Note/Bond	3.625%	3/31/28	21,668	21,512
United States Treasury Note/Bond	1.250%	4/30/28	64,511	59,612
United States Treasury Note/Bond	3.500%	4/30/28	20,226	19,992
United States Treasury Note/Bond	2.875%	5/15/28	30,665	29,740
United States Treasury Note/Bond	1.250%	5/31/28	68,185	62,858
United States Treasury Note/Bond	3.625%	5/31/28	29,800	29,553
United States Treasury Note/Bond	1.250%	6/30/28	72,729	66,899
United States Treasury Note/Bond	4.000%	6/30/28	42,341	42,480
United States Treasury Note/Bond	1.000%	7/31/28	84,064	76,498
United States Treasury Note/Bond	4.125%	7/31/28	22,554	22,713
United States Treasury Note/Bond	2.875%	8/15/28	59,890	57,944
United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,140
United States Treasury Note/Bond	1.125%	8/31/28	53,461	48,750
United States Treasury Note/Bond	4.375%	8/31/28	17,517	17,775
United States Treasury Note/Bond	1.250%	9/30/28	69,610	63,606
United States Treasury Note/Bond	4.625%	9/30/28	49,957	51,120
United States Treasury Note/Bond	1.375%	10/31/28	54,550	49,964
United States Treasury Note/Bond	4.875%	10/31/28	30,645	31,622
United States Treasury Note/Bond	3.125%	11/15/28	38,279	37,256
United States Treasury Note/Bond	5.250%	11/15/28	14,810	15,435
United States Treasury Note/Bond	1.500%	11/30/28	76,835	70,556
United States Treasury Note/Bond	4.375%	11/30/28	61,931	62,899
United States Treasury Note/Bond	1.375%	12/31/28	43,490	39,671
United States Treasury Note/Bond	3.750%	12/31/28	49,190	48,906
United States Treasury Note/Bond	1.750%	1/31/29	43,405	40,082

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.000%	1/31/29	52,413	52,560
United States Treasury Note/Bond	2.625%	2/15/29	43,000	41,011
United States Treasury Note/Bond	1.875%	2/28/29	39,895	36,953
United States Treasury Note/Bond	4.250%	2/28/29	54,282	54,926
United States Treasury Note/Bond	2.375%	3/31/29	45,010	42,443
United States Treasury Note/Bond	4.125%	3/31/29	42,410	42,721
United States Treasury Note/Bond	2.875%	4/30/29	36,814	35,359
United States Treasury Note/Bond	4.625%	4/30/29	59,369	60,918
United States Treasury Note/Bond	2.375%	5/15/29	33,946	31,952
United States Treasury Note/Bond	2.750%	5/31/29	34,370	32,823
United States Treasury Note/Bond	4.500%	5/31/29	65,626	67,051
United States Treasury Note/Bond	3.250%	6/30/29	32,740	31,870
United States Treasury Note/Bond	4.250%	6/30/29	59,106	59,826
United States Treasury Note/Bond	2.625%	7/31/29	31,430	29,799
United States Treasury Note/Bond	4.000%	7/31/29	47,659	47,778
United States Treasury Note/Bond	1.625%	8/15/29	30,692	27,896
United States Treasury Note/Bond	6.125%	8/15/29	3,462	3,757
United States Treasury Note/Bond	3.125%	8/31/29	43,880	42,440
United States Treasury Note/Bond	3.625%	8/31/29	50,621	49,988
United States Treasury Note/Bond	3.500%	9/30/29	50,443	49,529
United States Treasury Note/Bond	3.875%	9/30/29	31,540	31,451
United States Treasury Note/Bond	4.000%	10/31/29	43,225	43,320
United States Treasury Note/Bond	4.125%	10/31/29	32,011	32,246
United States Treasury Note/Bond	1.750%	11/15/29	20,575	18,704
United States Treasury Note/Bond	3.875%	11/30/29	23,001	22,929
United States Treasury Note/Bond	4.125%	11/30/29	50,629	51,025
United States Treasury Note/Bond	3.875%	12/31/29	22,936	22,861
United States Treasury Note/Bond	4.375%	12/31/29	19,509	19,863
United States Treasury Note/Bond	3.500%	1/31/30	28,360	27,797
United States Treasury Note/Bond	4.250%	1/31/30	35,758	36,222
United States Treasury Note/Bond	1.500%	2/15/30	39,854	35,544
United States Treasury Note/Bond	4.000%	2/28/30	79,432	79,618
United States Treasury Note/Bond	3.625%	3/31/30	32,760	32,258
United States Treasury Note/Bond	4.000%	3/31/30	71,000	71,155
United States Treasury Note/Bond	3.500%	4/30/30	31,267	30,593
United States Treasury Note/Bond	0.625%	5/15/30	61,827	52,292
United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,834
United States Treasury Note/Bond	3.750%	5/31/30	34,745	34,376
United States Treasury Note/Bond	3.750%	6/30/30	26,655	26,359
United States Treasury Note/Bond	4.000%	7/31/30	28,266	28,293
United States Treasury Note/Bond	0.625%	8/15/30	83,511	70,019
United States Treasury Note/Bond	4.125%	8/31/30	40,363	40,615
United States Treasury Note/Bond	4.625%	9/30/30	27,910	28,773
United States Treasury Note/Bond	4.875%	10/31/30	30,061	31,353
United States Treasury Note/Bond	0.875%	11/15/30	83,236	70,230
United States Treasury Note/Bond	4.375%	11/30/30	40,335	41,066
United States Treasury Note/Bond	3.750%	12/31/30	33,592	33,130
United States Treasury Note/Bond	4.000%	1/31/31	37,088	37,042
United States Treasury Note/Bond	1.125%	2/15/31	80,643	68,622
United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,545
United States Treasury Note/Bond	4.250%	2/28/31	37,465	37,898
United States Treasury Note/Bond	4.125%	3/31/31	37,256	37,442
United States Treasury Note/Bond	4.625%	4/30/31	40,597	41,872
United States Treasury Note/Bond	1.625%	5/15/31	79,853	69,472
United States Treasury Note/Bond	4.625%	5/31/31	40,424	41,687
United States Treasury Note/Bond	4.250%	6/30/31	37,318	37,726
United States Treasury Note/Bond	4.125%	7/31/31	45,935	46,122
United States Treasury Note/Bond	1.250%	8/15/31	94,807	79,964
United States Treasury Note/Bond	3.750%	8/31/31	40,606	39,895
United States Treasury Note/Bond	3.625%	9/30/31	37,318	36,391
United States Treasury Note/Bond	4.125%	10/31/31	31,575	31,674
United States Treasury Note/Bond	1.375%	11/15/31	92,236	77,882
United States Treasury Note/Bond	4.125%	11/30/31	45,307	45,449
United States Treasury Note/Bond	4.500%	12/31/31	35,298	36,186
United States Treasury Note/Bond	4.375%	1/31/32	36,821	37,477
United States Treasury Note/Bond	1.875%	2/15/32	87,525	75,996
United States Treasury Note/Bond	4.125%	2/29/32	35,292	35,391
United States Treasury Note/Bond	4.125%	3/31/32	49,950	50,090
United States Treasury Note/Bond	2.875%	5/15/32	81,874	75,746
United States Treasury Note/Bond	2.750%	8/15/32	82,840	75,747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.125%	11/15/32	82,657	82,786
	United States Treasury Note/Bond	3.500%	2/15/33	82,436	78,958
	United States Treasury Note/Bond	3.375%	5/15/33	81,833	77,511
	United States Treasury Note/Bond	3.875%	8/15/33	91,515	89,685
	United States Treasury Note/Bond	4.500%	11/15/33	90,547	92,726
	United States Treasury Note/Bond	4.000%	2/15/34	102,544	101,166
	United States Treasury Note/Bond	4.375%	5/15/34	95,974	97,294
	United States Treasury Note/Bond	3.875%	8/15/34	87,985	85,758
	United States Treasury Note/Bond	4.250%	11/15/34	79,374	79,622
	United States Treasury Note/Bond	4.625%	2/15/35	74,428	76,893
	United States Treasury Note/Bond	4.500%	2/15/36	6,734	6,930
	United States Treasury Note/Bond	4.750%	2/15/37	3,885	4,072
	United States Treasury Note/Bond	5.000%	5/15/37	14,986	16,030
	United States Treasury Note/Bond	4.375%	2/15/38	11,517	11,585
	United States Treasury Note/Bond	3.500%	2/15/39	6,398	5,828
	United States Treasury Note/Bond	4.250%	5/15/39	7,883	7,760
	United States Treasury Note/Bond	4.500%	8/15/39	9,884	9,976
	United States Treasury Note/Bond	4.375%	11/15/39	11,686	11,620
	United States Treasury Note/Bond	4.625%	2/15/40	10,000	10,208
	United States Treasury Note/Bond	1.125%	5/15/40	29,970	18,947
	United States Treasury Note/Bond	4.375%	5/15/40	22,387	22,212
	United States Treasury Note/Bond	1.125%	8/15/40	37,551	23,510
	United States Treasury Note/Bond	3.875%	8/15/40	8,449	7,897
	United States Treasury Note/Bond	1.375%	11/15/40	49,680	32,276
	United States Treasury Note/Bond	4.250%	11/15/40	8,412	8,199
	United States Treasury Note/Bond	1.875%	2/15/41	53,221	37,330
	United States Treasury Note/Bond	4.750%	2/15/41	5,967	6,148
	United States Treasury Note/Bond	2.250%	5/15/41	48,760	36,128
	United States Treasury Note/Bond	4.375%	5/15/41	7,600	7,488
	United States Treasury Note/Bond	1.750%	8/15/41	58,261	39,472
	United States Treasury Note/Bond	3.750%	8/15/41	12,000	10,935
	United States Treasury Note/Bond	2.000%	11/15/41	60,355	42,381
	United States Treasury Note/Bond	3.125%	11/15/41	10,928	9,128
	United States Treasury Note/Bond	2.375%	2/15/42	42,662	31,657
	United States Treasury Note/Bond	3.125%	2/15/42	12,579	10,472
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	9,724
	United States Treasury Note/Bond	3.250%	5/15/42	33,020	27,897
	United States Treasury Note/Bond	2.750%	8/15/42	13,006	10,149
	United States Treasury Note/Bond	3.375%	8/15/42	32,648	27,985
	United States Treasury Note/Bond	2.750%	11/15/42	15,070	11,717
	United States Treasury Note/Bond	4.000%	11/15/42	30,693	28,631
	United States Treasury Note/Bond	3.125%	2/15/43	12,758	10,466
	United States Treasury Note/Bond	3.875%	2/15/43	30,537	27,946
	United States Treasury Note/Bond	2.875%	5/15/43	25,464	20,041
	United States Treasury Note/Bond	3.875%	5/15/43	31,759	28,990
	United States Treasury Note/Bond	3.625%	8/15/43	21,797	19,151
	United States Treasury Note/Bond	4.375%	8/15/43	30,140	29,372
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	16,958
	United States Treasury Note/Bond	4.750%	11/15/43	30,582	31,246
	United States Treasury Note/Bond	3.625%	2/15/44	19,823	17,336
	United States Treasury Note/Bond	4.500%	2/15/44	29,425	29,076
	United States Treasury Note/Bond	3.375%	5/15/44	22,842	19,202
	United States Treasury Note/Bond	4.625%	5/15/44	35,619	35,730
	United States Treasury Note/Bond	3.125%	8/15/44	21,800	17,576
	United States Treasury Note/Bond	4.125%	8/15/44	31,343	29,369
[6]	United States Treasury Note/Bond	3.000%	11/15/44	21,616	17,023
	United States Treasury Note/Bond	4.625%	11/15/44	32,412	32,463
	United States Treasury Note/Bond	2.500%	2/15/45	27,388	19,737
	United States Treasury Note/Bond	4.750%	2/15/45	21,130	21,520
	United States Treasury Note/Bond	3.000%	5/15/45	13,714	10,753
	United States Treasury Note/Bond	2.875%	8/15/45	16,522	12,649
	United States Treasury Note/Bond	3.000%	11/15/45	16,493	12,870
	United States Treasury Note/Bond	2.500%	2/15/46	25,764	18,317
	United States Treasury Note/Bond	2.500%	5/15/46	21,342	15,119
	United States Treasury Note/Bond	2.250%	8/15/46	22,919	15,409
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	9,396
	United States Treasury Note/Bond	3.000%	2/15/47	26,775	20,617
	United States Treasury Note/Bond	3.000%	5/15/47	18,701	14,362
	United States Treasury Note/Bond	2.750%	8/15/47	28,858	21,098
	United States Treasury Note/Bond	2.750%	11/15/47	25,190	18,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	2/15/48	26,538	20,227
	United States Treasury Note/Bond	3.125%	5/15/48	36,347	28,288
	United States Treasury Note/Bond	3.000%	8/15/48	38,399	29,147
	United States Treasury Note/Bond	3.375%	11/15/48	37,336	30,294
	United States Treasury Note/Bond	3.000%	2/15/49	39,182	29,619
	United States Treasury Note/Bond	2.875%	5/15/49	40,285	29,685
	United States Treasury Note/Bond	2.250%	8/15/49	31,735	20,464
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	23,059
	United States Treasury Note/Bond	2.000%	2/15/50	39,681	24,007
	United States Treasury Note/Bond	1.250%	5/15/50	45,557	22,615
	United States Treasury Note/Bond	1.375%	8/15/50	52,020	26,498
	United States Treasury Note/Bond	1.625%	11/15/50	53,713	29,223
	United States Treasury Note/Bond	1.875%	2/15/51	59,930	34,741
	United States Treasury Note/Bond	2.375%	5/15/51	63,096	41,249
	United States Treasury Note/Bond	2.000%	8/15/51	55,375	32,974
	United States Treasury Note/Bond	1.875%	11/15/51	56,357	32,405
	United States Treasury Note/Bond	2.250%	2/15/52	53,439	33,700
	United States Treasury Note/Bond	2.875%	5/15/52	51,652	37,496
	United States Treasury Note/Bond	3.000%	8/15/52	47,603	35,442
	United States Treasury Note/Bond	4.000%	11/15/52	51,745	46,667
	United States Treasury Note/Bond	3.625%	2/15/53	47,379	39,909
	United States Treasury Note/Bond	3.625%	5/15/53	50,459	42,512
	United States Treasury Note/Bond	4.125%	8/15/53	53,406	49,217
	United States Treasury Note/Bond	4.750%	11/15/53	55,967	57,209
	United States Treasury Note/Bond	4.250%	2/15/54	58,512	55,138
	United States Treasury Note/Bond	4.625%	5/15/54	55,626	55,817
	United States Treasury Note/Bond	4.250%	8/15/54	52,434	49,501
	United States Treasury Note/Bond	4.500%	11/15/54	50,400	49,668
	United States Treasury Note/Bond	4.625%	2/15/55	52,845	53,208
					10,695,097
Agency Bonds and Notes (0.2%)
[7,8]	AID-Israel	5.500%	9/18/33	400	426
	Federal Farm Credit Banks	4.750%	5/8/26	2,000	2,014
	Federal Farm Credit Banks	4.375%	6/23/26	600	602
	Federal Farm Credit Banks	4.500%	8/14/26	875	881
	Federal Farm Credit Banks	4.875%	8/28/26	744	753
	Federal Farm Credit Banks	3.875%	10/16/26	200	200
	Federal Farm Credit Banks	4.750%	5/6/27	996	1,012
	Federal Farm Credit Banks	4.500%	5/20/27	7,675	7,762
	Federal Farm Credit Banks	4.250%	2/24/28	250	252
	Federal Farm Credit Banks	4.500%	6/7/28	5,000	5,081
	Federal Farm Credit Banks	4.250%	12/15/28	404	408
	Federal Farm Credit Banks	4.750%	4/30/29	742	763
	Federal Farm Credit Banks	3.500%	9/10/29	323	316
[9]	Federal Farm Credit Banks	4.000%	4/1/30	250	250
	Federal Home Loan Banks	4.375%	6/12/26	1,225	1,229
	Federal Home Loan Banks	3.625%	9/4/26	1,920	1,911
	Federal Home Loan Banks	4.000%	10/9/26	3,000	3,001
	Federal Home Loan Banks	4.625%	11/17/26	2,475	2,500
	Federal Home Loan Banks	1.250%	12/21/26	6,500	6,210
	Federal Home Loan Banks	4.125%	1/15/27	950	953
	Federal Home Loan Banks	4.000%	3/10/27	1,075	1,076
	Federal Home Loan Banks	4.750%	4/9/27	1,000	1,015
	Federal Home Loan Banks	4.250%	12/10/27	4,000	4,031
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,644
	Federal Home Loan Banks	4.000%	6/30/28	2,075	2,080
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,920
	Federal Home Loan Banks	4.750%	12/8/28	165	169
	Federal Home Loan Banks	4.750%	3/10/34	1,495	1,530
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,028
[7,10]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,524
[10]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	6,925
[10]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,568
[10]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,813
[10]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,860
[10]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,175
[10]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,729
[10]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,325
[10]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	10,505
[10]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,392
[7]	Private Export Funding Corp.	1.400%	7/15/28	800	732
[7]	Private Export Funding Corp.	3.650%	3/15/30	300	293
[7]	Tennessee Valley Authority	2.875%	2/1/27	1,000	982
	Tennessee Valley Authority	3.875%	3/15/28	1,525	1,525
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,277
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,396
[7]	Tennessee Valley Authority	4.700%	7/15/33	575	586
	Tennessee Valley Authority	4.375%	8/1/34	728	725
	Tennessee Valley Authority	4.650%	6/15/35	500	508
	Tennessee Valley Authority	5.880%	4/1/36	785	870
	Tennessee Valley Authority	5.500%	6/15/38	225	241
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,526
	Tennessee Valley Authority	3.500%	12/15/42	200	166
	Tennessee Valley Authority	4.250%	9/15/52	500	431
	Tennessee Valley Authority	5.250%	2/1/55	700	700
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,617
	Tennessee Valley Authority	4.625%	9/15/60	519	466
	Tennessee Valley Authority	4.250%	9/15/65	700	581
					117,399
Conventional Mortgage-Backed Securities (8.0%)
[7,10]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	683	654
[7,10]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	10,870	10,462
[7,10]	Freddie Mac Gold Pool	3.000%	10/1/26–2/1/47	39,929	36,488
[7,10]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	55,622	51,527
[7,10]	Freddie Mac Gold Pool	4.000%	5/1/25–11/1/48	30,032	28,644
[7,10]	Freddie Mac Gold Pool	4.500%	5/1/25–1/1/49	13,954	13,722
[7,10]	Freddie Mac Gold Pool	5.000%	9/1/25–1/1/49	4,070	4,120
[7,10]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	3,709	3,844
[7,10]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	1,529	1,613
[7,10]	Freddie Mac Gold Pool	7.000%	12/1/25–12/1/38	142	151
[7,10]	Freddie Mac Gold Pool	7.500%	10/1/25–1/1/32	5	5
[7,10]	Freddie Mac Gold Pool	8.000%	9/1/25–1/1/31	10	10
[7,10]	Freddie Mac Gold Pool	8.500%	9/1/25–5/1/30	1	1
[7]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	1,963	1,778
[7]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	3,229	3,009
[7]	Ginnie Mae I Pool	4.000%	9/15/25–6/15/46	4,694	4,513
[7]	Ginnie Mae I Pool	4.500%	9/15/25–2/15/49	4,166	4,103
[7]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	2,630	2,651
[7]	Ginnie Mae I Pool	6.000%	6/15/32	45	46
[7]	Ginnie Mae I Pool	6.500%	3/15/26–8/15/39	275	281
[7]	Ginnie Mae I Pool	7.000%	12/15/25–8/15/32	127	131
[7]	Ginnie Mae I Pool	7.500%	11/15/25–3/15/32	22	23
[7]	Ginnie Mae I Pool	8.000%	8/15/25–3/15/32	17	17
[7]	Ginnie Mae I Pool	8.500%	1/15/27–6/15/30	3	3
[7]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	3,951	3,091
[7,9]	Ginnie Mae II Pool	2.000%	8/20/50–4/15/55	145,264	118,880
[7,9]	Ginnie Mae II Pool	2.500%	6/20/27–4/15/55	146,312	125,092
[7,9]	Ginnie Mae II Pool	3.000%	2/20/27–4/15/55	145,423	129,903
[7]	Ginnie Mae II Pool	3.500%	9/20/25–12/20/54	115,556	106,951
[7]	Ginnie Mae II Pool	4.000%	9/20/25–11/20/54	81,279	77,111
[7]	Ginnie Mae II Pool	4.500%	11/20/35–12/20/54	104,426	100,870
[7]	Ginnie Mae II Pool	5.000%	5/20/39–2/20/55	134,490	132,748
[7,9]	Ginnie Mae II Pool	5.500%	10/20/52–4/15/55	145,652	146,381
[7]	Ginnie Mae II Pool	6.000%	12/20/52–3/20/55	89,794	91,417
[7]	Ginnie Mae II Pool	6.500%	12/20/35–9/20/54	41,020	42,231
[7]	Ginnie Mae II Pool	7.000%	4/20/38–9/20/54	8,824	9,137
[7]	Ginnie Mae II Pool	7.500%	12/20/53	424	438
[7,10]	UMBS Pool	1.500%	7/1/35–4/1/52	192,750	156,107
[7,9,10]	UMBS Pool	2.000%	11/1/27–4/25/55	797,047	654,625
[7,9,10]	UMBS Pool	2.500%	1/1/27–4/25/55	559,855	475,805
[7,9,10]	UMBS Pool	3.000%	1/1/26–4/25/55	345,386	306,624
[7,9,10]	UMBS Pool	3.500%	9/1/25–4/25/55	203,157	186,486
[7,9,10]	UMBS Pool	4.000%	7/1/25–4/25/55	190,314	179,756
[7,9,10]	UMBS Pool	4.500%	6/1/25–3/1/55	174,022	168,334
[7,9,10]	UMBS Pool	5.000%	8/1/25–4/25/55	259,192	255,873
[7,9,10]	UMBS Pool	5.500%	1/1/32–4/25/55	331,899	333,428
[7,9,10]	UMBS Pool	6.000%	10/1/25–4/25/55	291,201	297,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,9,10]	UMBS Pool	6.500%	11/1/52–4/25/55	152,661	158,419
[7,10]	UMBS Pool	7.000%	9/1/25–11/1/54	31,806	33,372
[7,10]	UMBS Pool	7.500%	8/1/25–1/1/54	1,888	2,003
[7,10]	UMBS Pool	8.000%	1/1/26–10/1/30	1	1
[7,10]	UMBS Pool	8.500%	8/1/26–7/1/30	5	5
[7,10]	UMBS Pool	9.000%	6/1/26	1	1
					4,460,315
Nonconventional Mortgage-Backed Securities (0.0%)
[7,10,11]	Fannie Mae Pool, 1YR CMT + 2.155%	6.405%	12/1/37	16	16
[7,10,11]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/35	7	7
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.141%	12/1/41	11	11
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	27	28
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.431%	7.067%	7/1/36	6	7
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/43	56	57
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	12	13
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.530%	6.216%	12/1/43	33	34
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.294%	9/1/43	7	7
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.236%	7/1/43	56	58
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.598%	7.053%	6/1/43	18	19
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	25	26
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/36	5	5
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/38	3	3
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	12	12
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.643%	7.392%	8/1/35	26	27
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.673%	7.060%	6/1/42	49	51
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.676%	7.315%	10/1/42	18	19
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/37	6	7
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	10	11
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.199%	9/1/42	35	37
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.257%	5/1/40	4	4
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.695%	7.445%	7/1/39	1	1
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	4	4
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.515%	12/1/40	13	14
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	2	2
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.127%	10/1/42	21	22
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.314%	11/1/39	2	2
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.710%	6.990%	8/1/39	31	32
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.365%	9/1/34	5	5
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.739%	7.270%	9/1/43	31	32
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	2	2
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.748%	7.498%	7/1/41	34	35
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	7	7
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.755%	6.788%	5/1/42	21	22
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/41	17	17
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.768%	5/1/42	8	8
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.787%	7.190%	7/1/42	25	26
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.307%	3/1/42	27	28
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.601%	3/1/42	31	33
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.869%	8/1/42	53	56
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.799%	6.674%	11/1/39	10	10
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.799%	6.957%	2/1/42	71	74
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/41	28	29
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	13	13
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/40	3	3
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	5	5
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/41	8	8
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/42	4	4
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/41	14	15
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.440%	12/1/40	2	2
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.658%	12/1/41	20	21
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40–2/1/41	16	18
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	15	16
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	3	3
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.823%	6.699%	3/1/41	14	15
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	8	8
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.828%	7.375%	9/1/40	7	7
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/41	18	19
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	16	16
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.831%	7.164%	2/1/42	19	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/40	7	8
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	4	4
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/39	12	13
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	9	9
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.085%	11/1/34	11	11
[7,10,11]	Fannie Mae Pool, RFUCCT1Y + 1.909%	7.284%	4/1/37	15	15
[7,10,11]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.473%	4/1/37	9	9
[7,10,11]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.648%	8/1/37	15	15
[7,10,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/36	8	8
[7,10,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.662%	11/1/34	11	11
[7,10,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	2	2
[7,10,11]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.674%	10/1/36	12	12
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.650%	9/1/37	3	3
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	10	11
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.086%	11/1/43	28	29
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	3	4
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	5	5
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	4	4
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.363%	2/1/37	9	10
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	6.618%	1/1/35	1	1
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/35	3	4
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	4	5
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/40	15	15
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.475%	12/1/41	25	26
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	2	2
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.868%	2/1/42	6	6
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.842%	7.301%	3/1/42	6	6
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	7	7
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	2	2
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/40	2	2
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.826%	1/1/41	16	16
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.310%	5/1/40	2	2
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	5	5
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	12	12
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	2	2
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.562%	2/1/42	4	4
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.491%	9/1/40	8	8
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	10	10
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	2	2
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	5	5
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.518%	2/1/41	4	4
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/41	4	4
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	4	4
[7,10,11]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	6.546%	1/1/37	26	27
[7,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	304	308
[7,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/38–12/20/43	234	237
[7,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41–6/20/43	137	139
[7,11]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38–12/20/40	21	22
[7,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	4	4
[7,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/40	4	4
[7,11]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	8	8
					2,199
Total U.S. Government and Agency Obligations (Cost $16,371,970)					15,275,010
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[7]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	125	124
[7]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	50
[7]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	301	301
[7]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	200	200
[7]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	245	247
[7]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	75	76
[7]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	100	99
[7]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	90	89
[7]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,569
[7]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,944
[7]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	1,250	1,257
[7]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	375	379
[7]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	420	425
[7]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	420	432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/29	1,000	1,019
[7]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	1,100	1,137
[7]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/17/29	1,000	1,008
[7]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	21	21
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	30	29
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	97
[7]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	224	225
[7]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	100	102
[7]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	550	549
[7]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	925	929
[7]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/29	1,000	1,013
[7]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	10	10
[7]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	298
[7]	BANK Series 2017-BNK4	3.625%	5/15/50	800	781
[7]	BANK Series 2017-BNK5	3.390%	6/15/60	700	679
[7]	BANK Series 2017-BNK5	3.624%	6/15/60	350	337
[7]	BANK Series 2017-BNK6	3.254%	7/15/60	164	159
[7]	BANK Series 2017-BNK6	3.518%	7/15/60	980	952
[7]	BANK Series 2017-BNK6	3.741%	7/15/60	780	755
[7]	BANK Series 2017-BNK7	3.175%	9/15/60	480	464
[7]	BANK Series 2017-BNK7	3.435%	9/15/60	275	266
[7]	BANK Series 2017-BNK7	3.748%	9/15/60	300	288
[7]	BANK Series 2017-BNK8	3.488%	11/15/50	600	570
[7]	BANK Series 2017-BNK8	3.731%	11/15/50	100	94
[7]	BANK Series 2017-BNK8	4.092%	11/15/50	250	200
[7]	BANK Series 2017-BNK9	3.279%	11/15/54	266	258
[7]	BANK Series 2017-BNK9	3.538%	11/15/54	600	580
[7]	BANK Series 2018-BNK10	3.641%	2/15/61	69	68
[7]	BANK Series 2018-BNK10	3.688%	2/15/61	400	389
[7]	BANK Series 2018-BNK10	3.898%	2/15/61	150	144
[7]	BANK Series 2018-BNK11	4.046%	3/15/61	400	392
[7]	BANK Series 2018-BNK12	4.255%	5/15/61	500	492
[7]	BANK Series 2018-BNK12	4.341%	5/15/61	150	146
[7]	BANK Series 2018-BNK13	3.953%	8/15/61	165	161
[7]	BANK Series 2018-BNK13	4.217%	8/15/61	825	808
[7]	BANK Series 2018-BNK14	3.966%	9/15/60	100	98
[7]	BANK Series 2018-BNK14	4.128%	9/15/60	122	120
[7]	BANK Series 2018-BNK14	4.231%	9/15/60	250	245
[7]	BANK Series 2018-BNK14	4.481%	9/15/60	175	171
[7]	BANK Series 2018-BNK15	4.407%	11/15/61	470	464
[7]	BANK Series 2019-BNK16	4.005%	2/15/52	275	266
[7]	BANK Series 2019-BNK17	3.714%	4/15/52	360	346
[7]	BANK Series 2019-BNK17	3.976%	4/15/52	75	71
[7]	BANK Series 2019-BNK18	3.584%	5/15/62	640	601
[7]	BANK Series 2019-BNK18	3.826%	5/15/62	200	186
[7]	BANK Series 2019-BNK19	3.183%	8/15/61	550	509
[7]	BANK Series 2019-BNK20	3.011%	9/15/62	725	665
[7]	BANK Series 2019-BNK21	2.851%	10/17/52	595	541
[7]	BANK Series 2019-BNK21	3.093%	10/17/52	300	269
[7]	BANK Series 2019-BNK22	2.978%	11/15/62	315	290
[7]	BANK Series 2019-BNK23	2.920%	12/15/52	735	673
[7]	BANK Series 2019-BNK23	3.203%	12/15/52	275	249
[7]	BANK Series 2019-BNK24	2.960%	11/15/62	575	530
[7]	BANK Series 2019-BNK24	3.283%	11/15/62	275	251
[7]	BANK Series 2020-BNK25	2.649%	1/15/63	375	337
[7]	BANK Series 2020-BNK25	2.841%	1/15/63	265	237
[7]	BANK Series 2020-BNK26	2.403%	3/15/63	675	599
[7]	BANK Series 2020-BNK26	2.687%	3/15/63	215	187
[7]	BANK Series 2020-BNK27	2.144%	4/15/63	600	518
[7]	BANK Series 2020-BNK27	2.551%	4/15/63	175	148
[7]	BANK Series 2020-BNK28	1.844%	3/15/63	180	154
[7]	BANK Series 2020-BNK29	1.997%	11/15/53	250	211
[7]	BANK Series 2020-BNK30	1.925%	12/15/53	300	254
[7]	BANK Series 2020-BNK30	2.111%	12/15/53	35	29
[7]	BANK Series 2021-BNK31	2.036%	2/15/54	225	192
[7]	BANK Series 2021-BNK31	2.211%	2/15/54	125	105
[7]	BANK Series 2021-BNK32	2.643%	4/15/54	350	309
[7]	BANK Series 2021-BNK33	2.556%	5/15/64	175	153
[7]	BANK Series 2021-BNK34	2.438%	6/15/63	675	576
[7]	BANK Series 2021-BNK35	2.285%	6/15/64	400	342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	BANK Series 2021-BNK36	2.470%	9/15/64	600	518
[7]	BANK Series 2021-BNK36	2.695%	9/15/64	175	149
[7]	BANK Series 2021-BNK37	2.618%	11/15/64	600	519
[7]	BANK Series 2022-BNK43	4.399%	8/15/55	800	767
[7]	BANK Series 2022-BNK43	4.830%	8/15/55	175	169
[7]	BANK Series 2023-5YR2	6.656%	7/15/56	500	526
[7]	BANK Series 2023-5YR2	7.140%	7/15/56	175	185
[7]	BANK Series 2023-5YR3	6.724%	9/15/56	250	264
[7]	BANK Series 2023-5YR3	7.315%	9/15/56	250	268
[7]	BANK Series 2023-5YR3	7.315%	9/15/56	100	106
[7]	BANK Series 2023-BNK45	5.203%	2/15/56	250	252
[7]	BANK Series 2023-BNK45	5.651%	2/15/56	150	152
[7]	BANK Series 2023-BNK46	5.745%	8/15/56	500	523
[7]	BANK Series 2023-BNK46	6.385%	8/15/56	115	121
[7]	BANK Series 2024-5YR9	5.614%	8/15/57	400	411
[7]	BANK Series 2024-BNK47	5.716%	6/15/57	700	732
[7]	BANK Series 2024-BNK48	5.053%	10/15/57	690	690
[7]	BANK Series 2024-BNK48	5.355%	10/15/57	580	575
[7]	BANK Series 2025-BNK49	5.623%	3/15/58	950	987
[7]	BANK Series 2025-BNK49	6.025%	3/15/58	300	311
[7]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,055
[7]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	407
[7]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	215
[7]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,059
[7]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	91
[7]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	580
[7]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	346
[7]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	1,300	1,303
[7]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,147
[7]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	313
[7]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	493
[7]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	406
[7]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	128
[7]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	131
[7]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	452
[7]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	94
[7]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	568
[7]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	194
[7]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	86
[7]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	327
[7]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	832
[7]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	750	795
[7]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	250	257
[7]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	75	78
[7]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	175	181
[7]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	75	78
[7]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	500	530
[7]	BBCMS Mortgage Trust Series 2023-C21	6.299%	9/15/56	250	265
[7]	BBCMS Mortgage Trust Series 2023-C21	6.299%	9/15/56	100	103
[7]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	300	336
[7]	BBCMS Mortgage Trust Series 2023-C22	7.133%	11/15/56	100	111
[7]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	800	830
[7]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	200	205
[7]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	50	52
[7]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	500	526
[7]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	312	320
[7]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	1,150	1,185
[7]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/62	800	821
[7]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	300	314
[7]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	572
[7]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	436
[7]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	191
[7]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,209
[7]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	595
[7]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	975
[7]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	244
[7]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	472
[7]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,150
[7]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	439
[7]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	25
[7]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	422
[7]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	192
[7]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	99	96
[7]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	251
[7]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	287
[7]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	118
[7]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	190
[7]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,368
[7]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	286
[7]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	277
[7]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	207
[7]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	242
[7]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	340
[7]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	89
[7]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	96	92
[7]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	749
[7]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	92
[7]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	181
[7]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	62
[7]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	361
[7]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	29
[7]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	447
[7]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	42
[7]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	340
[7]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	487
[7]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	141
[7]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,587
[7]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	225
[7]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	432
[7]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	85
[7]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	477
[7]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	211
[7]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	499
[7]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	298
[7]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	68
[7]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	193
[7]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	64
[7]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	801
[7]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	433
[7]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,236
[7]	Benchmark Mortgage Trust Series 2022-B32	3.410%	1/15/55	300	256
[7]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	272
[7]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	227
[7]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	361
[7]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	98
[7]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	825	862
[7]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	250	262
[7]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	325	333
[7]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	175	181
[7]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	80	83
[7]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	260	273
[7]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	100	103
[7]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	50	52
[7]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	500	508
[7]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/57	250	254
[7]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	247
[7]	BMO Mortgage Trust Series 2022-C2	4.810%	7/15/54	300	301
[7]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	912
[7]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	125	125
[7]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,000	1,047
[7]	BMO Mortgage Trust Series 2023-5C1	7.118%	8/15/56	500	529
[7]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/56	300	321
[7]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/56	800	852
[7]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	275	276
[7]	BMO Mortgage Trust Series 2023-C4	5.345%	2/15/56	50	51
[7]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	200	208
[7]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	75	79
[7]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	500	528
[7]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	160	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	400	432
[7]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	300	308
[7]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	50	52
[7]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	600	635
[7]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/57	600	633
[7]	BMO Mortgage Trust Series 2024-5C4	7.019%	5/15/57	600	630
[7]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	615	636
[7]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	900	941
[7]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/57	965	1,009
[7]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	250	257
[7]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	900	938
[7]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	81	81
[7]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	78	78
[7]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	125	126
[7]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	550	553
[7]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	250	252
[7]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/27	225	224
[7]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/28	240	239
[7]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	35	35
[7]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	25
[7]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	108	108
[7]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	32	33
[7]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/29	375	380
[7]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/29	500	502
[7]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/32	100	101
[7]	Bridgecrest Lending Auto Securitization Trust Series 2024-3	5.340%	4/17/28	250	251
[7]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	62
[7]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	501
[7]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	511
[7]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	213
[7]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,261
[7]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,979
[7]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	1,325	1,326
[7]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	43	42
[7]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	99
[7]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	151	150
[7]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	223
[7]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	186	186
[7]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	99
[7]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	148	148
[7]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	100	101
[7]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	230	231
[7]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	105	106
[7]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	55	55
[7]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	59	59
[7]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	98
[7]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	108	107
[7]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	170
[7]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	132	131
[7]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	99
[7]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	300	301
[7]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	150	150
[7]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	309	310
[7]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	100	101
[7]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	200	202
[7]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	120	122
[7]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	100	102
[7]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	150	155
[7]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	150	151
[7]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	50	51
[7]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/29	550	555
[7]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/30	400	405
[7]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	415	417
[7]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	160	161
[7]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	700	707
[7]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/30	250	254
[7]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	24	24
[7]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	73
[7]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/30	60	60
[7]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/31	62	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	597
[7]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	576
[7]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	480
[7]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	116
[7]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	478
[7]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	300	281
[7]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	126	124
[7]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	457
[7]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	262
[7]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	20	20
[7]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	564
[7]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	191	176
[7]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	707
[7]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	421
[7]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	542
[7]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	393
[7]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,315
[7]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	291
[7]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	774
[7]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	192
[7]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	299
[7]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	560	566
[7]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	480	493
[7]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	850	855
[7]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	450	454
[7]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	431
[7]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	988
[7]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	100	100
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	307
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	346	344
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	114	113
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	198
[7]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	32	32
[7]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	417
[7]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,064
[7]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	244
[7]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	243
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	83	80
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,065
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	143
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	169	166
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,172
[7]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	136	133
[7]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	625
[7]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	895
[7]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	1,019
[7]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	402
[7]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	166
[7]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.579%	5/15/54	475	467
[7]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	54	53
[7]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	74	74
[7]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	98
[7]	CNH Equipment Trust Series 2022-B	3.890%	11/15/27	67	66
[7]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	50
[7]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	224	225
[7]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	50	50
[7]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	350	356
[7]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	50	51
[7]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	200	201
[7]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	50	50
[7]	CNH Equipment Trust Series 2024-B	5.190%	9/17/29	1,200	1,220
[7]	CNH Equipment Trust Series 2024-B	5.230%	11/17/31	570	580
[7]	CNH Equipment Trust Series 2024-C	4.120%	3/15/32	140	138
[7]	CNH Equipment Trust Series 2025-A	4.540%	9/15/32	250	250
[7]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	49	46
[7]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	26
[7]	COMM Mortgage Trust Series 2014-CR14	3.572%	2/10/47	98	93
[7]	COMM Mortgage Trust Series 2014-CR15	3.920%	2/10/47	54	52
[7]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	5	5
[7]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	98	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	487
[7]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	102	101
[7]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	183	182
[7]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	844
[7]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	36	36
[7]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	12	12
[7]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	55	55
[7]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	121
[7]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	486
[7]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	413
[7]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	136
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	121	120
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.960%	4/15/50	175	167
[7]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	222
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	843	840
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.112%	8/15/48	200	188
[7]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	12	11
[7]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	778
[7]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	773
[7]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	237
[7]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	548
[7]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,173
[7]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	242
[7]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,416
[7]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,053
[7]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	953
[7]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	151
[7]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	44	44
[7]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	100	100
[7]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	391
[7]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	294
[7]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	316
[7]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	578
[7]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	140
[7]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	173
[7]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,994
[7]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	1,075	1,077
[7]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	1,375	1,374
[7]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	1,325	1,334
[7]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	130	129
[7]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/28	90	90
[7]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	140	137
[7]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	149	147
[7]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	76	76
[7]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	99
[7]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	109	109
[7]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	101
[7]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	65	65
[7]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	92	92
[7]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	100	103
[7]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	81	81
[7]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	25	26
[7]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	39	39
[7]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	80	81
[7]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/30	250	251
[7]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/29	45	45
[7]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/28	400	401
[7,10]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	189	185
[7,10]	Fannie Mae-Aces Series 2015-M12	2.798%	5/25/25	480	478
[7,10]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	465	461
[7,10]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	195	192
[7,10]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	234	230
[7,10]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	643	631
[7,10]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	397	389
[7,10]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	156	153
[7,10]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,144	1,117
[7,10]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	796	777
[7,10]	Fannie Mae-Aces Series 2016-M12	2.438%	9/25/26	849	826
[7,10]	Fannie Mae-Aces Series 2016-M13	2.527%	9/25/26	167	162
[7,10]	Fannie Mae-Aces Series 2017-M1	2.416%	10/25/26	833	809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,10]	Fannie Mae-Aces Series 2017-M2	2.826%	2/25/27	639	623
[7,10]	Fannie Mae-Aces Series 2017-M3	2.464%	12/25/26	1,059	1,029
[7,10]	Fannie Mae-Aces Series 2017-M4	2.552%	12/25/26	773	751
[7,10]	Fannie Mae-Aces Series 2017-M5	2.994%	4/25/29	169	162
[7,10]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	545	532
[7,10]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,126	1,100
[7,10]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	427	405
[7,10]	Fannie Mae-Aces Series 2017-M12	3.062%	6/25/27	735	717
[7,10]	Fannie Mae-Aces Series 2017-M14	2.811%	11/25/27	256	247
[7,10]	Fannie Mae-Aces Series 2017-M15	3.158%	11/25/27	941	918
[7,10]	Fannie Mae-Aces Series 2018-M1	2.989%	12/25/27	367	356
[7,10]	Fannie Mae-Aces Series 2018-M2	2.906%	1/25/28	1,255	1,214
[7,10]	Fannie Mae-Aces Series 2018-M3	3.065%	2/25/30	247	235
[7,10]	Fannie Mae-Aces Series 2018-M4	3.057%	3/25/28	512	495
[7,10]	Fannie Mae-Aces Series 2018-M7	3.032%	3/25/28	356	345
[7,10]	Fannie Mae-Aces Series 2018-M10	3.355%	7/25/28	196	191
[7,10]	Fannie Mae-Aces Series 2018-M12	3.627%	8/25/30	850	821
[7,10]	Fannie Mae-Aces Series 2018-M13	3.744%	9/25/30	609	591
[7,10]	Fannie Mae-Aces Series 2018-M14	3.580%	8/25/28	658	645
[7,10]	Fannie Mae-Aces Series 2019-M1	3.544%	9/25/28	624	610
[7,10]	Fannie Mae-Aces Series 2019-M2	3.624%	11/25/28	780	762
[7,10]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	811	777
[7,10]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	722	697
[7,10]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	758	724
[7,10]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,209	1,153
[7,10]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,636	2,495
[7,10]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	916	853
[7,10]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	1,864	1,678
[7,10]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	117	107
[7,10]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,300	1,212
[7,10]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	193	178
[7,10]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	752
[7,10]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	452	412
[7,10]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	290	256
[7,10]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	304
[7,10]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	985
[7,10]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	884	773
[7,10]	Fannie Mae-Aces Series 2020-M52	1.316%	10/25/30	975	833
[7,10]	Fannie Mae-Aces Series 2021-M1	1.389%	11/25/30	725	616
[7,10]	Fannie Mae-Aces Series 2021-M1G	1.469%	11/25/30	225	192
[7,10]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/31	1,050	885
[7,10]	Fannie Mae-Aces Series 2021-M4	1.462%	2/25/31	4,275	3,623
[7,10]	Fannie Mae-Aces Series 2021-M11	1.457%	3/25/31	1,900	1,601
[7,10]	Fannie Mae-Aces Series 2021-M13	1.599%	4/25/31	215	182
[7,10]	Fannie Mae-Aces Series 2021-M13	1.627%	3/25/33	200	161
[7,10]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	1,250	1,063
[7,10]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/31	1,500	1,260
[7,10]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	325	275
[7,10]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	450	380
[7,10]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	681
[7,10]	Fannie Mae-Aces Series 2022-M8	1.936%	12/25/31	725	619
[7,10]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	1,100	938
[7,10]	Fannie Mae-Aces Series 2023-M1S	4.499%	4/25/33	640	636
[7,10]	Fannie Mae-Aces Series 2023-M6	4.182%	7/25/28	611	608
[7,10]	Fannie Mae-Aces Series 2023-M8	4.471%	3/25/33	300	298
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	390	389
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	785	782
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	434	432
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	709	705
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	432	429
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	262	259
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	659	650
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	986	970
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	564
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	1,004
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	489
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	787
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	985
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	1,938	1,905
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,749
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,276
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	897
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	586
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	855
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	489
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	863	842
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	269
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	937
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	441
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	488
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	983
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	664
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,548
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	494
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	989
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	157	155
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	791
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,186
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	544
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,399
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,360
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,017
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	32	31
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	786
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,151
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	463
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	873
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	292
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	940
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,572
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,089
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,085
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	932
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,715
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	792
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,390
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,299
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,024
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,675
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	886
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	527
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	876
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	197
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	476
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	431
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	603
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,076
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	1,032
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,379
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	944
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	109	98
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	602
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	42	39
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	600
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,854
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,056
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	762
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	949
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	530
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	979
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	215	194
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,566
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	600
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	4,956
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	433
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	782
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	96	87
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	744
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	642
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	479
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	2,050	1,791
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	97	90
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	469
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	374
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,537
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	830
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	241
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	374
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	388
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	804
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	400	397
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	270
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	850	830
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	359
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	293
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	294
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	600	597
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	950	946
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	500	511
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/34	1,300	1,337
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/34	515	510
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/34	825	834
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/34	925	889
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/34	600	602
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	640	649
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	480	485
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	450	457
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	800	810
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	550	559
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	400	409
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	250	254
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	300	306
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	500	506
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	750	775
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	650	674
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	600	620
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	530	549
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/29	540	556
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/29	300	304
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/29	500	504
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/29	300	298
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/30	326	327
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	525	523
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,545	1,531
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	1,920	1,890
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,657
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,739
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,611
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	793
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	510
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	407	377
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	1,012
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	673
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	602
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	125	115
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	650	652
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	640	637
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	800	800
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	350	359
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/31	500	513
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/31	1,100	1,100
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/31	1,725	1,745
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/32	1,000	1,018
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/32	250	251
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	290
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,016
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	358
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	1,977
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	821
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	496
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	670
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	963
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	290
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	830
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	242	205
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	711
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	547
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	535
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	510	507
[7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	772	764
[7,10]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/35	3,000	3,061
[7]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	460	464
[7]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	100	102
[7]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	250	255
[7]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	49	49
[7]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	264	264
[7]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	100	101
[7]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	100	101
[7]	Ford Credit Auto Lease Trust Series 2025-A	4.720%	6/15/28	400	402
[7]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/29	400	403
[7]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	21	21
[7]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	49
[7]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	66	66
[7]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	100
[7]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	166	165
[7]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	325
[7]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	149	150
[7]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	75	75
[7]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	250	252
[7]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	50	51
[7]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	350	354
[7]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	150	154
[7]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/28	500	505
[7]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	640	650
[7]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	689
[7]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	664
[7]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	22	22
[7]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	175	175
[7]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	75	75
[7]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	119	119
[7]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	25	25
[7]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	75	75
[7]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	95	96
[7]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	75	76
[7]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	350	352
[7]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	75	76
[7]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	75	76
[7]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	500	505
[7]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/27	165	165
[7]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/28	175	174
[7]	GM Financial Automobile Leasing Trust Series 2025-1	4.660%	2/21/28	400	402
[7]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/29	250	251
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	47	46
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	213	210
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	28	28
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	98
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	29	29
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	73
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	90	90
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	49
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	64	64
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	99
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	330	330
[7]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	100	100
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	163	163
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	269	269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	275	275
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	139	140
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	81	82
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	200	203
[7]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	200	205
[7]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	100	101
[7]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	50	51
[7]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.130%	4/16/29	800	809
[7]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/29	700	713
[7]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	200	200
[7]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/29	300	302
[7]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/30	300	303
[7]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	35	34
[7]	GS Mortgage Securities Trust Series 2014-GC24	4.417%	9/10/47	125	116
[7]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	2	2
[7]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	119
[7]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	320	319
[7]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	56	56
[7]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	395
[7]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	294
[7]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	749
[7]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	269
[7]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	194
[7]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	607
[7]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	234
[7]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	676
[7]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	93
[7]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	23
[7]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	946
[7]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	247
[7]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	194
[7]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	376
[7]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	233
[7]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	509
[7]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	1,125	1,030
[7]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	275	248
[7]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	466
[7]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	484
[7]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	137
[7]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	222
[7]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	404
[7]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	61
[7]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	98	97
[7]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	19	19
[7]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	74
[7]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	210	211
[7]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	275	277
[7]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	400	405
[7]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	150	154
[7]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/29	1,000	1,013
[7]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/31	1,500	1,528
[7]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/29	120	120
[7]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/32	250	248
[7]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	20	20
[7]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	99
[7]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	37	37
[7]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	74
[7]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	70	70
[7]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	75
[7]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	131	131
[7]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	75	75
[7]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	175	176
[7]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	50	50
[7]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	500	504
[7]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	60	61
[7]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	300	304
[7]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/30	850	867
[7]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	500	505
[7]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	50	51
[7]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	1,000	1,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	1,000	1,020
[7]	Honda Auto Receivables Owner Trust Series 2024-3	4.570%	3/21/29	700	703
[7]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	140	140
[7]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/29	1,000	1,005
[7]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/31	500	503
[7]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	6	6
[7]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	94	93
[7]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	254	254
[7]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	100	100
[7]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	196	198
[7]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	57	58
[7]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	150	152
[7]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	100	102
[7]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/29	500	504
[7]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/30	262	265
[7]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	135	135
[7]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/31	400	399
[7]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	9	9
[7]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	451	453
[7]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	175	176
[7]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	195	196
[7]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	75	76
[7]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	250	251
[7]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	75	76
[7]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	560	565
[7]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	80	82
[7]	John Deere Owner Trust Series 2024-B	5.200%	3/15/29	380	385
[7]	John Deere Owner Trust Series 2024-C	4.150%	8/15/31	250	248
[7]	John Deere Owner Trust Series 2025-A	4.420%	2/17/32	250	250
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	322
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	945
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	392
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	314
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.484%	2/15/47	59	56
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	111	107
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	4	4
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	184
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	12	12
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	283
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	98	96
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	17	17
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	190
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	28	27
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	32	32
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	169	169
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	194
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	8	8
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	22	22
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	420
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	297
[7]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	43	43
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,222
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	239
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	375
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,324
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	786
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	68
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	291
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	140
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	97
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,941
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	389
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	264
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	167
[7]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	980
[7]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	122
[7]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,100
[7]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	205
[7]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	273	273
[7]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	200	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/28	350	354
[7]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.230%	2/15/28	275	275
[7]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/30	140	140
[7]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	8	8
[7]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	49
[7]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	211	211
[7]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	50	50
[7]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	300	305
[7]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	250	258
[7]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	700	704
[7]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	50	50
[7]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/29	700	706
[7]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/31	250	254
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.225%	6/15/47	13	13
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	190
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	448
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	274
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	23	23
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	248
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	169	168
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	18	18
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	788
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	774
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	918
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	783
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	317
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	980
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	388
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	389
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	558
[7]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	217
[7]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	297
[7]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	387
[7]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	287
[7]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	776
[7]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	801
[7]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	534
[7]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	995
[7]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	117
[7]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	188
[7]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	225	216
[7]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	604
[7]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	723
[7]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	261
[7]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	685
[7]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	103
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	323
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	43
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	21
[7]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	629
[7]	Morgan Stanley Capital I Trust Series 2022-L8	3.793%	4/15/55	750	686
[7]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	325	339
[7]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	200	208
[7]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	150	160
[7]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	31	31
[7]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	81	81
[7]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	50	50
[7]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	200	201
[7]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	50	50
[7]	Nissan Auto Lease Trust Series 2024-B	4.920%	11/15/27	1,000	1,008
[7]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/28	1,000	1,010
[7]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/28	250	252
[7]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	200	201
[7]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	137	136
[7]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	57	57
[7]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	147
[7]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	179	179
[7]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	100
[7]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	474	475
[7]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	500	506
[7]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	500	514
[7]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/28	1,000	1,012
[7]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	52	51
[7]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	218
[7]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	70	69
[7]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	96	95
[7]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	69	68
[7]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	71	71
[7]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	198
[7]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	64	64
[7]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	4	4
[7]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	150	150
[7]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	100	100
[7]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	62	62
[7]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	100	100
[7]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	22	22
[7]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	75	75
[7]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	75	76
[7]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	23	23
[7]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	120	121
[7]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	80	82
[7]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	208	208
[7]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	120	122
[7]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	300	308
[7]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	350	352
[7]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	200	204
[7]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	350	365
[7]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	200	201
[7]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[7]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	100	100
[7]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	50	50
[7]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/28	500	504
[7]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/29	800	814
[7]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/29	380	384
[7]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/29	300	301
[7]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/29	300	301
[7]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	924
[7]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	400	405
[7]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	800	816
[7]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	1,275	1,291
[7]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/18/31	500	506
[7]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	95	95
[7]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	110	109
[7]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	14	14
[7]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	98
[7]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	95	95
[7]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	74
[7]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	152	151
[7]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	74
[7]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	177	177
[7]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	100	100
[7]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	250	250
[7]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	100	100
[7]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	275	277
[7]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	75	76
[7]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	250	254
[7]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	200	205
[7]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	400	402
[7]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	100	101
[7]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/29	1,250	1,268
[7]	Toyota Auto Receivables Owner Trust Series 2024-C	4.880%	3/15/29	575	580
[7]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/29	400	405
[7]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	205	205
[7]	Toyota Auto Receivables Owner Trust Series 2025-A	4.640%	8/15/29	800	806
[7]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/30	800	811
[7]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	776
[7]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	338
[7]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	581
[7]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	697
[7]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	288
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	433	422
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	577
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	248
[7]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	382
[7]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	583
[7]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	310
[7]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	480	468
[7]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	195
[7]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	314
[7]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,169
[7]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	782
[7]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	147
[7]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	466
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	584
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	97
[7]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	954
[7]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	562
[7]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	380
[7]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	117
[7]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	413
[7]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	251
[7]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	898
[7]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	523
[7]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	875	875
[7]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	350	350
[7]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	740	746
[7]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	150	151
[7]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	200	204
[7]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	200	201
[7]	Verizon Master Trust Series 2024-4	5.210%	6/20/29	525	530
[7]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	2,000	1,991
[7]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	250	252
[7]	Verizon Master Trust Series 2025-1	4.710%	1/21/31	900	907
[7]	Verizon Master Trust Series 2025-3	4.510%	3/20/30	500	500
[7]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	500	503
[7]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	200	202
[7]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	7	7
[7]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	99
[7]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	200	201
[7]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	50	51
[7]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	200	203
[7]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	150	154
[7]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	275	277
[7]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	115	116
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	116
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	224
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	167	166
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	223
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	68	67
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	27	26
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	198
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	507
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	10	10
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	470
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	317
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	144	141
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	318
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	67	67
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	599
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	95
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	206
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	827
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	232
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	698
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	381
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	390
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	583
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	966
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,158
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,173
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,170
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	193
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	759
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	981
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	461
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,063
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	492
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	948
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	666
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	722
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	184
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	318
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	695
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	418
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	884
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	121
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	151
[7]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	346
[7]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/57	600	622
[7]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	300	305
[7]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	725	734
[7]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	550	550
[7]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	29	28
[7]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	91
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	68	66
[7]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	11	11
[7]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	148
[7]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	28	27
[7]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	245
[7]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	96	95
[7]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	49
[7]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	130	129
[7]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	124
[7]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	123	122
[7]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	99
[7]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	323	323
[7]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	100	100
[7]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	256	256
[7]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	275	276
[7]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	175	176
[7]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	25	25
[7]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	500	508
[7]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	350	352
[7]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	100	101
[7]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/29	1,000	1,010
[7]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/29	250	250
[7]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/30	175	175
[7]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/30	400	404
[7]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/30	400	406
[7]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	142	142
[7]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	50	50
[7]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/28	250	250
[7]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/30	250	250
[7]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	350	351
[7]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	175	177
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $528,241)					502,068
Corporate Bonds (10.4%)
Communications (0.8%)
	Alphabet Inc.	0.800%	8/15/27	542	503
	Alphabet Inc.	1.100%	8/15/30	2,773	2,360
	Alphabet Inc.	1.900%	8/15/40	1,000	668
	Alphabet Inc.	2.050%	8/15/50	2,500	1,416
	Alphabet Inc.	2.250%	8/15/60	1,100	611
	America Movil SAB de CV	3.625%	4/22/29	700	672
	America Movil SAB de CV	2.875%	5/7/30	700	638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	America Movil SAB de CV	4.700%	7/21/32	1,000	979
	America Movil SAB de CV	6.375%	3/1/35	800	863
	America Movil SAB de CV	6.125%	11/15/37	300	315
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,547
	America Movil SAB de CV	4.375%	7/16/42	950	804
	America Movil SAB de CV	4.375%	4/22/49	1,000	829
	AppLovin Corp.	5.125%	12/1/29	750	753
	AppLovin Corp.	5.375%	12/1/31	871	876
	AppLovin Corp.	5.950%	12/1/54	700	687
	AT&T Inc.	3.800%	2/15/27	1,820	1,797
	AT&T Inc.	1.650%	2/1/28	2,750	2,543
[7]	AT&T Inc.	4.100%	2/15/28	952	942
	AT&T Inc.	4.350%	3/1/29	1,000	990
[7]	AT&T Inc.	4.300%	2/15/30	2,249	2,211
	AT&T Inc.	2.250%	2/1/32	2,254	1,901
	AT&T Inc.	2.550%	12/1/33	3,868	3,172
	AT&T Inc.	4.500%	5/15/35	3,000	2,820
	AT&T Inc.	5.250%	3/1/37	1,100	1,087
	AT&T Inc.	4.900%	8/15/37	1,405	1,338
	AT&T Inc.	4.850%	3/1/39	1,000	938
	AT&T Inc.	3.500%	6/1/41	5,400	4,162
	AT&T Inc.	4.300%	12/15/42	1,523	1,279
	AT&T Inc.	4.350%	6/15/45	1,137	943
	AT&T Inc.	4.750%	5/15/46	1,909	1,658
[7]	AT&T Inc.	5.150%	11/15/46	742	681
	AT&T Inc.	5.650%	2/15/47	200	198
	AT&T Inc.	4.500%	3/9/48	1,900	1,575
	AT&T Inc.	4.550%	3/9/49	1,424	1,191
	AT&T Inc.	3.650%	6/1/51	2,885	2,042
	AT&T Inc.	3.500%	9/15/53	10,556	7,196
	AT&T Inc.	3.550%	9/15/55	6,651	4,501
	AT&T Inc.	3.800%	12/1/57	5,253	3,686
	AT&T Inc.	3.650%	9/15/59	8,099	5,461
	AT&T Inc.	3.850%	6/1/60	1,155	804
	Baidu Inc.	1.720%	4/9/26	500	486
	Baidu Inc.	3.625%	7/6/27	325	320
	Baidu Inc.	4.375%	3/29/28	400	399
	Baidu Inc.	4.875%	11/14/28	750	757
	Baidu Inc.	3.425%	4/7/30	320	303
	Baidu Inc.	2.375%	8/23/31	925	809
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	3,637	3,588
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	566	565
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	400	326
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	935	885
	Booking Holdings Inc.	3.600%	6/1/26	755	748
	Booking Holdings Inc.	3.550%	3/15/28	650	637
	Booking Holdings Inc.	4.625%	4/13/30	1,500	1,503
	British Telecommunications plc	5.125%	12/4/28	250	254
	British Telecommunications plc	9.625%	12/15/30	2,300	2,807
	Charter Communications Operating LLC	6.150%	11/10/26	1,000	1,020
	Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,337
	Charter Communications Operating LLC	4.200%	3/15/28	1,000	981
	Charter Communications Operating LLC	2.250%	1/15/29	1,000	900
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,293
	Charter Communications Operating LLC	6.100%	6/1/29	1,345	1,389
	Charter Communications Operating LLC	2.800%	4/1/31	1,215	1,050
	Charter Communications Operating LLC	2.300%	2/1/32	800	648
	Charter Communications Operating LLC	4.400%	4/1/33	1,056	954
	Charter Communications Operating LLC	6.650%	2/1/34	750	777
	Charter Communications Operating LLC	6.550%	6/1/34	1,500	1,543
	Charter Communications Operating LLC	6.384%	10/23/35	564	570
	Charter Communications Operating LLC	3.500%	6/1/41	2,133	1,478
	Charter Communications Operating LLC	3.500%	3/1/42	2,000	1,367
	Charter Communications Operating LLC	6.484%	10/23/45	5,545	5,252
	Charter Communications Operating LLC	5.375%	5/1/47	3,850	3,183
	Charter Communications Operating LLC	5.750%	4/1/48	1,425	1,229
	Charter Communications Operating LLC	5.125%	7/1/49	750	594
	Charter Communications Operating LLC	4.800%	3/1/50	3,227	2,432
	Charter Communications Operating LLC	3.700%	4/1/51	1,000	630
	Charter Communications Operating LLC	3.900%	6/1/52	2,150	1,390

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	5.250%	4/1/53	281	227
Charter Communications Operating LLC	3.850%	4/1/61	700	424
Charter Communications Operating LLC	4.400%	12/1/61	1,300	863
Charter Communications Operating LLC	3.950%	6/30/62	1,650	1,012
Charter Communications Operating LLC	5.500%	4/1/63	900	721
Comcast Corp.	2.350%	1/15/27	1,930	1,865
Comcast Corp.	3.300%	2/1/27	1,375	1,351
Comcast Corp.	3.300%	4/1/27	1,250	1,226
Comcast Corp.	3.150%	2/15/28	1,381	1,336
Comcast Corp.	4.150%	10/15/28	5,341	5,282
Comcast Corp.	4.550%	1/15/29	816	819
Comcast Corp.	5.100%	6/1/29	3,000	3,067
Comcast Corp.	2.650%	2/1/30	1,050	961
Comcast Corp.	3.400%	4/1/30	1,375	1,301
Comcast Corp.	4.250%	10/15/30	1,200	1,177
Comcast Corp.	1.950%	1/15/31	389	334
Comcast Corp.	1.500%	2/15/31	161	135
Comcast Corp.	7.050%	3/15/33	1,025	1,158
Comcast Corp.	5.300%	6/1/34	200	203
Comcast Corp.	4.200%	8/15/34	1,259	1,173
Comcast Corp.	4.400%	8/15/35	2,314	2,171
Comcast Corp.	6.500%	11/15/35	71	78
Comcast Corp.	3.200%	7/15/36	700	577
Comcast Corp.	6.450%	3/15/37	1,350	1,478
Comcast Corp.	3.900%	3/1/38	1,225	1,052
Comcast Corp.	4.600%	10/15/38	2,300	2,113
Comcast Corp.	3.250%	11/1/39	200	155
Comcast Corp.	3.750%	4/1/40	1,350	1,107
Comcast Corp.	4.650%	7/15/42	565	502
Comcast Corp.	4.600%	8/15/45	1,291	1,115
Comcast Corp.	3.400%	7/15/46	4,700	3,364
Comcast Corp.	4.000%	8/15/47	1,700	1,323
Comcast Corp.	3.969%	11/1/47	1,871	1,445
Comcast Corp.	4.000%	3/1/48	1,186	914
Comcast Corp.	4.700%	10/15/48	500	432
Comcast Corp.	3.999%	11/1/49	803	614
Comcast Corp.	3.450%	2/1/50	1,400	971
Comcast Corp.	2.800%	1/15/51	1,575	949
Comcast Corp.	2.887%	11/1/51	2,956	1,800
Comcast Corp.	2.450%	8/15/52	200	110
Comcast Corp.	4.049%	11/1/52	571	433
Comcast Corp.	5.350%	5/15/53	1,705	1,589
Comcast Corp.	2.937%	11/1/56	5,288	3,105
Comcast Corp.	4.950%	10/15/58	1,150	995
Comcast Corp.	2.650%	8/15/62	1,000	525
Comcast Corp.	2.987%	11/1/63	2,384	1,349
Comcast Corp.	5.500%	5/15/64	642	601
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,045
Discovery Communications LLC	3.950%	3/20/28	1,609	1,545
Discovery Communications LLC	4.125%	5/15/29	2,300	2,170
Discovery Communications LLC	3.625%	5/15/30	930	837
Discovery Communications LLC	5.000%	9/20/37	530	448
Discovery Communications LLC	6.350%	6/1/40	1,155	1,082
Electronic Arts Inc.	1.850%	2/15/31	152	129
Electronic Arts Inc.	2.950%	2/15/51	600	380
Expedia Group Inc.	4.625%	8/1/27	900	899
Expedia Group Inc.	3.800%	2/15/28	1,500	1,463
Expedia Group Inc.	3.250%	2/15/30	1,025	956
Expedia Group Inc.	2.950%	3/15/31	270	242
Expedia Group Inc.	5.400%	2/15/35	346	345
FactSet Research Systems Inc.	3.450%	3/1/32	500	450
Fox Corp.	4.709%	1/25/29	4,200	4,185
Fox Corp.	3.500%	4/8/30	560	527
Fox Corp.	6.500%	10/13/33	1,040	1,112
Fox Corp.	5.476%	1/25/39	950	915
Fox Corp.	5.576%	1/25/49	1,500	1,405
Grupo Televisa SAB	8.500%	3/11/32	50	55
Grupo Televisa SAB	6.625%	1/15/40	500	463
Grupo Televisa SAB	5.000%	5/13/45	1,240	904
Grupo Televisa SAB	6.125%	1/31/46	350	294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grupo Televisa SAB	5.250%	5/24/49	600	442
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	399
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	374
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	791
	Koninklijke KPN NV	8.375%	10/1/30	500	579
	Meta Platforms Inc.	3.500%	8/15/27	1,000	986
	Meta Platforms Inc.	4.600%	5/15/28	1,225	1,240
	Meta Platforms Inc.	4.300%	8/15/29	823	822
	Meta Platforms Inc.	4.800%	5/15/30	816	833
	Meta Platforms Inc.	4.550%	8/15/31	809	811
	Meta Platforms Inc.	3.850%	8/15/32	3,525	3,333
	Meta Platforms Inc.	4.750%	8/15/34	2,116	2,101
	Meta Platforms Inc.	4.450%	8/15/52	2,450	2,086
	Meta Platforms Inc.	5.600%	5/15/53	2,889	2,911
	Meta Platforms Inc.	5.400%	8/15/54	2,001	1,961
	Meta Platforms Inc.	4.650%	8/15/62	1,200	1,026
	Meta Platforms Inc.	5.750%	5/15/63	1,427	1,450
	Meta Platforms Inc.	5.550%	8/15/64	2,625	2,582
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,251
	Netflix Inc.	4.375%	11/15/26	894	896
	Netflix Inc.	4.875%	4/15/28	2,346	2,379
	Netflix Inc.	5.875%	11/15/28	5,319	5,563
	Netflix Inc.	6.375%	5/15/29	322	345
[12]	Netflix Inc.	4.875%	6/15/30	583	589
	Netflix Inc.	4.900%	8/15/34	685	685
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,139
	Omnicom Group Inc.	2.450%	4/30/30	620	556
	Omnicom Group Inc.	4.200%	6/1/30	400	389
	Omnicom Group Inc.	2.600%	8/1/31	750	655
	Omnicom Group Inc.	5.300%	11/1/34	500	499
	Orange SA	9.000%	3/1/31	1,860	2,248
	Orange SA	5.375%	1/13/42	700	680
	Orange SA	5.500%	2/6/44	600	591
	Paramount Global	2.900%	1/15/27	599	579
	Paramount Global	3.375%	2/15/28	1,425	1,369
	Paramount Global	3.700%	6/1/28	400	385
	Paramount Global	7.875%	7/30/30	400	439
	Paramount Global	4.950%	1/15/31	2,000	1,920
	Paramount Global	4.200%	5/19/32	1,000	895
	Paramount Global	5.500%	5/15/33	1,098	1,054
	Paramount Global	6.875%	4/30/36	1,266	1,298
	Paramount Global	5.900%	10/15/40	300	267
	Paramount Global	4.850%	7/1/42	873	701
	Paramount Global	4.375%	3/15/43	2,268	1,681
	Paramount Global	5.850%	9/1/43	2,565	2,246
	Paramount Global	5.250%	4/1/44	500	402
	Paramount Global	4.900%	8/15/44	500	388
	Paramount Global	4.600%	1/15/45	1,040	780
	Paramount Global	4.950%	5/19/50	324	248
	Rogers Communications Inc.	5.000%	2/15/29	1,522	1,524
	Rogers Communications Inc.	3.800%	3/15/32	1,900	1,723
	Rogers Communications Inc.	5.300%	2/15/34	2,602	2,554
	Rogers Communications Inc.	4.500%	3/15/42	700	591
	Rogers Communications Inc.	4.500%	3/15/43	540	453
	Rogers Communications Inc.	5.000%	3/15/44	500	443
	Rogers Communications Inc.	4.300%	2/15/48	350	274
	Rogers Communications Inc.	4.350%	5/1/49	500	391
	Rogers Communications Inc.	3.700%	11/15/49	500	348
	Rogers Communications Inc.	4.550%	3/15/52	2,900	2,313
	Sprint Capital Corp.	6.875%	11/15/28	909	970
	Sprint Capital Corp.	8.750%	3/15/32	1,660	1,996
	Take-Two Interactive Software Inc.	3.700%	4/14/27	500	492
	Take-Two Interactive Software Inc.	4.950%	3/28/28	580	586
	Take-Two Interactive Software Inc.	4.000%	4/14/32	500	467
	Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,661
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,443
	Telefonica Emisiones SA	5.213%	3/8/47	656	579
	Telefonica Emisiones SA	4.895%	3/6/48	752	631
	Telefonica Emisiones SA	5.520%	3/1/49	1,000	912
	Telefonica Europe BV	8.250%	9/15/30	1,580	1,815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TELUS Corp.	2.800%	2/16/27	500	484
	TELUS Corp.	3.400%	5/13/32	350	313
	TELUS Corp.	4.300%	6/15/49	500	388
	Tencent Music Entertainment Group	2.000%	9/3/30	400	347
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	550	627
	Time Warner Cable LLC	6.550%	5/1/37	1,000	991
	Time Warner Cable LLC	6.750%	6/15/39	1,250	1,248
	Time Warner Cable LLC	5.875%	11/15/40	1,010	924
	Time Warner Cable LLC	5.500%	9/1/41	300	259
	Time Warner Cable LLC	4.500%	9/15/42	1,230	934
	T-Mobile USA Inc.	2.625%	4/15/26	502	492
	T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,435
	T-Mobile USA Inc.	5.375%	4/15/27	335	335
	T-Mobile USA Inc.	4.750%	2/1/28	1,020	1,020
	T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,868
	T-Mobile USA Inc.	4.950%	3/15/28	314	318
	T-Mobile USA Inc.	4.800%	7/15/28	1,000	1,007
	T-Mobile USA Inc.	4.850%	1/15/29	1,000	1,006
	T-Mobile USA Inc.	2.625%	2/15/29	670	621
	T-Mobile USA Inc.	2.400%	3/15/29	275	252
	T-Mobile USA Inc.	3.375%	4/15/29	1,135	1,078
	T-Mobile USA Inc.	4.200%	10/1/29	189	186
	T-Mobile USA Inc.	3.875%	4/15/30	9,675	9,272
	T-Mobile USA Inc.	2.550%	2/15/31	2,582	2,276
	T-Mobile USA Inc.	2.875%	2/15/31	893	800
	T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,728
	T-Mobile USA Inc.	2.250%	11/15/31	900	765
	T-Mobile USA Inc.	2.700%	3/15/32	925	800
	T-Mobile USA Inc.	5.125%	5/15/32	264	266
	T-Mobile USA Inc.	5.200%	1/15/33	1,160	1,169
	T-Mobile USA Inc.	5.050%	7/15/33	2,120	2,104
	T-Mobile USA Inc.	5.750%	1/15/34	750	781
	T-Mobile USA Inc.	5.150%	4/15/34	1,500	1,502
	T-Mobile USA Inc.	5.300%	5/15/35	896	901
	T-Mobile USA Inc.	4.375%	4/15/40	2,500	2,201
	T-Mobile USA Inc.	3.000%	2/15/41	2,900	2,103
	T-Mobile USA Inc.	4.500%	4/15/50	3,790	3,149
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,069
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,416
	T-Mobile USA Inc.	5.750%	1/15/54	1,019	1,007
	T-Mobile USA Inc.	5.250%	6/15/55	400	367
	T-Mobile USA Inc.	5.875%	11/15/55	459	463
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,203
	T-Mobile USA Inc.	5.800%	9/15/62	335	328
[7]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,371
[7]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	57
[7]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	318
[7]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	273
	Uber Technologies Inc.	4.300%	1/15/30	1,250	1,229
	Uber Technologies Inc.	4.800%	9/15/34	1,275	1,241
	Uber Technologies Inc.	5.350%	9/15/54	850	796
	VeriSign Inc.	2.700%	6/15/31	700	616
	VeriSign Inc.	5.250%	6/1/32	363	366
	Verizon Communications Inc.	4.125%	3/16/27	2,050	2,040
	Verizon Communications Inc.	3.000%	3/22/27	900	876
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,523
	Verizon Communications Inc.	4.329%	9/21/28	7,107	7,071
	Verizon Communications Inc.	4.016%	12/3/29	3,614	3,516
	Verizon Communications Inc.	3.150%	3/22/30	1,290	1,202
	Verizon Communications Inc.	1.500%	9/18/30	500	424
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,553
	Verizon Communications Inc.	1.750%	1/20/31	400	338
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,172
	Verizon Communications Inc.	2.355%	3/15/32	3,115	2,635
	Verizon Communications Inc.	5.050%	5/9/33	816	819
	Verizon Communications Inc.	4.500%	8/10/33	1,775	1,703
	Verizon Communications Inc.	4.400%	11/1/34	1,964	1,854
[12]	Verizon Communications Inc.	4.780%	2/15/35	1,800	1,747
[9]	Verizon Communications Inc.	5.250%	4/2/35	1,182	1,185
	Verizon Communications Inc.	4.272%	1/15/36	1,254	1,150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	5.250%	3/16/37	862	855
	Verizon Communications Inc.	4.812%	3/15/39	958	893
	Verizon Communications Inc.	2.650%	11/20/40	5,985	4,202
	Verizon Communications Inc.	3.400%	3/22/41	2,888	2,221
	Verizon Communications Inc.	2.850%	9/3/41	905	637
	Verizon Communications Inc.	4.750%	11/1/41	500	451
	Verizon Communications Inc.	6.550%	9/15/43	500	549
	Verizon Communications Inc.	4.125%	8/15/46	1,380	1,106
	Verizon Communications Inc.	4.862%	8/21/46	1,830	1,639
	Verizon Communications Inc.	4.522%	9/15/48	1,000	841
	Verizon Communications Inc.	4.000%	3/22/50	1,200	923
	Verizon Communications Inc.	2.875%	11/20/50	5,007	3,112
	Verizon Communications Inc.	3.550%	3/22/51	1,800	1,283
	Verizon Communications Inc.	3.875%	3/1/52	200	149
	Verizon Communications Inc.	5.500%	2/23/54	900	872
	Verizon Communications Inc.	4.672%	3/15/55	200	168
	Verizon Communications Inc.	2.987%	10/30/56	4,339	2,604
	Verizon Communications Inc.	3.000%	11/20/60	1,500	887
	Verizon Communications Inc.	3.700%	3/22/61	3,240	2,230
	Vodafone Group plc	6.150%	2/27/37	426	451
	Vodafone Group plc	5.250%	5/30/48	2,200	2,022
	Vodafone Group plc	4.875%	6/19/49	3,750	3,198
	Vodafone Group plc	4.250%	9/17/50	1,600	1,233
	Vodafone Group plc	5.625%	2/10/53	1,299	1,217
	Vodafone Group plc	5.750%	6/28/54	830	791
	Vodafone Group plc	5.750%	2/10/63	200	187
	Vodafone Group plc	5.875%	6/28/64	850	813
	Walt Disney Co.	3.375%	11/15/26	281	277
	Walt Disney Co.	3.700%	3/23/27	400	397
	Walt Disney Co.	2.200%	1/13/28	500	474
	Walt Disney Co.	2.000%	9/1/29	1,696	1,532
	Walt Disney Co.	3.800%	3/22/30	585	567
	Walt Disney Co.	2.650%	1/13/31	3,000	2,709
	Walt Disney Co.	6.550%	3/15/33	392	437
	Walt Disney Co.	6.200%	12/15/34	775	851
	Walt Disney Co.	6.400%	12/15/35	4,968	5,520
	Walt Disney Co.	6.150%	3/1/37	800	869
	Walt Disney Co.	4.625%	3/23/40	475	446
	Walt Disney Co.	3.500%	5/13/40	2,700	2,191
	Walt Disney Co.	5.400%	10/1/43	600	594
	Walt Disney Co.	4.750%	9/15/44	690	625
	Walt Disney Co.	4.950%	10/15/45	100	93
	Walt Disney Co.	2.750%	9/1/49	2,000	1,256
	Walt Disney Co.	3.600%	1/13/51	2,200	1,618
	Walt Disney Co.	3.800%	5/13/60	1,100	803
	Warnermedia Holdings Inc.	3.755%	3/15/27	3,600	3,511
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,300	1,225
	Warnermedia Holdings Inc.	4.279%	3/15/32	2,898	2,554
	Warnermedia Holdings Inc.	5.050%	3/15/42	708	566
	Warnermedia Holdings Inc.	5.141%	3/15/52	10,500	7,654
	Warnermedia Holdings Inc.	5.391%	3/15/62	3,935	2,840
	Weibo Corp.	3.375%	7/8/30	650	600
					448,025
Consumer Discretionary (0.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,275
[12]	Alibaba Group Holding Ltd.	4.875%	5/26/30	850	862
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,269
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	574
[12]	Alibaba Group Holding Ltd.	5.250%	5/26/35	1,000	1,006
	Alibaba Group Holding Ltd.	4.000%	12/6/37	735	649
	Alibaba Group Holding Ltd.	2.700%	2/9/41	650	454
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,500	1,224
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	877
[12]	Alibaba Group Holding Ltd.	5.625%	11/26/54	550	549
	Alibaba Group Holding Ltd.	4.400%	12/6/57	700	569
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	569
	Amazon.com Inc.	1.000%	5/12/26	1,000	967
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,212
	Amazon.com Inc.	1.200%	6/3/27	2,200	2,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,516
	Amazon.com Inc.	4.550%	12/1/27	2,000	2,021
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,971
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,706
	Amazon.com Inc.	4.650%	12/1/29	2,000	2,038
	Amazon.com Inc.	1.500%	6/3/30	1,000	868
	Amazon.com Inc.	2.100%	5/12/31	4,750	4,142
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,649
	Amazon.com Inc.	4.700%	12/1/32	3,000	3,025
	Amazon.com Inc.	4.800%	12/5/34	975	984
	Amazon.com Inc.	3.875%	8/22/37	2,890	2,601
	Amazon.com Inc.	2.875%	5/12/41	2,150	1,607
	Amazon.com Inc.	4.950%	12/5/44	1,025	995
	Amazon.com Inc.	4.050%	8/22/47	3,400	2,823
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,091
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,055
	Amazon.com Inc.	3.950%	4/13/52	400	318
	Amazon.com Inc.	4.250%	8/22/57	785	646
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,042
	Amazon.com Inc.	3.250%	5/12/61	3,000	1,976
[7]	American Honda Finance Corp.	5.250%	7/7/26	600	605
[7]	American Honda Finance Corp.	2.300%	9/9/26	250	242
[7]	American Honda Finance Corp.	4.400%	10/5/26	1,400	1,399
[7]	American Honda Finance Corp.	2.350%	1/8/27	375	361
	American Honda Finance Corp.	4.900%	3/12/27	1,350	1,361
[7]	American Honda Finance Corp.	4.900%	7/9/27	400	404
[7]	American Honda Finance Corp.	4.450%	10/22/27	700	700
	American Honda Finance Corp.	4.550%	3/3/28	605	605
[7]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,210
[7]	American Honda Finance Corp.	5.125%	7/7/28	600	610
	American Honda Finance Corp.	5.650%	11/15/28	600	620
[7]	American Honda Finance Corp.	2.250%	1/12/29	250	229
[7]	American Honda Finance Corp.	4.400%	9/5/29	750	740
	American Honda Finance Corp.	4.800%	3/5/30	1,163	1,161
	American Honda Finance Corp.	4.600%	4/17/30	500	495
[7]	American Honda Finance Corp.	5.050%	7/10/31	350	352
[7]	American Honda Finance Corp.	4.850%	10/23/31	750	746
[7]	American Honda Finance Corp.	4.900%	1/10/34	1,600	1,563
	American Honda Finance Corp.	5.200%	3/5/35	762	753
[7]	American University	3.672%	4/1/49	400	301
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	150	147
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	500	493
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	700	610
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	625	590
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	225	172
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	1,300	760
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	900	633
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	1,250	1,111
	AutoNation Inc.	3.800%	11/15/27	250	244
	AutoNation Inc.	1.950%	8/1/28	1,000	909
	AutoNation Inc.	3.850%	3/1/32	500	451
	AutoNation Inc.	5.890%	3/15/35	113	113
	AutoZone Inc.	3.125%	4/21/26	300	296
	AutoZone Inc.	5.050%	7/15/26	500	504
	AutoZone Inc.	3.750%	6/1/27	700	690
	AutoZone Inc.	4.500%	2/1/28	300	300
	AutoZone Inc.	6.250%	11/1/28	500	526
	AutoZone Inc.	3.750%	4/18/29	550	532
	AutoZone Inc.	5.100%	7/15/29	400	406
	AutoZone Inc.	4.000%	4/15/30	1,400	1,351
	AutoZone Inc.	1.650%	1/15/31	1,158	973
	AutoZone Inc.	4.750%	8/1/32	500	491
	AutoZone Inc.	4.750%	2/1/33	500	488
	AutoZone Inc.	5.200%	8/1/33	500	498
	AutoZone Inc.	6.550%	11/1/33	300	326
	AutoZone Inc.	5.400%	7/15/34	200	202
	Best Buy Co. Inc.	4.450%	10/1/28	987	984
	BorgWarner Inc.	2.650%	7/1/27	900	862
	BorgWarner Inc.	4.950%	8/15/29	200	200
	BorgWarner Inc.	5.400%	8/15/34	200	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BorgWarner Inc.	4.375%	3/15/45	500	406
[7]	Brown University	2.924%	9/1/50	500	334
	Brunswick Corp.	2.400%	8/18/31	500	415
	Brunswick Corp.	4.400%	9/15/32	500	457
	Brunswick Corp.	5.100%	4/1/52	500	380
[7]	California Endowment	2.498%	4/1/51	150	90
	California Institute of Technology	4.700%	11/1/11	325	267
	California Institute of Technology	3.650%	9/1/19	450	288
[7]	Case Western Reserve University	5.405%	6/1/22	200	191
	Choice Hotels International Inc.	3.700%	12/1/29	500	471
	Choice Hotels International Inc.	5.850%	8/1/34	725	726
	Claremont Mckenna College	3.775%	1/1/22	275	184
	Cornell University	4.835%	6/15/34	500	497
	Darden Restaurants Inc.	3.850%	5/1/27	750	738
	Darden Restaurants Inc.	4.350%	10/15/27	550	546
	Darden Restaurants Inc.	4.550%	10/15/29	550	543
	Darden Restaurants Inc.	4.550%	2/15/48	550	452
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	530
	Dick's Sporting Goods Inc.	4.100%	1/15/52	550	395
	DR Horton Inc.	5.500%	10/15/35	574	577
[7]	Duke University	2.682%	10/1/44	300	216
[7]	Duke University	2.757%	10/1/50	340	222
[7]	Duke University	2.832%	10/1/55	550	342
	eBay Inc.	1.400%	5/10/26	675	653
	eBay Inc.	3.600%	6/5/27	500	491
	eBay Inc.	2.700%	3/11/30	865	788
	eBay Inc.	2.600%	5/10/31	675	594
	eBay Inc.	6.300%	11/22/32	500	540
	eBay Inc.	4.000%	7/15/42	600	487
	eBay Inc.	3.650%	5/10/51	925	666
[7]	Emory University	2.143%	9/1/30	600	532
[7]	Emory University	2.969%	9/1/50	150	101
	Ferguson Enterprises Inc.	5.000%	10/3/34	635	618
[7]	Ford Foundation	2.415%	6/1/50	250	150
[7]	Ford Foundation	2.815%	6/1/70	750	422
	Ford Motor Co.	9.625%	4/22/30	2,150	2,456
	Ford Motor Co.	7.450%	7/16/31	757	805
	Ford Motor Co.	3.250%	2/12/32	1,837	1,514
	Ford Motor Co.	6.100%	8/19/32	1,407	1,377
	Ford Motor Co.	4.750%	1/15/43	1,260	955
	Ford Motor Co.	7.400%	11/1/46	125	128
	Ford Motor Credit Co. LLC	4.542%	8/1/26	239	236
	Ford Motor Credit Co. LLC	5.125%	11/5/26	1,500	1,490
	Ford Motor Credit Co. LLC	4.271%	1/9/27	286	280
	Ford Motor Credit Co. LLC	5.850%	5/17/27	1,825	1,835
	Ford Motor Credit Co. LLC	4.950%	5/28/27	477	470
	Ford Motor Credit Co. LLC	4.125%	8/17/27	398	384
	Ford Motor Credit Co. LLC	3.815%	11/2/27	239	228
	Ford Motor Credit Co. LLC	7.350%	11/4/27	277	287
	Ford Motor Credit Co. LLC	2.900%	2/16/28	739	684
	Ford Motor Credit Co. LLC	6.800%	5/12/28	477	490
	Ford Motor Credit Co. LLC	6.798%	11/7/28	1,250	1,286
	Ford Motor Credit Co. LLC	5.800%	3/8/29	1,100	1,090
	Ford Motor Credit Co. LLC	5.113%	5/3/29	723	697
	Ford Motor Credit Co. LLC	5.303%	9/6/29	1,500	1,453
	Ford Motor Credit Co. LLC	5.875%	11/7/29	2,000	1,979
	Ford Motor Credit Co. LLC	7.200%	6/10/30	200	208
	Ford Motor Credit Co. LLC	4.000%	11/13/30	1,727	1,547
	Ford Motor Credit Co. LLC	6.050%	3/5/31	4,000	3,945
	Ford Motor Credit Co. LLC	3.625%	6/17/31	260	224
	Ford Motor Credit Co. LLC	6.054%	11/5/31	4,250	4,167
	Ford Motor Credit Co. LLC	7.122%	11/7/33	1,144	1,170
	Ford Motor Credit Co. LLC	6.125%	3/8/34	1,500	1,439
	Ford Motor Credit Co. LLC	6.500%	2/7/35	2,581	2,531
	Fortune Brands Innovations Inc.	3.250%	9/15/29	400	374
	Fortune Brands Innovations Inc.	4.000%	3/25/32	500	465
	Fortune Brands Innovations Inc.	5.875%	6/1/33	500	519
	Fortune Brands Innovations Inc.	4.500%	3/25/52	500	400
	General Motors Co.	4.200%	10/1/27	400	393
	General Motors Co.	6.800%	10/1/27	1,050	1,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	5.000%	10/1/28	650	649
	General Motors Co.	5.400%	10/15/29	500	503
	General Motors Co.	5.600%	10/15/32	175	174
	General Motors Co.	5.000%	4/1/35	1,030	952
	General Motors Co.	6.600%	4/1/36	600	620
	General Motors Co.	5.150%	4/1/38	825	746
	General Motors Co.	6.250%	10/2/43	1,235	1,191
	General Motors Co.	5.200%	4/1/45	1,120	939
	General Motors Co.	6.750%	4/1/46	700	706
	General Motors Co.	5.400%	4/1/48	425	362
	General Motors Co.	5.950%	4/1/49	472	432
	General Motors Financial Co. Inc.	5.400%	4/6/26	850	853
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	866
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	518
	General Motors Financial Co. Inc.	4.350%	1/17/27	910	901
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	1,001
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	227
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,426
	General Motors Financial Co. Inc.	3.850%	1/5/28	300	291
	General Motors Financial Co. Inc.	5.050%	4/4/28	366	366
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	810
	General Motors Financial Co. Inc.	5.800%	6/23/28	1,100	1,123
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	334
	General Motors Financial Co. Inc.	5.800%	1/7/29	1,700	1,732
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	787
	General Motors Financial Co. Inc.	4.300%	4/6/29	1,500	1,446
	General Motors Financial Co. Inc.	5.550%	7/15/29	3,450	3,480
	General Motors Financial Co. Inc.	4.900%	10/6/29	825	811
	General Motors Financial Co. Inc.	5.350%	1/7/30	2,500	2,495
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,225	1,122
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	423
	General Motors Financial Co. Inc.	5.750%	2/8/31	250	252
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	767
	General Motors Financial Co. Inc.	5.600%	6/18/31	775	776
	General Motors Financial Co. Inc.	5.625%	4/4/32	295	292
	General Motors Financial Co. Inc.	6.400%	1/9/33	200	206
	General Motors Financial Co. Inc.	6.100%	1/7/34	800	804
	General Motors Financial Co. Inc.	5.950%	4/4/34	1,750	1,743
	General Motors Financial Co. Inc.	5.900%	1/7/35	2,500	2,474
	Genuine Parts Co.	6.500%	11/1/28	248	262
	Genuine Parts Co.	4.950%	8/15/29	700	703
	Genuine Parts Co.	1.875%	11/1/30	600	509
	Genuine Parts Co.	6.875%	11/1/33	400	444
[7]	George Washington University	4.300%	9/15/44	550	473
[7]	George Washington University	4.126%	9/15/48	800	657
[7]	Georgetown University	4.315%	4/1/49	378	316
[7]	Georgetown University	2.943%	4/1/50	405	262
	Georgetown University	5.115%	4/1/53	225	213
[7]	Georgetown University	5.215%	10/1/18	243	220
	GXO Logistics Inc.	6.250%	5/6/29	440	454
	GXO Logistics Inc.	2.650%	7/15/31	500	429
	GXO Logistics Inc.	6.500%	5/6/34	420	430
	Harley-Davidson Inc.	4.625%	7/28/45	500	408
	Hasbro Inc.	3.550%	11/19/26	575	564
	Hasbro Inc.	3.900%	11/19/29	725	689
	Hasbro Inc.	6.350%	3/15/40	400	410
	Hasbro Inc.	5.100%	5/15/44	350	303
	Home Depot Inc.	3.000%	4/1/26	1,000	988
	Home Depot Inc.	5.150%	6/25/26	1,500	1,516
	Home Depot Inc.	4.950%	9/30/26	500	505
	Home Depot Inc.	2.500%	4/15/27	3,156	3,052
	Home Depot Inc.	0.900%	3/15/28	850	773
	Home Depot Inc.	3.900%	12/6/28	700	690
	Home Depot Inc.	4.900%	4/15/29	500	510
	Home Depot Inc.	2.950%	6/15/29	2,400	2,264
	Home Depot Inc.	4.750%	6/25/29	900	910
	Home Depot Inc.	2.700%	4/15/30	2,280	2,091
	Home Depot Inc.	1.375%	3/15/31	1,000	832
	Home Depot Inc.	4.850%	6/25/31	650	659
	Home Depot Inc.	1.875%	9/15/31	700	592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	3.250%	4/15/32	925	844
	Home Depot Inc.	4.500%	9/15/32	875	865
	Home Depot Inc.	4.950%	6/25/34	575	576
	Home Depot Inc.	5.875%	12/16/36	4,995	5,332
	Home Depot Inc.	3.300%	4/15/40	2,415	1,913
	Home Depot Inc.	4.200%	4/1/43	975	833
	Home Depot Inc.	4.875%	2/15/44	1,950	1,805
	Home Depot Inc.	4.400%	3/15/45	500	432
	Home Depot Inc.	4.250%	4/1/46	1,820	1,530
	Home Depot Inc.	3.900%	6/15/47	900	711
	Home Depot Inc.	4.500%	12/6/48	875	753
	Home Depot Inc.	3.125%	12/15/49	1,042	706
	Home Depot Inc.	3.350%	4/15/50	1,250	880
	Home Depot Inc.	2.375%	3/15/51	1,000	569
	Home Depot Inc.	3.625%	4/15/52	2,183	1,601
	Home Depot Inc.	4.950%	9/15/52	750	688
	Home Depot Inc.	5.300%	6/25/54	600	579
	Home Depot Inc.	5.400%	6/25/64	194	187
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	747
	Honda Motor Co. Ltd.	2.967%	3/10/32	1,525	1,342
	Hyatt Hotels Corp.	5.750%	1/30/27	300	305
	Hyatt Hotels Corp.	5.050%	3/30/28	304	305
	Hyatt Hotels Corp.	4.375%	9/15/28	850	837
	Hyatt Hotels Corp.	5.250%	6/30/29	700	707
	Hyatt Hotels Corp.	5.750%	4/23/30	400	411
	Hyatt Hotels Corp.	5.375%	12/15/31	750	748
	Hyatt Hotels Corp.	5.750%	3/30/32	244	245
	Hyatt Hotels Corp.	5.500%	6/30/34	400	393
	JD.com Inc.	3.875%	4/29/26	400	397
	JD.com Inc.	3.375%	1/14/30	300	284
	JD.com Inc.	4.125%	1/14/50	400	324
[7]	Johns Hopkins University	4.705%	7/1/32	375	377
[7]	Johns Hopkins University	4.083%	7/1/53	490	403
	Las Vegas Sands Corp.	3.500%	8/18/26	950	932
	Las Vegas Sands Corp.	5.900%	6/1/27	1,765	1,793
	Las Vegas Sands Corp.	6.000%	8/15/29	200	204
	Las Vegas Sands Corp.	6.200%	8/15/34	550	553
	Lear Corp.	3.800%	9/15/27	204	200
	Lear Corp.	4.250%	5/15/29	400	389
	Lear Corp.	3.500%	5/30/30	350	324
	Lear Corp.	2.600%	1/15/32	500	422
	Lear Corp.	5.250%	5/15/49	250	215
	Lear Corp.	3.550%	1/15/52	500	330
	Leggett & Platt Inc.	3.500%	11/15/27	700	671
	Leggett & Platt Inc.	3.500%	11/15/51	500	302
	Leland Stanford Junior University	1.289%	6/1/27	100	94
	Leland Stanford Junior University	4.679%	3/1/35	500	493
	Leland Stanford Junior University	3.647%	5/1/48	1,075	837
	Leland Stanford Junior University	2.413%	6/1/50	355	212
	Lennar Corp.	5.250%	6/1/26	1,500	1,505
	Lennar Corp.	4.750%	11/29/27	700	701
	Lowe's Cos. Inc.	4.800%	4/1/26	650	652
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,667
	Lowe's Cos. Inc.	3.100%	5/3/27	642	624
	Lowe's Cos. Inc.	1.300%	4/15/28	500	455
	Lowe's Cos. Inc.	1.700%	9/15/28	925	842
	Lowe's Cos. Inc.	3.650%	4/5/29	1,350	1,303
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,364
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	853
	Lowe's Cos. Inc.	2.625%	4/1/31	800	709
	Lowe's Cos. Inc.	3.750%	4/1/32	1,250	1,159
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	998
	Lowe's Cos. Inc.	5.150%	7/1/33	500	504
	Lowe's Cos. Inc.	5.000%	4/15/40	525	493
	Lowe's Cos. Inc.	2.800%	9/15/41	925	640
	Lowe's Cos. Inc.	4.250%	9/15/44	63	51
	Lowe's Cos. Inc.	3.700%	4/15/46	1,430	1,062
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,285
	Lowe's Cos. Inc.	4.550%	4/5/49	500	417
	Lowe's Cos. Inc.	5.125%	4/15/50	500	451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.000%	10/15/50	400	250
	Lowe's Cos. Inc.	3.500%	4/1/51	750	516
	Lowe's Cos. Inc.	4.250%	4/1/52	1,650	1,290
	Lowe's Cos. Inc.	5.750%	7/1/53	900	881
	Lowe's Cos. Inc.	4.450%	4/1/62	570	443
	Lowe's Cos. Inc.	5.800%	9/15/62	668	649
	Lowe's Cos. Inc.	5.850%	4/1/63	450	440
	Magna International Inc.	5.050%	3/14/29	1,000	1,008
	Magna International Inc.	2.450%	6/15/30	500	443
[7]	Marriott International Inc.	3.125%	6/15/26	1,809	1,778
[7]	Marriott International Inc.	4.650%	12/1/28	2,000	2,002
	Marriott International Inc.	4.875%	5/15/29	500	502
	Marriott International Inc.	4.800%	3/15/30	500	499
[7]	Marriott International Inc.	4.625%	6/15/30	1,300	1,288
[7]	Marriott International Inc.	2.850%	4/15/31	1,200	1,067
	Marriott International Inc.	5.100%	4/15/32	202	201
[7]	Marriott International Inc.	3.500%	10/15/32	850	758
[7]	Marriott International Inc.	2.750%	10/15/33	250	207
	Marriott International Inc.	5.300%	5/15/34	750	748
	Marriott International Inc.	5.350%	3/15/35	850	840
	Marriott International Inc.	5.500%	4/15/37	573	566
	Masco Corp.	3.500%	11/15/27	100	97
	Masco Corp.	1.500%	2/15/28	500	459
	Masco Corp.	2.000%	10/1/30	500	430
	Masco Corp.	2.000%	2/15/31	500	425
	Masco Corp.	4.500%	5/15/47	475	388
[7]	Massachusetts Institute of Technology	2.989%	7/1/50	370	252
	Massachusetts Institute of Technology	3.067%	4/1/52	500	342
	Massachusetts Institute of Technology	5.600%	7/1/11	860	867
	Massachusetts Institute of Technology	4.678%	7/1/14	700	596
	Massachusetts Institute of Technology	3.885%	7/1/16	200	142
[7]	McDonald's Corp.	3.500%	3/1/27	200	197
[7]	McDonald's Corp.	3.500%	7/1/27	2,750	2,700
[7]	McDonald's Corp.	3.800%	4/1/28	500	492
	McDonald's Corp.	4.800%	8/14/28	600	607
[7]	McDonald's Corp.	5.000%	5/17/29	500	509
[7]	McDonald's Corp.	2.625%	9/1/29	1,350	1,253
[7]	McDonald's Corp.	2.125%	3/1/30	600	535
	McDonald's Corp.	4.600%	5/15/30	181	181
[7]	McDonald's Corp.	3.600%	7/1/30	2,675	2,552
	McDonald's Corp.	4.950%	8/14/33	250	251
	McDonald's Corp.	4.950%	3/3/35	244	243
[7]	McDonald's Corp.	4.700%	12/9/35	675	654
[7]	McDonald's Corp.	6.300%	3/1/38	100	109
[7]	McDonald's Corp.	5.700%	2/1/39	375	387
[7]	McDonald's Corp.	3.700%	2/15/42	725	574
[7]	McDonald's Corp.	3.625%	5/1/43	400	311
[7]	McDonald's Corp.	4.600%	5/26/45	925	807
[7]	McDonald's Corp.	4.875%	12/9/45	1,225	1,110
[7]	McDonald's Corp.	4.450%	3/1/47	750	636
[7]	McDonald's Corp.	4.450%	9/1/48	900	757
[7]	McDonald's Corp.	3.625%	9/1/49	1,500	1,094
[7]	McDonald's Corp.	4.200%	4/1/50	1,000	804
[7]	McDonald's Corp.	5.150%	9/9/52	500	463
	MDC Holdings Inc.	3.850%	1/15/30	1,000	950
	MDC Holdings Inc.	2.500%	1/15/31	300	261
	MDC Holdings Inc.	6.000%	1/15/43	400	392
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	712
	Meritage Homes Corp.	5.650%	3/15/35	468	462
	Mohawk Industries Inc.	5.850%	9/18/28	500	518
	Mohawk Industries Inc.	3.625%	5/15/30	375	352
	NIKE Inc.	2.375%	11/1/26	1,000	973
	NIKE Inc.	2.750%	3/27/27	650	632
	NIKE Inc.	2.850%	3/27/30	1,575	1,458
	NIKE Inc.	3.250%	3/27/40	1,550	1,222
	NIKE Inc.	3.625%	5/1/43	525	418
	NIKE Inc.	3.875%	11/1/45	250	199
	NIKE Inc.	3.375%	3/27/50	1,325	947
	Northwestern University	4.940%	12/1/35	500	499
[7]	Northwestern University	4.643%	12/1/44	350	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Northwestern University	2.640%	12/1/50	245	154
[7]	Northwestern University	3.662%	12/1/57	200	149
	NVR Inc.	3.000%	5/15/30	1,250	1,146
	O'Reilly Automotive Inc.	5.750%	11/20/26	600	611
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,273
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	341
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	420
	O'Reilly Automotive Inc.	5.000%	8/19/34	1,550	1,524
	Owens Corning	3.400%	8/15/26	500	492
	Owens Corning	5.500%	6/15/27	500	510
	Owens Corning	3.950%	8/15/29	375	363
	Owens Corning	5.700%	6/15/34	675	693
	Owens Corning	4.300%	7/15/47	710	571
	Owens Corning	4.400%	1/30/48	525	427
	Owens Corning	5.950%	6/15/54	600	600
[7]	President & Fellows of Harvard College	4.609%	2/15/35	500	494
	President & Fellows of Harvard College	4.875%	10/15/40	250	246
	President & Fellows of Harvard College	3.150%	7/15/46	400	290
	President & Fellows of Harvard College	2.517%	10/15/50	725	445
	President & Fellows of Harvard College	3.745%	11/15/52	500	387
	PulteGroup Inc.	5.000%	1/15/27	414	416
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,057
	Ralph Lauren Corp.	2.950%	6/15/30	700	645
[7]	Rockefeller Foundation	2.492%	10/1/50	1,000	604
[12]	Rollins Inc.	5.250%	2/24/35	233	232
	Ross Stores Inc.	1.875%	4/15/31	400	338
	Sands China Ltd.	2.300%	3/8/27	575	544
	Sands China Ltd.	5.400%	8/8/28	1,550	1,549
	Sands China Ltd.	2.850%	3/8/29	525	475
	Sands China Ltd.	4.375%	6/18/30	575	543
	Sands China Ltd.	3.250%	8/8/31	475	412
	Snap-on Inc.	3.250%	3/1/27	225	220
	Snap-on Inc.	4.100%	3/1/48	275	224
	Snap-on Inc.	3.100%	5/1/50	400	268
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	371
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,328
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	338
	Stanley Black & Decker Inc.	2.750%	11/15/50	650	372
	Starbucks Corp.	2.450%	6/15/26	665	650
	Starbucks Corp.	4.850%	2/8/27	850	857
	Starbucks Corp.	3.500%	3/1/28	500	487
	Starbucks Corp.	4.000%	11/15/28	250	246
	Starbucks Corp.	3.550%	8/15/29	400	384
	Starbucks Corp.	2.250%	3/12/30	600	535
	Starbucks Corp.	2.550%	11/15/30	2,000	1,784
	Starbucks Corp.	4.900%	2/15/31	500	505
	Starbucks Corp.	3.000%	2/14/32	1,000	890
	Starbucks Corp.	4.300%	6/15/45	200	164
	Starbucks Corp.	4.500%	11/15/48	1,685	1,407
	Starbucks Corp.	3.350%	3/12/50	398	269
	Starbucks Corp.	3.500%	11/15/50	1,250	871
[7]	Tapestry Inc.	4.125%	7/15/27	109	108
	Tapestry Inc.	5.100%	3/11/30	200	200
	Tapestry Inc.	3.050%	3/15/32	500	433
	Tapestry Inc.	5.500%	3/11/35	1,250	1,235
	Thomas Jefferson University	3.847%	11/1/57	326	233
	TJX Cos. Inc.	2.250%	9/15/26	750	729
	TJX Cos. Inc.	1.150%	5/15/28	500	454
	TJX Cos. Inc.	4.500%	4/15/50	750	660
	Toll Brothers Finance Corp.	4.350%	2/15/28	750	740
	Toyota Motor Corp.	5.275%	7/13/26	500	506
	Toyota Motor Corp.	5.118%	7/13/28	1,500	1,535
	Toyota Motor Corp.	2.760%	7/2/29	400	374
	Toyota Motor Corp.	5.123%	7/13/33	500	509
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	499
	Toyota Motor Credit Corp.	5.200%	5/15/26	750	757
	Toyota Motor Credit Corp.	4.450%	5/18/26	719	720
[7]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,444
	Toyota Motor Credit Corp.	4.550%	8/7/26	300	301
[7]	Toyota Motor Credit Corp.	5.000%	8/14/26	500	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	5.400%	11/20/26	700	712
	Toyota Motor Credit Corp.	4.600%	1/8/27	1,200	1,206
[7]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	834
[7]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	288
[7]	Toyota Motor Credit Corp.	5.000%	3/19/27	500	506
[7]	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	976
[7]	Toyota Motor Credit Corp.	1.150%	8/13/27	1,350	1,255
[7]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	879
[7]	Toyota Motor Credit Corp.	4.350%	10/8/27	650	650
	Toyota Motor Credit Corp.	5.450%	11/10/27	700	720
[7]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	821
	Toyota Motor Credit Corp.	4.625%	1/12/28	650	654
[7]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	604
[7]	Toyota Motor Credit Corp.	5.250%	9/11/28	600	616
[7]	Toyota Motor Credit Corp.	4.650%	1/5/29	650	653
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,407
	Toyota Motor Credit Corp.	5.050%	5/16/29	500	509
[7]	Toyota Motor Credit Corp.	4.450%	6/29/29	750	748
	Toyota Motor Credit Corp.	4.550%	8/9/29	300	300
	Toyota Motor Credit Corp.	4.950%	1/9/30	1,000	1,015
[7]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	558
[7]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,319
[7]	Toyota Motor Credit Corp.	4.550%	5/17/30	904	900
	Toyota Motor Credit Corp.	5.550%	11/20/30	700	728
	Toyota Motor Credit Corp.	5.100%	3/21/31	500	508
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	842
[7]	Toyota Motor Credit Corp.	4.600%	10/10/31	725	717
[7]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	137
[7]	Toyota Motor Credit Corp.	4.800%	1/5/34	650	640
	Toyota Motor Credit Corp.	5.350%	1/9/35	700	710
	Tractor Supply Co.	1.750%	11/1/30	400	340
	Tractor Supply Co.	5.250%	5/15/33	500	504
[7]	Trustees of Boston College	3.129%	7/1/52	300	207
[7]	Trustees of Columbia University in the City of New York	4.355%	10/1/35	500	477
	Trustees of Princeton University	5.700%	3/1/39	620	661
[7]	Trustees of Princeton University	2.516%	7/1/50	565	355
	Trustees of Princeton University	4.201%	3/1/52	300	254
[7]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	194
	Trustees of the University of Pennsylvania	4.674%	9/1/12	450	383
[7]	University of Chicago	2.547%	4/1/50	800	520
[7]	University of Chicago	4.003%	10/1/53	390	314
[7]	University of Miami	4.063%	4/1/52	500	395
[7]	University of Notre Dame du Lac	3.438%	2/15/45	890	693
[7]	University of Notre Dame du Lac	3.394%	2/15/48	325	244
[7]	University of Southern California	3.028%	10/1/39	525	420
[7]	University of Southern California	3.841%	10/1/47	500	403
[7]	University of Southern California	2.945%	10/1/51	625	410
	University of Southern California	4.976%	10/1/53	200	187
	University of Southern California	5.250%	10/1/11	275	257
[7]	University of Southern California	3.226%	10/1/20	300	173
[7]	Washington University	3.524%	4/15/54	500	370
	Washington University	4.349%	4/15/22	350	273
	Whirlpool Corp.	4.750%	2/26/29	600	591
	Whirlpool Corp.	5.500%	3/1/33	250	245
	Whirlpool Corp.	5.750%	3/1/34	200	195
	Whirlpool Corp.	4.500%	6/1/46	887	664
	Whirlpool Corp.	4.600%	5/15/50	200	149
[7]	William Marsh Rice University	3.574%	5/15/45	715	577
[7]	Yale University	1.482%	4/15/30	325	283
[7]	Yale University	2.402%	4/15/50	500	301
					372,119
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	461
	Altria Group Inc.	2.625%	9/16/26	350	340
	Altria Group Inc.	4.875%	2/4/28	500	503
	Altria Group Inc.	4.800%	2/14/29	1,525	1,528
	Altria Group Inc.	3.400%	5/6/30	775	724
	Altria Group Inc.	2.450%	2/4/32	1,000	843
	Altria Group Inc.	5.625%	2/6/35	425	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	5.800%	2/14/39	1,625	1,628
	Altria Group Inc.	3.400%	2/4/41	1,100	806
	Altria Group Inc.	4.250%	8/9/42	710	569
	Altria Group Inc.	4.500%	5/2/43	675	556
	Altria Group Inc.	5.375%	1/31/44	1,525	1,455
	Altria Group Inc.	3.875%	9/16/46	400	292
	Altria Group Inc.	5.950%	2/14/49	1,620	1,595
	Altria Group Inc.	4.450%	5/6/50	1,010	787
	Altria Group Inc.	3.700%	2/4/51	1,000	688
	Altria Group Inc.	6.200%	2/14/59	416	415
	Altria Group Inc.	4.000%	2/4/61	500	348
[7]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	4,820	4,648
[7]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	11,740	10,825
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	822
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,084
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,175	2,162
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,606
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,526
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	750	754
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	936
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,280	2,314
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,563
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	937	800
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,650	2,651
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	850	875
	Archer-Daniels-Midland Co.	2.500%	8/11/26	899	877
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	635
	Archer-Daniels-Midland Co.	2.900%	3/1/32	583	517
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	300
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	229
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	448
	Archer-Daniels-Midland Co.	2.700%	9/15/51	500	304
	Avery Dennison Corp.	4.875%	12/6/28	300	302
	Avery Dennison Corp.	2.650%	4/30/30	750	680
	Avery Dennison Corp.	5.750%	3/15/33	500	511
	BAT Capital Corp.	4.700%	4/2/27	2,750	2,753
	BAT Capital Corp.	3.557%	8/15/27	929	907
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,332
	BAT Capital Corp.	3.462%	9/6/29	425	402
	BAT Capital Corp.	6.343%	8/2/30	650	691
	BAT Capital Corp.	5.834%	2/20/31	750	779
	BAT Capital Corp.	2.726%	3/25/31	1,750	1,549
	BAT Capital Corp.	4.742%	3/16/32	1,000	974
	BAT Capital Corp.	5.350%	8/15/32	853	857
	BAT Capital Corp.	7.750%	10/19/32	2,000	2,291
	BAT Capital Corp.	6.421%	8/2/33	650	693
	BAT Capital Corp.	6.000%	2/20/34	763	793
	BAT Capital Corp.	5.625%	8/15/35	920	924
	BAT Capital Corp.	4.390%	8/15/37	1,775	1,557
	BAT Capital Corp.	7.079%	8/2/43	350	382
	BAT Capital Corp.	4.540%	8/15/47	758	606
	BAT Capital Corp.	5.282%	4/2/50	1,725	1,518
	BAT Capital Corp.	5.650%	3/16/52	1,000	922
	BAT Capital Corp.	7.081%	8/2/53	900	989
	BAT Capital Corp.	6.250%	8/15/55	717	715
	BAT International Finance plc	4.448%	3/16/28	1,000	995
	BAT International Finance plc	5.931%	2/2/29	850	885
	Brown-Forman Corp.	4.750%	4/15/33	500	493
	Brown-Forman Corp.	4.500%	7/15/45	395	341
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,271
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	491
	Bunge Ltd. Finance Corp.	4.100%	1/7/28	301	298
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	886
	Bunge Ltd. Finance Corp.	4.650%	9/17/34	1,200	1,160
	Campbell's Co.	4.150%	3/15/28	625	618
	Campbell's Co.	5.200%	3/21/29	500	508
	Campbell's Co.	2.375%	4/24/30	400	357
	Campbell's Co.	5.400%	3/21/34	500	504
	Campbell's Co.	4.750%	3/23/35	1,025	983
	Campbell's Co.	4.800%	3/15/48	550	481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Campbell's Co.	3.125%	4/24/50	525	344
	Campbell's Co.	5.250%	10/13/54	250	227
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	341
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	254
	Church & Dwight Co. Inc.	5.000%	6/15/52	500	453
	Clorox Co.	3.100%	10/1/27	650	630
	Clorox Co.	3.900%	5/15/28	400	394
	Clorox Co.	1.800%	5/15/30	1,100	958
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,233
	Coca-Cola Co.	2.900%	5/25/27	2,088	2,038
	Coca-Cola Co.	1.450%	6/1/27	100	95
	Coca-Cola Co.	1.500%	3/5/28	500	465
	Coca-Cola Co.	1.000%	3/15/28	2,321	2,123
	Coca-Cola Co.	2.125%	9/6/29	2,300	2,105
	Coca-Cola Co.	3.450%	3/25/30	900	864
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,854
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,053
	Coca-Cola Co.	2.250%	1/5/32	1,000	873
	Coca-Cola Co.	5.000%	5/13/34	250	255
	Coca-Cola Co.	4.650%	8/14/34	922	916
	Coca-Cola Co.	4.125%	3/25/40	350	314
	Coca-Cola Co.	2.500%	6/1/40	1,300	934
	Coca-Cola Co.	4.200%	3/25/50	525	442
	Coca-Cola Co.	2.600%	6/1/50	1,550	955
	Coca-Cola Co.	3.000%	3/5/51	1,000	667
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,330
	Coca-Cola Co.	5.300%	5/13/54	925	905
	Coca-Cola Co.	5.200%	1/14/55	1,125	1,084
	Coca-Cola Co.	2.750%	6/1/60	200	119
	Coca-Cola Co.	5.400%	5/13/64	1,300	1,271
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	575	588
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	253	259
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	551
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	407
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	631
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	979
	Colgate-Palmolive Co.	4.600%	3/1/28	500	509
	Colgate-Palmolive Co.	3.250%	8/15/32	500	459
	Colgate-Palmolive Co.	4.600%	3/1/33	1,250	1,253
[7]	Colgate-Palmolive Co.	4.000%	8/15/45	550	464
	Conagra Brands Inc.	1.375%	11/1/27	2,800	2,575
	Conagra Brands Inc.	7.000%	10/1/28	325	348
	Conagra Brands Inc.	8.250%	9/15/30	250	287
	Conagra Brands Inc.	5.300%	11/1/38	700	665
	Conagra Brands Inc.	5.400%	11/1/48	400	363
	Constellation Brands Inc.	3.700%	12/6/26	2,919	2,877
	Constellation Brands Inc.	3.500%	5/9/27	450	440
	Constellation Brands Inc.	3.600%	2/15/28	1,700	1,652
	Constellation Brands Inc.	4.650%	11/15/28	250	250
	Constellation Brands Inc.	4.800%	1/15/29	500	501
	Constellation Brands Inc.	3.150%	8/1/29	625	583
	Constellation Brands Inc.	2.875%	5/1/30	1,275	1,157
	Constellation Brands Inc.	2.250%	8/1/31	700	594
	Constellation Brands Inc.	4.500%	5/9/47	408	335
	Constellation Brands Inc.	4.100%	2/15/48	275	213
	Constellation Brands Inc.	5.250%	11/15/48	1,075	980
	Constellation Brands Inc.	3.750%	5/1/50	275	198
	Costco Wholesale Corp.	3.000%	5/18/27	600	588
	Costco Wholesale Corp.	1.375%	6/20/27	3,220	3,034
	Costco Wholesale Corp.	1.600%	4/20/30	1,000	877
	Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,650
	Delhaize America LLC	9.000%	4/15/31	475	564
	Diageo Capital plc	5.300%	10/24/27	1,000	1,022
	Diageo Capital plc	2.375%	10/24/29	800	731
	Diageo Capital plc	2.000%	4/29/30	1,000	883
	Diageo Capital plc	2.125%	4/29/32	675	564
	Diageo Capital plc	5.500%	1/24/33	300	309
	Diageo Capital plc	5.875%	9/30/36	250	267
	Diageo Capital plc	3.875%	4/29/43	1,798	1,442
	Diageo Investment Corp.	7.450%	4/15/35	325	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar General Corp.	3.875%	4/15/27	550	543
	Dollar General Corp.	4.625%	11/1/27	500	501
	Dollar General Corp.	4.125%	5/1/28	400	394
	Dollar General Corp.	5.200%	7/5/28	600	609
	Dollar General Corp.	5.000%	11/1/32	700	686
	Dollar General Corp.	4.125%	4/3/50	860	643
	Dollar Tree Inc.	4.200%	5/15/28	594	583
	Dollar Tree Inc.	3.375%	12/1/51	500	318
	Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	2,014
	Estee Lauder Cos. Inc.	4.375%	5/15/28	500	499
	Estee Lauder Cos. Inc.	2.375%	12/1/29	525	475
	Estee Lauder Cos. Inc.	2.600%	4/15/30	600	542
	Estee Lauder Cos. Inc.	1.950%	3/15/31	500	426
	Estee Lauder Cos. Inc.	4.650%	5/15/33	500	486
	Estee Lauder Cos. Inc.	5.000%	2/14/34	550	545
	Estee Lauder Cos. Inc.	6.000%	5/15/37	150	159
	Estee Lauder Cos. Inc.	4.375%	6/15/45	375	310
	Estee Lauder Cos. Inc.	4.150%	3/15/47	375	294
	Estee Lauder Cos. Inc.	3.125%	12/1/49	575	370
	Flowers Foods Inc.	3.500%	10/1/26	350	344
	Flowers Foods Inc.	2.400%	3/15/31	1,000	860
	General Mills Inc.	4.700%	1/30/27	500	502
	General Mills Inc.	4.200%	4/17/28	1,175	1,163
	General Mills Inc.	5.500%	10/17/28	900	927
	General Mills Inc.	4.875%	1/30/30	625	628
	General Mills Inc.	2.875%	4/15/30	550	504
	General Mills Inc.	2.250%	10/14/31	750	641
	General Mills Inc.	4.950%	3/29/33	850	841
	General Mills Inc.	5.250%	1/30/35	550	550
	General Mills Inc.	5.400%	6/15/40	350	344
	General Mills Inc.	3.000%	2/1/51	598	382
	Haleon US Capital LLC	3.375%	3/24/27	2,500	2,451
	Haleon US Capital LLC	3.375%	3/24/29	850	812
	Haleon US Capital LLC	3.625%	3/24/32	3,000	2,759
	Haleon US Capital LLC	4.000%	3/24/52	425	328
	Hershey Co.	4.550%	2/24/28	196	198
	Hershey Co.	4.250%	5/4/28	500	501
	Hershey Co.	4.500%	5/4/33	500	489
	Hershey Co.	3.125%	11/15/49	275	187
	Hormel Foods Corp.	4.800%	3/30/27	500	505
	Hormel Foods Corp.	1.700%	6/3/28	500	461
	Hormel Foods Corp.	1.800%	6/11/30	775	676
	Hormel Foods Corp.	3.050%	6/3/51	750	494
	Ingredion Inc.	3.200%	10/1/26	400	392
	Ingredion Inc.	2.900%	6/1/30	600	550
	J M Smucker Co.	3.375%	12/15/27	300	292
	J M Smucker Co.	5.900%	11/15/28	301	315
	J M Smucker Co.	2.375%	3/15/30	350	314
	J M Smucker Co.	2.125%	3/15/32	362	301
	J M Smucker Co.	6.200%	11/15/33	1,100	1,171
	J M Smucker Co.	4.250%	3/15/35	400	370
	J M Smucker Co.	6.500%	11/15/43	600	644
	J M Smucker Co.	4.375%	3/15/45	100	83
	J M Smucker Co.	6.500%	11/15/53	800	865
	JBS USA Holding Lux Sarl	2.500%	1/15/27	825	793
	JBS USA Holding Lux Sarl	5.125%	2/1/28	500	505
	JBS USA Holding Lux Sarl	5.750%	4/1/33	1,402	1,426
	JBS USA Holding Lux Sarl	6.750%	3/15/34	2,330	2,518
	JBS USA Holding Lux Sarl	4.375%	2/2/52	2,600	2,014
	JBS USA Holding Lux Sarl	6.500%	12/1/52	1,650	1,717
	JBS USA Holding Lux Sarl	7.250%	11/15/53	578	653
[12]	JBS USA LUX Sarl	5.950%	4/20/35	865	889
[12]	JBS USA LUX Sarl	6.375%	2/25/55	225	232
	Kellanova	3.250%	4/1/26	950	939
	Kellanova	3.400%	11/15/27	950	926
	Kellanova	4.300%	5/15/28	425	423
	Kellanova	2.100%	6/1/30	500	443
[7]	Kellanova	7.450%	4/1/31	500	566
	Kellanova	5.750%	5/16/54	400	402
	Kenvue Inc.	5.050%	3/22/28	1,800	1,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kenvue Inc.	5.000%	3/22/30	1,650	1,683
	Kenvue Inc.	4.900%	3/22/33	1,500	1,502
	Kenvue Inc.	5.100%	3/22/43	500	481
	Kenvue Inc.	5.050%	3/22/53	850	796
	Kenvue Inc.	5.200%	3/22/63	650	605
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	317
[7]	Keurig Dr Pepper Inc.	5.100%	3/15/27	500	505
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	367
	Keurig Dr Pepper Inc.	5.050%	3/15/29	500	507
	Keurig Dr Pepper Inc.	3.950%	4/15/29	850	827
	Keurig Dr Pepper Inc.	3.200%	5/1/30	612	569
[7]	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	434
[7]	Keurig Dr Pepper Inc.	5.200%	3/15/31	425	433
	Keurig Dr Pepper Inc.	4.050%	4/15/32	700	665
	Keurig Dr Pepper Inc.	5.300%	3/15/34	550	560
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	846
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	270
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	428
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	337
	Keurig Dr Pepper Inc.	4.500%	4/15/52	975	812
	Kimberly-Clark Corp.	1.050%	9/15/27	600	556
	Kimberly-Clark Corp.	3.950%	11/1/28	100	99
	Kimberly-Clark Corp.	3.200%	4/25/29	575	552
	Kimberly-Clark Corp.	3.100%	3/26/30	560	525
	Kimberly-Clark Corp.	2.000%	11/2/31	500	431
	Kimberly-Clark Corp.	6.625%	8/1/37	200	230
	Kimberly-Clark Corp.	5.300%	3/1/41	700	701
	Kimberly-Clark Corp.	3.200%	7/30/46	325	231
	Kimberly-Clark Corp.	3.900%	5/4/47	550	440
	Kimberly-Clark Corp.	2.875%	2/7/50	415	274
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	155
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,817
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,185
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	718
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	970
	Kraft Heinz Foods Co.	5.400%	3/15/35	425	428
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	444
	Kraft Heinz Foods Co.	5.000%	6/4/42	750	682
	Kraft Heinz Foods Co.	5.200%	7/15/45	1,700	1,558
	Kraft Heinz Foods Co.	4.375%	6/1/46	2,425	1,983
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,200	1,039
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	944
	Kroger Co.	2.650%	10/15/26	500	486
	Kroger Co.	4.500%	1/15/29	500	498
[7]	Kroger Co.	7.700%	6/1/29	200	221
	Kroger Co.	8.000%	9/15/29	750	844
	Kroger Co.	2.200%	5/1/30	1,250	1,108
	Kroger Co.	1.700%	1/15/31	700	589
	Kroger Co.	5.000%	9/15/34	1,850	1,809
	Kroger Co.	6.900%	4/15/38	300	337
	Kroger Co.	5.400%	7/15/40	250	246
	Kroger Co.	5.000%	4/15/42	650	604
	Kroger Co.	5.150%	8/1/43	350	326
	Kroger Co.	4.450%	2/1/47	679	563
	Kroger Co.	4.650%	1/15/48	425	362
	Kroger Co.	5.400%	1/15/49	550	518
	Kroger Co.	3.950%	1/15/50	625	473
	Kroger Co.	5.500%	9/15/54	2,072	1,955
	Kroger Co.	5.650%	9/15/64	1,251	1,180
	McCormick & Co. Inc.	3.400%	8/15/27	700	684
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,065
	McCormick & Co. Inc.	1.850%	2/15/31	500	423
	McCormick & Co. Inc.	4.700%	10/15/34	300	287
	McCormick & Co. Inc.	4.200%	8/15/47	75	62
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	674
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	660
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,619
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,057
	Molson Coors Beverage Co.	4.200%	7/15/46	1,535	1,234
	Mondelez International Inc.	2.625%	3/17/27	700	676

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mondelez International Inc.	4.125%	5/7/28	700	694
Mondelez International Inc.	4.750%	2/20/29	475	481
Mondelez International Inc.	2.750%	4/13/30	896	818
Mondelez International Inc.	1.500%	2/4/31	1,250	1,047
Mondelez International Inc.	3.000%	3/17/32	250	222
Mondelez International Inc.	1.875%	10/15/32	500	411
Mondelez International Inc.	4.750%	8/28/34	425	416
Mondelez International Inc.	2.625%	9/4/50	1,000	593
PepsiCo Inc.	5.125%	11/10/26	500	507
PepsiCo Inc.	4.400%	2/7/27	550	553
PepsiCo Inc.	2.625%	3/19/27	375	365
PepsiCo Inc.	3.000%	10/15/27	1,225	1,191
PepsiCo Inc.	4.450%	2/7/28	550	553
PepsiCo Inc.	4.450%	5/15/28	2,625	2,644
PepsiCo Inc.	2.750%	3/19/30	1,225	1,132
PepsiCo Inc.	1.625%	5/1/30	1,725	1,504
PepsiCo Inc.	1.400%	2/25/31	750	630
PepsiCo Inc.	5.000%	2/7/35	950	959
PepsiCo Inc.	3.500%	3/19/40	1,325	1,095
PepsiCo Inc.	2.625%	10/21/41	1,000	705
PepsiCo Inc.	4.000%	3/5/42	541	459
PepsiCo Inc.	3.600%	8/13/42	725	579
PepsiCo Inc.	4.250%	10/22/44	475	412
PepsiCo Inc.	4.450%	4/14/46	1,650	1,451
PepsiCo Inc.	3.450%	10/6/46	1,675	1,256
PepsiCo Inc.	3.375%	7/29/49	850	615
PepsiCo Inc.	2.875%	10/15/49	875	576
PepsiCo Inc.	3.625%	3/19/50	785	591
PepsiCo Inc.	2.750%	10/21/51	500	314
PepsiCo Inc.	3.875%	3/19/60	300	228
Philip Morris International Inc.	0.875%	5/1/26	500	482
Philip Morris International Inc.	4.750%	2/12/27	700	705
Philip Morris International Inc.	3.125%	8/17/27	1,175	1,146
Philip Morris International Inc.	4.375%	11/1/27	325	325
Philip Morris International Inc.	5.125%	11/17/27	1,375	1,398
Philip Morris International Inc.	4.875%	2/15/28	1,000	1,013
Philip Morris International Inc.	3.125%	3/2/28	400	386
Philip Morris International Inc.	4.875%	2/13/29	850	859
Philip Morris International Inc.	3.375%	8/15/29	600	572
Philip Morris International Inc.	4.625%	11/1/29	625	626
Philip Morris International Inc.	5.625%	11/17/29	1,125	1,173
Philip Morris International Inc.	5.125%	2/15/30	1,500	1,530
Philip Morris International Inc.	2.100%	5/1/30	1,575	1,394
Philip Morris International Inc.	5.500%	9/7/30	173	180
Philip Morris International Inc.	1.750%	11/1/30	800	686
Philip Morris International Inc.	5.125%	2/13/31	1,750	1,779
Philip Morris International Inc.	4.750%	11/1/31	625	623
Philip Morris International Inc.	5.750%	11/17/32	1,960	2,051
Philip Morris International Inc.	5.375%	2/15/33	1,900	1,937
Philip Morris International Inc.	5.625%	9/7/33	235	243
Philip Morris International Inc.	5.250%	2/13/34	1,500	1,514
Philip Morris International Inc.	4.900%	11/1/34	200	196
Philip Morris International Inc.	6.375%	5/16/38	575	630
Philip Morris International Inc.	4.375%	11/15/41	1,175	1,012
Philip Morris International Inc.	4.500%	3/20/42	550	482
Philip Morris International Inc.	3.875%	8/21/42	75	60
Philip Morris International Inc.	4.125%	3/4/43	3,075	2,533
Philip Morris International Inc.	4.875%	11/15/43	530	482
Philip Morris International Inc.	4.250%	11/10/44	2,000	1,672
Pilgrim's Pride Corp.	3.500%	3/1/32	1,000	881
Pilgrim's Pride Corp.	6.250%	7/1/33	1,400	1,451
Procter & Gamble Co.	2.450%	11/3/26	800	780
Procter & Gamble Co.	2.800%	3/25/27	4,000	3,906
Procter & Gamble Co.	3.950%	1/26/28	2,200	2,199
Procter & Gamble Co.	4.350%	1/29/29	500	504
Procter & Gamble Co.	3.000%	3/25/30	2,055	1,934
Procter & Gamble Co.	1.200%	10/29/30	625	530
Procter & Gamble Co.	4.550%	1/29/34	2,500	2,486
Procter & Gamble Co.	5.550%	3/5/37	625	664
Procter & Gamble Co.	3.550%	3/25/40	1,294	1,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Procter & Gamble Co.	3.600%	3/25/50	300	229
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,081
	Reynolds American Inc.	7.250%	6/15/37	325	361
[7]	Reynolds American Inc.	8.125%	5/1/40	400	471
[7]	Reynolds American Inc.	7.000%	8/4/41	150	160
	Reynolds American Inc.	6.150%	9/15/43	400	399
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,891
	Sysco Corp.	3.300%	7/15/26	975	960
	Sysco Corp.	3.250%	7/15/27	925	900
	Sysco Corp.	5.750%	1/17/29	500	519
	Sysco Corp.	5.950%	4/1/30	564	591
	Sysco Corp.	2.450%	12/14/31	500	430
	Sysco Corp.	6.000%	1/17/34	1,150	1,220
	Sysco Corp.	5.400%	3/23/35	475	478
	Sysco Corp.	6.600%	4/1/40	735	803
	Sysco Corp.	4.850%	10/1/45	125	111
	Sysco Corp.	4.500%	4/1/46	408	340
	Sysco Corp.	4.450%	3/15/48	408	334
	Sysco Corp.	3.300%	2/15/50	425	284
	Sysco Corp.	6.600%	4/1/50	950	1,031
	Sysco Corp.	3.150%	12/14/51	600	385
	Target Corp.	2.500%	4/15/26	345	339
	Target Corp.	1.950%	1/15/27	600	578
	Target Corp.	3.375%	4/15/29	850	820
	Target Corp.	2.650%	9/15/30	1,750	1,591
	Target Corp.	4.500%	9/15/32	386	379
	Target Corp.	4.400%	1/15/33	1,500	1,456
	Target Corp.	4.500%	9/15/34	150	144
	Target Corp.	5.000%	4/15/35	752	750
	Target Corp.	6.500%	10/15/37	450	504
	Target Corp.	7.000%	1/15/38	300	350
	Target Corp.	4.000%	7/1/42	1,500	1,270
	Target Corp.	3.625%	4/15/46	1,000	761
	Target Corp.	2.950%	1/15/52	700	450
	Target Corp.	4.800%	1/15/53	350	315
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,103
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,127
	Tyson Foods Inc.	5.700%	3/15/34	1,150	1,177
	Tyson Foods Inc.	5.150%	8/15/44	550	506
	Tyson Foods Inc.	5.100%	9/28/48	1,800	1,621
	Unilever Capital Corp.	2.000%	7/28/26	550	535
	Unilever Capital Corp.	2.900%	5/5/27	200	195
	Unilever Capital Corp.	4.250%	8/12/27	450	451
	Unilever Capital Corp.	4.875%	9/8/28	500	511
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,436
	Unilever Capital Corp.	1.375%	9/14/30	500	426
	Unilever Capital Corp.	1.750%	8/12/31	500	425
	Unilever Capital Corp.	5.900%	11/15/32	800	864
	Unilever Capital Corp.	5.000%	12/8/33	500	507
	Unilever Capital Corp.	4.625%	8/12/34	850	836
[7]	Unilever Capital Corp.	2.625%	8/12/51	500	307
	Walmart Inc.	1.050%	9/17/26	463	443
	Walmart Inc.	5.875%	4/5/27	4,550	4,731
	Walmart Inc.	3.900%	4/15/28	600	597
	Walmart Inc.	3.700%	6/26/28	1,000	989
	Walmart Inc.	1.500%	9/22/28	1,175	1,076
	Walmart Inc.	3.250%	7/8/29	1,633	1,575
	Walmart Inc.	2.375%	9/24/29	675	625
	Walmart Inc.	4.000%	4/15/30	250	248
	Walmart Inc.	1.800%	9/22/31	462	396
	Walmart Inc.	4.150%	9/9/32	1,000	977
	Walmart Inc.	4.100%	4/15/33	1,000	968
	Walmart Inc.	5.250%	9/1/35	1,620	1,694
	Walmart Inc.	6.200%	4/15/38	570	638
	Walmart Inc.	3.950%	6/28/38	2,175	1,978
	Walmart Inc.	5.625%	4/1/40	312	331
	Walmart Inc.	5.000%	10/25/40	235	234
	Walmart Inc.	4.000%	4/11/43	1,920	1,651
	Walmart Inc.	3.625%	12/15/47	1,300	1,003
	Walmart Inc.	4.050%	6/29/48	1,256	1,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.950%	9/24/49	720	488
	Walmart Inc.	2.650%	9/22/51	900	562
	Walmart Inc.	4.500%	9/9/52	800	705
	Walmart Inc.	4.500%	4/15/53	500	442
					373,383
Energy (0.7%)
	Apache Corp.	4.375%	10/15/28	193	187
	Apache Corp.	4.250%	1/15/30	816	783
	Apache Corp.	6.000%	1/15/37	80	78
	Apache Corp.	5.100%	9/1/40	1,076	934
	Apache Corp.	5.350%	7/1/49	313	258
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	482
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	1,026
	Baker Hughes Holdings LLC	3.138%	11/7/29	450	423
	Boardwalk Pipelines LP	5.950%	6/1/26	425	430
	Boardwalk Pipelines LP	4.800%	5/3/29	100	100
	Boardwalk Pipelines LP	3.600%	9/1/32	500	446
	Boardwalk Pipelines LP	5.625%	8/1/34	945	950
[7]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,762
[7]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,759
	BP Capital Markets America Inc.	5.017%	11/17/27	1,125	1,143
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,770
	BP Capital Markets America Inc.	4.234%	11/6/28	1,670	1,655
	BP Capital Markets America Inc.	4.970%	10/17/29	625	636
	BP Capital Markets America Inc.	4.868%	11/25/29	1,000	1,015
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,480
	BP Capital Markets America Inc.	1.749%	8/10/30	900	777
	BP Capital Markets America Inc.	2.721%	1/12/32	900	790
	BP Capital Markets America Inc.	4.812%	2/13/33	1,900	1,869
	BP Capital Markets America Inc.	4.893%	9/11/33	2,348	2,314
	BP Capital Markets America Inc.	4.989%	4/10/34	870	861
	BP Capital Markets America Inc.	5.227%	11/17/34	1,625	1,633
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	734
	BP Capital Markets America Inc.	3.000%	2/24/50	1,680	1,084
	BP Capital Markets America Inc.	2.772%	11/10/50	1,200	735
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,196
	BP Capital Markets America Inc.	3.001%	3/17/52	1,000	633
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,225
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,083
	BP Capital Markets plc	3.723%	11/28/28	685	668
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,968
[12]	Canadian Natural Resources Ltd.	5.000%	12/15/29	175	175
	Canadian Natural Resources Ltd.	2.950%	7/15/30	500	451
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	523
	Canadian Natural Resources Ltd.	6.450%	6/30/33	300	318
[12]	Canadian Natural Resources Ltd.	5.400%	12/15/34	200	198
	Canadian Natural Resources Ltd.	5.850%	2/1/35	400	405
	Canadian Natural Resources Ltd.	6.500%	2/15/37	350	368
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,038
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	352
[7]	Canadian Natural Resources Ltd.	4.950%	6/1/47	395	340
	Cenovus Energy Inc.	4.250%	4/15/27	350	347
	Cenovus Energy Inc.	2.650%	1/15/32	450	380
	Cenovus Energy Inc.	5.250%	6/15/37	282	272
	Cenovus Energy Inc.	6.750%	11/15/39	195	210
	Cenovus Energy Inc.	5.400%	6/15/47	827	736
	Cenovus Energy Inc.	3.750%	2/15/52	700	479
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,050	1,058
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	3,740	3,569
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	481
	Cheniere Energy Inc.	4.625%	10/15/28	1,193	1,180
	Cheniere Energy Inc.	5.650%	4/15/34	1,265	1,279
	Cheniere Energy Partners LP	4.500%	10/1/29	1,300	1,267
	Cheniere Energy Partners LP	4.000%	3/1/31	2,754	2,580
	Cheniere Energy Partners LP	3.250%	1/31/32	1,500	1,319
	Cheniere Energy Partners LP	5.950%	6/30/33	1,100	1,130
	Chevron Corp.	2.954%	5/16/26	2,100	2,071
	Chevron Corp.	1.995%	5/11/27	500	478
	Chevron Corp.	2.236%	5/11/30	2,200	1,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chevron USA Inc.	4.405%	2/26/27	130	131
	Chevron USA Inc.	1.018%	8/12/27	500	465
	Chevron USA Inc.	3.850%	1/15/28	2,250	2,237
	Chevron USA Inc.	4.475%	2/26/28	375	378
	Chevron USA Inc.	4.687%	4/15/30	445	449
	Chevron USA Inc.	4.819%	4/15/32	485	488
	Chevron USA Inc.	4.980%	4/15/35	230	231
	Chevron USA Inc.	2.343%	8/12/50	500	289
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	970	885
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	458
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	197
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,125
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	552
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,075	1,256
	Columbia Pipeline Group Inc.	5.800%	6/1/45	422	412
	ConocoPhillips	5.900%	10/15/32	400	427
	ConocoPhillips	5.900%	5/15/38	1,255	1,322
	ConocoPhillips	6.500%	2/1/39	1,175	1,302
	ConocoPhillips	4.875%	10/1/47	477	428
	ConocoPhillips Co.	4.700%	1/15/30	1,150	1,157
	ConocoPhillips Co.	4.850%	1/15/32	550	551
	ConocoPhillips Co.	5.000%	1/15/35	2,150	2,128
	ConocoPhillips Co.	3.758%	3/15/42	719	574
	ConocoPhillips Co.	4.300%	11/15/44	750	629
	ConocoPhillips Co.	3.800%	3/15/52	920	679
	ConocoPhillips Co.	5.300%	5/15/53	915	856
	ConocoPhillips Co.	5.550%	3/15/54	1,470	1,424
	ConocoPhillips Co.	5.500%	1/15/55	1,100	1,064
	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,218
	ConocoPhillips Co.	5.700%	9/15/63	500	485
	ConocoPhillips Co.	5.650%	1/15/65	550	530
	Continental Resources Inc.	4.375%	1/15/28	600	588
	Continental Resources Inc.	4.900%	6/1/44	650	527
	Coterra Energy Inc.	3.900%	5/15/27	700	689
	Coterra Energy Inc.	4.375%	3/15/29	600	591
	Coterra Energy Inc.	5.600%	3/15/34	320	322
	Coterra Energy Inc.	5.400%	2/15/35	200	197
	Coterra Energy Inc.	5.900%	2/15/55	835	793
	DCP Midstream Operating LP	5.625%	7/15/27	195	198
	DCP Midstream Operating LP	5.125%	5/15/29	465	468
	DCP Midstream Operating LP	8.125%	8/16/30	250	286
	DCP Midstream Operating LP	3.250%	2/15/32	263	230
	DCP Midstream Operating LP	5.600%	4/1/44	400	372
	Devon Energy Corp.	5.250%	10/15/27	360	361
	Devon Energy Corp.	5.875%	6/15/28	260	261
	Devon Energy Corp.	4.500%	1/15/30	518	509
	Devon Energy Corp.	7.875%	9/30/31	590	672
	Devon Energy Corp.	7.950%	4/15/32	245	280
	Devon Energy Corp.	5.600%	7/15/41	1,050	979
	Devon Energy Corp.	4.750%	5/15/42	630	528
	Diamondback Energy Inc.	3.250%	12/1/26	700	687
	Diamondback Energy Inc.	5.200%	4/18/27	710	719
	Diamondback Energy Inc.	3.500%	12/1/29	650	615
	Diamondback Energy Inc.	5.150%	1/30/30	710	720
	Diamondback Energy Inc.	3.125%	3/24/31	600	543
	Diamondback Energy Inc.	6.250%	3/15/33	1,255	1,326
	Diamondback Energy Inc.	5.400%	4/18/34	1,085	1,083
	Diamondback Energy Inc.	5.550%	4/1/35	882	885
	Diamondback Energy Inc.	4.400%	3/24/51	500	391
	Diamondback Energy Inc.	4.250%	3/15/52	700	531
	Diamondback Energy Inc.	6.250%	3/15/53	550	551
	Diamondback Energy Inc.	5.750%	4/18/54	1,255	1,182
	Diamondback Energy Inc.	5.900%	4/18/64	1,535	1,441
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	200	206
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	400	385
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	325	339
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	930
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	290
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	341
[7]	Enbridge Energy Partners LP	7.500%	4/15/38	300	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Energy Partners LP	5.500%	9/15/40	575	554
	Enbridge Energy Partners LP	7.375%	10/15/45	800	918
	Enbridge Inc.	1.600%	10/4/26	500	478
	Enbridge Inc.	5.900%	11/15/26	604	616
	Enbridge Inc.	4.250%	12/1/26	550	547
	Enbridge Inc.	5.250%	4/5/27	625	633
	Enbridge Inc.	6.000%	11/15/28	605	630
	Enbridge Inc.	5.300%	4/5/29	625	637
	Enbridge Inc.	3.125%	11/15/29	825	768
	Enbridge Inc.	6.200%	11/15/30	605	640
	Enbridge Inc.	5.700%	3/8/33	1,915	1,965
	Enbridge Inc.	2.500%	8/1/33	1,200	981
	Enbridge Inc.	5.625%	4/5/34	750	762
	Enbridge Inc.	4.500%	6/10/44	925	771
	Enbridge Inc.	5.500%	12/1/46	650	627
	Enbridge Inc.	4.000%	11/15/49	325	249
	Enbridge Inc.	3.400%	8/1/51	1,000	673
	Enbridge Inc.	6.700%	11/15/53	1,040	1,126
	Enbridge Inc.	5.950%	4/5/54	675	671
	Enbridge Inc.	7.200%	6/27/54	1,790	1,822
	Enbridge Inc.	7.375%	3/15/55	350	360
	Energy Transfer LP	4.400%	3/15/27	800	797
[7]	Energy Transfer LP	5.500%	6/1/27	1,000	1,015
	Energy Transfer LP	5.550%	2/15/28	300	307
	Energy Transfer LP	4.950%	5/15/28	800	806
	Energy Transfer LP	4.950%	6/15/28	1,500	1,510
	Energy Transfer LP	5.250%	4/15/29	1,300	1,316
	Energy Transfer LP	5.250%	7/1/29	311	316
	Energy Transfer LP	4.150%	9/15/29	550	535
	Energy Transfer LP	5.200%	4/1/30	100	101
	Energy Transfer LP	3.750%	5/15/30	1,775	1,679
	Energy Transfer LP	6.400%	12/1/30	300	320
	Energy Transfer LP	5.750%	2/15/33	1,150	1,177
	Energy Transfer LP	6.550%	12/1/33	2,130	2,278
	Energy Transfer LP	5.550%	5/15/34	1,500	1,499
	Energy Transfer LP	5.600%	9/1/34	999	1,001
	Energy Transfer LP	4.900%	3/15/35	250	237
	Energy Transfer LP	5.700%	4/1/35	429	432
	Energy Transfer LP	6.625%	10/15/36	350	376
[7]	Energy Transfer LP	5.800%	6/15/38	1,080	1,073
	Energy Transfer LP	7.500%	7/1/38	800	912
	Energy Transfer LP	6.050%	6/1/41	875	863
	Energy Transfer LP	6.500%	2/1/42	300	310
	Energy Transfer LP	5.150%	2/1/43	425	377
	Energy Transfer LP	5.300%	4/1/44	950	852
	Energy Transfer LP	5.000%	5/15/44	450	389
	Energy Transfer LP	5.150%	3/15/45	500	437
	Energy Transfer LP	5.350%	5/15/45	725	651
	Energy Transfer LP	6.125%	12/15/45	1,050	1,032
	Energy Transfer LP	5.300%	4/15/47	1,705	1,510
	Energy Transfer LP	5.400%	10/1/47	565	506
	Energy Transfer LP	6.000%	6/15/48	1,350	1,303
	Energy Transfer LP	6.250%	4/15/49	1,200	1,190
	Energy Transfer LP	5.000%	5/15/50	1,900	1,599
	Energy Transfer LP	5.950%	5/15/54	2,245	2,146
	Energy Transfer LP	6.050%	9/1/54	2,192	2,130
	Energy Transfer LP	6.200%	4/1/55	949	941
	Enterprise Products Operating LLC	3.125%	7/31/29	1,550	1,468
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,132
	Enterprise Products Operating LLC	5.350%	1/31/33	880	902
[7]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,538
	Enterprise Products Operating LLC	4.850%	1/31/34	550	541
	Enterprise Products Operating LLC	4.950%	2/15/35	1,410	1,391
	Enterprise Products Operating LLC	7.550%	4/15/38	300	358
	Enterprise Products Operating LLC	6.450%	9/1/40	520	570
	Enterprise Products Operating LLC	5.950%	2/1/41	220	228
	Enterprise Products Operating LLC	5.700%	2/15/42	345	349
	Enterprise Products Operating LLC	4.850%	8/15/42	850	774
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	862
	Enterprise Products Operating LLC	4.850%	3/15/44	1,110	1,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	5.100%	2/15/45	982	912
	Enterprise Products Operating LLC	4.900%	5/15/46	500	451
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,254
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	875
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	874
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	727
	Enterprise Products Operating LLC	3.200%	2/15/52	500	329
	Enterprise Products Operating LLC	3.300%	2/15/53	950	633
	Enterprise Products Operating LLC	4.950%	10/15/54	300	263
	Enterprise Products Operating LLC	5.550%	2/16/55	1,250	1,214
	Enterprise Products Operating LLC	3.950%	1/31/60	1,100	801
[7]	Enterprise Products Operating LLC	5.250%	8/16/77	400	393
[7]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,199
	EOG Resources Inc.	3.900%	4/1/35	560	510
	EOG Resources Inc.	4.950%	4/15/50	700	631
	EOG Resources Inc.	5.650%	12/1/54	800	791
	EQT Corp.	3.900%	10/1/27	672	660
	EQT Corp.	5.700%	4/1/28	550	565
	EQT Corp.	7.000%	2/1/30	1,000	1,079
	EQT Corp.	5.750%	2/1/34	250	255
	Expand Energy Corp.	5.375%	2/1/29	3,740	3,727
	Expand Energy Corp.	5.700%	1/15/35	1,000	1,004
	Exxon Mobil Corp.	2.275%	8/16/26	400	390
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,086
	Exxon Mobil Corp.	3.482%	3/19/30	3,800	3,646
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,702
	Exxon Mobil Corp.	2.995%	8/16/39	815	633
	Exxon Mobil Corp.	4.227%	3/19/40	1,850	1,653
	Exxon Mobil Corp.	3.567%	3/6/45	750	575
	Exxon Mobil Corp.	4.114%	3/1/46	1,840	1,515
	Exxon Mobil Corp.	3.095%	8/16/49	719	488
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	1,926
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	1,860
	Halliburton Co.	4.850%	11/15/35	1,000	959
	Halliburton Co.	6.700%	9/15/38	755	836
	Halliburton Co.	7.450%	9/15/39	1,265	1,489
	Halliburton Co.	4.500%	11/15/41	675	583
	Halliburton Co.	4.750%	8/1/43	725	635
	Halliburton Co.	5.000%	11/15/45	3,284	2,954
[12]	Helmerich & Payne Inc.	4.650%	12/1/27	700	698
[12]	Helmerich & Payne Inc.	4.850%	12/1/29	500	486
	Helmerich & Payne Inc.	2.900%	9/29/31	565	478
[12]	Helmerich & Payne Inc.	5.500%	12/1/34	400	378
	Hess Corp.	4.300%	4/1/27	1,000	995
	Hess Corp.	7.300%	8/15/31	560	634
	Hess Corp.	7.125%	3/15/33	415	469
	Hess Corp.	5.600%	2/15/41	1,750	1,755
	Hess Corp.	5.800%	4/1/47	500	506
	HF Sinclair Corp.	4.500%	10/1/30	400	382
	HF Sinclair Corp.	5.750%	1/15/31	550	557
	HF Sinclair Corp.	6.250%	1/15/35	675	678
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	196
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	307
[7]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	369
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,714
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,358
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	572	486
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	443
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	470
	Kinder Morgan Inc.	1.750%	11/15/26	500	478
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,072
[7]	Kinder Morgan Inc.	7.750%	1/15/32	2,835	3,237
	Kinder Morgan Inc.	4.800%	2/1/33	500	483
	Kinder Morgan Inc.	5.200%	6/1/33	1,300	1,289
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,287
	Kinder Morgan Inc.	5.050%	2/15/46	200	175
	Kinder Morgan Inc.	5.200%	3/1/48	630	561
	Kinder Morgan Inc.	3.250%	8/1/50	500	320
	Kinder Morgan Inc.	3.600%	2/15/51	480	329
	Kinder Morgan Inc.	5.450%	8/1/52	530	484

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,043
Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,124
Marathon Petroleum Corp.	5.150%	3/1/30	515	518
Marathon Petroleum Corp.	5.700%	3/1/35	1,260	1,257
Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,113
Marathon Petroleum Corp.	4.750%	9/15/44	200	168
Marathon Petroleum Corp.	4.500%	4/1/48	650	513
Marathon Petroleum Corp.	5.000%	9/15/54	325	266
MPLX LP	4.250%	12/1/27	1,010	1,001
MPLX LP	4.950%	9/1/32	571	559
MPLX LP	5.000%	3/1/33	1,000	975
MPLX LP	5.400%	4/1/35	351	345
MPLX LP	4.500%	4/15/38	1,575	1,383
MPLX LP	4.700%	4/15/48	1,255	1,027
MPLX LP	5.500%	2/15/49	1,260	1,147
MPLX LP	5.950%	4/1/55	346	333
NOV Inc.	3.600%	12/1/29	500	472
NOV Inc.	3.950%	12/1/42	800	593
Occidental Petroleum Corp.	8.500%	7/15/27	397	421
Occidental Petroleum Corp.	6.375%	9/1/28	448	465
Occidental Petroleum Corp.	5.200%	8/1/29	1,005	1,004
Occidental Petroleum Corp.	8.875%	7/15/30	811	929
Occidental Petroleum Corp.	6.625%	9/1/30	676	711
Occidental Petroleum Corp.	6.125%	1/1/31	926	953
Occidental Petroleum Corp.	7.500%	5/1/31	704	776
Occidental Petroleum Corp.	7.875%	9/15/31	392	441
Occidental Petroleum Corp.	5.375%	1/1/32	840	828
Occidental Petroleum Corp.	5.550%	10/1/34	1,450	1,418
Occidental Petroleum Corp.	6.450%	9/15/36	1,388	1,428
Occidental Petroleum Corp.	7.950%	6/15/39	323	368
Occidental Petroleum Corp.	6.200%	3/15/40	788	780
Occidental Petroleum Corp.	6.600%	3/15/46	905	913
Occidental Petroleum Corp.	4.400%	4/15/46	344	258
Occidental Petroleum Corp.	4.200%	3/15/48	244	174
Occidental Petroleum Corp.	6.050%	10/1/54	835	784
ONEOK Inc.	4.850%	7/15/26	410	411
ONEOK Inc.	5.550%	11/1/26	209	212
ONEOK Inc.	4.000%	7/13/27	1,150	1,136
ONEOK Inc.	4.250%	9/24/27	1,300	1,289
ONEOK Inc.	4.550%	7/15/28	800	797
ONEOK Inc.	5.650%	11/1/28	500	515
ONEOK Inc.	5.375%	6/1/29	415	422
ONEOK Inc.	3.400%	9/1/29	1,810	1,707
ONEOK Inc.	3.100%	3/15/30	1,000	921
ONEOK Inc.	3.250%	6/1/30	500	461
ONEOK Inc.	6.350%	1/15/31	1,000	1,062
ONEOK Inc.	4.750%	10/15/31	600	588
ONEOK Inc.	6.050%	9/1/33	1,400	1,456
ONEOK Inc.	5.650%	9/1/34	3,715	3,748
ONEOK Inc.	5.050%	11/1/34	1,692	1,635
ONEOK Inc.	5.150%	10/15/43	350	315
ONEOK Inc.	5.600%	4/1/44	295	275
ONEOK Inc.	5.050%	4/1/45	370	321
ONEOK Inc.	4.250%	9/15/46	300	232
ONEOK Inc.	5.450%	6/1/47	1,370	1,243
ONEOK Inc.	4.950%	7/13/47	775	661
ONEOK Inc.	4.200%	10/3/47	725	554
ONEOK Inc.	5.200%	7/15/48	650	572
ONEOK Inc.	4.850%	2/1/49	200	166
ONEOK Inc.	4.450%	9/1/49	485	379
ONEOK Inc.	3.950%	3/1/50	625	449
ONEOK Inc.	4.500%	3/15/50	675	531
ONEOK Inc.	7.150%	1/15/51	330	358
ONEOK Inc.	6.625%	9/1/53	1,500	1,569
ONEOK Inc.	5.700%	11/1/54	1,250	1,170
ONEOK Inc.	5.850%	11/1/64	665	623
ONEOK Partners LP	6.650%	10/1/36	360	388
ONEOK Partners LP	6.850%	10/15/37	300	327
ONEOK Partners LP	6.125%	2/1/41	1,040	1,050
Ovintiv Inc.	5.650%	5/15/28	560	574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ovintiv Inc.	7.375%	11/1/31	450	493
	Ovintiv Inc.	6.250%	7/15/33	400	414
	Ovintiv Inc.	6.500%	8/15/34	700	729
	Ovintiv Inc.	6.625%	8/15/37	830	865
	Ovintiv Inc.	7.100%	7/15/53	400	423
	Patterson-UTI Energy Inc.	3.950%	2/1/28	400	389
	Patterson-UTI Energy Inc.	5.150%	11/15/29	285	282
	Patterson-UTI Energy Inc.	7.150%	10/1/33	325	342
	Phillips 66	3.900%	3/15/28	600	589
	Phillips 66	2.150%	12/15/30	800	695
	Phillips 66	4.650%	11/15/34	500	472
	Phillips 66	5.875%	5/1/42	401	400
	Phillips 66	4.875%	11/15/44	1,750	1,517
	Phillips 66 Co.	3.550%	10/1/26	425	419
	Phillips 66 Co.	4.950%	12/1/27	200	203
	Phillips 66 Co.	3.750%	3/1/28	400	391
	Phillips 66 Co.	3.150%	12/15/29	250	233
	Phillips 66 Co.	5.250%	6/15/31	500	509
	Phillips 66 Co.	5.300%	6/30/33	1,150	1,150
	Phillips 66 Co.	4.950%	3/15/35	1,500	1,444
	Phillips 66 Co.	4.680%	2/15/45	370	311
	Phillips 66 Co.	5.650%	6/15/54	800	743
	Pioneer Natural Resources Co.	1.900%	8/15/30	370	322
	Pioneer Natural Resources Co.	2.150%	1/15/31	1,375	1,199
	Plains All American Pipeline LP	4.500%	12/15/26	350	350
	Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,131
	Plains All American Pipeline LP	3.800%	9/15/30	525	494
	Plains All American Pipeline LP	5.700%	9/15/34	425	429
	Plains All American Pipeline LP	5.950%	6/15/35	800	816
	Plains All American Pipeline LP	6.650%	1/15/37	500	533
	Plains All American Pipeline LP	5.150%	6/1/42	500	447
	Plains All American Pipeline LP	4.300%	1/31/43	240	193
	Plains All American Pipeline LP	4.700%	6/15/44	500	418
	Plains All American Pipeline LP	4.900%	2/15/45	650	557
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,210
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,608
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,870	2,838
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	5,355	5,254
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	500	516
[12]	Schlumberger Holdings Corp.	4.500%	5/15/28	400	400
[12]	Schlumberger Holdings Corp.	2.650%	6/26/30	1,300	1,173
[12]	Schlumberger Holdings Corp.	4.850%	5/15/33	200	196
[12]	Schlumberger Holdings Corp.	5.000%	6/1/34	250	246
[7]	Shell Finance US Inc.	2.375%	11/7/29	1,861	1,703
[7]	Shell Finance US Inc.	2.750%	4/6/30	1,405	1,293
[7]	Shell Finance US Inc.	4.125%	5/11/35	2,125	1,989
[7]	Shell Finance US Inc.	4.550%	8/12/43	1,100	976
[7]	Shell Finance US Inc.	4.375%	5/11/45	2,900	2,468
[7]	Shell Finance US Inc.	4.000%	5/10/46	2,255	1,801
[7]	Shell Finance US Inc.	3.750%	9/12/46	375	289
[7]	Shell Finance US Inc.	3.250%	4/6/50	1,735	1,196
	Shell International Finance BV	2.875%	5/10/26	1,300	1,281
	Shell International Finance BV	2.500%	9/12/26	505	493
	Shell International Finance BV	3.875%	11/13/28	889	877
	Shell International Finance BV	6.375%	12/15/38	1,670	1,849
	Shell International Finance BV	5.500%	3/25/40	700	711
	Shell International Finance BV	2.875%	11/26/41	500	360
	Shell International Finance BV	3.625%	8/21/42	525	412
	Shell International Finance BV	3.125%	11/7/49	750	502
	Shell International Finance BV	3.000%	11/26/51	950	617
[12]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	250	250
[12]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	830	823
[12]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	1,045	1,023
[12]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	580	553
	Spectra Energy Partners LP	3.375%	10/15/26	950	933
	Spectra Energy Partners LP	5.950%	9/25/43	400	392
	Spectra Energy Partners LP	4.500%	3/15/45	220	181
	Suncor Energy Inc.	7.150%	2/1/32	500	548
	Suncor Energy Inc.	6.800%	5/15/38	381	412
	Suncor Energy Inc.	6.850%	6/1/39	350	385

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Suncor Energy Inc.	4.000%	11/15/47	700	525
Suncor Energy Inc.	3.750%	3/4/51	625	440
Targa Resources Corp.	6.150%	3/1/29	800	837
Targa Resources Corp.	4.200%	2/1/33	950	877
Targa Resources Corp.	6.125%	3/15/33	1,081	1,127
Targa Resources Corp.	5.500%	2/15/35	830	825
Targa Resources Corp.	5.550%	8/15/35	729	727
Targa Resources Corp.	4.950%	4/15/52	765	645
Targa Resources Corp.	6.250%	7/1/52	250	253
Targa Resources Corp.	6.500%	2/15/53	700	727
Targa Resources Corp.	6.125%	5/15/55	729	725
Targa Resources Partners LP	6.500%	7/15/27	300	301
Targa Resources Partners LP	5.000%	1/15/28	600	600
Targa Resources Partners LP	6.875%	1/15/29	600	614
Targa Resources Partners LP	5.500%	3/1/30	5,295	5,341
Targa Resources Partners LP	4.875%	2/1/31	900	881
Targa Resources Partners LP	4.000%	1/15/32	940	867
TC PipeLines LP	3.900%	5/25/27	200	197
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	270
TotalEnergies Capital International SA	3.455%	2/19/29	1,775	1,721
TotalEnergies Capital International SA	2.829%	1/10/30	1,695	1,582
TotalEnergies Capital International SA	2.986%	6/29/41	800	582
TotalEnergies Capital International SA	3.461%	7/12/49	860	614
TotalEnergies Capital International SA	3.127%	5/29/50	1,920	1,276
TotalEnergies Capital International SA	3.386%	6/29/60	500	327
TotalEnergies Capital SA	3.883%	10/11/28	500	494
TotalEnergies Capital SA	5.150%	4/5/34	2,650	2,681
TotalEnergies Capital SA	4.724%	9/10/34	350	343
TotalEnergies Capital SA	5.488%	4/5/54	1,475	1,426
TotalEnergies Capital SA	5.275%	9/10/54	750	707
TotalEnergies Capital SA	5.638%	4/5/64	1,050	1,025
TotalEnergies Capital SA	5.425%	9/10/64	1,370	1,288
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,678
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,828
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,580	1,491
TransCanada PipeLines Ltd.	5.600%	3/31/34	295	296
TransCanada PipeLines Ltd.	5.850%	3/15/36	625	640
TransCanada PipeLines Ltd.	6.200%	10/15/37	850	881
TransCanada PipeLines Ltd.	7.250%	8/15/38	600	677
TransCanada PipeLines Ltd.	6.100%	6/1/40	830	853
TransCanada PipeLines Ltd.	7.000%	6/1/65	2,000	1,971
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	294
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	700	648
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,080	915
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	382
Valero Energy Corp.	2.150%	9/15/27	517	488
Valero Energy Corp.	4.350%	6/1/28	315	313
Valero Energy Corp.	5.150%	2/15/30	100	101
Valero Energy Corp.	2.800%	12/1/31	400	350
Valero Energy Corp.	7.500%	4/15/32	600	679
Valero Energy Corp.	6.625%	6/15/37	1,355	1,451
Valero Energy Corp.	3.650%	12/1/51	875	591
Valero Energy Corp.	4.000%	6/1/52	250	181
Valero Energy Partners LP	4.500%	3/15/28	400	399
Western Midstream Operating LP	4.750%	8/15/28	229	228
Western Midstream Operating LP	6.350%	1/15/29	900	940
Western Midstream Operating LP	4.050%	2/1/30	1,040	993
Western Midstream Operating LP	6.150%	4/1/33	425	438
Western Midstream Operating LP	5.450%	11/15/34	665	649
Western Midstream Operating LP	5.450%	4/1/44	390	347
Western Midstream Operating LP	5.300%	3/1/48	790	676
Western Midstream Operating LP	5.250%	2/1/50	1,100	938
Williams Cos. Inc.	3.750%	6/15/27	1,325	1,302
Williams Cos. Inc.	5.300%	8/15/28	673	688
Williams Cos. Inc.	4.900%	3/15/29	900	905
Williams Cos. Inc.	4.800%	11/15/29	500	501
Williams Cos. Inc.	3.500%	11/15/30	1,100	1,028
Williams Cos. Inc.	2.600%	3/15/31	1,000	879
Williams Cos. Inc.	4.650%	8/15/32	487	471
Williams Cos. Inc.	5.650%	3/15/33	400	410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.150%	3/15/34	750	740
	Williams Cos. Inc.	5.600%	3/15/35	500	509
	Williams Cos. Inc.	6.300%	4/15/40	990	1,043
	Williams Cos. Inc.	5.800%	11/15/43	585	577
	Williams Cos. Inc.	5.400%	3/4/44	585	552
	Williams Cos. Inc.	5.750%	6/24/44	600	589
	Williams Cos. Inc.	4.900%	1/15/45	725	639
	Williams Cos. Inc.	5.100%	9/15/45	900	812
	Williams Cos. Inc.	4.850%	3/1/48	675	583
	Williams Cos. Inc.	3.500%	10/15/51	540	369
	Williams Cos. Inc.	5.300%	8/15/52	625	573
	Williams Cos. Inc.	5.800%	11/15/54	625	614
	Williams Cos. Inc.	6.000%	3/15/55	500	504
	Woodside Finance Ltd.	5.100%	9/12/34	1,040	1,009
	Woodside Finance Ltd.	5.700%	9/12/54	625	582
					417,479
Financials (3.0%)
	ACE Capital Trust II	9.700%	4/1/30	75	89
[7]	Aegon Ltd.	5.500%	4/11/48	585	581
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,995
	AerCap Ireland Capital DAC	2.450%	10/29/26	2,000	1,933
	AerCap Ireland Capital DAC	6.100%	1/15/27	560	573
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	854
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	498
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	977
	AerCap Ireland Capital DAC	4.875%	4/1/28	700	702
	AerCap Ireland Capital DAC	5.750%	6/6/28	600	617
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,757
	AerCap Ireland Capital DAC	4.625%	9/10/29	1,250	1,237
	AerCap Ireland Capital DAC	6.150%	9/30/30	600	633
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,541
	AerCap Ireland Capital DAC	5.300%	1/19/34	750	745
	AerCap Ireland Capital DAC	4.950%	9/10/34	2,500	2,406
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,365
	AerCap Ireland Capital DAC	6.950%	3/10/55	200	205
[9]	AerCap Ireland Capital DAC	6.500%	1/31/56	150	149
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	463
	Aflac Inc.	2.875%	10/15/26	884	863
	Aflac Inc.	3.600%	4/1/30	500	480
	Aflac Inc.	4.000%	10/15/46	150	120
	Aflac Inc.	4.750%	1/15/49	1,080	944
[7]	Air Lease Corp.	5.300%	6/25/26	350	353
	Air Lease Corp.	1.875%	8/15/26	750	722
	Air Lease Corp.	2.200%	1/15/27	600	575
	Air Lease Corp.	3.625%	4/1/27	200	197
	Air Lease Corp.	3.625%	12/1/27	1,000	975
	Air Lease Corp.	2.100%	9/1/28	500	459
	Air Lease Corp.	4.625%	10/1/28	300	299
	Air Lease Corp.	3.250%	10/1/29	595	557
[7]	Air Lease Corp.	3.000%	2/1/30	625	573
	Air Lease Corp.	3.125%	12/1/30	1,250	1,131
[7]	Air Lease Corp.	5.200%	7/15/31	500	502
[7]	Air Lease Corp.	2.875%	1/15/32	600	521
	Aircastle Ltd.	4.250%	6/15/26	500	496
	Alleghany Corp.	4.900%	9/15/44	300	276
	Alleghany Corp.	3.250%	8/15/51	425	283
	Allstate Corp.	3.280%	12/15/26	400	392
	Allstate Corp.	5.050%	6/24/29	402	408
	Allstate Corp.	1.450%	12/15/30	500	417
	Allstate Corp.	5.250%	3/30/33	1,625	1,645
	Allstate Corp.	5.550%	5/9/35	605	620
	Allstate Corp.	4.500%	6/15/43	725	622
	Allstate Corp.	4.200%	12/15/46	1,275	1,030
	Allstate Corp.	3.850%	8/10/49	400	300
[7]	Allstate Corp.	6.500%	5/15/57	650	663
	Ally Financial Inc.	4.750%	6/9/27	500	499
	Ally Financial Inc.	7.100%	11/15/27	500	526
	Ally Financial Inc.	6.992%	6/13/29	600	626
[7]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	4.990%	5/1/26	2,725	2,725
	American Express Co.	2.550%	3/4/27	5,316	5,139
	American Express Co.	5.645%	4/23/27	760	769
	American Express Co.	3.300%	5/3/27	1,960	1,919
	American Express Co.	5.389%	7/28/27	800	809
	American Express Co.	5.098%	2/16/28	2,735	2,768
	American Express Co.	5.043%	7/26/28	1,275	1,290
	American Express Co.	5.282%	7/27/29	800	816
	American Express Co.	5.085%	1/30/31	700	709
	American Express Co.	6.489%	10/30/31	800	863
	American Express Co.	4.420%	8/3/33	1,500	1,448
	American Express Co.	5.043%	5/1/34	892	891
	American Express Co.	5.625%	7/28/34	500	508
	American Express Co.	5.915%	4/25/35	420	430
	American Express Co.	5.284%	7/26/35	1,275	1,273
	American Express Co.	5.442%	1/30/36	800	808
	American Express Co.	4.050%	12/3/42	621	525
	American Financial Group Inc.	5.250%	4/2/30	318	326
	American Financial Group Inc.	4.500%	6/15/47	500	415
	American International Group Inc.	4.200%	4/1/28	450	445
	American International Group Inc.	3.400%	6/30/30	1,115	1,043
	American International Group Inc.	3.875%	1/15/35	400	361
	American International Group Inc.	4.500%	7/16/44	988	854
	American International Group Inc.	4.750%	4/1/48	845	745
	American International Group Inc.	4.375%	6/30/50	1,000	828
	American National Group Inc.	5.000%	6/15/27	300	300
	American National Group Inc.	5.750%	10/1/29	250	252
	Ameriprise Financial Inc.	5.700%	12/15/28	500	520
	Ameriprise Financial Inc.	4.500%	5/13/32	500	488
	Ameriprise Financial Inc.	5.150%	5/15/33	650	655
	Ameriprise Financial Inc.	5.200%	4/15/35	640	638
[7]	Aon Corp.	8.205%	1/1/27	150	158
	Aon Corp.	2.850%	5/28/27	500	485
	Aon Corp.	4.500%	12/15/28	600	598
	Aon Corp.	3.750%	5/2/29	630	609
	Aon Corp.	2.800%	5/15/30	1,620	1,475
	Aon Corp.	2.050%	8/23/31	750	637
	Aon Corp.	6.250%	9/30/40	150	159
	Aon Corp.	2.900%	8/23/51	1,000	614
	Aon Corp.	3.900%	2/28/52	500	371
	Aon Global Ltd.	4.600%	6/14/44	625	538
	Aon Global Ltd.	4.750%	5/15/45	695	607
	Aon North America Inc.	5.125%	3/1/27	240	243
	Aon North America Inc.	5.150%	3/1/29	760	773
	Aon North America Inc.	5.300%	3/1/31	550	562
	Aon North America Inc.	5.450%	3/1/34	2,450	2,494
	Aon North America Inc.	5.750%	3/1/54	1,700	1,676
	Apollo Debt Solutions BDC	6.900%	4/13/29	850	882
	Apollo Debt Solutions BDC	6.700%	7/29/31	650	671
[12]	Apollo Debt Solutions BDC	6.550%	3/15/32	350	355
	Apollo Global Management Inc.	6.375%	11/15/33	500	541
	Apollo Global Management Inc.	5.800%	5/21/54	625	617
	Apollo Global Management Inc.	6.000%	12/15/54	400	386
	Arch Capital Finance LLC	4.011%	12/15/26	799	789
	Arch Capital Finance LLC	5.031%	12/15/46	100	91
	Arch Capital Group Ltd.	7.350%	5/1/34	500	575
	Arch Capital Group Ltd.	3.635%	6/30/50	975	709
	Arch Capital Group US Inc.	5.144%	11/1/43	275	255
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,273
	Ares Capital Corp.	7.000%	1/15/27	375	386
	Ares Capital Corp.	2.875%	6/15/27	319	305
	Ares Capital Corp.	5.875%	3/1/29	820	832
	Ares Capital Corp.	5.950%	7/15/29	700	712
	Ares Capital Corp.	3.200%	11/15/31	500	432
[7]	Ares Capital Corp.	5.800%	3/8/32	600	596
	Ares Management Corp.	5.600%	10/11/54	650	604
[12]	Ares Strategic Income Fund	5.700%	3/15/28	850	850
[12]	Ares Strategic Income Fund	6.350%	8/15/29	625	635
[12]	Ares Strategic Income Fund	5.600%	2/15/30	625	616
[12]	Ares Strategic Income Fund	6.200%	3/21/32	625	621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arthur J Gallagher & Co.	4.600%	12/15/27	170	170
	Arthur J Gallagher & Co.	4.850%	12/15/29	120	121
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	428
	Arthur J Gallagher & Co.	5.000%	2/15/32	140	140
	Arthur J Gallagher & Co.	5.500%	3/2/33	500	508
	Arthur J Gallagher & Co.	6.500%	2/15/34	450	488
	Arthur J Gallagher & Co.	5.150%	2/15/35	1,490	1,477
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	348
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	313
	Arthur J Gallagher & Co.	5.750%	3/2/53	500	488
	Arthur J Gallagher & Co.	6.750%	2/15/54	450	498
	Arthur J Gallagher & Co.	5.750%	7/15/54	400	395
	Arthur J Gallagher & Co.	5.550%	2/15/55	480	461
	Associated Banc-Corp.	6.455%	8/29/30	150	151
	Assurant Inc.	4.900%	3/27/28	400	402
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	450	471
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	454
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	346
	Athene Holding Ltd.	4.125%	1/12/28	835	823
	Athene Holding Ltd.	3.500%	1/15/31	3,000	2,778
	Athene Holding Ltd.	5.875%	1/15/34	800	812
	Athene Holding Ltd.	3.950%	5/25/51	200	143
	Athene Holding Ltd.	3.450%	5/15/52	500	320
	Athene Holding Ltd.	6.250%	4/1/54	845	844
	Athene Holding Ltd.	6.625%	10/15/54	500	496
[7]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	950	952
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	600	608
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	1,250	1,257
	AXA SA	8.600%	12/15/30	540	637
[7]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	235
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,475
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	480
	Bain Capital Specialty Finance Inc.	5.950%	3/15/30	400	393
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	600	674
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	800	820
	Banco Santander SA	5.179%	11/19/25	1,300	1,302
	Banco Santander SA	4.250%	4/11/27	2,000	1,984
	Banco Santander SA	5.294%	8/18/27	900	911
	Banco Santander SA	6.527%	11/7/27	1,400	1,441
	Banco Santander SA	3.800%	2/23/28	2,200	2,147
	Banco Santander SA	5.552%	3/14/28	800	812
	Banco Santander SA	4.379%	4/12/28	1,200	1,188
[7]	Banco Santander SA	5.365%	7/15/28	600	608
	Banco Santander SA	6.607%	11/7/28	3,800	4,036
	Banco Santander SA	3.306%	6/27/29	500	473
	Banco Santander SA	5.538%	3/14/30	800	817
	Banco Santander SA	3.490%	5/28/30	1,000	931
	Banco Santander SA	2.749%	12/3/30	1,200	1,043
	Banco Santander SA	2.958%	3/25/31	1,000	896
	Banco Santander SA	5.439%	7/15/31	400	410
	Banco Santander SA	3.225%	11/22/32	800	693
	Banco Santander SA	6.921%	8/8/33	1,400	1,485
	Banco Santander SA	6.938%	11/7/33	800	890
	Banco Santander SA	6.350%	3/14/34	1,000	1,025
	Banco Santander SA	6.033%	1/17/35	1,000	1,035
[7]	Bank of America Corp.	3.500%	4/19/26	830	822
[7]	Bank of America Corp.	1.319%	6/19/26	11,450	11,368
[7]	Bank of America Corp.	4.250%	10/22/26	1,500	1,495
[7]	Bank of America Corp.	3.559%	4/23/27	2,275	2,250
	Bank of America Corp.	1.734%	7/22/27	2,500	2,409
[7]	Bank of America Corp.	3.248%	10/21/27	2,225	2,166
[7]	Bank of America Corp.	3.824%	1/20/28	450	444
[7]	Bank of America Corp.	3.705%	4/24/28	1,400	1,376
[7]	Bank of America Corp.	3.593%	7/21/28	3,008	2,943
[7]	Bank of America Corp.	4.948%	7/22/28	1,300	1,310
	Bank of America Corp.	6.204%	11/10/28	1,725	1,792
[7]	Bank of America Corp.	3.419%	12/20/28	6,357	6,159
[7]	Bank of America Corp.	3.970%	3/5/29	1,425	1,400
	Bank of America Corp.	5.202%	4/25/29	2,050	2,082
[7]	Bank of America Corp.	2.087%	6/14/29	6,000	5,544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Bank of America Corp.	4.271%	7/23/29	6,175	6,102
	Bank of America Corp.	5.819%	9/15/29	2,400	2,487
[7]	Bank of America Corp.	3.974%	2/7/30	3,700	3,599
[7]	Bank of America Corp.	3.194%	7/23/30	2,000	1,876
[7]	Bank of America Corp.	2.884%	10/22/30	4,175	3,843
[7]	Bank of America Corp.	2.496%	2/13/31	625	561
[7]	Bank of America Corp.	2.592%	4/29/31	6,000	5,386
[7]	Bank of America Corp.	1.922%	10/24/31	3,000	2,566
[7]	Bank of America Corp.	2.651%	3/11/32	1,500	1,321
	Bank of America Corp.	2.687%	4/22/32	4,575	4,027
	Bank of America Corp.	2.299%	7/21/32	7,500	6,407
	Bank of America Corp.	2.572%	10/20/32	1,000	862
[7]	Bank of America Corp.	2.972%	2/4/33	1,850	1,622
	Bank of America Corp.	4.571%	4/27/33	2,000	1,932
[7]	Bank of America Corp.	5.015%	7/22/33	4,000	3,983
	Bank of America Corp.	5.288%	4/25/34	3,150	3,164
	Bank of America Corp.	5.872%	9/15/34	2,750	2,867
	Bank of America Corp.	5.468%	1/23/35	4,500	4,564
[7]	Bank of America Corp.	5.425%	8/15/35	1,550	1,514
	Bank of America Corp.	5.518%	10/25/35	2,100	2,055
	Bank of America Corp.	5.511%	1/24/36	1,600	1,628
	Bank of America Corp.	2.482%	9/21/36	1,500	1,249
	Bank of America Corp.	6.110%	1/29/37	810	841
	Bank of America Corp.	3.846%	3/8/37	2,725	2,443
[7]	Bank of America Corp.	4.244%	4/24/38	1,100	989
	Bank of America Corp.	7.750%	5/14/38	1,700	2,015
[7]	Bank of America Corp.	4.078%	4/23/40	1,425	1,231
[7]	Bank of America Corp.	2.676%	6/19/41	4,895	3,467
[7]	Bank of America Corp.	5.875%	2/7/42	1,020	1,067
	Bank of America Corp.	3.311%	4/22/42	3,945	2,986
[7]	Bank of America Corp.	5.000%	1/21/44	1,595	1,495
[7]	Bank of America Corp.	4.875%	4/1/44	550	505
[7]	Bank of America Corp.	4.750%	4/21/45	1,350	1,199
[7]	Bank of America Corp.	4.443%	1/20/48	2,675	2,261
[7]	Bank of America Corp.	3.946%	1/23/49	1,175	915
[7]	Bank of America Corp.	4.330%	3/15/50	700	575
[7]	Bank of America Corp.	4.083%	3/20/51	5,500	4,320
[7]	Bank of America Corp.	2.831%	10/24/51	2,000	1,243
[7]	Bank of America Corp.	3.483%	3/13/52	1,000	708
	Bank of America Corp.	2.972%	7/21/52	1,500	960
	Bank of America NA	5.526%	8/18/26	1,640	1,666
[7]	Bank of America NA	6.000%	10/15/36	600	629
	Bank of Montreal	5.300%	6/5/26	600	606
[7]	Bank of Montreal	2.650%	3/8/27	700	678
[7]	Bank of Montreal	4.567%	9/10/27	740	740
[7]	Bank of Montreal	4.700%	9/14/27	500	502
	Bank of Montreal	5.203%	2/1/28	650	662
	Bank of Montreal	5.717%	9/25/28	600	621
	Bank of Montreal	5.511%	6/4/31	1,325	1,366
[7]	Bank of Montreal	3.803%	12/15/32	1,600	1,544
	Bank of Montreal	3.088%	1/10/37	600	510
[7]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,505
[7]	Bank of New York Mellon Corp.	5.148%	5/22/26	350	350
[7]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	946
[7]	Bank of New York Mellon Corp.	2.050%	1/26/27	340	327
	Bank of New York Mellon Corp.	4.947%	4/26/27	825	829
[7]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,469
[7]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	586
[7]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,181
	Bank of New York Mellon Corp.	4.890%	7/21/28	850	858
[7]	Bank of New York Mellon Corp.	5.802%	10/25/28	650	671
[7]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	951
	Bank of New York Mellon Corp.	4.543%	2/1/29	650	651
[7]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	473
[7]	Bank of New York Mellon Corp.	6.317%	10/25/29	800	846
[7]	Bank of New York Mellon Corp.	4.975%	3/14/30	825	836
	Bank of New York Mellon Corp.	4.942%	2/11/31	2,550	2,571
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	243
	Bank of New York Mellon Corp.	5.060%	7/22/32	600	607
[7]	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Bank of New York Mellon Corp.	5.834%	10/25/33	650	683
	Bank of New York Mellon Corp.	4.706%	2/1/34	350	342
[7]	Bank of New York Mellon Corp.	4.967%	4/26/34	825	817
[7]	Bank of New York Mellon Corp.	5.188%	3/14/35	825	830
	Bank of Nova Scotia	2.700%	8/3/26	725	709
	Bank of Nova Scotia	1.300%	9/15/26	1,000	956
	Bank of Nova Scotia	1.950%	2/2/27	500	480
[7]	Bank of Nova Scotia	5.400%	6/4/27	375	382
	Bank of Nova Scotia	5.250%	6/12/28	800	818
	Bank of Nova Scotia	4.932%	2/14/29	500	503
[7]	Bank of Nova Scotia	5.450%	8/1/29	345	354
	Bank of Nova Scotia	5.130%	2/14/31	500	504
	Bank of Nova Scotia	2.150%	8/1/31	1,000	853
	Bank of Nova Scotia	2.450%	2/2/32	500	428
	Bank of Nova Scotia	4.740%	11/10/32	700	689
	Bank of Nova Scotia	5.650%	2/1/34	850	878
	Bank of Nova Scotia	4.588%	5/4/37	1,025	946
	Bank OZK	2.750%	10/1/31	285	253
	BankUnited Inc.	5.125%	6/11/30	250	245
[7]	Barclays plc	2.852%	5/7/26	2,025	2,021
	Barclays plc	5.200%	5/12/26	1,260	1,264
	Barclays plc	7.325%	11/2/26	1,500	1,521
	Barclays plc	5.829%	5/9/27	2,675	2,707
	Barclays plc	4.337%	1/10/28	1,000	992
	Barclays plc	5.674%	3/12/28	800	814
	Barclays plc	4.836%	5/9/28	4,750	4,732
	Barclays plc	5.501%	8/9/28	1,225	1,243
	Barclays plc	4.837%	9/10/28	328	328
	Barclays plc	7.385%	11/2/28	1,500	1,592
	Barclays plc	5.086%	2/25/29	840	845
[7]	Barclays plc	4.972%	5/16/29	1,000	1,002
	Barclays plc	6.490%	9/13/29	390	409
	Barclays plc	5.690%	3/12/30	1,475	1,510
[7]	Barclays plc	5.088%	6/20/30	2,975	2,953
	Barclays plc	4.942%	9/10/30	594	592
	Barclays plc	5.367%	2/25/31	850	859
	Barclays plc	2.645%	6/24/31	4,100	3,638
	Barclays plc	2.667%	3/10/32	1,750	1,523
	Barclays plc	5.746%	8/9/33	845	858
	Barclays plc	7.437%	11/2/33	3,500	3,903
	Barclays plc	6.224%	5/9/34	1,664	1,732
	Barclays plc	7.119%	6/27/34	500	539
	Barclays plc	6.692%	9/13/34	1,050	1,126
	Barclays plc	5.335%	9/10/35	4,112	4,011
	Barclays plc	3.564%	9/23/35	700	632
	Barclays plc	5.785%	2/25/36	680	683
	Barclays plc	5.250%	8/17/45	500	471
	Barclays plc	4.950%	1/10/47	1,300	1,171
	Barclays plc	6.036%	3/12/55	1,000	1,010
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,340
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	199
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	139
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	551
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	485
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,666
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,319
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,980	2,550
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	296
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	750	578
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	771
	BGC Group Inc.	8.000%	5/25/28	500	534
[9,12]	BGC Group Inc.	6.150%	4/2/30	500	498
	BlackRock Funding Inc.	4.600%	7/26/27	600	605
	BlackRock Funding Inc.	4.700%	3/14/29	825	838
	BlackRock Funding Inc.	5.000%	3/14/34	1,075	1,084
	BlackRock Funding Inc.	4.900%	1/8/35	750	749
	BlackRock Funding Inc.	5.250%	3/14/54	1,275	1,227
	BlackRock Funding Inc.	5.350%	1/8/55	750	730
	Blackrock Inc.	3.200%	3/15/27	550	541
	Blackrock Inc.	3.250%	4/30/29	1,000	961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blackrock Inc.	2.400%	4/30/30	1,250	1,132
	Blackrock Inc.	1.900%	1/28/31	915	792
	Blackrock Inc.	2.100%	2/25/32	950	805
	Blackrock Inc.	4.750%	5/25/33	825	824
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,380
	Blackstone Private Credit Fund	3.250%	3/15/27	725	698
[12]	Blackstone Private Credit Fund	4.950%	9/26/27	350	347
	Blackstone Private Credit Fund	7.300%	11/27/28	1,000	1,057
[12]	Blackstone Private Credit Fund	5.600%	11/22/29	500	496
	Blackstone Private Credit Fund	6.250%	1/25/31	410	417
	Blackstone Private Credit Fund	6.000%	1/29/32	850	842
[12]	Blackstone Private Credit Fund	6.000%	11/22/34	500	481
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	425	418
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	483
	Blackstone Secured Lending Fund	5.875%	11/15/27	1,000	1,017
	Blackstone Secured Lending Fund	5.350%	4/13/28	350	350
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	687
	Blackstone Secured Lending Fund	5.300%	6/30/30	500	491
	Blue Owl Capital Corp.	3.400%	7/15/26	1,137	1,110
	Blue Owl Capital Corp.	2.625%	1/15/27	500	476
	Blue Owl Capital Corp.	2.875%	6/11/28	746	685
	Blue Owl Capital Corp.	5.950%	3/15/29	850	852
[7]	Blue Owl Credit Income Corp.	4.700%	2/8/27	800	790
	Blue Owl Credit Income Corp.	7.950%	6/13/28	500	530
	Blue Owl Credit Income Corp.	7.750%	1/15/29	1,350	1,435
[12]	Blue Owl Credit Income Corp.	6.600%	9/15/29	700	711
[12]	Blue Owl Credit Income Corp.	5.800%	3/15/30	845	829
	Blue Owl Finance LLC	6.250%	4/18/34	850	871
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	500	474
[12]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	300	299
	Blue Owl Technology Finance Corp.	6.750%	4/4/29	1,000	1,014
[12]	BNP Paribas SA	3.052%	1/13/31	1,175	1,074
[7]	BPCE SA	3.375%	12/2/26	250	246
	Brighthouse Financial Inc.	5.625%	5/15/30	500	517
	Brighthouse Financial Inc.	4.700%	6/22/47	597	465
	Brookfield Finance Inc.	4.250%	6/2/26	150	149
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	982
	Brookfield Finance Inc.	4.850%	3/29/29	600	602
	Brookfield Finance Inc.	4.350%	4/15/30	320	312
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,064
	Brookfield Finance Inc.	6.350%	1/5/34	500	532
	Brookfield Finance Inc.	5.675%	1/15/35	500	511
	Brookfield Finance Inc.	4.700%	9/20/47	750	637
	Brookfield Finance Inc.	3.500%	3/30/51	250	171
	Brookfield Finance Inc.	3.625%	2/15/52	500	349
	Brookfield Finance Inc.	5.968%	3/4/54	730	732
	Brookfield Finance Inc.	5.813%	3/3/55	500	487
	Brookfield Finance LLC	3.450%	4/15/50	1,200	811
	Brown & Brown Inc.	4.500%	3/15/29	275	272
	Brown & Brown Inc.	2.375%	3/15/31	1,000	858
	Brown & Brown Inc.	4.200%	3/17/32	500	468
	Brown & Brown Inc.	5.650%	6/11/34	500	508
	Brown & Brown Inc.	4.950%	3/17/52	475	409
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	1,011
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	500	507
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	686
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	560	568
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	500	499
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	500	506
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	500	522
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	525	527
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	500	509
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	1,250	1,237
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	868
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	1,890	2,000
	Capital One Financial Corp.	3.750%	7/28/26	250	247
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,058
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,713
	Capital One Financial Corp.	7.149%	10/29/27	800	829
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,957
	Capital One Financial Corp.	5.468%	2/1/29	2,693	2,737
	Capital One Financial Corp.	6.312%	6/8/29	550	572
	Capital One Financial Corp.	5.700%	2/1/30	1,616	1,650
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,265
[7]	Capital One Financial Corp.	7.624%	10/30/31	800	890
	Capital One Financial Corp.	2.359%	7/29/32	800	656
	Capital One Financial Corp.	5.817%	2/1/34	2,297	2,314
	Capital One Financial Corp.	6.377%	6/8/34	2,000	2,088
	Capital One Financial Corp.	6.051%	2/1/35	2,435	2,485
	Capital One Financial Corp.	6.183%	1/30/36	2,150	2,141
	Carlyle Secured Lending Inc.	6.750%	2/18/30	150	153
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,276
	Cboe Global Markets Inc.	1.625%	12/15/30	500	425
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,895
	Charles Schwab Corp.	5.875%	8/24/26	820	835
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,078
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,283
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,192
	Charles Schwab Corp.	3.200%	1/25/28	400	387
	Charles Schwab Corp.	4.000%	2/1/29	440	433
	Charles Schwab Corp.	3.250%	5/22/29	475	452
	Charles Schwab Corp.	2.750%	10/1/29	300	278
	Charles Schwab Corp.	6.196%	11/17/29	1,005	1,060
	Charles Schwab Corp.	2.300%	5/13/31	1,000	872
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,297
	Charles Schwab Corp.	2.900%	3/3/32	825	724
	Charles Schwab Corp.	5.853%	5/19/34	1,000	1,044
	Charles Schwab Corp.	6.136%	8/24/34	1,310	1,393
	Chubb Corp.	6.000%	5/11/37	375	402
[7]	Chubb Corp.	6.500%	5/15/38	1,322	1,479
	Chubb INA Holdings LLC	3.350%	5/3/26	2,200	2,176
	Chubb INA Holdings LLC	1.375%	9/15/30	1,000	851
	Chubb INA Holdings LLC	5.000%	3/15/34	1,320	1,322
	Chubb INA Holdings LLC	6.700%	5/15/36	180	202
	Chubb INA Holdings LLC	4.150%	3/13/43	225	189
	Chubb INA Holdings LLC	4.350%	11/3/45	800	685
	Chubb INA Holdings LLC	2.850%	12/15/51	500	319
	Chubb INA Holdings LLC	3.050%	12/15/61	1,000	613
	CI Financial Corp.	3.200%	12/17/30	707	617
[7]	Cincinnati Financial Corp.	6.920%	5/15/28	300	321
	Cincinnati Financial Corp.	6.125%	11/1/34	275	289
[7]	Citibank NA	5.438%	4/30/26	1,675	1,692
	Citibank NA	4.929%	8/6/26	700	705
[7]	Citibank NA	5.488%	12/4/26	2,000	2,033
	Citibank NA	4.876%	11/19/27	5,550	5,576
	Citibank NA	5.803%	9/29/28	2,025	2,108
	Citibank NA	4.838%	8/6/29	1,700	1,718
[7]	Citibank NA	5.570%	4/30/34	1,200	1,234
	Citigroup Inc.	3.400%	5/1/26	750	741
	Citigroup Inc.	3.200%	10/21/26	3,000	2,941
	Citigroup Inc.	4.300%	11/20/26	775	772
	Citigroup Inc.	4.450%	9/29/27	3,825	3,805
[7]	Citigroup Inc.	3.887%	1/10/28	7,499	7,409
	Citigroup Inc.	6.625%	1/15/28	800	845
[7]	Citigroup Inc.	3.070%	2/24/28	2,200	2,137
	Citigroup Inc.	4.658%	5/24/28	1,000	1,001
[7]	Citigroup Inc.	3.668%	7/24/28	2,675	2,615
	Citigroup Inc.	4.125%	7/25/28	425	418
[7]	Citigroup Inc.	3.520%	10/27/28	2,760	2,682
	Citigroup Inc.	5.174%	2/13/30	2,025	2,049
[7]	Citigroup Inc.	3.980%	3/20/30	2,000	1,937
	Citigroup Inc.	4.542%	9/19/30	1,395	1,376
[7]	Citigroup Inc.	2.976%	11/5/30	1,175	1,082
[7]	Citigroup Inc.	2.666%	1/29/31	175	158
[7]	Citigroup Inc.	4.412%	3/31/31	8,750	8,523
[7]	Citigroup Inc.	2.572%	6/3/31	2,500	2,226
	Citigroup Inc.	6.625%	6/15/32	750	808
	Citigroup Inc.	2.520%	11/3/32	2,000	1,708
	Citigroup Inc.	3.057%	1/25/33	750	657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.875%	2/22/33	200	206
	Citigroup Inc.	3.785%	3/17/33	2,600	2,378
	Citigroup Inc.	4.910%	5/24/33	1,000	980
	Citigroup Inc.	6.000%	10/31/33	925	961
	Citigroup Inc.	6.270%	11/17/33	5,000	5,305
	Citigroup Inc.	6.174%	5/25/34	2,250	2,300
	Citigroup Inc.	5.592%	11/19/34	2,700	2,707
	Citigroup Inc.	5.827%	2/13/35	2,000	1,988
	Citigroup Inc.	6.125%	8/25/36	1,699	1,746
[7]	Citigroup Inc.	3.878%	1/24/39	1,100	929
	Citigroup Inc.	8.125%	7/15/39	1,099	1,363
	Citigroup Inc.	5.411%	9/19/39	1,500	1,434
[7]	Citigroup Inc.	5.316%	3/26/41	4,950	4,786
	Citigroup Inc.	5.875%	1/30/42	800	819
	Citigroup Inc.	6.675%	9/13/43	500	540
	Citigroup Inc.	5.300%	5/6/44	750	699
	Citigroup Inc.	4.650%	7/30/45	1,200	1,048
	Citigroup Inc.	4.750%	5/18/46	825	699
	Citigroup Inc.	4.650%	7/23/48	1,480	1,260
	Citigroup Inc.	5.612%	3/4/56	850	830
	Citizens Bank NA	4.575%	8/9/28	575	573
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,181
	Citizens Financial Group Inc.	5.841%	1/23/30	800	821
	Citizens Financial Group Inc.	2.500%	2/6/30	450	401
	Citizens Financial Group Inc.	5.253%	3/5/31	375	377
	Citizens Financial Group Inc.	2.638%	9/30/32	1,180	970
	Citizens Financial Group Inc.	6.645%	4/25/35	625	665
	CME Group Inc.	3.750%	6/15/28	300	296
	CME Group Inc.	4.400%	3/15/30	625	624
	CME Group Inc.	2.650%	3/15/32	1,000	880
	CME Group Inc.	5.300%	9/15/43	720	720
	CME Group Inc.	4.150%	6/15/48	500	420
	CNA Financial Corp.	3.450%	8/15/27	400	390
	CNA Financial Corp.	3.900%	5/1/29	800	776
	CNA Financial Corp.	5.125%	2/15/34	638	633
	CNO Financial Group Inc.	6.450%	6/15/34	585	610
	Comerica Inc.	4.000%	2/1/29	415	399
	Comerica Inc.	5.982%	1/30/30	790	803
	Commonwealth Bank of Australia	4.577%	11/27/26	750	754
	Commonwealth Bank of Australia	4.423%	3/14/28	625	628
[7]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,776
	Cooperatieve Rabobank UA	5.500%	10/5/26	600	610
	Cooperatieve Rabobank UA	4.883%	1/21/28	850	862
	Cooperatieve Rabobank UA	4.800%	1/9/29	600	608
	Cooperatieve Rabobank UA	4.494%	10/17/29	550	549
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	752
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	3,094
	Corebridge Financial Inc.	3.650%	4/5/27	1,000	982
	Corebridge Financial Inc.	3.850%	4/5/29	1,250	1,209
	Corebridge Financial Inc.	3.900%	4/5/32	595	550
	Corebridge Financial Inc.	6.050%	9/15/33	500	520
	Corebridge Financial Inc.	5.750%	1/15/34	1,300	1,333
	Corebridge Financial Inc.	4.350%	4/5/42	500	418
	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,601
	Corebridge Financial Inc.	6.875%	12/15/52	735	750
	Corebridge Financial Inc.	6.375%	9/15/54	625	621
	Credit Suisse USA LLC	7.125%	7/15/32	465	524
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,571
	Deutsche Bank AG	7.146%	7/13/27	1,500	1,542
	Deutsche Bank AG	2.311%	11/16/27	500	480
	Deutsche Bank AG	2.552%	1/7/28	1,005	967
	Deutsche Bank AG	5.706%	2/8/28	540	548
	Deutsche Bank AG	6.720%	1/18/29	1,555	1,626
	Deutsche Bank AG	6.819%	11/20/29	1,000	1,061
	Deutsche Bank AG	4.999%	9/11/30	1,044	1,038
	Deutsche Bank AG	5.882%	7/8/31	200	202
[7]	Deutsche Bank AG	3.547%	9/18/31	900	828
	Deutsche Bank AG	3.729%	1/14/32	1,730	1,554
	Deutsche Bank AG	3.035%	5/28/32	1,005	880
	Deutsche Bank AG	4.875%	12/1/32	570	558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	3.742%	1/7/33	1,393	1,222
	Deutsche Bank AG	7.079%	2/10/34	1,150	1,210
	Deutsche Bank AG	5.403%	9/11/35	1,044	1,018
[7]	Discover Bank	3.450%	7/27/26	1,455	1,430
[7]	Discover Bank	4.650%	9/13/28	500	496
[7]	Discover Bank	2.700%	2/6/30	400	358
	Discover Financial Services	6.700%	11/29/32	550	591
	Discover Financial Services	7.964%	11/2/34	1,350	1,541
	Eaton Vance Corp.	3.500%	4/6/27	511	501
	Enact Holdings Inc.	6.250%	5/28/29	630	647
	Enstar Finance LLC	5.500%	1/15/42	500	487
	Enstar Group Ltd.	4.950%	6/1/29	415	413
	Enstar Group Ltd.	3.100%	9/1/31	435	376
	Equitable Holdings Inc.	4.350%	4/20/28	3,460	3,429
	Equitable Holdings Inc.	5.594%	1/11/33	500	513
	Equitable Holdings Inc.	5.000%	4/20/48	1,090	976
	Equitable Holdings Inc.	6.700%	3/28/55	500	497
	Essent Group Ltd.	6.250%	7/1/29	420	432
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	263
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	336
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	765
	F&G Annuities & Life Inc.	7.400%	1/13/28	400	417
	F&G Annuities & Life Inc.	6.250%	10/4/34	415	402
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	401
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	591
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	911
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	662
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	500	519
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	825	840
[12]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	500	492
	Fidelity National Financial Inc.	3.400%	6/15/30	500	461
	Fidelity National Financial Inc.	2.450%	3/15/31	475	409
	Fidelity National Financial Inc.	3.200%	9/17/51	500	307
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,439
	Fifth Third Bancorp	1.707%	11/1/27	500	477
	Fifth Third Bancorp	3.950%	3/14/28	300	294
	Fifth Third Bancorp	4.055%	4/25/28	500	494
	Fifth Third Bancorp	6.339%	7/27/29	800	835
	Fifth Third Bancorp	4.772%	7/28/30	400	397
	Fifth Third Bancorp	5.631%	1/29/32	1,225	1,253
	Fifth Third Bancorp	4.337%	4/25/33	500	470
	Fifth Third Bancorp	8.250%	3/1/38	710	853
[7]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,121
	First American Financial Corp.	2.400%	8/15/31	600	507
	First American Financial Corp.	5.450%	9/30/34	350	342
[7]	First Horizon Bank	5.750%	5/1/30	340	344
	First Horizon Corp.	5.514%	3/7/31	450	452
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	363
	FNB Corp.	5.722%	12/11/30	500	500
	Franklin Resources Inc.	1.600%	10/30/30	500	424
	Franklin Resources Inc.	2.950%	8/12/51	500	317
	FS KKR Capital Corp.	7.875%	1/15/29	900	953
	FS KKR Capital Corp.	6.875%	8/15/29	300	308
	FS KKR Capital Corp.	6.125%	1/15/30	300	298
	GATX Corp.	3.850%	3/30/27	910	896
	GATX Corp.	3.500%	3/15/28	200	194
	GATX Corp.	4.550%	11/7/28	600	599
	GATX Corp.	4.700%	4/1/29	275	274
	GATX Corp.	4.000%	6/30/30	460	442
	GATX Corp.	1.900%	6/1/31	500	417
	GATX Corp.	3.500%	6/1/32	500	449
	GATX Corp.	5.450%	9/15/33	500	504
	GATX Corp.	6.050%	3/15/34	500	525
	GATX Corp.	6.900%	5/1/34	500	554
	GATX Corp.	5.500%	6/15/35	250	250
	GATX Corp.	5.200%	3/15/44	150	139
	GATX Corp.	4.500%	3/30/45	150	122
	GATX Corp.	3.100%	6/1/51	500	314
	GATX Corp.	6.050%	6/5/54	600	604
	Globe Life Inc.	4.550%	9/15/28	385	384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Globe Life Inc.	2.150%	8/15/30	500	433
	Goldman Sachs Bank USA	5.414%	5/21/27	1,675	1,691
	Goldman Sachs Capital I	6.345%	2/15/34	1,225	1,294
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,056
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,089
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,716
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,367
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,315
[7]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,932
[7]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,172
[7]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,120
	Goldman Sachs Group Inc.	6.484%	10/24/29	2,025	2,139
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	6,147
	Goldman Sachs Group Inc.	5.727%	4/25/30	1,050	1,084
	Goldman Sachs Group Inc.	5.049%	7/23/30	2,850	2,873
	Goldman Sachs Group Inc.	4.692%	10/23/30	2,300	2,285
[7]	Goldman Sachs Group Inc.	5.207%	1/28/31	1,225	1,242
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,863
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,618
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,970	3,399
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,938
	Goldman Sachs Group Inc.	3.102%	2/24/33	2,735	2,410
	Goldman Sachs Group Inc.	6.561%	10/24/34	500	545
	Goldman Sachs Group Inc.	5.851%	4/25/35	1,550	1,601
	Goldman Sachs Group Inc.	5.330%	7/23/35	4,450	4,429
	Goldman Sachs Group Inc.	5.016%	10/23/35	2,300	2,237
	Goldman Sachs Group Inc.	5.536%	1/28/36	1,990	2,017
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,145
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,000	2,162
[7]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,911
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,203
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,303
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,407
[7]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,521
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	1,882
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	464
	Goldman Sachs Group Inc.	5.561%	11/19/45	2,550	2,484
	Golub Capital BDC Inc.	2.500%	8/24/26	684	658
	Golub Capital BDC Inc.	2.050%	2/15/27	290	273
	Golub Capital BDC Inc.	7.050%	12/5/28	500	523
	Golub Capital BDC Inc.	6.000%	7/15/29	250	251
[12]	Golub Capital Private Credit Fund	5.800%	9/12/29	300	297
[12]	Golub Capital Private Credit Fund	5.875%	5/1/30	300	297
[12]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	750	742
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	269
	Hartford Insurance Group Inc.	2.800%	8/19/29	500	462
	Hartford Insurance Group Inc.	6.100%	10/1/41	600	618
	Hartford Insurance Group Inc.	4.300%	4/15/43	500	426
	Hartford Insurance Group Inc.	3.600%	8/19/49	500	368
	Hartford Insurance Group Inc.	2.900%	9/15/51	700	442
[12]	HPS Corporate Lending Fund	5.450%	1/14/28	550	548
	HPS Corporate Lending Fund	6.250%	9/30/29	500	507
[12]	HPS Corporate Lending Fund	5.950%	4/14/32	2,300	2,272
[7]	HSBC Bank USA NA	5.875%	11/1/34	250	259
[7]	HSBC Bank USA NA	7.000%	1/15/39	650	734
	HSBC Holdings plc	3.900%	5/25/26	1,463	1,454
[7]	HSBC Holdings plc	2.099%	6/4/26	7,135	7,101
	HSBC Holdings plc	7.336%	11/3/26	250	254
	HSBC Holdings plc	1.589%	5/24/27	600	580
	HSBC Holdings plc	2.251%	11/22/27	2,145	2,062
[7]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,975
	HSBC Holdings plc	4.755%	6/9/28	3,020	3,017
	HSBC Holdings plc	5.210%	8/11/28	2,950	2,979
[7]	HSBC Holdings plc	2.013%	9/22/28	8,000	7,481
	HSBC Holdings plc	7.390%	11/3/28	850	903
	HSBC Holdings plc	5.130%	11/19/28	300	302
	HSBC Holdings plc	4.899%	3/3/29	1,050	1,052
	HSBC Holdings plc	6.161%	3/9/29	708	734
[7]	HSBC Holdings plc	4.583%	6/19/29	1,900	1,883
	HSBC Holdings plc	2.206%	8/17/29	2,000	1,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,238
[7]	HSBC Holdings plc	3.973%	5/22/30	2,100	2,021
	HSBC Holdings plc	5.286%	11/19/30	1,923	1,944
	HSBC Holdings plc	5.130%	3/3/31	515	517
[7]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,796
[7]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,483
[7]	HSBC Holdings plc	7.625%	5/17/32	400	441
	HSBC Holdings plc	2.804%	5/24/32	2,500	2,185
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,605
[7]	HSBC Holdings plc	7.350%	11/27/32	400	439
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,312
	HSBC Holdings plc	5.402%	8/11/33	1,045	1,054
	HSBC Holdings plc	8.113%	11/3/33	1,250	1,422
	HSBC Holdings plc	6.254%	3/9/34	1,700	1,797
	HSBC Holdings plc	6.547%	6/20/34	800	834
	HSBC Holdings plc	7.399%	11/13/34	1,740	1,910
	HSBC Holdings plc	5.719%	3/4/35	1,000	1,024
	HSBC Holdings plc	5.874%	11/18/35	1,496	1,484
	HSBC Holdings plc	5.450%	3/3/36	1,475	1,467
[7]	HSBC Holdings plc	6.500%	5/2/36	1,785	1,855
	HSBC Holdings plc	6.500%	9/15/37	600	638
[7]	HSBC Holdings plc	6.500%	9/15/37	660	683
[7]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,545
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,271
	HSBC Holdings plc	6.332%	3/9/44	2,350	2,502
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,587
	Huntington Bancshares Inc.	4.443%	8/4/28	525	522
	Huntington Bancshares Inc.	6.208%	8/21/29	840	874
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	1,010
	Huntington Bancshares Inc.	5.272%	1/15/31	1,050	1,060
	Huntington Bancshares Inc.	5.023%	5/17/33	500	488
	Huntington Bancshares Inc.	5.709%	2/2/35	995	1,005
	Huntington Bancshares Inc.	2.487%	8/15/36	400	329
	Huntington Bancshares Inc.	6.141%	11/18/39	500	504
[7]	Huntington National Bank	4.270%	11/25/26	450	446
	Huntington National Bank	4.871%	4/12/28	590	592
	Huntington National Bank	4.552%	5/17/28	500	499
	Huntington National Bank	5.650%	1/10/30	500	516
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	450	442
	ING Groep NV	3.950%	3/29/27	1,300	1,285
	ING Groep NV	6.083%	9/11/27	1,900	1,938
	ING Groep NV	4.017%	3/28/28	700	692
	ING Groep NV	4.550%	10/2/28	1,000	995
	ING Groep NV	4.858%	3/25/29	320	321
	ING Groep NV	4.050%	4/9/29	610	595
	ING Groep NV	5.335%	3/19/30	2,000	2,037
	ING Groep NV	5.066%	3/25/31	400	402
	ING Groep NV	6.114%	9/11/34	1,600	1,677
	ING Groep NV	5.550%	3/19/35	1,300	1,309
	ING Groep NV	5.525%	3/25/36	315	316
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	194
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	496
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	489
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	298
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,982
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,700	1,383
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,300	1,274
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,077
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	494
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	674
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,675	1,517
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,031
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	277
	Invesco Finance plc	5.375%	11/30/43	900	849
	Jackson Financial Inc.	3.125%	11/23/31	500	435
	Jackson Financial Inc.	4.000%	11/23/51	500	343
	Jefferies Financial Group Inc.	4.850%	1/15/27	600	600
	Jefferies Financial Group Inc.	5.875%	7/21/28	600	616
	Jefferies Financial Group Inc.	4.150%	1/23/30	1,100	1,054
	Jefferies Financial Group Inc.	2.750%	10/15/32	500	414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferies Financial Group Inc.	6.200%	4/14/34	2,150	2,191
	Jefferies Financial Group Inc.	6.250%	1/15/36	320	327
	Jefferies Financial Group Inc.	6.500%	1/20/43	350	352
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,526
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,111
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,540
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,148
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,644
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	970
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,913
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	981
	JPMorgan Chase & Co.	5.040%	1/23/28	2,045	2,062
[7]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,473
	JPMorgan Chase & Co.	5.571%	4/22/28	1,675	1,708
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,493
[7]	JPMorgan Chase & Co.	3.540%	5/1/28	775	759
[7]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,708
	JPMorgan Chase & Co.	4.979%	7/22/28	810	817
	JPMorgan Chase & Co.	4.851%	7/25/28	1,650	1,660
	JPMorgan Chase & Co.	4.505%	10/22/28	700	699
[7]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,817
	JPMorgan Chase & Co.	4.915%	1/24/29	1,650	1,665
[7]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,670
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,852
[7]	JPMorgan Chase & Co.	4.203%	7/23/29	4,150	4,094
	JPMorgan Chase & Co.	5.299%	7/24/29	2,300	2,346
	JPMorgan Chase & Co.	6.087%	10/23/29	978	1,024
	JPMorgan Chase & Co.	5.012%	1/23/30	1,390	1,405
	JPMorgan Chase & Co.	5.581%	4/22/30	6,675	6,884
[7]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,538
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,342
	JPMorgan Chase & Co.	4.995%	7/22/30	1,550	1,564
[7]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,835
	JPMorgan Chase & Co.	4.603%	10/22/30	1,210	1,201
	JPMorgan Chase & Co.	5.140%	1/24/31	1,200	1,219
[7]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,602
[7]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,178
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	848
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,518
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,514
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,357
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	2,989
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,946
	JPMorgan Chase & Co.	4.912%	7/25/33	1,600	1,587
	JPMorgan Chase & Co.	5.350%	6/1/34	2,830	2,878
	JPMorgan Chase & Co.	6.254%	10/23/34	2,500	2,682
	JPMorgan Chase & Co.	5.336%	1/23/35	2,675	2,698
	JPMorgan Chase & Co.	5.766%	4/22/35	3,125	3,246
	JPMorgan Chase & Co.	5.294%	7/22/35	2,850	2,864
	JPMorgan Chase & Co.	4.946%	10/22/35	2,250	2,202
	JPMorgan Chase & Co.	5.502%	1/24/36	1,200	1,226
	JPMorgan Chase & Co.	6.400%	5/15/38	2,000	2,208
[7]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,798
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,388
[7]	JPMorgan Chase & Co.	3.109%	4/22/41	5,000	3,778
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,197
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,204
	JPMorgan Chase & Co.	5.625%	8/16/43	1,000	999
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	4,143
	JPMorgan Chase & Co.	5.534%	11/29/45	2,025	2,004
[7]	JPMorgan Chase & Co.	4.260%	2/22/48	525	437
[7]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,755
[7]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,178
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,289
	JPMorgan Chase Bank NA	5.110%	12/8/26	1,335	1,352
	Kemper Corp.	3.800%	2/23/32	500	449
[7]	KeyBank NA	5.850%	11/15/27	1,300	1,335
[7]	KeyBank NA	4.390%	12/14/27	300	298
[7]	KeyBank NA	6.950%	2/1/28	250	264
[7]	KeyBank NA	4.900%	8/8/32	525	502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KeyBank NA	5.000%	1/26/33	650	633
[7]	KeyCorp	2.250%	4/6/27	750	715
[7]	KeyCorp	4.100%	4/30/28	1,400	1,372
[7]	KeyCorp	2.550%	10/1/29	600	542
[7]	KeyCorp	5.121%	4/4/31	480	482
[7]	KeyCorp	4.789%	6/1/33	790	757
	KeyCorp	6.401%	3/6/35	825	871
	Lazard Group LLC	3.625%	3/1/27	1,350	1,324
	Lazard Group LLC	4.500%	9/19/28	425	420
	Lazard Group LLC	6.000%	3/15/31	500	519
	Legg Mason Inc.	5.625%	1/15/44	450	441
	Lincoln National Corp.	3.625%	12/12/26	250	246
	Lincoln National Corp.	3.800%	3/1/28	850	830
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,070
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,311
	Lloyds Banking Group plc	5.985%	8/7/27	1,240	1,260
	Lloyds Banking Group plc	3.750%	3/18/28	700	687
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	2,997
[7]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,186
	Lloyds Banking Group plc	5.087%	11/26/28	500	504
	Lloyds Banking Group plc	5.871%	3/6/29	1,400	1,444
	Lloyds Banking Group plc	5.721%	6/5/30	700	720
	Lloyds Banking Group plc	7.953%	11/15/33	2,575	2,925
	Lloyds Banking Group plc	5.679%	1/5/35	2,250	2,274
	Lloyds Banking Group plc	5.590%	11/26/35	625	626
	Lloyds Banking Group plc	3.369%	12/14/46	520	370
	Lloyds Banking Group plc	4.344%	1/9/48	850	668
	Loews Corp.	3.750%	4/1/26	695	692
	Loews Corp.	3.200%	5/15/30	500	468
	Loews Corp.	6.000%	2/1/35	250	268
	Loews Corp.	4.125%	5/15/43	275	231
	LPL Holdings Inc.	5.700%	5/20/27	500	508
	LPL Holdings Inc.	6.750%	11/17/28	600	635
	LPL Holdings Inc.	5.200%	3/15/30	625	627
	LPL Holdings Inc.	6.000%	5/20/34	500	510
	LPL Holdings Inc.	5.650%	3/15/35	500	495
	M&T Bank Corp.	4.553%	8/16/28	500	496
[7]	M&T Bank Corp.	4.833%	1/16/29	125	125
	M&T Bank Corp.	7.413%	10/30/29	1,500	1,615
	M&T Bank Corp.	6.082%	3/13/32	415	430
	M&T Bank Corp.	5.053%	1/27/34	880	850
[7]	M&T Bank Corp.	5.385%	1/16/36	300	294
	Main Street Capital Corp.	3.000%	7/14/26	458	444
	Main Street Capital Corp.	6.500%	6/4/27	700	714
	Main Street Capital Corp.	6.950%	3/1/29	450	463
[7]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	242
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,523	2,526
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,087
[7]	Manulife Financial Corp.	4.061%	2/24/32	760	746
	Manulife Financial Corp.	5.375%	3/4/46	850	829
	Marex Group plc	6.404%	11/4/29	300	305
	Markel Group Inc.	3.500%	11/1/27	200	195
	Markel Group Inc.	3.350%	9/17/29	250	237
	Markel Group Inc.	5.000%	4/5/46	1,100	974
	Markel Group Inc.	4.300%	11/1/47	200	160
	Markel Group Inc.	5.000%	5/20/49	200	176
	Markel Group Inc.	3.450%	5/7/52	500	338
	Markel Group Inc.	6.000%	5/16/54	500	503
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	670	673
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	875	872
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	700	701
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	587
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	850	853
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	215
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,111
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	400	411
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	400	404
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	1,675	1,657
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	379
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,600	1,446
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	125
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	500	537
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	265	257
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	890	903
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	364	352
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	1,160	1,118
	Mastercard Inc.	2.950%	11/21/26	510	500
	Mastercard Inc.	3.300%	3/26/27	2,550	2,509
	Mastercard Inc.	4.100%	1/15/28	502	501
	Mastercard Inc.	3.500%	2/26/28	450	442
	Mastercard Inc.	4.875%	3/9/28	500	509
	Mastercard Inc.	4.550%	3/15/28	357	360
	Mastercard Inc.	2.950%	6/1/29	500	474
	Mastercard Inc.	3.350%	3/26/30	1,250	1,189
	Mastercard Inc.	1.900%	3/15/31	1,550	1,344
	Mastercard Inc.	2.000%	11/18/31	700	597
	Mastercard Inc.	4.350%	1/15/32	1,009	991
	Mastercard Inc.	4.950%	3/15/32	600	610
	Mastercard Inc.	4.875%	5/9/34	500	501
	Mastercard Inc.	4.550%	1/15/35	829	807
	Mastercard Inc.	3.800%	11/21/46	350	280
	Mastercard Inc.	3.950%	2/26/48	550	448
	Mastercard Inc.	3.650%	6/1/49	835	643
	Mastercard Inc.	3.850%	3/26/50	1,400	1,108
	Mastercard Inc.	2.950%	3/15/51	500	331
	Mercury General Corp.	4.400%	3/15/27	315	310
	MetLife Inc.	4.550%	3/23/30	956	957
	MetLife Inc.	6.500%	12/15/32	250	277
	MetLife Inc.	5.375%	7/15/33	1,103	1,136
	MetLife Inc.	6.375%	6/15/34	505	551
	MetLife Inc.	5.300%	12/15/34	1,450	1,472
	MetLife Inc.	5.700%	6/15/35	425	444
[7]	MetLife Inc.	6.400%	12/15/36	1,505	1,527
	MetLife Inc.	5.875%	2/6/41	645	670
	MetLife Inc.	4.875%	11/13/43	1,396	1,275
	MetLife Inc.	4.721%	12/15/44	150	133
	MetLife Inc.	4.050%	3/1/45	1,000	811
	MetLife Inc.	5.000%	7/15/52	1,600	1,454
	MetLife Inc.	5.250%	1/15/54	630	598
[7]	MetLife Inc.	6.350%	3/15/55	781	783
	MGIC Investment Corp.	5.250%	8/15/28	150	148
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	684
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,258
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	481
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	977
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,590
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	668
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	631
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,467
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	1,018
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,251
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	778
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,063
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	750	764
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	871
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	900	914
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,142
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	286
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	626
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	3,102	3,171
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	2,100	2,126
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	589	602
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	184
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,216
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	247
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,925
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	650
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	395
	Mizuho Financial Group Inc.	5.778%	7/6/29	1,025	1,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	985
[7]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,243
	Mizuho Financial Group Inc.	5.098%	5/13/31	260	262
[7]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	893
	Mizuho Financial Group Inc.	2.564%	9/13/31	1,000	858
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,276
	Mizuho Financial Group Inc.	5.754%	5/27/34	1,200	1,240
	Mizuho Financial Group Inc.	5.748%	7/6/34	2,140	2,208
	Mizuho Financial Group Inc.	5.579%	5/26/35	1,000	1,022
	Mizuho Financial Group Inc.	5.594%	7/10/35	900	920
	Morgan Stanley	5.000%	11/24/25	1,100	1,102
[7]	Morgan Stanley	3.125%	7/27/26	3,150	3,096
[7]	Morgan Stanley	6.250%	8/9/26	1,294	1,324
[7]	Morgan Stanley	4.350%	9/8/26	6,479	6,449
	Morgan Stanley	3.625%	1/20/27	2,135	2,111
	Morgan Stanley	3.950%	4/23/27	745	737
	Morgan Stanley	1.593%	5/4/27	5,398	5,227
[7]	Morgan Stanley	1.512%	7/20/27	1,500	1,442
	Morgan Stanley	2.475%	1/21/28	500	482
[7]	Morgan Stanley	5.652%	4/13/28	1,050	1,071
	Morgan Stanley	4.210%	4/20/28	1,375	1,365
[7]	Morgan Stanley	3.591%	7/22/28	3,040	2,963
	Morgan Stanley	6.296%	10/18/28	2,200	2,288
[7]	Morgan Stanley	3.772%	1/24/29	2,850	2,787
	Morgan Stanley	5.123%	2/1/29	1,700	1,723
[7]	Morgan Stanley	5.164%	4/20/29	2,600	2,634
	Morgan Stanley	5.449%	7/20/29	2,125	2,173
	Morgan Stanley	6.407%	11/1/29	1,625	1,714
	Morgan Stanley	5.173%	1/16/30	2,050	2,077
[7]	Morgan Stanley	4.431%	1/23/30	300	296
	Morgan Stanley	5.656%	4/18/30	1,050	1,082
	Morgan Stanley	5.042%	7/19/30	1,700	1,713
	Morgan Stanley	4.654%	10/18/30	2,075	2,058
	Morgan Stanley	5.230%	1/15/31	1,000	1,016
[7]	Morgan Stanley	2.699%	1/22/31	775	703
[7]	Morgan Stanley	3.622%	4/1/31	8,000	7,547
[7]	Morgan Stanley	1.794%	2/13/32	2,000	1,673
	Morgan Stanley	7.250%	4/1/32	705	802
[7]	Morgan Stanley	1.928%	4/28/32	2,200	1,842
[7]	Morgan Stanley	2.239%	7/21/32	3,500	2,973
[7]	Morgan Stanley	2.511%	10/20/32	2,000	1,716
	Morgan Stanley	2.943%	1/21/33	500	438
	Morgan Stanley	4.889%	7/20/33	3,200	3,155
	Morgan Stanley	6.342%	10/18/33	2,500	2,679
[7]	Morgan Stanley	5.250%	4/21/34	2,050	2,049
[7]	Morgan Stanley	5.424%	7/21/34	2,500	2,528
	Morgan Stanley	6.627%	11/1/34	1,625	1,772
	Morgan Stanley	5.466%	1/18/35	2,453	2,483
	Morgan Stanley	5.831%	4/19/35	4,250	4,404
	Morgan Stanley	5.320%	7/19/35	1,700	1,697
	Morgan Stanley	5.587%	1/18/36	1,225	1,250
	Morgan Stanley	2.484%	9/16/36	2,700	2,236
	Morgan Stanley	5.297%	4/20/37	1,625	1,592
	Morgan Stanley	5.948%	1/19/38	840	848
[7]	Morgan Stanley	3.971%	7/22/38	2,100	1,819
	Morgan Stanley	5.942%	2/7/39	1,975	1,992
	Morgan Stanley	3.217%	4/22/42	1,375	1,026
	Morgan Stanley	6.375%	7/24/42	2,400	2,613
	Morgan Stanley	4.300%	1/27/45	2,850	2,400
[7]	Morgan Stanley	4.375%	1/22/47	1,950	1,638
[7]	Morgan Stanley	5.597%	3/24/51	2,700	2,658
[7]	Morgan Stanley	2.802%	1/25/52	2,780	1,714
	Morgan Stanley	5.516%	11/19/55	4,848	4,736
[7]	Morgan Stanley Bank NA	4.754%	4/21/26	1,365	1,369
[7]	Morgan Stanley Bank NA	5.882%	10/30/26	1,225	1,252
	Morgan Stanley Bank NA	4.447%	10/15/27	1,600	1,598
[7]	Morgan Stanley Bank NA	4.952%	1/14/28	800	805
[7]	Morgan Stanley Bank NA	5.504%	5/26/28	2,940	2,994
[7]	Morgan Stanley Bank NA	4.968%	7/14/28	850	857
	Morgan Stanley Bank NA	5.016%	1/12/29	1,665	1,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	500	505
[9,12]	MSD Investment Corp.	6.250%	5/31/30	500	496
	Nasdaq Inc.	3.850%	6/30/26	675	670
	Nasdaq Inc.	5.350%	6/28/28	705	722
	Nasdaq Inc.	1.650%	1/15/31	500	423
	Nasdaq Inc.	5.550%	2/15/34	871	893
	Nasdaq Inc.	2.500%	12/21/40	1,000	682
	Nasdaq Inc.	3.250%	4/28/50	165	111
	Nasdaq Inc.	3.950%	3/7/52	257	197
	Nasdaq Inc.	5.950%	8/15/53	1,000	1,015
	Nasdaq Inc.	6.100%	6/28/63	1,000	1,015
[7]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,750
	National Australia Bank Ltd.	5.087%	6/11/27	525	534
	National Australia Bank Ltd.	4.944%	1/12/28	850	864
	National Australia Bank Ltd.	4.900%	6/13/28	1,500	1,524
	National Australia Bank Ltd.	4.787%	1/10/29	600	608
	National Australia Bank Ltd.	4.901%	1/14/30	395	402
	National Bank of Canada	5.600%	12/18/28	800	824
[7]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	49
	NatWest Group plc	4.800%	4/5/26	225	226
	NatWest Group plc	7.472%	11/10/26	2,175	2,211
	NatWest Group plc	5.583%	3/1/28	500	508
[7]	NatWest Group plc	3.073%	5/22/28	2,450	2,369
	NatWest Group plc	5.516%	9/30/28	900	916
[7]	NatWest Group plc	4.892%	5/18/29	2,000	2,002
	NatWest Group plc	5.808%	9/13/29	800	825
[7]	NatWest Group plc	5.076%	1/27/30	3,140	3,159
[7]	NatWest Group plc	4.445%	5/8/30	175	171
	NatWest Group plc	4.964%	8/15/30	850	850
	NatWest Group plc	6.016%	3/2/34	650	678
	NatWest Group plc	6.475%	6/1/34	600	625
	NatWest Group plc	5.778%	3/1/35	1,250	1,275
[7]	NatWest Group plc	3.032%	11/28/35	1,200	1,061
	NMI Holdings Inc.	6.000%	8/15/29	123	125
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	959
	Nomura Holdings Inc.	5.594%	7/2/27	200	204
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,580
	Nomura Holdings Inc.	2.710%	1/22/29	1,350	1,249
	Nomura Holdings Inc.	5.605%	7/6/29	900	924
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,483
	Nomura Holdings Inc.	2.679%	7/16/30	750	669
	Nomura Holdings Inc.	2.608%	7/14/31	825	713
	Nomura Holdings Inc.	5.783%	7/3/34	2,100	2,149
	Northern Trust Corp.	4.000%	5/10/27	925	920
	Northern Trust Corp.	3.650%	8/3/28	325	318
	Northern Trust Corp.	3.150%	5/3/29	500	477
[7]	Northern Trust Corp.	3.375%	5/8/32	275	266
	Northern Trust Corp.	6.125%	11/2/32	810	866
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/30	200	203
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	475
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	450	463
	Oaktree Specialty Lending Corp.	6.340%	2/27/30	500	498
[7]	Oaktree Strategic Credit Fund	8.400%	11/14/28	450	487
	Old Republic International Corp.	3.875%	8/26/26	425	420
	Old Republic International Corp.	5.750%	3/28/34	300	307
	Old Republic International Corp.	3.850%	6/11/51	500	355
	ORIX Corp.	3.700%	7/18/27	650	638
	ORIX Corp.	4.650%	9/10/29	447	446
	ORIX Corp.	2.250%	3/9/31	1,000	865
	ORIX Corp.	5.400%	2/25/35	500	503
	PartnerRe Finance B LLC	3.700%	7/2/29	390	374
	PartnerRe Finance B LLC	4.500%	10/1/50	500	465
[7]	PNC Bank NA	3.100%	10/25/27	250	242
[7]	PNC Bank NA	3.250%	1/22/28	600	581
[7]	PNC Bank NA	4.050%	7/26/28	1,000	979
[7]	PNC Bank NA	2.700%	10/22/29	300	275
	PNC Financial Services Group Inc.	5.812%	6/12/26	800	801
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	812
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,914
	PNC Financial Services Group Inc.	5.102%	7/23/27	375	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	6.615%	10/20/27	800	824
	PNC Financial Services Group Inc.	5.300%	1/21/28	800	811
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,766
	PNC Financial Services Group Inc.	5.582%	6/12/29	800	822
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,223
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,050	1,078
	PNC Financial Services Group Inc.	5.222%	1/29/31	1,800	1,831
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,076
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	643
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,225	1,285
	PNC Financial Services Group Inc.	5.068%	1/24/34	1,150	1,136
	PNC Financial Services Group Inc.	5.939%	8/18/34	915	952
	PNC Financial Services Group Inc.	6.875%	10/20/34	2,000	2,211
	PNC Financial Services Group Inc.	5.676%	1/22/35	6,650	6,809
	PNC Financial Services Group Inc.	5.401%	7/23/35	1,985	1,993
	PNC Financial Services Group Inc.	5.575%	1/29/36	4,560	4,637
	Primerica Inc.	2.800%	11/19/31	500	434
	Principal Financial Group Inc.	3.100%	11/15/26	300	293
	Principal Financial Group Inc.	3.700%	5/15/29	500	483
	Principal Financial Group Inc.	2.125%	6/15/30	100	88
	Principal Financial Group Inc.	5.375%	3/15/33	500	508
	Principal Financial Group Inc.	4.625%	9/15/42	500	448
	Principal Financial Group Inc.	4.350%	5/15/43	340	293
	Principal Financial Group Inc.	4.300%	11/15/46	265	224
	Principal Financial Group Inc.	5.500%	3/15/53	500	489
	Progressive Corp.	2.450%	1/15/27	1,602	1,551
	Progressive Corp.	4.000%	3/1/29	409	403
	Progressive Corp.	6.625%	3/1/29	150	161
	Progressive Corp.	3.000%	3/15/32	1,250	1,118
	Progressive Corp.	4.950%	6/15/33	450	452
	Progressive Corp.	3.700%	1/26/45	250	195
	Progressive Corp.	4.125%	4/15/47	385	315
	Progressive Corp.	4.200%	3/15/48	465	385
	Progressive Corp.	3.950%	3/26/50	870	681
	Progressive Corp.	3.700%	3/15/52	500	372
[7]	Prudential Financial Inc.	5.750%	7/15/33	345	363
	Prudential Financial Inc.	5.200%	3/14/35	240	240
[7]	Prudential Financial Inc.	5.700%	12/14/36	805	839
[7]	Prudential Financial Inc.	6.625%	12/1/37	300	332
[7]	Prudential Financial Inc.	6.625%	6/21/40	250	280
[7]	Prudential Financial Inc.	5.100%	8/15/43	188	175
[7]	Prudential Financial Inc.	4.600%	5/15/44	1,100	968
[7]	Prudential Financial Inc.	5.375%	5/15/45	346	345
	Prudential Financial Inc.	3.905%	12/7/47	1,332	1,026
[7]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,151
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,078
[7]	Prudential Financial Inc.	4.350%	2/25/50	535	440
[7]	Prudential Financial Inc.	3.700%	10/1/50	700	631
[7]	Prudential Financial Inc.	3.700%	3/13/51	800	586
	Prudential Financial Inc.	5.125%	3/1/52	750	713
	Prudential Financial Inc.	6.000%	9/1/52	450	450
	Prudential Financial Inc.	6.750%	3/1/53	500	520
	Prudential Financial Inc.	6.500%	3/15/54	1,225	1,249
	Prudential Funding Asia plc	3.125%	4/14/30	740	689
	Prudential Funding Asia plc	3.625%	3/24/32	500	461
	Radian Group Inc.	6.200%	5/15/29	651	672
	Raymond James Financial Inc.	4.650%	4/1/30	250	251
	Raymond James Financial Inc.	4.950%	7/15/46	675	610
	Raymond James Financial Inc.	3.750%	4/1/51	500	363
[7]	Regions Bank	6.450%	6/26/37	500	517
	Regions Financial Corp.	1.800%	8/12/28	500	455
	Regions Financial Corp.	5.722%	6/6/30	850	870
	Regions Financial Corp.	5.502%	9/6/35	280	276
	Regions Financial Corp.	7.375%	12/10/37	500	561
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	325
	Reinsurance Group of America Inc.	3.900%	5/15/29	500	484
	Reinsurance Group of America Inc.	6.000%	9/15/33	575	596
	Reinsurance Group of America Inc.	5.750%	9/15/34	750	762
	Reinsurance Group of America Inc.	6.650%	9/15/55	600	591
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	400	382
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	606	617
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	425	435
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,620
[7]	Royal Bank of Canada	1.150%	7/14/26	600	577
[7]	Royal Bank of Canada	1.400%	11/2/26	500	478
[7]	Royal Bank of Canada	4.875%	1/19/27	600	605
[7]	Royal Bank of Canada	2.050%	1/21/27	350	337
	Royal Bank of Canada	3.625%	5/4/27	925	912
[7]	Royal Bank of Canada	5.069%	7/23/27	700	704
[7]	Royal Bank of Canada	4.240%	8/3/27	675	673
[7]	Royal Bank of Canada	4.510%	10/18/27	490	490
[7]	Royal Bank of Canada	6.000%	11/1/27	875	909
[7]	Royal Bank of Canada	4.900%	1/12/28	850	860
[7]	Royal Bank of Canada	4.522%	10/18/28	490	489
[7]	Royal Bank of Canada	4.965%	1/24/29	850	856
[7]	Royal Bank of Canada	4.950%	2/1/29	600	607
[7]	Royal Bank of Canada	4.969%	8/2/30	475	478
[7]	Royal Bank of Canada	5.153%	2/4/31	2,000	2,024
[7]	Royal Bank of Canada	2.300%	11/3/31	3,650	3,130
	Royal Bank of Canada	3.875%	5/4/32	925	867
[7]	Royal Bank of Canada	5.000%	2/1/33	1,785	1,780
[7]	Royal Bank of Canada	5.000%	5/2/33	825	821
[7]	Royal Bank of Canada	5.150%	2/1/34	600	604
	Santander Holdings USA Inc.	3.244%	10/5/26	4,867	4,755
	Santander Holdings USA Inc.	2.490%	1/6/28	925	887
	Santander Holdings USA Inc.	6.499%	3/9/29	650	673
	Santander Holdings USA Inc.	6.174%	1/9/30	600	616
	Santander Holdings USA Inc.	7.660%	11/9/31	500	550
[7]	Santander UK Group Holdings plc	3.823%	11/3/28	500	486
	Santander UK Group Holdings plc	6.534%	1/10/29	1,100	1,143
	Santander UK Group Holdings plc	2.896%	3/15/32	500	440
	Selective Insurance Group Inc.	5.900%	4/15/35	120	121
	Selective Insurance Group Inc.	5.375%	3/1/49	240	219
	SiriusPoint Ltd.	7.000%	4/5/29	176	184
	Sixth Street Lending Partners	6.500%	3/11/29	625	639
	Sixth Street Lending Partners	5.750%	1/15/30	750	743
[12]	Sixth Street Lending Partners	6.125%	7/15/30	150	151
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	540	547
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	500	495
[12]	Societe Generale SA	3.000%	1/22/30	1,000	914
	State Street Bank & Trust Co.	4.782%	11/23/29	850	858
	State Street Corp.	5.104%	5/18/26	2,850	2,852
	State Street Corp.	2.650%	5/19/26	4,500	4,427
	State Street Corp.	5.272%	8/3/26	1,000	1,011
	State Street Corp.	4.993%	3/18/27	825	836
	State Street Corp.	4.536%	2/28/28	850	854
	State Street Corp.	5.820%	11/4/28	500	517
	State Street Corp.	4.530%	2/20/29	400	400
	State Street Corp.	5.684%	11/21/29	800	831
[7]	State Street Corp.	4.141%	12/3/29	800	789
	State Street Corp.	2.400%	1/24/30	625	570
	State Street Corp.	4.729%	2/28/30	850	855
	State Street Corp.	2.200%	3/3/31	500	434
	State Street Corp.	4.675%	10/22/32	2,500	2,472
	State Street Corp.	4.821%	1/26/34	610	599
	State Street Corp.	5.159%	5/18/34	1,000	1,006
[7]	State Street Corp.	3.031%	11/1/34	550	501
	State Street Corp.	6.123%	11/21/34	500	525
	State Street Corp.	5.146%	2/28/36	850	852
	Stewart Information Services Corp.	3.600%	11/15/31	375	335
	Stifel Financial Corp.	4.000%	5/15/30	100	96
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	530	539
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,173
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	958
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	636
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	985
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	505
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,544
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	500	513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,659
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	3,650	3,589
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,744
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,250	3,232
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	935
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	368
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,073
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	550	560
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,138
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	632
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	853
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	525	537
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	1,380	1,434
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	2,600	2,711
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	850	872
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	404
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	814	883
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	1,375	1,400
	Synchrony Financial	3.700%	8/4/26	500	491
	Synchrony Financial	3.950%	12/1/27	1,125	1,096
	Synchrony Financial	5.450%	3/6/31	625	621
	Synchrony Financial	2.875%	10/28/31	400	338
	Synovus Bank	5.625%	2/15/28	1,050	1,055
	Synovus Financial Corp.	6.168%	11/1/30	500	506
[7]	Toronto-Dominion Bank	5.532%	7/17/26	1,000	1,013
[7]	Toronto-Dominion Bank	1.250%	9/10/26	600	574
[7]	Toronto-Dominion Bank	1.950%	1/12/27	500	478
[7]	Toronto-Dominion Bank	2.800%	3/10/27	1,250	1,212
[7]	Toronto-Dominion Bank	4.980%	4/5/27	675	682
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	2,035
	Toronto-Dominion Bank	5.156%	1/10/28	1,085	1,103
	Toronto-Dominion Bank	4.861%	1/31/28	374	378
[7]	Toronto-Dominion Bank	5.523%	7/17/28	1,000	1,028
[7]	Toronto-Dominion Bank	4.994%	4/5/29	675	684
[7]	Toronto-Dominion Bank	2.000%	9/10/31	600	513
[7]	Toronto-Dominion Bank	3.625%	9/15/31	500	490
[7]	Toronto-Dominion Bank	2.450%	1/12/32	500	426
	Toronto-Dominion Bank	5.298%	1/30/32	455	463
[7]	Toronto-Dominion Bank	3.200%	3/10/32	2,491	2,222
	Toronto-Dominion Bank	4.456%	6/8/32	1,809	1,746
	Toronto-Dominion Bank	5.146%	9/10/34	500	496
	TPG Operating Group II LP	5.875%	3/5/34	700	716
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	764
	Travelers Cos. Inc.	6.750%	6/20/36	475	537
[7]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,150
	Travelers Cos. Inc.	5.350%	11/1/40	1,730	1,711
	Travelers Cos. Inc.	4.600%	8/1/43	500	446
	Travelers Cos. Inc.	4.300%	8/25/45	250	212
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	843
	Travelers Cos. Inc.	4.050%	3/7/48	250	202
	Travelers Cos. Inc.	4.100%	3/4/49	350	281
	Travelers Cos. Inc.	2.550%	4/27/50	500	299
	Travelers Property Casualty Corp.	6.375%	3/15/33	113	125
[7]	Truist Bank	3.300%	5/15/26	1,216	1,198
[7]	Truist Bank	3.800%	10/30/26	400	395
[7]	Truist Bank	2.250%	3/11/30	800	702
[7]	Truist Financial Corp.	6.047%	6/8/27	1,200	1,220
[7]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,550
[7]	Truist Financial Corp.	4.873%	1/26/29	1,800	1,810
[7]	Truist Financial Corp.	3.875%	3/19/29	600	580
[7]	Truist Financial Corp.	1.887%	6/7/29	675	618
[7]	Truist Financial Corp.	7.161%	10/30/29	950	1,023
[7]	Truist Financial Corp.	5.435%	1/24/30	1,225	1,250
[7]	Truist Financial Corp.	1.950%	6/5/30	300	261
[7]	Truist Financial Corp.	4.916%	7/28/33	800	763
[7]	Truist Financial Corp.	6.123%	10/28/33	300	315
[7]	Truist Financial Corp.	5.122%	1/26/34	2,125	2,082
[7]	Truist Financial Corp.	5.867%	6/8/34	1,100	1,131
[7]	Truist Financial Corp.	5.711%	1/24/35	1,475	1,506
	UBS AG	1.250%	6/1/26	1,100	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UBS AG	1.250%	8/7/26	1,165	1,117
	UBS AG	5.000%	7/9/27	1,000	1,011
	UBS AG	4.864%	1/10/28	675	678
	UBS AG	7.500%	2/15/28	3,088	3,325
	UBS AG	5.650%	9/11/28	1,100	1,137
	UBS AG	4.500%	6/26/48	850	726
	UBS Group AG	4.550%	4/17/26	1,690	1,691
[12]	UBS Group AG	4.194%	4/1/31	1,000	964
	UBS Group AG	4.875%	5/15/45	1,680	1,511
	Unum Group	4.000%	6/15/29	210	204
	Unum Group	5.750%	8/15/42	400	395
	Unum Group	4.500%	12/15/49	500	399
	Unum Group	4.125%	6/15/51	500	374
	Unum Group	6.000%	6/15/54	265	265
[7]	US Bancorp	3.100%	4/27/26	2,257	2,223
[7]	US Bancorp	2.375%	7/22/26	125	122
[7]	US Bancorp	3.150%	4/27/27	3,314	3,235
	US Bancorp	6.787%	10/26/27	800	826
[7]	US Bancorp	2.215%	1/27/28	800	767
[7]	US Bancorp	3.900%	4/26/28	525	517
[7]	US Bancorp	4.548%	7/22/28	1,510	1,510
	US Bancorp	5.775%	6/12/29	1,225	1,263
[7]	US Bancorp	3.000%	7/30/29	1,775	1,654
	US Bancorp	5.384%	1/23/30	2,550	2,600
	US Bancorp	5.100%	7/23/30	985	996
	US Bancorp	5.046%	2/12/31	510	515
[7]	US Bancorp	2.677%	1/27/33	500	429
[7]	US Bancorp	4.967%	7/22/33	1,130	1,086
	US Bancorp	5.850%	10/21/33	1,525	1,579
	US Bancorp	4.839%	2/1/34	1,920	1,863
	US Bancorp	5.836%	6/12/34	2,025	2,091
	US Bancorp	5.678%	1/23/35	2,700	2,760
	US Bancorp	5.424%	2/12/36	510	513
	US Bancorp	2.491%	11/3/36	980	813
	US Bank NA	4.507%	10/22/27	1,050	1,049
	Visa Inc.	1.900%	4/15/27	886	848
	Visa Inc.	0.750%	8/15/27	500	462
	Visa Inc.	2.750%	9/15/27	896	867
	Visa Inc.	2.050%	4/15/30	975	874
	Visa Inc.	1.100%	2/15/31	800	668
	Visa Inc.	4.150%	12/14/35	1,250	1,182
	Visa Inc.	2.700%	4/15/40	1,450	1,089
	Visa Inc.	4.300%	12/14/45	2,580	2,249
	Visa Inc.	3.650%	9/15/47	655	510
	Visa Inc.	2.000%	8/15/50	1,500	822
	Voya Financial Inc.	3.650%	6/15/26	750	741
	Voya Financial Inc.	5.700%	7/15/43	650	627
	Voya Financial Inc.	4.800%	6/15/46	125	108
	W R Berkley Corp.	4.750%	8/1/44	290	257
	W R Berkley Corp.	3.550%	3/30/52	1,000	704
	W R Berkley Corp.	3.150%	9/30/61	500	301
	Wachovia Corp.	7.500%	4/15/35	150	174
	Wachovia Corp.	5.500%	8/1/35	325	326
	Wachovia Corp.	6.550%	10/15/35	100	109
	Webster Financial Corp.	4.100%	3/25/29	245	235
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,968
[7]	Wells Fargo & Co.	4.100%	6/3/26	7,151	7,105
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,224
[7]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,492
[7]	Wells Fargo & Co.	4.900%	1/24/28	1,800	1,810
[7]	Wells Fargo & Co.	3.526%	3/24/28	1,500	1,469
[7]	Wells Fargo & Co.	5.707%	4/22/28	2,525	2,580
[7]	Wells Fargo & Co.	3.584%	5/22/28	1,048	1,026
[7]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,431
[7]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,218
[7]	Wells Fargo & Co.	4.150%	1/24/29	200	197
[7]	Wells Fargo & Co.	5.574%	7/25/29	2,000	2,054
	Wells Fargo & Co.	6.303%	10/23/29	2,195	2,307
[7]	Wells Fargo & Co.	2.879%	10/30/30	8,000	7,373
	Wells Fargo & Co.	5.244%	1/24/31	1,500	1,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Wells Fargo & Co.	4.478%	4/4/31	5,210	5,118
[7]	Wells Fargo & Co.	4.897%	7/25/33	6,700	6,604
	Wells Fargo & Co.	5.389%	4/24/34	4,419	4,448
[7]	Wells Fargo & Co.	5.557%	7/25/34	5,000	5,083
	Wells Fargo & Co.	6.491%	10/23/34	1,750	1,888
	Wells Fargo & Co.	5.499%	1/23/35	2,420	2,452
	Wells Fargo & Co.	5.211%	12/3/35	2,125	2,109
[7]	Wells Fargo & Co.	5.950%	12/15/36	225	227
[7]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,470
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,817
[7]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,844
	Wells Fargo & Co.	3.900%	5/1/45	650	513
[7]	Wells Fargo & Co.	4.900%	11/17/45	2,300	1,994
[7]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,109
[7]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,833
[7]	Wells Fargo & Co.	5.013%	4/4/51	4,500	4,049
[7]	Wells Fargo & Co.	4.611%	4/25/53	2,850	2,419
[7]	Wells Fargo Bank NA	5.450%	8/7/26	1,425	1,445
	Wells Fargo Bank NA	5.254%	12/11/26	2,000	2,028
	Wells Fargo Bank NA	5.950%	8/26/36	550	573
[7]	Wells Fargo Bank NA	5.850%	2/1/37	425	440
[7]	Wells Fargo Bank NA	6.600%	1/15/38	605	665
	Western Union Co.	2.750%	3/15/31	500	433
	Western Union Co.	6.200%	11/17/36	410	417
	Westpac Banking Corp.	5.200%	4/16/26	625	631
	Westpac Banking Corp.	2.850%	5/13/26	450	443
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,533
[7]	Westpac Banking Corp.	4.600%	10/20/26	505	508
	Westpac Banking Corp.	3.350%	3/8/27	800	787
	Westpac Banking Corp.	5.535%	11/17/28	800	831
	Westpac Banking Corp.	1.953%	11/20/28	900	828
	Westpac Banking Corp.	5.050%	4/16/29	625	640
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,492
	Westpac Banking Corp.	5.405%	8/10/33	875	870
	Westpac Banking Corp.	6.820%	11/17/33	600	654
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,671
	Westpac Banking Corp.	2.668%	11/15/35	2,050	1,779
[7]	Westpac Banking Corp.	5.618%	11/20/35	1,365	1,355
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,727
	Westpac Banking Corp.	2.963%	11/16/40	1,000	735
	Willis North America Inc.	4.500%	9/15/28	1,500	1,489
	Willis North America Inc.	2.950%	9/15/29	660	609
	Willis North America Inc.	5.350%	5/15/33	300	302
	Willis North America Inc.	5.050%	9/15/48	200	177
	Willis North America Inc.	3.875%	9/15/49	625	457
	Willis North America Inc.	5.900%	3/5/54	625	614
	XL Group Ltd.	5.250%	12/15/43	100	95
	Zions Bancorp NA	3.250%	10/29/29	250	225
	Zions Bancorp NA	6.816%	11/19/35	250	255
					1,703,467
Health Care (1.2%)
	Abbott Laboratories	3.750%	11/30/26	502	499
	Abbott Laboratories	1.150%	1/30/28	1,850	1,711
	Abbott Laboratories	1.400%	6/30/30	400	346
	Abbott Laboratories	4.750%	11/30/36	700	688
	Abbott Laboratories	6.150%	11/30/37	425	471
	Abbott Laboratories	6.000%	4/1/39	250	274
	Abbott Laboratories	5.300%	5/27/40	310	317
	Abbott Laboratories	4.750%	4/15/43	500	473
	Abbott Laboratories	4.900%	11/30/46	2,615	2,474
	AbbVie Inc.	3.200%	5/14/26	2,321	2,292
	AbbVie Inc.	2.950%	11/21/26	4,390	4,298
	AbbVie Inc.	4.800%	3/15/27	2,500	2,526
	AbbVie Inc.	4.650%	3/15/28	1,050	1,058
	AbbVie Inc.	4.250%	11/14/28	1,475	1,471
	AbbVie Inc.	4.800%	3/15/29	2,350	2,379
	AbbVie Inc.	3.200%	11/21/29	5,600	5,290
	AbbVie Inc.	4.875%	3/15/30	850	862
	AbbVie Inc.	4.950%	3/15/31	1,850	1,879

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	5.050%	3/15/34	2,500	2,518
	AbbVie Inc.	4.550%	3/15/35	1,725	1,665
	AbbVie Inc.	5.200%	3/15/35	750	762
	AbbVie Inc.	4.500%	5/14/35	2,105	2,019
	AbbVie Inc.	4.300%	5/14/36	1,375	1,285
	AbbVie Inc.	4.050%	11/21/39	3,977	3,489
	AbbVie Inc.	4.625%	10/1/42	430	390
	AbbVie Inc.	4.400%	11/6/42	2,119	1,871
	AbbVie Inc.	4.850%	6/15/44	1,195	1,105
	AbbVie Inc.	4.750%	3/15/45	525	478
	AbbVie Inc.	4.700%	5/14/45	2,257	2,035
	AbbVie Inc.	4.450%	5/14/46	2,100	1,822
	AbbVie Inc.	4.875%	11/14/48	900	823
	AbbVie Inc.	4.250%	11/21/49	5,840	4,842
	AbbVie Inc.	5.400%	3/15/54	2,925	2,873
	AbbVie Inc.	5.600%	3/15/55	500	505
	AbbVie Inc.	5.500%	3/15/64	1,500	1,476
	Adventist Health System	5.430%	3/1/32	500	506
	Adventist Health System	5.757%	12/1/34	375	376
	Adventist Health System	3.630%	3/1/49	375	262
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	325	318
[7]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	89
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	318
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	180
[7]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	200
	Aetna Inc.	6.625%	6/15/36	1,300	1,387
	Aetna Inc.	6.750%	12/15/37	350	377
	Aetna Inc.	4.500%	5/15/42	375	311
	Agilent Technologies Inc.	3.050%	9/22/26	450	440
	Agilent Technologies Inc.	2.750%	9/15/29	468	431
	Agilent Technologies Inc.	2.100%	6/4/30	325	286
	Agilent Technologies Inc.	2.300%	3/12/31	500	434
	Agilent Technologies Inc.	4.750%	9/9/34	500	484
	AHS Hospital Corp.	5.024%	7/1/45	325	308
[7]	AHS Hospital Corp.	2.780%	7/1/51	500	312
[7]	Allina Health System	3.887%	4/15/49	325	249
	Amgen Inc.	2.600%	8/19/26	1,845	1,801
	Amgen Inc.	2.200%	2/21/27	1,725	1,657
	Amgen Inc.	3.200%	11/2/27	1,000	971
	Amgen Inc.	5.150%	3/2/28	3,475	3,537
	Amgen Inc.	1.650%	8/15/28	1,000	913
	Amgen Inc.	3.000%	2/22/29	3,700	3,505
	Amgen Inc.	4.050%	8/18/29	1,050	1,027
	Amgen Inc.	2.450%	2/21/30	1,675	1,512
	Amgen Inc.	5.250%	3/2/30	1,300	1,330
	Amgen Inc.	2.300%	2/25/31	2,100	1,835
	Amgen Inc.	2.000%	1/15/32	2,850	2,382
	Amgen Inc.	3.350%	2/22/32	1,000	912
	Amgen Inc.	4.200%	3/1/33	625	592
	Amgen Inc.	5.250%	3/2/33	5,565	5,645
	Amgen Inc.	3.150%	2/21/40	3,000	2,292
	Amgen Inc.	2.800%	8/15/41	650	465
	Amgen Inc.	4.950%	10/1/41	500	461
	Amgen Inc.	5.150%	11/15/41	451	426
	Amgen Inc.	5.600%	3/2/43	945	937
	Amgen Inc.	4.400%	5/1/45	1,875	1,585
	Amgen Inc.	4.563%	6/15/48	656	552
	Amgen Inc.	3.375%	2/21/50	1,675	1,174
	Amgen Inc.	4.663%	6/15/51	3,189	2,724
	Amgen Inc.	3.000%	1/15/52	750	484
	Amgen Inc.	4.200%	2/22/52	800	629
	Amgen Inc.	5.650%	3/2/53	3,000	2,942
	Amgen Inc.	2.770%	9/1/53	2,776	1,645
	Amgen Inc.	4.400%	2/22/62	700	551
	Amgen Inc.	5.750%	3/2/63	2,250	2,192
[7]	Ascension Health	2.532%	11/15/29	1,056	969
[7]	Ascension Health	3.106%	11/15/39	300	235
	Ascension Health	3.945%	11/15/46	1,150	933
[7]	Ascension Health	4.847%	11/15/53	610	560
	AstraZeneca Finance LLC	1.200%	5/28/26	500	483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca Finance LLC	4.800%	2/26/27	1,400	1,415
	AstraZeneca Finance LLC	4.875%	3/3/28	650	660
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	1,017
	AstraZeneca Finance LLC	4.850%	2/26/29	1,050	1,065
	AstraZeneca Finance LLC	4.900%	3/3/30	650	663
	AstraZeneca Finance LLC	4.900%	2/26/31	1,000	1,017
	AstraZeneca Finance LLC	2.250%	5/28/31	500	438
	AstraZeneca Finance LLC	4.875%	3/3/33	650	654
	AstraZeneca Finance LLC	5.000%	2/26/34	1,275	1,286
	AstraZeneca plc	0.700%	4/8/26	1,000	965
	AstraZeneca plc	3.125%	6/12/27	500	489
	AstraZeneca plc	1.375%	8/6/30	1,020	868
	AstraZeneca plc	6.450%	9/15/37	2,530	2,828
	AstraZeneca plc	4.000%	9/18/42	845	714
	AstraZeneca plc	4.375%	11/16/45	1,475	1,283
	AstraZeneca plc	2.125%	8/6/50	700	387
	AstraZeneca plc	3.000%	5/28/51	250	167
	Banner Health	2.338%	1/1/30	375	340
	Banner Health	1.897%	1/1/31	500	431
	Banner Health	2.907%	1/1/42	500	364
[7]	Banner Health	3.181%	1/1/50	225	154
	Banner Health	2.913%	1/1/51	500	324
[7]	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	500	305
[7]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	353
	Baxalta Inc.	4.000%	6/23/25	1,411	1,408
	Baxalta Inc.	5.250%	6/23/45	415	392
	Baxter International Inc.	2.600%	8/15/26	400	389
	Baxter International Inc.	1.915%	2/1/27	1,125	1,073
	Baxter International Inc.	2.272%	12/1/28	1,175	1,079
	Baxter International Inc.	3.950%	4/1/30	555	534
	Baxter International Inc.	1.730%	4/1/31	600	502
	Baxter International Inc.	2.539%	2/1/32	1,275	1,093
	Baxter International Inc.	3.500%	8/15/46	375	267
	Baxter International Inc.	3.132%	12/1/51	950	604
[7]	Baylor Scott & White Holdings	1.777%	11/15/30	500	429
	Baylor Scott & White Holdings	4.185%	11/15/45	400	336
[7]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	959
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,405
	Becton Dickinson & Co.	4.693%	2/13/28	750	753
	Becton Dickinson & Co.	4.874%	2/8/29	166	167
	Becton Dickinson & Co.	5.081%	6/7/29	500	507
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	912
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	853
	Becton Dickinson & Co.	4.298%	8/22/32	350	335
	Becton Dickinson & Co.	5.110%	2/8/34	500	499
	Becton Dickinson & Co.	4.685%	12/15/44	675	590
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,057
[7]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	319
	Biogen Inc.	2.250%	5/1/30	1,425	1,257
	Biogen Inc.	3.150%	5/1/50	645	405
	Biogen Inc.	3.250%	2/15/51	589	376
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	244
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	451
[7]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	175	174
[7]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	293
[7]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	216
[7]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	172
	Boston Scientific Corp.	2.650%	6/1/30	700	638
	Boston Scientific Corp.	6.500%	11/15/35	225	250
	Boston Scientific Corp.	4.550%	3/1/39	559	523
	Boston Scientific Corp.	7.375%	1/15/40	225	272
	Boston Scientific Corp.	4.700%	3/1/49	1,064	954
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,288
	Bristol-Myers Squibb Co.	4.900%	2/22/27	850	861
	Bristol-Myers Squibb Co.	3.450%	11/15/27	495	485
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,250	1,238
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,500	1,525
	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,050	2,925
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	425
	Bristol-Myers Squibb Co.	5.100%	2/22/31	1,050	1,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	2.950%	3/15/32	1,000	892
	Bristol-Myers Squibb Co.	5.900%	11/15/33	800	855
	Bristol-Myers Squibb Co.	5.200%	2/22/34	2,400	2,442
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,530	1,352
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	292
	Bristol-Myers Squibb Co.	4.625%	5/15/44	650	581
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,464
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	1,826
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	2,739
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	677
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,149	2,320
	Bristol-Myers Squibb Co.	6.250%	11/15/53	800	861
	Bristol-Myers Squibb Co.	5.550%	2/22/54	2,300	2,266
	Bristol-Myers Squibb Co.	3.900%	3/15/62	825	596
	Bristol-Myers Squibb Co.	6.400%	11/15/63	1,250	1,369
	Bristol-Myers Squibb Co.	5.650%	2/22/64	1,450	1,421
	Cardinal Health Inc.	4.700%	11/15/26	400	402
	Cardinal Health Inc.	5.125%	2/15/29	550	558
	Cardinal Health Inc.	5.000%	11/15/29	575	580
	Cardinal Health Inc.	5.450%	2/15/34	425	431
	Cardinal Health Inc.	5.350%	11/15/34	950	953
	Cardinal Health Inc.	4.600%	3/15/43	400	344
	Cardinal Health Inc.	4.500%	11/15/44	250	211
	Cardinal Health Inc.	4.368%	6/15/47	850	697
	Cardinal Health Inc.	5.750%	11/15/54	500	488
[7]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	346
	Cencora Inc.	3.450%	12/15/27	700	681
	Cencora Inc.	4.625%	12/15/27	300	301
	Cencora Inc.	4.850%	12/15/29	250	251
	Cencora Inc.	2.800%	5/15/30	975	892
	Cencora Inc.	2.700%	3/15/31	1,000	890
	Cencora Inc.	5.125%	2/15/34	425	424
	Cencora Inc.	5.150%	2/15/35	600	600
	Cencora Inc.	4.300%	12/15/47	816	662
	Centene Corp.	4.250%	12/15/27	2,262	2,209
	Centene Corp.	2.450%	7/15/28	2,267	2,070
	Centene Corp.	4.625%	12/15/29	3,096	2,966
	Centene Corp.	3.375%	2/15/30	1,035	937
	Centene Corp.	3.000%	10/15/30	1,954	1,710
	Centene Corp.	2.500%	3/1/31	1,869	1,577
	Centene Corp.	2.625%	8/1/31	1,210	1,018
	Children's Health System of Texas	2.511%	8/15/50	500	300
[7]	Children's Hospital	2.928%	7/15/50	500	318
[7]	Children's Hospital Corp.	4.115%	1/1/47	200	168
[7]	Children's Hospital Corp.	2.585%	2/1/50	200	121
	Children's Hospital Medical Center	4.268%	5/15/44	150	131
[7]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	314
[7]	CHRISTUS Health	4.341%	7/1/28	425	421
[7]	Cigna Group	3.400%	3/1/27	2,850	2,795
	Cigna Group	4.375%	10/15/28	1,775	1,762
	Cigna Group	5.000%	5/15/29	850	861
	Cigna Group	2.400%	3/15/30	1,317	1,183
	Cigna Group	5.125%	5/15/31	625	634
	Cigna Group	5.250%	2/15/34	1,000	1,004
	Cigna Group	4.800%	8/15/38	1,970	1,839
	Cigna Group	3.200%	3/15/40	1,250	947
[7]	Cigna Group	6.125%	11/15/41	334	345
[7]	Cigna Group	4.800%	7/15/46	4,550	3,956
[7]	Cigna Group	3.875%	10/15/47	25	19
	Cigna Group	4.900%	12/15/48	825	720
	Cigna Group	3.400%	3/15/50	1,725	1,163
	Cigna Group	3.400%	3/15/51	1,000	670
	Cigna Group	5.600%	2/15/54	800	762
[7]	City of Hope	5.623%	11/15/43	250	244
[7]	City of Hope	4.378%	8/15/48	500	410
	Cleveland Clinic Foundation	4.858%	1/1/14	325	280
	CommonSpirit Health	3.347%	10/1/29	725	682
	CommonSpirit Health	2.782%	10/1/30	500	449
	CommonSpirit Health	5.205%	12/1/31	925	933
	CommonSpirit Health	5.318%	12/1/34	525	520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	CommonSpirit Health	4.350%	11/1/42	790	662
	CommonSpirit Health	3.817%	10/1/49	225	169
	CommonSpirit Health	4.187%	10/1/49	780	608
	CommonSpirit Health	3.910%	10/1/50	830	613
	CommonSpirit Health	5.548%	12/1/54	462	437
[7]	Community Health Network Inc.	3.099%	5/1/50	965	621
[7]	Corewell Health Obligated Group	3.487%	7/15/49	275	203
[7]	Cottage Health Obligated Group	3.304%	11/1/49	425	301
	CVS Health Corp.	2.875%	6/1/26	3,547	3,476
	CVS Health Corp.	3.000%	8/15/26	1,300	1,271
	CVS Health Corp.	3.625%	4/1/27	475	466
	CVS Health Corp.	1.300%	8/21/27	1,750	1,616
	CVS Health Corp.	4.300%	3/25/28	4,084	4,033
	CVS Health Corp.	5.000%	1/30/29	3,000	3,015
	CVS Health Corp.	5.400%	6/1/29	750	764
	CVS Health Corp.	3.250%	8/15/29	1,950	1,820
	CVS Health Corp.	5.125%	2/21/30	1,000	1,006
	CVS Health Corp.	3.750%	4/1/30	1,563	1,474
	CVS Health Corp.	1.750%	8/21/30	2,000	1,693
	CVS Health Corp.	5.250%	1/30/31	500	504
	CVS Health Corp.	1.875%	2/28/31	1,100	920
	CVS Health Corp.	5.550%	6/1/31	825	842
	CVS Health Corp.	5.250%	2/21/33	1,800	1,777
	CVS Health Corp.	5.300%	6/1/33	1,050	1,039
	CVS Health Corp.	5.700%	6/1/34	1,050	1,066
	CVS Health Corp.	4.875%	7/20/35	525	493
	CVS Health Corp.	4.780%	3/25/38	3,400	3,057
	CVS Health Corp.	6.125%	9/15/39	575	586
	CVS Health Corp.	5.300%	12/5/43	375	336
	CVS Health Corp.	5.125%	7/20/45	4,100	3,576
	CVS Health Corp.	5.050%	3/25/48	6,809	5,810
	CVS Health Corp.	5.625%	2/21/53	1,000	914
	CVS Health Corp.	5.875%	6/1/53	1,061	1,001
	CVS Health Corp.	6.050%	6/1/54	825	801
	CVS Health Corp.	6.000%	6/1/63	670	632
	Danaher Corp.	2.600%	10/1/50	550	333
	Danaher Corp.	2.800%	12/10/51	1,000	627
[7]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	235
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	515
	DH Europe Finance II Sarl	3.250%	11/15/39	725	574
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	859
	Dignity Health	4.500%	11/1/42	550	466
	Dignity Health	5.267%	11/1/64	225	202
[7]	Duke University Health System Inc.	3.920%	6/1/47	450	359
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	469
	Elevance Health Inc.	4.500%	10/30/26	200	200
	Elevance Health Inc.	5.150%	6/15/29	500	510
	Elevance Health Inc.	2.875%	9/15/29	425	395
	Elevance Health Inc.	4.750%	2/15/30	340	342
	Elevance Health Inc.	2.250%	5/15/30	2,500	2,227
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,131
	Elevance Health Inc.	4.950%	11/1/31	620	622
	Elevance Health Inc.	4.100%	5/15/32	700	662
	Elevance Health Inc.	5.500%	10/15/32	500	516
	Elevance Health Inc.	4.750%	2/15/33	950	930
	Elevance Health Inc.	5.375%	6/15/34	845	855
	Elevance Health Inc.	5.950%	12/15/34	250	264
	Elevance Health Inc.	5.200%	2/15/35	1,075	1,078
	Elevance Health Inc.	5.850%	1/15/36	300	311
	Elevance Health Inc.	6.375%	6/15/37	300	324
	Elevance Health Inc.	4.625%	5/15/42	675	595
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,539
	Elevance Health Inc.	5.100%	1/15/44	525	485
	Elevance Health Inc.	4.650%	8/15/44	75	65
	Elevance Health Inc.	4.375%	12/1/47	918	751
	Elevance Health Inc.	4.550%	3/1/48	120	100
	Elevance Health Inc.	3.700%	9/15/49	700	506
	Elevance Health Inc.	3.125%	5/15/50	1,270	826
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,062
	Elevance Health Inc.	4.550%	5/15/52	700	574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	6.100%	10/15/52	500	511
	Elevance Health Inc.	5.125%	2/15/53	650	583
	Elevance Health Inc.	5.650%	6/15/54	850	820
	Elevance Health Inc.	5.700%	2/15/55	1,315	1,282
	Elevance Health Inc.	5.850%	11/1/64	675	659
	Eli Lilly & Co.	4.500%	2/9/27	850	855
	Eli Lilly & Co.	4.150%	8/14/27	250	250
	Eli Lilly & Co.	4.550%	2/12/28	850	858
	Eli Lilly & Co.	4.500%	2/9/29	1,050	1,058
	Eli Lilly & Co.	3.375%	3/15/29	335	324
	Eli Lilly & Co.	4.200%	8/14/29	853	848
	Eli Lilly & Co.	4.750%	2/12/30	750	761
	Eli Lilly & Co.	4.900%	2/12/32	850	862
	Eli Lilly & Co.	4.700%	2/27/33	400	400
	Eli Lilly & Co.	4.700%	2/9/34	3,000	2,966
	Eli Lilly & Co.	4.600%	8/14/34	1,050	1,032
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,072
	Eli Lilly & Co.	2.250%	5/15/50	800	459
	Eli Lilly & Co.	4.875%	2/27/53	1,000	919
	Eli Lilly & Co.	5.000%	2/9/54	2,075	1,949
	Eli Lilly & Co.	5.050%	8/14/54	225	213
	Eli Lilly & Co.	5.500%	2/12/55	1,000	1,010
	Eli Lilly & Co.	2.500%	9/15/60	500	275
	Eli Lilly & Co.	4.950%	2/27/63	1,000	910
	Eli Lilly & Co.	5.100%	2/9/64	2,375	2,211
	Eli Lilly & Co.	5.200%	8/14/64	150	142
[7]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	385
	GE HealthCare Technologies Inc.	5.650%	11/15/27	500	513
	GE HealthCare Technologies Inc.	4.800%	8/14/29	1,000	1,004
	GE HealthCare Technologies Inc.	5.857%	3/15/30	750	783
	GE HealthCare Technologies Inc.	5.905%	11/22/32	1,500	1,582
	GE HealthCare Technologies Inc.	6.377%	11/22/52	954	1,034
	Gilead Sciences Inc.	2.950%	3/1/27	175	170
	Gilead Sciences Inc.	1.200%	10/1/27	900	834
	Gilead Sciences Inc.	4.800%	11/15/29	350	353
	Gilead Sciences Inc.	5.250%	10/15/33	400	409
	Gilead Sciences Inc.	5.100%	6/15/35	850	853
	Gilead Sciences Inc.	4.600%	9/1/35	1,000	965
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,127
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	712
	Gilead Sciences Inc.	5.650%	12/1/41	800	811
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,207
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,220
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,402
	Gilead Sciences Inc.	4.150%	3/1/47	650	532
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,454
	Gilead Sciences Inc.	5.550%	10/15/53	700	696
	Gilead Sciences Inc.	5.500%	11/15/54	850	840
	Gilead Sciences Inc.	5.600%	11/15/64	625	618
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,122
	GlaxoSmithKline Capital Inc.	4.500%	4/15/30	458	458
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,380	1,427
	GlaxoSmithKline Capital Inc.	4.875%	4/15/35	544	539
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,476
	GlaxoSmithKline Capital plc	4.315%	3/12/27	410	411
	GlaxoSmithKline Capital plc	3.375%	6/1/29	1,350	1,299
[7]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	352
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	417
[7]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	322
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	190
[7]	Hartford HealthCare Corp.	3.447%	7/1/54	300	213
	HCA Inc.	5.250%	6/15/26	1,150	1,153
	HCA Inc.	4.500%	2/15/27	1,535	1,530
	HCA Inc.	5.000%	3/1/28	600	605
	HCA Inc.	5.200%	6/1/28	816	826
	HCA Inc.	5.625%	9/1/28	1,225	1,253
	HCA Inc.	4.125%	6/15/29	1,670	1,622
	HCA Inc.	5.250%	3/1/30	750	759
	HCA Inc.	3.500%	9/1/30	2,500	2,320
	HCA Inc.	5.450%	4/1/31	1,200	1,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	2.375%	7/15/31	1,750	1,489
	HCA Inc.	5.500%	3/1/32	750	756
	HCA Inc.	3.625%	3/15/32	1,500	1,356
	HCA Inc.	5.500%	6/1/33	1,019	1,022
	HCA Inc.	5.600%	4/1/34	1,100	1,104
	HCA Inc.	5.450%	9/15/34	1,050	1,039
	HCA Inc.	5.750%	3/1/35	1,275	1,286
	HCA Inc.	5.125%	6/15/39	825	764
	HCA Inc.	4.375%	3/15/42	500	413
	HCA Inc.	5.500%	6/15/47	1,000	922
	HCA Inc.	5.250%	6/15/49	1,945	1,708
	HCA Inc.	3.500%	7/15/51	1,000	660
	HCA Inc.	4.625%	3/15/52	2,000	1,588
	HCA Inc.	5.900%	6/1/53	416	397
	HCA Inc.	6.000%	4/1/54	1,775	1,718
	HCA Inc.	5.950%	9/15/54	1,325	1,271
	HCA Inc.	6.200%	3/1/55	1,075	1,067
	HCA Inc.	6.100%	4/1/64	965	929
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	450	344
	Humana Inc.	1.350%	2/3/27	500	471
	Humana Inc.	3.950%	3/15/27	950	937
	Humana Inc.	5.750%	3/1/28	750	771
	Humana Inc.	3.700%	3/23/29	700	671
	Humana Inc.	3.125%	8/15/29	400	372
	Humana Inc.	4.875%	4/1/30	480	477
	Humana Inc.	5.375%	4/15/31	1,360	1,370
	Humana Inc.	2.150%	2/3/32	500	410
	Humana Inc.	5.875%	3/1/33	750	767
	Humana Inc.	5.950%	3/15/34	500	511
	Humana Inc.	5.550%	5/1/35	625	618
	Humana Inc.	4.625%	12/1/42	375	313
	Humana Inc.	4.950%	10/1/44	620	534
	Humana Inc.	4.800%	3/15/47	325	268
	Humana Inc.	3.950%	8/15/49	470	343
	Humana Inc.	5.500%	3/15/53	600	538
	Humana Inc.	5.750%	4/15/54	844	784
	Humana Inc.	6.000%	5/1/55	450	431
	Icon Investments Six DAC	6.000%	5/8/34	425	434
	Illumina Inc.	4.650%	9/9/26	350	350
	Illumina Inc.	5.750%	12/13/27	500	511
	Illumina Inc.	2.550%	3/23/31	500	431
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	399
[7]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	317
	Inova Health System Foundation	4.068%	5/15/52	500	402
[7]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	553
[7]	Iowa Health System	3.665%	2/15/50	400	298
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	456
	Johnson & Johnson	4.500%	3/1/27	502	506
	Johnson & Johnson	0.950%	9/1/27	1,225	1,139
	Johnson & Johnson	2.900%	1/15/28	1,400	1,356
	Johnson & Johnson	4.550%	3/1/28	586	592
	Johnson & Johnson	4.800%	6/1/29	1,175	1,199
	Johnson & Johnson	4.700%	3/1/30	856	871
	Johnson & Johnson	1.300%	9/1/30	1,050	900
	Johnson & Johnson	4.850%	3/1/32	1,038	1,053
	Johnson & Johnson	4.950%	5/15/33	550	565
	Johnson & Johnson	5.000%	3/1/35	1,679	1,709
	Johnson & Johnson	3.550%	3/1/36	1,325	1,186
	Johnson & Johnson	3.625%	3/3/37	2,150	1,912
	Johnson & Johnson	5.950%	8/15/37	745	820
	Johnson & Johnson	3.400%	1/15/38	1,400	1,197
	Johnson & Johnson	5.850%	7/15/38	325	354
	Johnson & Johnson	2.100%	9/1/40	925	637
	Johnson & Johnson	4.500%	9/1/40	419	399
	Johnson & Johnson	4.850%	5/15/41	225	221
	Johnson & Johnson	4.500%	12/5/43	550	511
	Johnson & Johnson	3.700%	3/1/46	1,750	1,412
	Johnson & Johnson	3.750%	3/3/47	500	402
	Johnson & Johnson	3.500%	1/15/48	250	192
	Johnson & Johnson	2.250%	9/1/50	925	542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	5.250%	6/1/54	700	703
	Johnson & Johnson	2.450%	9/1/60	1,525	848
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	1,007
[7]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	359
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	863
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	560
[7]	Kaiser Foundation Hospitals	3.266%	11/1/49	675	470
[7]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	975
	Koninklijke Philips NV	6.875%	3/11/38	300	331
	Koninklijke Philips NV	5.000%	3/15/42	785	721
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	483
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	441
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	486
	Laboratory Corp. of America Holdings	4.350%	4/1/30	275	269
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	441
	Laboratory Corp. of America Holdings	4.550%	4/1/32	600	584
	Laboratory Corp. of America Holdings	4.800%	10/1/34	750	722
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	693
[7]	Mass General Brigham Inc.	3.765%	7/1/48	150	116
[7]	Mass General Brigham Inc.	3.192%	7/1/49	400	276
[7]	Mass General Brigham Inc.	4.117%	7/1/55	275	219
[7]	Mass General Brigham Inc.	3.342%	7/1/60	725	479
[7]	Mayo Clinic	3.774%	11/15/43	250	205
[7]	Mayo Clinic	4.000%	11/15/47	150	123
[7]	Mayo Clinic	4.128%	11/15/52	125	103
[7]	Mayo Clinic	3.196%	11/15/61	750	480
	McKesson Corp.	3.950%	2/16/28	150	148
	McKesson Corp.	4.900%	7/15/28	102	104
	McKesson Corp.	4.250%	9/15/29	500	495
	McKesson Corp.	5.100%	7/15/33	500	506
[7]	McLaren Health Care Corp.	4.386%	5/15/48	325	280
[7]	MedStar Health Inc.	3.626%	8/15/49	250	181
	Medtronic Global Holdings SCA	4.250%	3/30/28	700	699
	Medtronic Global Holdings SCA	4.500%	3/30/33	500	489
	Medtronic Inc.	4.375%	3/15/35	2,358	2,266
	Medtronic Inc.	4.625%	3/15/45	754	676
	Memorial Health Services	3.447%	11/1/49	500	359
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	96
[7]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	165
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	364
[7]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	475	387
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,376
	Merck & Co. Inc.	4.050%	5/17/28	550	548
	Merck & Co. Inc.	1.900%	12/10/28	900	827
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,449
	Merck & Co. Inc.	4.300%	5/17/30	612	609
	Merck & Co. Inc.	1.450%	6/24/30	770	662
	Merck & Co. Inc.	2.150%	12/10/31	2,350	2,023
	Merck & Co. Inc.	4.500%	5/17/33	1,223	1,201
	Merck & Co. Inc.	6.500%	12/1/33	525	586
	Merck & Co. Inc.	3.900%	3/7/39	600	520
	Merck & Co. Inc.	2.350%	6/24/40	775	542
	Merck & Co. Inc.	3.600%	9/15/42	425	336
	Merck & Co. Inc.	4.150%	5/18/43	980	835
	Merck & Co. Inc.	4.900%	5/17/44	612	574
	Merck & Co. Inc.	3.700%	2/10/45	2,295	1,811
	Merck & Co. Inc.	4.000%	3/7/49	600	480
	Merck & Co. Inc.	2.450%	6/24/50	750	441
	Merck & Co. Inc.	2.750%	12/10/51	1,675	1,039
	Merck & Co. Inc.	5.000%	5/17/53	1,223	1,130
	Merck & Co. Inc.	2.900%	12/10/61	1,200	700
	Merck & Co. Inc.	5.150%	5/17/63	816	759
[7]	Methodist Hospital	2.705%	12/1/50	500	310
[7]	Montefiore Obligated Group	5.246%	11/1/48	600	512
[7]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	275	206
[7]	Mount Sinai Hospital	3.981%	7/1/48	200	147
[7]	Mount Sinai Hospital	3.737%	7/1/49	450	304
[7]	Mount Sinai Hospital	3.391%	7/1/50	375	231
	MultiCare Health System	2.803%	8/15/50	500	301
	Mylan Inc.	4.550%	4/15/28	575	563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mylan Inc.	5.400%	11/29/43	400	334
	Mylan Inc.	5.200%	4/15/48	625	487
	New York & Presbyterian Hospital	4.024%	8/1/45	480	399
	New York & Presbyterian Hospital	4.063%	8/1/56	425	334
	New York & Presbyterian Hospital	2.606%	8/1/60	500	279
[7]	New York & Presbyterian Hospital	3.954%	8/1/19	400	279
	Northwell Healthcare Inc.	3.979%	11/1/46	525	407
	Northwell Healthcare Inc.	4.260%	11/1/47	850	686
	Northwell Healthcare Inc.	3.809%	11/1/49	375	279
	Novant Health Inc.	2.637%	11/1/36	500	392
	Novant Health Inc.	3.168%	11/1/51	500	332
	Novant Health Inc.	3.318%	11/1/61	1,000	640
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,254
	Novartis Capital Corp.	3.100%	5/17/27	800	783
	Novartis Capital Corp.	3.800%	9/18/29	500	489
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,944
	Novartis Capital Corp.	4.000%	9/18/31	350	340
	Novartis Capital Corp.	4.200%	9/18/34	750	715
	Novartis Capital Corp.	3.700%	9/21/42	525	430
	Novartis Capital Corp.	4.400%	5/6/44	1,050	937
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,001
	Novartis Capital Corp.	2.750%	8/14/50	850	551
	Novartis Capital Corp.	4.700%	9/18/54	625	563
[7]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	149
[7]	NYU Langone Hospitals	5.750%	7/1/43	375	388
	NYU Langone Hospitals	4.784%	7/1/44	325	301
[7]	NYU Langone Hospitals	4.368%	7/1/47	425	365
[7]	NYU Langone Hospitals	3.380%	7/1/55	525	361
[7]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	400
	OhioHealth Corp.	2.297%	11/15/31	500	435
	OhioHealth Corp.	2.834%	11/15/41	500	362
[7]	OhioHealth Corp.	3.042%	11/15/50	300	204
	Orlando Health Obligated Group	5.475%	10/1/35	500	510
	Orlando Health Obligated Group	4.089%	10/1/48	225	183
	Orlando Health Obligated Group	3.327%	10/1/50	500	357
[7]	PeaceHealth Obligated Group	4.787%	11/15/48	300	256
[7]	PeaceHealth Obligated Group	3.218%	11/15/50	500	327
	Pfizer Inc.	2.750%	6/3/26	2,556	2,514
	Pfizer Inc.	3.000%	12/15/26	1,295	1,269
	Pfizer Inc.	3.600%	9/15/28	200	196
	Pfizer Inc.	3.450%	3/15/29	1,200	1,161
	Pfizer Inc.	2.625%	4/1/30	1,175	1,075
	Pfizer Inc.	1.700%	5/28/30	1,750	1,527
	Pfizer Inc.	1.750%	8/18/31	1,250	1,059
	Pfizer Inc.	4.000%	12/15/36	825	751
	Pfizer Inc.	4.100%	9/15/38	1,000	889
	Pfizer Inc.	3.900%	3/15/39	550	474
	Pfizer Inc.	7.200%	3/15/39	1,815	2,141
	Pfizer Inc.	2.550%	5/28/40	750	533
	Pfizer Inc.	4.300%	6/15/43	780	672
	Pfizer Inc.	4.400%	5/15/44	600	525
	Pfizer Inc.	4.125%	12/15/46	1,575	1,290
	Pfizer Inc.	4.200%	9/15/48	500	410
	Pfizer Inc.	4.000%	3/15/49	850	673
	Pfizer Inc.	2.700%	5/28/50	1,275	786
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	2,447	2,451
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	3,262	3,268
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	2,450	2,461
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	4,153	4,107
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	2,450	2,335
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	4,893	4,644
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	3,262	3,030
	Pharmacia LLC	6.600%	12/1/28	912	978
[7]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	418
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	310
	Presbyterian Healthcare Services	4.875%	8/1/52	500	458
[7]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	445
[7]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	455
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	500	504
[7]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	303
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,128
	Quest Diagnostics Inc.	4.600%	12/15/27	200	201
	Quest Diagnostics Inc.	4.200%	6/30/29	425	418
	Quest Diagnostics Inc.	4.625%	12/15/29	350	349
	Quest Diagnostics Inc.	2.950%	6/30/30	800	734
	Quest Diagnostics Inc.	2.800%	6/30/31	425	378
	Quest Diagnostics Inc.	5.000%	12/15/34	850	836
	Quest Diagnostics Inc.	5.750%	1/30/40	61	61
	Quest Diagnostics Inc.	4.700%	3/30/45	200	176
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	853
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	532
	Revvity Inc.	1.900%	9/15/28	500	456
	Revvity Inc.	3.300%	9/15/29	500	468
	Revvity Inc.	2.550%	3/15/31	500	434
	Revvity Inc.	2.250%	9/15/31	500	421
	Revvity Inc.	3.625%	3/15/51	350	245
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,307
	Royalty Pharma plc	5.150%	9/2/29	400	403
	Royalty Pharma plc	2.200%	9/2/30	900	779
	Royalty Pharma plc	5.400%	9/2/34	300	296
	Royalty Pharma plc	3.300%	9/2/40	1,000	738
	Royalty Pharma plc	3.550%	9/2/50	800	535
	Royalty Pharma plc	3.350%	9/2/51	500	317
	Royalty Pharma plc	5.900%	9/2/54	250	239
[7]	Rush Obligated Group	3.922%	11/15/29	245	237
	Sanofi SA	3.625%	6/19/28	1,000	982
[7]	Seattle Children's Hospital	2.719%	10/1/50	500	314
[7]	Sharp HealthCare	2.680%	8/1/50	500	314
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	62	61
	Smith & Nephew plc	5.150%	3/20/27	250	252
	Smith & Nephew plc	2.032%	10/14/30	820	707
	Smith & Nephew plc	5.400%	3/20/34	500	501
	Solventum Corp.	5.450%	2/25/27	1,050	1,065
	Solventum Corp.	5.400%	3/1/29	1,000	1,020
	Solventum Corp.	5.450%	3/13/31	800	816
	Solventum Corp.	5.600%	3/23/34	1,365	1,385
	Solventum Corp.	6.000%	5/15/64	200	197
[7]	SSM Health Care Corp.	3.823%	6/1/27	375	369
	SSM Health Care Corp.	4.894%	6/1/28	1,000	1,010
[7]	Stanford Health Care	3.795%	11/15/48	450	351
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	433
	Stryker Corp.	4.550%	2/10/27	650	651
	Stryker Corp.	4.700%	2/10/28	650	654
	Stryker Corp.	3.650%	3/7/28	450	440
	Stryker Corp.	4.250%	9/11/29	475	470
	Stryker Corp.	4.850%	2/10/30	500	505
	Stryker Corp.	4.625%	9/11/34	350	341
	Stryker Corp.	5.200%	2/10/35	873	881
	Stryker Corp.	4.100%	4/1/43	325	271
	Stryker Corp.	4.375%	5/15/44	775	667
	Stryker Corp.	4.625%	3/15/46	800	712
	Stryker Corp.	2.900%	6/15/50	550	362
[7]	Sutter Health	3.695%	8/15/28	300	292
[7]	Sutter Health	2.294%	8/15/30	500	444
	Sutter Health	5.164%	8/15/33	300	302
[7]	Sutter Health	3.161%	8/15/40	500	384
[7]	Sutter Health	4.091%	8/15/48	375	304
[7]	Sutter Health	3.361%	8/15/50	475	334
	Sutter Health	5.547%	8/15/53	300	302
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,060	1,074
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,965
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	1,200	1,213
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,200	1,642
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	2,540	1,666
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	575
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	425	417
	Texas Health Resources	2.328%	11/15/50	500	286
[7]	Texas Health Resources	4.330%	11/15/55	100	84
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	500	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	660	667
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	295	299
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	458
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	575	587
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	823
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	600	612
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,712
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	250	253
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	800	809
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	715
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	500	500
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	342
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	329
[7]	Trinity Health Corp.	2.632%	12/1/40	500	362
	Trinity Health Corp.	4.125%	12/1/45	450	377
	UnitedHealth Group Inc.	1.150%	5/15/26	500	483
	UnitedHealth Group Inc.	4.750%	7/15/26	340	342
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,624
	UnitedHealth Group Inc.	4.600%	4/15/27	500	503
	UnitedHealth Group Inc.	3.700%	5/15/27	550	543
	UnitedHealth Group Inc.	5.250%	2/15/28	1,725	1,768
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,070
	UnitedHealth Group Inc.	3.875%	12/15/28	500	491
	UnitedHealth Group Inc.	4.250%	1/15/29	830	825
	UnitedHealth Group Inc.	4.700%	4/15/29	400	403
	UnitedHealth Group Inc.	4.000%	5/15/29	500	491
	UnitedHealth Group Inc.	2.875%	8/15/29	475	446
	UnitedHealth Group Inc.	4.800%	1/15/30	830	839
	UnitedHealth Group Inc.	5.300%	2/15/30	875	903
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,593
	UnitedHealth Group Inc.	4.900%	4/15/31	820	829
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,538
	UnitedHealth Group Inc.	4.950%	1/15/32	650	654
	UnitedHealth Group Inc.	5.350%	2/15/33	1,725	1,768
	UnitedHealth Group Inc.	4.500%	4/15/33	1,500	1,450
	UnitedHealth Group Inc.	5.000%	4/15/34	1,050	1,044
	UnitedHealth Group Inc.	5.150%	7/15/34	1,690	1,700
	UnitedHealth Group Inc.	4.625%	7/15/35	800	774
	UnitedHealth Group Inc.	6.500%	6/15/37	200	221
	UnitedHealth Group Inc.	6.625%	11/15/37	325	365
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,556
	UnitedHealth Group Inc.	3.500%	8/15/39	510	415
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,619
	UnitedHealth Group Inc.	5.950%	2/15/41	240	249
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,030
	UnitedHealth Group Inc.	4.375%	3/15/42	325	282
	UnitedHealth Group Inc.	3.950%	10/15/42	800	654
	UnitedHealth Group Inc.	4.250%	3/15/43	75	64
	UnitedHealth Group Inc.	5.500%	7/15/44	1,745	1,718
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,175
	UnitedHealth Group Inc.	4.200%	1/15/47	775	631
	UnitedHealth Group Inc.	4.250%	4/15/47	950	782
	UnitedHealth Group Inc.	3.750%	10/15/47	800	603
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	974
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	918
	UnitedHealth Group Inc.	3.700%	8/15/49	680	499
	UnitedHealth Group Inc.	2.900%	5/15/50	520	327
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,269
	UnitedHealth Group Inc.	4.750%	5/15/52	1,200	1,036
	UnitedHealth Group Inc.	5.875%	2/15/53	1,425	1,442
	UnitedHealth Group Inc.	5.050%	4/15/53	1,892	1,709
	UnitedHealth Group Inc.	5.375%	4/15/54	1,490	1,411
	UnitedHealth Group Inc.	5.625%	7/15/54	2,315	2,272
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,610
	UnitedHealth Group Inc.	3.125%	5/15/60	2,050	1,240
	UnitedHealth Group Inc.	4.950%	5/15/62	200	174
	UnitedHealth Group Inc.	6.050%	2/15/63	875	901
	UnitedHealth Group Inc.	5.200%	4/15/63	1,500	1,352
	UnitedHealth Group Inc.	5.500%	4/15/64	1,000	945
	UnitedHealth Group Inc.	5.750%	7/15/64	990	974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Universal Health Services Inc.	4.625%	10/15/29	400	390
	Universal Health Services Inc.	2.650%	10/15/30	700	613
	Universal Health Services Inc.	5.050%	10/15/34	400	379
	UPMC	5.035%	5/15/33	500	497
	Utah Acquisition Sub Inc.	3.950%	6/15/26	663	654
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,000	1,594
	Viatris Inc.	2.300%	6/22/27	1,350	1,271
	Viatris Inc.	3.850%	6/22/40	425	309
	Viatris Inc.	4.000%	6/22/50	925	604
[7]	WakeMed	3.286%	10/1/52	500	341
[7]	Willis-Knighton Medical Center	4.813%	9/1/48	200	175
[7]	Willis-Knighton Medical Center	3.065%	3/1/51	500	318
	Wyeth LLC	6.500%	2/1/34	500	553
	Wyeth LLC	6.000%	2/15/36	410	440
	Wyeth LLC	5.950%	4/1/37	1,605	1,699
[7]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	296
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	400	409
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	475	480
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	800	698
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	308	307
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	300	305
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	204
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	180	152
	Zoetis Inc.	3.000%	9/12/27	800	773
	Zoetis Inc.	3.900%	8/20/28	400	393
	Zoetis Inc.	2.000%	5/15/30	575	505
	Zoetis Inc.	5.600%	11/16/32	1,000	1,042
	Zoetis Inc.	4.700%	2/1/43	900	816
	Zoetis Inc.	3.950%	9/12/47	400	317
	Zoetis Inc.	4.450%	8/20/48	325	277
	Zoetis Inc.	3.000%	5/15/50	425	280
					650,285
Industrials (0.7%)
[7]	3M Co.	2.250%	9/19/26	100	97
	3M Co.	2.875%	10/15/27	939	904
	3M Co.	4.800%	3/15/30	790	793
	3M Co.	3.050%	4/15/30	4,545	4,235
	3M Co.	5.150%	3/15/35	509	508
[7]	3M Co.	3.125%	9/19/46	1,125	776
[7]	3M Co.	3.625%	10/15/47	450	335
[7]	3M Co.	4.000%	9/14/48	182	144
	3M Co.	3.250%	8/26/49	990	682
	3M Co.	3.700%	4/15/50	545	405
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	610
	AGCO Corp.	5.450%	3/21/27	340	344
	AGCO Corp.	5.800%	3/21/34	590	598
	Allegion plc	3.500%	10/1/29	325	309
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	340
	Allegion US Holding Co. Inc.	5.600%	5/29/34	760	768
[7]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,069	931
[7]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	163	158
[7]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	268	259
[7]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	630	599
[7]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	140	132
[7]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	308	296
[7]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	259	246
[7]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	160	147
	Amphenol Corp.	5.050%	4/5/27	1,000	1,015
	Amphenol Corp.	5.050%	4/5/29	500	510
	Amphenol Corp.	4.350%	6/1/29	300	298
	Amphenol Corp.	2.800%	2/15/30	750	692
	Amphenol Corp.	2.200%	9/15/31	400	343
	Amphenol Corp.	5.250%	4/5/34	500	509
	Amphenol Corp.	5.000%	1/15/35	525	524
	Amphenol Corp.	5.375%	11/15/54	350	345
	Boeing Co.	2.250%	6/15/26	325	315
	Boeing Co.	2.700%	2/1/27	1,715	1,654
	Boeing Co.	2.800%	3/1/27	1,046	1,008
	Boeing Co.	5.040%	5/1/27	1,760	1,768

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	6.259%	5/1/27	850	875
Boeing Co.	3.250%	2/1/28	1,350	1,294
Boeing Co.	3.250%	3/1/28	275	263
Boeing Co.	3.450%	11/1/28	1,000	955
Boeing Co.	3.200%	3/1/29	900	845
Boeing Co.	6.298%	5/1/29	925	969
Boeing Co.	2.950%	2/1/30	500	455
Boeing Co.	5.150%	5/1/30	3,288	3,308
Boeing Co.	3.625%	2/1/31	1,143	1,061
Boeing Co.	6.388%	5/1/31	850	906
Boeing Co.	6.125%	2/15/33	325	338
Boeing Co.	3.600%	5/1/34	585	503
Boeing Co.	6.528%	5/1/34	2,100	2,249
Boeing Co.	3.250%	2/1/35	600	493
Boeing Co.	3.550%	3/1/38	305	239
Boeing Co.	3.500%	3/1/39	200	153
Boeing Co.	6.875%	3/15/39	285	310
Boeing Co.	5.875%	2/15/40	545	538
Boeing Co.	5.705%	5/1/40	2,449	2,380
Boeing Co.	3.375%	6/15/46	450	302
Boeing Co.	3.650%	3/1/47	475	329
Boeing Co.	3.625%	3/1/48	400	273
Boeing Co.	3.850%	11/1/48	200	142
Boeing Co.	3.900%	5/1/49	650	467
Boeing Co.	3.750%	2/1/50	1,100	772
Boeing Co.	5.805%	5/1/50	6,536	6,218
Boeing Co.	6.858%	5/1/54	2,100	2,282
Boeing Co.	3.950%	8/1/59	795	541
Boeing Co.	5.930%	5/1/60	3,247	3,052
Boeing Co.	7.008%	5/1/64	1,250	1,358
Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	858
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	137
Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	841
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	650
Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	645
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,214
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	188
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	506
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	436
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	748
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	482
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,022
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,418
Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	416
Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	538
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	437
Burlington Northern Santa Fe LLC	4.125%	6/15/47	635	521
Burlington Northern Santa Fe LLC	4.050%	6/15/48	634	510
Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	468
Burlington Northern Santa Fe LLC	3.550%	2/15/50	695	509
Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	493
Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	553
Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	362
Burlington Northern Santa Fe LLC	4.450%	1/15/53	950	804
Burlington Northern Santa Fe LLC	5.200%	4/15/54	1,325	1,260
Burlington Northern Santa Fe LLC	5.500%	3/15/55	3,829	3,810
Canadian National Railway Co.	3.850%	8/5/32	500	467
Canadian National Railway Co.	6.250%	8/1/34	350	381
Canadian National Railway Co.	6.200%	6/1/36	350	379
Canadian National Railway Co.	6.375%	11/15/37	350	386
Canadian National Railway Co.	3.200%	8/2/46	650	462
Canadian National Railway Co.	2.450%	5/1/50	505	296
Canadian National Railway Co.	4.400%	8/5/52	500	423
Canadian National Railway Co.	6.125%	11/1/53	200	217
Canadian Pacific Railway Co.	1.750%	12/2/26	750	718
Canadian Pacific Railway Co.	2.875%	11/15/29	550	509
Canadian Pacific Railway Co.	2.050%	3/5/30	400	354
Canadian Pacific Railway Co.	4.800%	3/30/30	255	256
Canadian Pacific Railway Co.	7.125%	10/15/31	275	308
Canadian Pacific Railway Co.	2.450%	12/2/31	930	802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	5.200%	3/30/35	242	242
	Canadian Pacific Railway Co.	5.950%	5/15/37	375	393
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,442
	Canadian Pacific Railway Co.	4.300%	5/15/43	500	428
	Canadian Pacific Railway Co.	4.800%	8/1/45	275	247
	Canadian Pacific Railway Co.	4.950%	8/15/45	500	461
	Canadian Pacific Railway Co.	4.700%	5/1/48	82	72
	Canadian Pacific Railway Co.	3.500%	5/1/50	455	320
	Canadian Pacific Railway Co.	3.100%	12/2/51	1,469	956
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	841
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,425
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,400
	Carrier Global Corp.	2.700%	2/15/31	390	348
	Carrier Global Corp.	5.900%	3/15/34	663	697
	Carrier Global Corp.	3.377%	4/5/40	1,224	962
	Carrier Global Corp.	3.577%	4/5/50	611	443
	Carrier Global Corp.	6.200%	3/15/54	796	850
[7]	Caterpillar Financial Services Corp.	4.350%	5/15/26	825	826
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	195
[7]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	478
	Caterpillar Financial Services Corp.	4.450%	10/16/26	500	502
	Caterpillar Financial Services Corp.	4.500%	1/7/27	800	804
[7]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	479
[7]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	567
[7]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,393
	Caterpillar Financial Services Corp.	4.400%	10/15/27	100	100
	Caterpillar Financial Services Corp.	4.600%	11/15/27	650	655
	Caterpillar Financial Services Corp.	4.400%	3/3/28	300	301
	Caterpillar Financial Services Corp.	4.850%	2/27/29	500	508
	Caterpillar Financial Services Corp.	4.700%	11/15/29	400	404
	Caterpillar Financial Services Corp.	4.800%	1/8/30	550	558
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,885
	Caterpillar Inc.	6.050%	8/15/36	720	787
	Caterpillar Inc.	5.200%	5/27/41	475	470
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,238
	Caterpillar Inc.	4.300%	5/15/44	375	327
	Caterpillar Inc.	3.250%	9/19/49	621	437
	Caterpillar Inc.	3.250%	4/9/50	700	493
	Caterpillar Inc.	4.750%	5/15/64	415	360
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	123
	CNH Industrial Capital LLC	1.450%	7/15/26	400	385
	CNH Industrial Capital LLC	4.500%	10/8/27	250	249
	CNH Industrial Capital LLC	4.750%	3/21/28	250	250
	CNH Industrial Capital LLC	4.550%	4/10/28	500	499
	CNH Industrial Capital LLC	5.500%	1/12/29	500	513
	CNH Industrial Capital LLC	5.100%	4/20/29	900	911
[7]	CNH Industrial NV	3.850%	11/15/27	375	369
	CSX Corp.	2.600%	11/1/26	200	195
	CSX Corp.	3.250%	6/1/27	650	635
	CSX Corp.	3.800%	3/1/28	1,275	1,255
	CSX Corp.	4.250%	3/15/29	900	892
	CSX Corp.	2.400%	2/15/30	1,150	1,042
	CSX Corp.	4.100%	11/15/32	748	714
	CSX Corp.	5.200%	11/15/33	500	510
	CSX Corp.	5.050%	6/15/35	520	518
	CSX Corp.	6.150%	5/1/37	1,000	1,079
	CSX Corp.	6.220%	4/30/40	599	646
	CSX Corp.	5.500%	4/15/41	725	725
	CSX Corp.	4.750%	5/30/42	460	422
	CSX Corp.	4.400%	3/1/43	93	82
	CSX Corp.	4.100%	3/15/44	800	667
	CSX Corp.	3.800%	11/1/46	400	312
	CSX Corp.	4.300%	3/1/48	1,000	834
	CSX Corp.	4.750%	11/15/48	595	528
	CSX Corp.	4.500%	3/15/49	900	772
	CSX Corp.	3.800%	4/15/50	605	461
	CSX Corp.	2.500%	5/15/51	500	291
	CSX Corp.	4.500%	11/15/52	1,378	1,175
	CSX Corp.	4.500%	8/1/54	200	170
	CSX Corp.	4.250%	11/1/66	500	387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.650%	3/1/68	275	227
	Cummins Inc.	4.900%	2/20/29	400	407
	Cummins Inc.	1.500%	9/1/30	500	428
	Cummins Inc.	5.150%	2/20/34	575	584
	Cummins Inc.	2.600%	9/1/50	600	361
	Cummins Inc.	5.450%	2/20/54	950	929
[12]	Daimler Truck Finance North America LLC	5.250%	1/13/30	150	151
	Deere & Co.	5.375%	10/16/29	455	475
	Deere & Co.	3.100%	4/15/30	770	722
	Deere & Co.	5.450%	1/16/35	700	725
	Deere & Co.	3.900%	6/9/42	250	211
	Deere & Co.	2.875%	9/7/49	200	133
	Deere & Co.	3.750%	4/15/50	650	505
	Deere & Co.	5.700%	1/19/55	435	452
[7]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	292	273
	Dover Corp.	2.950%	11/4/29	575	535
	Dover Corp.	5.375%	3/1/41	280	272
	Eaton Corp.	3.103%	9/15/27	665	647
	Eaton Corp.	4.000%	11/2/32	717	680
	Eaton Corp.	4.150%	3/15/33	1,095	1,045
	Eaton Corp.	4.150%	11/2/42	75	64
	Eaton Corp.	3.915%	9/15/47	550	441
	Eaton Corp.	4.700%	8/23/52	120	107
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,901
	Emerson Electric Co.	1.800%	10/15/27	500	470
	Emerson Electric Co.	2.000%	12/21/28	1,000	919
	Emerson Electric Co.	1.950%	10/15/30	375	329
	Emerson Electric Co.	2.200%	12/21/31	900	776
	Emerson Electric Co.	5.000%	3/15/35	219	220
	Emerson Electric Co.	5.250%	11/15/39	135	138
	Emerson Electric Co.	2.750%	10/15/50	450	283
	Emerson Electric Co.	2.800%	12/21/51	900	566
[7]	Federal Express Corp. Pass-Through Trust Series 2020-1	1.875%	2/20/34	608	514
	FedEx Corp.	3.250%	4/1/26	500	494
[12]	FedEx Corp.	3.400%	2/15/28	1,000	962
[12]	FedEx Corp.	4.250%	5/15/30	639	621
[12]	FedEx Corp.	2.400%	5/15/31	450	386
[12]	FedEx Corp.	4.900%	1/15/34	435	423
[12]	FedEx Corp.	3.900%	2/1/35	200	176
[12]	FedEx Corp.	3.250%	5/15/41	650	462
[12]	FedEx Corp.	3.875%	8/1/42	435	331
[12]	FedEx Corp.	4.100%	2/1/45	565	433
[12]	FedEx Corp.	4.750%	11/15/45	1,075	897
[12]	FedEx Corp.	4.550%	4/1/46	1,020	829
[12]	FedEx Corp.	4.400%	1/15/47	630	499
[12]	FedEx Corp.	4.050%	2/15/48	810	595
[12]	FedEx Corp.	5.250%	5/15/50	1,150	1,017
	Flowserve Corp.	3.500%	10/1/30	500	461
	Fortive Corp.	3.150%	6/15/26	585	574
	Fortive Corp.	4.300%	6/15/46	425	348
	General Dynamics Corp.	2.125%	8/15/26	250	243
	General Dynamics Corp.	3.500%	4/1/27	350	346
	General Dynamics Corp.	2.625%	11/15/27	500	480
	General Dynamics Corp.	3.750%	5/15/28	705	693
	General Dynamics Corp.	3.625%	4/1/30	755	725
	HEICO Corp.	5.250%	8/1/28	500	509
	HEICO Corp.	5.350%	8/1/33	500	505
	Hexcel Corp.	4.200%	2/15/27	189	186
	Hexcel Corp.	5.875%	2/26/35	138	141
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,118
	Honeywell International Inc.	1.100%	3/1/27	800	754
	Honeywell International Inc.	4.650%	7/30/27	510	514
	Honeywell International Inc.	4.950%	2/15/28	500	509
	Honeywell International Inc.	4.250%	1/15/29	600	597
	Honeywell International Inc.	2.700%	8/15/29	350	326
	Honeywell International Inc.	4.700%	2/1/30	695	699
	Honeywell International Inc.	1.950%	6/1/30	1,125	991
	Honeywell International Inc.	1.750%	9/1/31	1,150	961
	Honeywell International Inc.	4.750%	2/1/32	555	554
	Honeywell International Inc.	5.000%	2/15/33	1,300	1,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	4.500%	1/15/34	600	579
	Honeywell International Inc.	5.700%	3/15/36	300	312
	Honeywell International Inc.	5.700%	3/15/37	305	319
	Honeywell International Inc.	5.250%	3/1/54	2,450	2,328
	Honeywell International Inc.	5.350%	3/1/64	1,000	944
	Howmet Aerospace Inc.	3.000%	1/15/29	1,225	1,156
	Howmet Aerospace Inc.	4.850%	10/15/31	200	199
	Howmet Aerospace Inc.	5.950%	2/1/37	500	524
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	485
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	250	253
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	769
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	3,135	3,159
	IDEX Corp.	4.950%	9/1/29	420	421
	IDEX Corp.	3.000%	5/1/30	300	274
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,075
	Illinois Tool Works Inc.	3.900%	9/1/42	1,545	1,283
	Ingersoll Rand Inc.	5.197%	6/15/27	575	583
	Ingersoll Rand Inc.	5.400%	8/14/28	300	307
	Ingersoll Rand Inc.	5.176%	6/15/29	625	636
	Ingersoll Rand Inc.	5.314%	6/15/31	500	511
	Ingersoll Rand Inc.	5.700%	8/14/33	950	981
	Ingersoll Rand Inc.	5.450%	6/15/34	625	634
	Ingersoll Rand Inc.	5.700%	6/15/54	500	495
	Jacobs Engineering Group Inc.	6.350%	8/18/28	500	522
	Jacobs Engineering Group Inc.	5.900%	3/1/33	500	514
[7]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	517	484
[7]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	384	333
[7]	John Deere Capital Corp.	4.750%	6/8/26	500	503
[7]	John Deere Capital Corp.	2.650%	6/10/26	300	295
[7]	John Deere Capital Corp.	1.050%	6/17/26	500	482
[7]	John Deere Capital Corp.	5.150%	9/8/26	500	507
[7]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,601
[7]	John Deere Capital Corp.	4.500%	1/8/27	750	754
[7]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,915
[7]	John Deere Capital Corp.	4.850%	3/5/27	800	810
[7]	John Deere Capital Corp.	2.350%	3/8/27	500	483
[7]	John Deere Capital Corp.	4.900%	6/11/27	512	519
[7]	John Deere Capital Corp.	2.800%	9/8/27	250	242
[7]	John Deere Capital Corp.	4.150%	9/15/27	875	873
[7]	John Deere Capital Corp.	3.050%	1/6/28	600	583
	John Deere Capital Corp.	4.650%	1/7/28	450	456
[7]	John Deere Capital Corp.	4.750%	1/20/28	850	862
[7]	John Deere Capital Corp.	4.900%	3/3/28	500	510
[7]	John Deere Capital Corp.	1.500%	3/6/28	500	463
[7]	John Deere Capital Corp.	4.950%	7/14/28	800	816
[7]	John Deere Capital Corp.	3.450%	3/7/29	623	602
[7]	John Deere Capital Corp.	4.850%	6/11/29	431	438
[7]	John Deere Capital Corp.	2.800%	7/18/29	490	460
[7]	John Deere Capital Corp.	2.450%	1/9/30	3,535	3,241
[7]	John Deere Capital Corp.	4.700%	6/10/30	500	505
	John Deere Capital Corp.	1.450%	1/15/31	500	424
[7]	John Deere Capital Corp.	4.900%	3/7/31	800	813
	John Deere Capital Corp.	4.400%	9/8/31	4,130	4,087
[7]	John Deere Capital Corp.	3.900%	6/7/32	745	706
[7]	John Deere Capital Corp.	4.350%	9/15/32	500	488
[7]	John Deere Capital Corp.	5.150%	9/8/33	750	764
[7]	John Deere Capital Corp.	5.100%	4/11/34	835	845
[7]	John Deere Capital Corp.	5.050%	6/12/34	675	678
	Johnson Controls International plc	5.500%	4/19/29	585	602
	Johnson Controls International plc	1.750%	9/15/30	500	430
	Johnson Controls International plc	2.000%	9/16/31	500	421
	Johnson Controls International plc	4.900%	12/1/32	989	979
[7]	Johnson Controls International plc	6.000%	1/15/36	210	221
[7]	Johnson Controls International plc	4.625%	7/2/44	800	700
	Johnson Controls International plc	4.500%	2/15/47	400	338
[7]	Johnson Controls International plc	4.950%	7/2/64	286	243
	Kennametal Inc.	4.625%	6/15/28	1,000	998
	Keysight Technologies Inc.	4.600%	4/6/27	375	374
	Keysight Technologies Inc.	3.000%	10/30/29	700	646
	Keysight Technologies Inc.	4.950%	10/15/34	175	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kirby Corp.	4.200%	3/1/28	408	401
	L3Harris Technologies Inc.	3.850%	12/15/26	831	821
	L3Harris Technologies Inc.	5.400%	1/15/27	1,000	1,015
[7]	L3Harris Technologies Inc.	4.400%	6/15/28	600	595
	L3Harris Technologies Inc.	5.050%	6/1/29	635	642
	L3Harris Technologies Inc.	2.900%	12/15/29	750	691
	L3Harris Technologies Inc.	1.800%	1/15/31	600	507
	L3Harris Technologies Inc.	5.250%	6/1/31	635	646
	L3Harris Technologies Inc.	5.400%	7/31/33	1,500	1,518
	L3Harris Technologies Inc.	5.350%	6/1/34	635	641
	L3Harris Technologies Inc.	4.854%	4/27/35	100	96
	L3Harris Technologies Inc.	5.054%	4/27/45	475	439
	L3Harris Technologies Inc.	5.600%	7/31/53	1,080	1,057
	Lennox International Inc.	1.700%	8/1/27	500	467
	LKQ Corp.	5.750%	6/15/28	3,000	3,068
	Lockheed Martin Corp.	5.100%	11/15/27	612	626
	Lockheed Martin Corp.	4.450%	5/15/28	500	502
	Lockheed Martin Corp.	4.500%	2/15/29	500	502
	Lockheed Martin Corp.	4.700%	12/15/31	350	349
	Lockheed Martin Corp.	3.900%	6/15/32	175	165
	Lockheed Martin Corp.	5.250%	1/15/33	1,225	1,258
	Lockheed Martin Corp.	4.750%	2/15/34	700	689
	Lockheed Martin Corp.	3.600%	3/1/35	485	432
	Lockheed Martin Corp.	4.500%	5/15/36	565	539
[7]	Lockheed Martin Corp.	6.150%	9/1/36	452	493
	Lockheed Martin Corp.	5.720%	6/1/40	316	329
	Lockheed Martin Corp.	4.070%	12/15/42	1,131	947
	Lockheed Martin Corp.	3.800%	3/1/45	750	595
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	941
	Lockheed Martin Corp.	2.800%	6/15/50	700	441
	Lockheed Martin Corp.	4.090%	9/15/52	622	494
	Lockheed Martin Corp.	4.150%	6/15/53	210	168
	Lockheed Martin Corp.	5.700%	11/15/54	1,625	1,649
	Lockheed Martin Corp.	5.200%	2/15/55	1,050	993
	Lockheed Martin Corp.	4.300%	6/15/62	300	237
	Lockheed Martin Corp.	5.900%	11/15/63	1,235	1,278
	Lockheed Martin Corp.	5.200%	2/15/64	500	464
	MasTec Inc.	5.900%	6/15/29	325	333
	Norfolk Southern Corp.	2.900%	6/15/26	1,555	1,528
	Norfolk Southern Corp.	7.800%	5/15/27	100	107
	Norfolk Southern Corp.	3.150%	6/1/27	125	122
	Norfolk Southern Corp.	3.800%	8/1/28	2,950	2,892
	Norfolk Southern Corp.	2.550%	11/1/29	338	309
	Norfolk Southern Corp.	5.050%	8/1/30	500	511
	Norfolk Southern Corp.	3.000%	3/15/32	550	489
	Norfolk Southern Corp.	4.450%	3/1/33	420	406
	Norfolk Southern Corp.	5.550%	3/15/34	500	518
	Norfolk Southern Corp.	4.837%	10/1/41	565	519
	Norfolk Southern Corp.	3.950%	10/1/42	425	346
	Norfolk Southern Corp.	4.450%	6/15/45	975	834
	Norfolk Southern Corp.	4.650%	1/15/46	300	262
	Norfolk Southern Corp.	3.942%	11/1/47	850	664
	Norfolk Southern Corp.	4.150%	2/28/48	610	489
	Norfolk Southern Corp.	4.100%	5/15/49	615	487
	Norfolk Southern Corp.	3.400%	11/1/49	330	231
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,043
	Norfolk Southern Corp.	2.900%	8/25/51	520	325
	Norfolk Southern Corp.	4.050%	8/15/52	634	494
	Norfolk Southern Corp.	3.700%	3/15/53	350	254
	Norfolk Southern Corp.	4.550%	6/1/53	720	610
	Norfolk Southern Corp.	5.350%	8/1/54	800	767
	Norfolk Southern Corp.	3.155%	5/15/55	1,811	1,159
	Norfolk Southern Corp.	5.950%	3/15/64	500	514
	Norfolk Southern Corp.	5.100%	8/1/18	300	260
	Norfolk Southern Corp.	4.100%	5/15/21	500	352
	Northrop Grumman Corp.	3.200%	2/1/27	675	661
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,292
	Northrop Grumman Corp.	4.600%	2/1/29	400	401
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,522
	Northrop Grumman Corp.	4.700%	3/15/33	750	739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	4.900%	6/1/34	700	693
	Northrop Grumman Corp.	5.050%	11/15/40	245	233
	Northrop Grumman Corp.	4.750%	6/1/43	776	701
	Northrop Grumman Corp.	3.850%	4/15/45	905	716
	Northrop Grumman Corp.	4.030%	10/15/47	1,918	1,530
	Northrop Grumman Corp.	5.250%	5/1/50	795	751
	Northrop Grumman Corp.	4.950%	3/15/53	750	676
	Northrop Grumman Corp.	5.200%	6/1/54	1,000	937
	nVent Finance Sarl	4.550%	4/15/28	300	298
	nVent Finance Sarl	5.650%	5/15/33	500	499
	Oshkosh Corp.	4.600%	5/15/28	400	398
	Oshkosh Corp.	3.100%	3/1/30	80	74
	Otis Worldwide Corp.	2.293%	4/5/27	600	575
	Otis Worldwide Corp.	5.250%	8/16/28	600	613
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,268
	Otis Worldwide Corp.	5.125%	11/19/31	200	202
	Otis Worldwide Corp.	3.112%	2/15/40	611	464
	Otis Worldwide Corp.	3.362%	2/15/50	550	379
[7]	PACCAR Financial Corp.	4.500%	11/25/26	650	654
	PACCAR Financial Corp.	5.000%	5/13/27	750	762
	PACCAR Financial Corp.	4.450%	8/6/27	575	578
	PACCAR Financial Corp.	4.550%	3/3/28	500	503
[7]	PACCAR Financial Corp.	4.600%	1/31/29	500	503
	PACCAR Financial Corp.	4.000%	9/26/29	750	738
[7]	PACCAR Financial Corp.	5.000%	3/22/34	500	503
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,845
	Parker-Hannifin Corp.	4.250%	9/15/27	1,043	1,041
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	952
[7]	Parker-Hannifin Corp.	4.200%	11/21/34	200	189
[7]	Parker-Hannifin Corp.	6.250%	5/15/38	165	181
[7]	Parker-Hannifin Corp.	4.450%	11/21/44	420	367
	Parker-Hannifin Corp.	4.100%	3/1/47	500	409
	Parker-Hannifin Corp.	4.000%	6/14/49	950	754
	Precision Castparts Corp.	3.900%	1/15/43	375	310
	Precision Castparts Corp.	4.375%	6/15/45	275	239
	Regal Rexnord Corp.	6.050%	4/15/28	1,050	1,076
[7]	Regal Rexnord Corp.	6.300%	2/15/30	820	852
	Regal Rexnord Corp.	6.400%	4/15/33	1,060	1,100
	Republic Services Inc.	2.900%	7/1/26	2,322	2,284
	Republic Services Inc.	4.875%	4/1/29	500	506
	Republic Services Inc.	5.000%	11/15/29	500	508
	Republic Services Inc.	2.300%	3/1/30	725	652
	Republic Services Inc.	4.750%	7/15/30	126	127
	Republic Services Inc.	1.450%	2/15/31	500	416
	Republic Services Inc.	1.750%	2/15/32	625	515
	Republic Services Inc.	2.375%	3/15/33	1,000	830
	Republic Services Inc.	5.000%	4/1/34	500	499
	Republic Services Inc.	5.150%	3/15/35	118	119
	Republic Services Inc.	6.200%	3/1/40	125	135
	Republic Services Inc.	5.700%	5/15/41	300	304
	Republic Services Inc.	3.050%	3/1/50	650	442
	Rockwell Automation Inc.	3.500%	3/1/29	350	339
	Rockwell Automation Inc.	1.750%	8/15/31	500	423
	Rockwell Automation Inc.	4.200%	3/1/49	575	478
	Rockwell Automation Inc.	2.800%	8/15/61	500	290
	RTX Corp.	3.500%	3/15/27	2,885	2,834
	RTX Corp.	3.125%	5/4/27	975	948
	RTX Corp.	7.200%	8/15/27	75	80
	RTX Corp.	4.125%	11/16/28	3,445	3,398
	RTX Corp.	2.250%	7/1/30	500	444
	RTX Corp.	6.000%	3/15/31	870	923
	RTX Corp.	1.900%	9/1/31	925	775
	RTX Corp.	2.375%	3/15/32	200	170
	RTX Corp.	5.150%	2/27/33	850	857
	RTX Corp.	6.100%	3/15/34	919	986
	RTX Corp.	5.400%	5/1/35	500	509
	RTX Corp.	6.050%	6/1/36	585	620
	RTX Corp.	6.125%	7/15/38	463	495
	RTX Corp.	4.450%	11/16/38	810	738
	RTX Corp.	5.700%	4/15/40	480	497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	4.875%	10/15/40	225	210
	RTX Corp.	4.700%	12/15/41	575	518
	RTX Corp.	4.500%	6/1/42	2,857	2,515
	RTX Corp.	4.800%	12/15/43	285	258
	RTX Corp.	4.150%	5/15/45	694	568
	RTX Corp.	3.750%	11/1/46	900	685
	RTX Corp.	4.350%	4/15/47	780	648
	RTX Corp.	4.050%	5/4/47	511	406
	RTX Corp.	4.625%	11/16/48	1,500	1,289
	RTX Corp.	3.125%	7/1/50	863	569
	RTX Corp.	2.820%	9/1/51	925	565
	RTX Corp.	3.030%	3/15/52	950	603
	RTX Corp.	5.375%	2/27/53	1,165	1,112
	RTX Corp.	6.400%	3/15/54	1,521	1,664
[7]	Ryder System Inc.	1.750%	9/1/26	500	480
[7]	Ryder System Inc.	2.900%	12/1/26	325	316
[7]	Ryder System Inc.	2.850%	3/1/27	200	193
[7]	Ryder System Inc.	5.300%	3/15/27	600	608
[7]	Ryder System Inc.	5.650%	3/1/28	500	514
[7]	Ryder System Inc.	5.250%	6/1/28	500	509
	Ryder System Inc.	6.300%	12/1/28	500	527
[7]	Ryder System Inc.	5.375%	3/15/29	1,000	1,022
[7]	Ryder System Inc.	5.500%	6/1/29	500	513
[7]	Ryder System Inc.	4.950%	9/1/29	500	503
[7]	Ryder System Inc.	4.900%	12/1/29	300	301
	Ryder System Inc.	5.000%	3/15/30	302	304
	Ryder System Inc.	6.600%	12/1/33	500	545
	Southwest Airlines Co.	3.000%	11/15/26	400	389
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,938
	Southwest Airlines Co.	3.450%	11/16/27	540	524
	Southwest Airlines Co.	2.625%	2/10/30	400	359
	Teledyne Technologies Inc.	2.250%	4/1/28	500	468
	Teledyne Technologies Inc.	2.750%	4/1/31	900	802
	Textron Inc.	3.650%	3/15/27	2,044	2,005
	Textron Inc.	3.375%	3/1/28	325	313
	Textron Inc.	6.100%	11/15/33	500	526
	Textron Inc.	5.500%	5/15/35	455	456
	Timken Co.	4.500%	12/15/28	400	397
	Trane Technologies Financing Ltd.	5.250%	3/3/33	600	611
	Trane Technologies Financing Ltd.	5.100%	6/13/34	500	502
	Trane Technologies Financing Ltd.	4.650%	11/1/44	150	133
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,174
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	415	422
	Trimble Inc.	4.900%	6/15/28	400	401
	Triton Container International Ltd.	3.250%	3/15/32	500	429
	Tyco Electronics Group SA	3.125%	8/15/27	450	437
	Tyco Electronics Group SA	2.500%	2/4/32	500	431
	Tyco Electronics Group SA	7.125%	10/1/37	550	641
	Union Pacific Corp.	2.150%	2/5/27	707	681
	Union Pacific Corp.	3.000%	4/15/27	240	234
	Union Pacific Corp.	2.400%	2/5/30	825	751
	Union Pacific Corp.	2.375%	5/20/31	500	442
	Union Pacific Corp.	2.800%	2/14/32	500	444
	Union Pacific Corp.	3.375%	2/1/35	900	794
	Union Pacific Corp.	5.100%	2/20/35	489	493
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,473
	Union Pacific Corp.	3.600%	9/15/37	428	367
	Union Pacific Corp.	4.050%	3/1/46	500	407
	Union Pacific Corp.	3.350%	8/15/46	550	399
	Union Pacific Corp.	3.250%	2/5/50	850	588
	Union Pacific Corp.	3.799%	10/1/51	682	516
	Union Pacific Corp.	2.950%	3/10/52	500	320
	Union Pacific Corp.	4.950%	9/9/52	521	479
	Union Pacific Corp.	3.500%	2/14/53	500	356
	Union Pacific Corp.	5.600%	12/1/54	240	241
	Union Pacific Corp.	3.950%	8/15/59	425	316
	Union Pacific Corp.	3.839%	3/20/60	1,106	801
	Union Pacific Corp.	3.550%	5/20/61	545	370
	Union Pacific Corp.	2.973%	9/16/62	875	511
	Union Pacific Corp.	4.100%	9/15/67	350	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.750%	2/5/70	1,000	683
	Union Pacific Corp.	3.799%	4/6/71	1,150	790
	Union Pacific Corp.	3.850%	2/14/72	500	350
[7]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	361	357
[7]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	1,302	1,326
[7]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	1,027	1,041
[7]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	585	588
[7]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	332	316
[7]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	645	606
[7]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	329	314
[7]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	372	330
[7]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	838	844
	United Parcel Service Inc.	2.400%	11/15/26	609	591
	United Parcel Service Inc.	2.500%	9/1/29	400	369
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,001
	United Parcel Service Inc.	4.875%	3/3/33	650	651
	United Parcel Service Inc.	5.150%	5/22/34	750	761
	United Parcel Service Inc.	6.200%	1/15/38	505	546
	United Parcel Service Inc.	5.200%	4/1/40	465	457
	United Parcel Service Inc.	4.875%	11/15/40	350	331
	United Parcel Service Inc.	3.625%	10/1/42	300	235
	United Parcel Service Inc.	3.400%	11/15/46	390	284
	United Parcel Service Inc.	4.250%	3/15/49	666	544
	United Parcel Service Inc.	3.400%	9/1/49	200	141
	United Parcel Service Inc.	5.300%	4/1/50	2,795	2,666
	United Parcel Service Inc.	5.050%	3/3/53	650	595
	United Parcel Service Inc.	5.600%	5/22/64	500	488
	Valmont Industries Inc.	5.000%	10/1/44	475	434
	Valmont Industries Inc.	5.250%	10/1/54	300	277
	Veralto Corp.	5.500%	9/18/26	625	633
	Veralto Corp.	5.350%	9/18/28	600	614
	Veralto Corp.	5.450%	9/18/33	600	612
	Vontier Corp.	1.800%	4/1/26	500	485
	Vontier Corp.	2.400%	4/1/28	500	464
	Vontier Corp.	2.950%	4/1/31	500	434
	Waste Connections Inc.	4.250%	12/1/28	1,591	1,577
	Waste Connections Inc.	3.500%	5/1/29	950	914
	Waste Connections Inc.	2.600%	2/1/30	500	456
	Waste Connections Inc.	2.200%	1/15/32	700	592
	Waste Connections Inc.	4.200%	1/15/33	639	607
	Waste Connections Inc.	5.000%	3/1/34	470	468
	Waste Connections Inc.	3.050%	4/1/50	300	197
	Waste Connections Inc.	2.950%	1/15/52	700	443
	Waste Management Inc.	4.950%	7/3/27	375	381
	Waste Management Inc.	3.150%	11/15/27	1,600	1,556
	Waste Management Inc.	1.150%	3/15/28	500	457
	Waste Management Inc.	4.500%	3/15/28	850	854
	Waste Management Inc.	4.650%	3/15/30	1,000	1,005
	Waste Management Inc.	1.500%	3/15/31	1,400	1,176
	Waste Management Inc.	4.950%	7/3/31	325	331
	Waste Management Inc.	4.800%	3/15/32	1,000	1,001
	Waste Management Inc.	4.150%	4/15/32	2,585	2,493
	Waste Management Inc.	4.625%	2/15/33	250	247
	Waste Management Inc.	4.875%	2/15/34	725	725
	Waste Management Inc.	4.950%	3/15/35	1,700	1,691
	Waste Management Inc.	2.950%	6/1/41	500	372
	Waste Management Inc.	4.150%	7/15/49	325	268
	Waste Management Inc.	2.500%	11/15/50	500	297
	Waste Management Inc.	5.350%	10/15/54	400	391
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	713
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	750	751
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	470	482
	WW Grainger Inc.	4.600%	6/15/45	905	808
	WW Grainger Inc.	3.750%	5/15/46	325	256
	WW Grainger Inc.	4.200%	5/15/47	350	290
	Xylem Inc.	3.250%	11/1/26	300	294
	Xylem Inc.	1.950%	1/30/28	250	233
	Xylem Inc.	2.250%	1/30/31	400	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xylem Inc.	4.375%	11/1/46	475	396
					403,855
Materials (0.3%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	143
	Air Products and Chemicals Inc.	4.600%	2/8/29	450	453
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	621
	Air Products and Chemicals Inc.	4.800%	3/3/33	400	400
	Air Products and Chemicals Inc.	4.850%	2/8/34	1,240	1,233
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	437
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	638
	Albemarle Corp.	4.650%	6/1/27	500	496
	Albemarle Corp.	5.050%	6/1/32	500	478
	Albemarle Corp.	5.450%	12/1/44	325	292
	Albemarle Corp.	5.650%	6/1/52	365	309
	Amcor Finance USA Inc.	4.500%	5/15/28	500	497
	Amcor Finance USA Inc.	5.625%	5/26/33	582	597
[12]	Amcor Flexibles North America Inc.	4.800%	3/17/28	312	314
[12]	Amcor Flexibles North America Inc.	5.100%	3/17/30	417	421
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	448
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	440
[12]	Amcor Flexibles North America Inc.	5.500%	3/17/35	272	273
	Amcor Group Finance plc	5.450%	5/23/29	500	511
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	707
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	645
	ArcelorMittal SA	6.550%	11/29/27	1,035	1,078
	ArcelorMittal SA	4.250%	7/16/29	400	390
	ArcelorMittal SA	6.800%	11/29/32	700	753
	ArcelorMittal SA	6.000%	6/17/34	585	598
	ArcelorMittal SA	7.000%	10/15/39	809	881
	ArcelorMittal SA	6.750%	3/1/41	180	188
	ArcelorMittal SA	6.350%	6/17/54	600	597
	Barrick Gold Corp.	6.450%	10/15/35	375	407
	Barrick North America Finance LLC	5.700%	5/30/41	770	765
	Barrick North America Finance LLC	5.750%	5/1/43	850	850
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	692
	Berry Global Inc.	1.650%	1/15/27	1,000	949
	Berry Global Inc.	5.500%	4/15/28	500	510
	Berry Global Inc.	5.800%	6/15/31	675	704
	Berry Global Inc.	5.650%	1/15/34	3,055	3,094
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	600	607
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	850	858
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	500	510
	BHP Billiton Finance USA Ltd.	5.000%	2/21/30	432	439
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	700	719
	BHP Billiton Finance USA Ltd.	5.125%	2/21/32	278	281
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	550	545
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	1,200	1,214
	BHP Billiton Finance USA Ltd.	5.300%	2/21/35	487	492
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,050	886
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	450	443
	Cabot Corp.	4.000%	7/1/29	240	231
	Carlisle Cos. Inc.	3.750%	12/1/27	650	635
	Carlisle Cos. Inc.	2.750%	3/1/30	675	613
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	292
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	350	316
	CF Industries Inc.	5.150%	3/15/34	700	679
	CF Industries Inc.	4.950%	6/1/43	505	440
	CF Industries Inc.	5.375%	3/15/44	700	641
	CRH America Finance Inc.	5.400%	5/21/34	625	630
	CRH America Finance Inc.	5.500%	1/9/35	1,050	1,063
	CRH America Finance Inc.	5.875%	1/9/55	300	303
	CRH SMW Finance DAC	5.200%	5/21/29	625	636
	CRH SMW Finance DAC	5.125%	1/9/30	1,665	1,685
	Dow Chemical Co.	7.375%	11/1/29	25	28
	Dow Chemical Co.	2.100%	11/15/30	530	458
	Dow Chemical Co.	6.300%	3/15/33	400	428
	Dow Chemical Co.	5.150%	2/15/34	400	395
	Dow Chemical Co.	4.250%	10/1/34	386	352
	Dow Chemical Co.	5.350%	3/15/35	309	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	9.400%	5/15/39	556	746
	Dow Chemical Co.	5.250%	11/15/41	375	346
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,068
	Dow Chemical Co.	4.625%	10/1/44	400	334
	Dow Chemical Co.	5.550%	11/30/48	1,075	1,004
	Dow Chemical Co.	4.800%	5/15/49	725	603
	Dow Chemical Co.	3.600%	11/15/50	1,000	680
	Dow Chemical Co.	6.900%	5/15/53	700	764
	Dow Chemical Co.	5.600%	2/15/54	400	371
	Dow Chemical Co.	5.950%	3/15/55	344	333
	DuPont de Nemours Inc.	5.319%	11/15/38	983	1,014
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,610
	Eastman Chemical Co.	4.500%	12/1/28	125	124
	Eastman Chemical Co.	5.000%	8/1/29	341	343
	Eastman Chemical Co.	5.750%	3/8/33	3,465	3,570
	Eastman Chemical Co.	5.625%	2/20/34	300	303
	Eastman Chemical Co.	4.800%	9/1/42	690	605
	Eastman Chemical Co.	4.650%	10/15/44	850	722
	Ecolab Inc.	2.700%	11/1/26	600	586
	Ecolab Inc.	1.650%	2/1/27	200	191
	Ecolab Inc.	3.250%	12/1/27	1,400	1,365
	Ecolab Inc.	5.250%	1/15/28	300	308
	Ecolab Inc.	4.800%	3/24/30	700	708
	Ecolab Inc.	1.300%	1/30/31	500	416
	Ecolab Inc.	2.125%	2/1/32	300	254
	Ecolab Inc.	2.700%	12/15/51	710	433
	EIDP Inc.	4.500%	5/15/26	500	501
	EIDP Inc.	2.300%	7/15/30	400	357
	EIDP Inc.	4.800%	5/15/33	500	492
	FMC Corp.	5.150%	5/18/26	300	301
	FMC Corp.	3.200%	10/1/26	300	293
	FMC Corp.	3.450%	10/1/29	400	370
	FMC Corp.	5.650%	5/18/33	500	495
	FMC Corp.	4.500%	10/1/49	400	302
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	500
	Freeport-McMoRan Inc.	4.125%	3/1/28	645	634
	Freeport-McMoRan Inc.	4.375%	8/1/28	600	592
	Freeport-McMoRan Inc.	5.250%	9/1/29	500	504
	Freeport-McMoRan Inc.	4.250%	3/1/30	500	483
	Freeport-McMoRan Inc.	4.625%	8/1/30	700	684
	Freeport-McMoRan Inc.	5.400%	11/14/34	600	601
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,450	1,362
	Georgia-Pacific LLC	8.875%	5/15/31	700	851
	Huntsman International LLC	4.500%	5/1/29	725	695
	Huntsman International LLC	2.950%	6/15/31	300	255
	Huntsman International LLC	5.700%	10/15/34	295	279
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	411
	International Flavors & Fragrances Inc.	5.000%	9/26/48	675	575
	International Paper Co.	5.000%	9/15/35	150	148
	International Paper Co.	6.000%	11/15/41	1,100	1,117
	International Paper Co.	4.800%	6/15/44	850	743
	International Paper Co.	4.400%	8/15/47	560	457
	International Paper Co.	4.350%	8/15/48	800	646
	Kinross Gold Corp.	4.500%	7/15/27	100	100
	Kinross Gold Corp.	6.250%	7/15/33	500	527
	Linde Inc.	1.100%	8/10/30	500	423
	Linde Inc.	3.550%	11/7/42	300	238
	Linde Inc.	2.000%	8/10/50	700	373
	LYB International Finance BV	5.250%	7/15/43	700	634
	LYB International Finance BV	4.875%	3/15/44	840	725
	LYB International Finance III LLC	2.250%	10/1/30	400	348
	LYB International Finance III LLC	5.625%	5/15/33	156	159
	LYB International Finance III LLC	5.500%	3/1/34	625	621
	LYB International Finance III LLC	3.375%	10/1/40	600	443
	LYB International Finance III LLC	4.200%	10/15/49	870	650
	LYB International Finance III LLC	4.200%	5/1/50	850	635
	LYB International Finance III LLC	3.800%	10/1/60	400	263
	LyondellBasell Industries NV	4.625%	2/26/55	910	717
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	489
[7]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Martin Marietta Materials Inc.	2.400%	7/15/31	856	740
	Martin Marietta Materials Inc.	5.150%	12/1/34	300	298
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	487
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	486
	Martin Marietta Materials Inc.	5.500%	12/1/54	750	712
	Mosaic Co.	4.050%	11/15/27	600	592
	Mosaic Co.	5.375%	11/15/28	300	307
	Mosaic Co.	5.450%	11/15/33	400	402
	Mosaic Co.	4.875%	11/15/41	400	358
	Mosaic Co.	5.625%	11/15/43	425	409
	NewMarket Corp.	2.700%	3/18/31	500	438
	Newmont Corp.	2.800%	10/1/29	550	511
	Newmont Corp.	2.250%	10/1/30	2,900	2,565
	Newmont Corp.	2.600%	7/15/32	800	690
[7]	Newmont Corp.	5.875%	4/1/35	725	760
	Newmont Corp.	6.250%	10/1/39	700	752
	Newmont Corp.	4.875%	3/15/42	1,025	944
	Newmont Corp.	5.450%	6/9/44	500	487
	Newmont Corp.	4.200%	5/13/50	400	325
	Nucor Corp.	4.300%	5/23/27	250	249
	Nucor Corp.	2.700%	6/1/30	300	273
	Nucor Corp.	4.650%	6/1/30	378	377
	Nucor Corp.	3.125%	4/1/32	500	447
	Nucor Corp.	5.100%	6/1/35	262	258
	Nucor Corp.	6.400%	12/1/37	400	440
	Nucor Corp.	3.850%	4/1/52	200	150
	Nucor Corp.	2.979%	12/15/55	1,230	742
	Nutrien Ltd.	4.000%	12/15/26	500	496
	Nutrien Ltd.	5.200%	6/21/27	400	405
	Nutrien Ltd.	4.900%	3/27/28	300	303
	Nutrien Ltd.	2.950%	5/13/30	3,225	2,953
	Nutrien Ltd.	5.250%	3/12/32	471	471
	Nutrien Ltd.	5.400%	6/21/34	500	500
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,124
	Nutrien Ltd.	5.875%	12/1/36	300	308
	Nutrien Ltd.	5.625%	12/1/40	385	382
	Nutrien Ltd.	4.900%	6/1/43	425	381
	Nutrien Ltd.	5.250%	1/15/45	286	265
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,062
	Nutrien Ltd.	5.800%	3/27/53	1,519	1,495
	Packaging Corp. of America	3.400%	12/15/27	400	389
	Packaging Corp. of America	3.000%	12/15/29	950	880
	Packaging Corp. of America	4.050%	12/15/49	600	461
	Packaging Corp. of America	3.050%	10/1/51	100	64
	PPG Industries Inc.	2.550%	6/15/30	600	542
	Reliance Inc.	2.150%	8/15/30	800	695
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	776
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	243
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,400	853
	Rio Tinto Finance USA plc	4.375%	3/12/27	101	101
	Rio Tinto Finance USA plc	4.500%	3/14/28	336	338
	Rio Tinto Finance USA plc	4.875%	3/14/30	604	610
	Rio Tinto Finance USA plc	5.000%	3/14/32	411	413
	Rio Tinto Finance USA plc	5.250%	3/14/35	411	414
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	999
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	521
	Rio Tinto Finance USA plc	5.125%	3/9/53	1,510	1,394
	Rio Tinto Finance USA plc	5.750%	3/14/55	355	356
	Rio Tinto Finance USA plc	5.875%	3/14/65	237	240
	RPM International Inc.	3.750%	3/15/27	150	147
	RPM International Inc.	4.550%	3/1/29	275	273
	RPM International Inc.	2.950%	1/15/32	250	218
	RPM International Inc.	5.250%	6/1/45	75	72
	RPM International Inc.	4.250%	1/15/48	450	377
	Sherwin-Williams Co.	3.450%	6/1/27	300	294
[7]	Sherwin-Williams Co.	4.550%	3/1/28	500	501
	Sherwin-Williams Co.	2.950%	8/15/29	700	651
	Sherwin-Williams Co.	2.300%	5/15/30	500	444
	Sherwin-Williams Co.	4.800%	9/1/31	200	199
	Sherwin-Williams Co.	2.200%	3/15/32	500	420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sherwin-Williams Co.	4.000%	12/15/42	220	178
	Sherwin-Williams Co.	4.550%	8/1/45	270	230
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	931
	Sherwin-Williams Co.	3.800%	8/15/49	504	375
	Sherwin-Williams Co.	3.300%	5/15/50	400	270
[12]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	550	558
[12]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	840	848
[12]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	1,155	1,124
[12]	Smurfit Westrock Financing DAC	5.418%	1/15/35	350	351
	Sonoco Products Co.	4.450%	9/1/26	300	299
	Sonoco Products Co.	2.250%	2/1/27	500	479
	Sonoco Products Co.	4.600%	9/1/29	1,525	1,503
	Sonoco Products Co.	3.125%	5/1/30	2,125	1,946
	Sonoco Products Co.	5.000%	9/1/34	400	383
	Southern Copper Corp.	7.500%	7/27/35	850	968
	Southern Copper Corp.	6.750%	4/16/40	750	813
	Southern Copper Corp.	5.250%	11/8/42	1,300	1,206
	Southern Copper Corp.	5.875%	4/23/45	1,280	1,266
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,208
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,191
	Steel Dynamics Inc.	5.375%	8/15/34	455	455
	Steel Dynamics Inc.	5.250%	5/15/35	217	215
	Steel Dynamics Inc.	5.750%	5/15/55	288	279
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,070
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,173
	Suzano Austria GmbH	3.750%	1/15/31	1,020	922
[7]	Suzano Austria GmbH	3.125%	1/15/32	850	723
	Suzano International Finance BV	5.500%	1/17/27	1,173	1,185
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	1,024
	Vale Overseas Ltd.	6.125%	6/12/33	1,000	1,026
	Vale Overseas Ltd.	8.250%	1/17/34	375	447
	Vale Overseas Ltd.	6.875%	11/21/36	1,480	1,604
	Vale Overseas Ltd.	6.875%	11/10/39	1,110	1,203
	Vale Overseas Ltd.	6.400%	6/28/54	1,350	1,342
	Vale SA	5.625%	9/11/42	238	233
	Vulcan Materials Co.	4.950%	12/1/29	350	353
	Vulcan Materials Co.	3.500%	6/1/30	575	541
	Vulcan Materials Co.	5.350%	12/1/34	650	655
	Vulcan Materials Co.	4.500%	6/15/47	1,050	886
	Vulcan Materials Co.	5.700%	12/1/54	625	611
	Westlake Corp.	3.375%	6/15/30	400	373
	Westlake Corp.	2.875%	8/15/41	350	236
	Westlake Corp.	5.000%	8/15/46	575	506
	Westlake Corp.	4.375%	11/15/47	435	344
	Westlake Corp.	3.125%	8/15/51	500	310
	Westlake Corp.	3.375%	8/15/61	400	239
	WestRock MWV LLC	8.200%	1/15/30	475	543
	WestRock MWV LLC	7.950%	2/15/31	275	316
	WRKCo Inc.	4.000%	3/15/28	800	785
	WRKCo Inc.	3.900%	6/1/28	607	592
	WRKCo Inc.	4.900%	3/15/29	825	829
	WRKCo Inc.	4.200%	6/1/32	700	665
	Yamana Gold Inc.	2.630%	8/15/31	180	155
					158,262
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	460
	Agree LP	4.800%	10/1/32	500	487
	Agree LP	2.600%	6/15/33	500	408
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	344
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	197
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,397
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	494
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	387
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	546
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,359
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	597
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	500	476
	Alexandria Real Estate Equities Inc.	5.500%	10/1/35	250	251
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	421
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	308
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	865	591
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	200	177
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	500	477
	American Assets Trust LP	3.375%	2/1/31	500	440
	American Assets Trust LP	6.150%	10/1/34	400	399
	American Homes 4 Rent LP	4.900%	2/15/29	725	727
	American Homes 4 Rent LP	2.375%	7/15/31	675	579
	American Homes 4 Rent LP	3.625%	4/15/32	250	227
	American Homes 4 Rent LP	5.500%	2/1/34	490	490
	American Homes 4 Rent LP	5.500%	7/15/34	425	424
	American Homes 4 Rent LP	5.250%	3/15/35	425	417
	American Homes 4 Rent LP	3.375%	7/15/51	500	331
	American Tower Corp.	1.600%	4/15/26	500	485
	American Tower Corp.	1.450%	9/15/26	550	526
	American Tower Corp.	3.375%	10/15/26	1,069	1,050
	American Tower Corp.	2.750%	1/15/27	2,709	2,624
	American Tower Corp.	3.125%	1/15/27	975	950
	American Tower Corp.	3.650%	3/15/27	600	590
	American Tower Corp.	3.550%	7/15/27	1,100	1,075
	American Tower Corp.	3.600%	1/15/28	500	487
	American Tower Corp.	1.500%	1/31/28	1,000	918
	American Tower Corp.	5.800%	11/15/28	600	622
	American Tower Corp.	5.200%	2/15/29	500	508
	American Tower Corp.	3.800%	8/15/29	1,475	1,416
	American Tower Corp.	2.900%	1/15/30	1,490	1,370
	American Tower Corp.	5.000%	1/31/30	300	302
	American Tower Corp.	4.900%	3/15/30	336	338
	American Tower Corp.	2.100%	6/15/30	560	490
	American Tower Corp.	1.875%	10/15/30	1,000	856
	American Tower Corp.	2.700%	4/15/31	500	442
	American Tower Corp.	2.300%	9/15/31	550	469
	American Tower Corp.	4.050%	3/15/32	600	565
	American Tower Corp.	5.550%	7/15/33	475	485
	American Tower Corp.	5.450%	2/15/34	195	198
	American Tower Corp.	5.400%	1/31/35	1,054	1,062
	American Tower Corp.	3.700%	10/15/49	500	363
	American Tower Corp.	3.100%	6/15/50	1,060	692
	American Tower Corp.	2.950%	1/15/51	1,500	944
[9]	Americold Realty Operating Partnership LP	5.600%	5/15/32	320	321
	Americold Realty Operating Partnership LP	5.409%	9/12/34	315	307
[7]	AvalonBay Communities Inc.	2.950%	5/11/26	250	246
[7]	AvalonBay Communities Inc.	2.900%	10/15/26	50	49
[7]	AvalonBay Communities Inc.	3.200%	1/15/28	350	339
[7]	AvalonBay Communities Inc.	2.300%	3/1/30	500	448
[7]	AvalonBay Communities Inc.	2.450%	1/15/31	855	756
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,270
	AvalonBay Communities Inc.	5.300%	12/7/33	500	507
	AvalonBay Communities Inc.	5.350%	6/1/34	300	304
[7]	AvalonBay Communities Inc.	3.900%	10/15/46	280	221
	Boston Properties LP	2.750%	10/1/26	475	460
	Boston Properties LP	6.750%	12/1/27	2,025	2,117
	Boston Properties LP	2.900%	3/15/30	1,000	901
	Boston Properties LP	3.250%	1/30/31	600	537
	Boston Properties LP	2.550%	4/1/32	500	412
	Boston Properties LP	2.450%	10/1/33	1,030	805
	Boston Properties LP	6.500%	1/15/34	248	261
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	397
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	295
	Brixmor Operating Partnership LP	2.250%	4/1/28	300	279
	Brixmor Operating Partnership LP	4.125%	5/15/29	588	571
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,339
	Brixmor Operating Partnership LP	5.200%	4/1/32	240	240
	Brixmor Operating Partnership LP	5.500%	2/15/34	425	426
	Brixmor Operating Partnership LP	5.750%	2/15/35	335	340
	Camden Property Trust	4.100%	10/15/28	250	246
	Camden Property Trust	3.150%	7/1/29	600	565
	Camden Property Trust	3.350%	11/1/49	800	568
	CBRE Services Inc.	5.500%	4/1/29	400	410

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CBRE Services Inc.	2.500%	4/1/31	500	435
CBRE Services Inc.	5.950%	8/15/34	600	627
COPT Defense Properties LP	2.000%	1/15/29	300	268
COPT Defense Properties LP	2.900%	12/1/33	1,975	1,597
Cousins Properties LP	5.375%	2/15/32	375	373
Cousins Properties LP	5.875%	10/1/34	420	423
Crown Castle Inc.	3.700%	6/15/26	1,175	1,161
Crown Castle Inc.	1.050%	7/15/26	500	477
Crown Castle Inc.	2.900%	3/15/27	700	676
Crown Castle Inc.	3.650%	9/1/27	1,190	1,159
Crown Castle Inc.	5.000%	1/11/28	235	236
Crown Castle Inc.	3.800%	2/15/28	525	511
Crown Castle Inc.	4.800%	9/1/28	600	599
Crown Castle Inc.	4.900%	9/1/29	300	299
Crown Castle Inc.	3.100%	11/15/29	400	368
Crown Castle Inc.	3.300%	7/1/30	1,300	1,194
Crown Castle Inc.	2.250%	1/15/31	1,808	1,545
Crown Castle Inc.	2.100%	4/1/31	500	420
Crown Castle Inc.	2.500%	7/15/31	2,600	2,221
Crown Castle Inc.	5.800%	3/1/34	400	407
Crown Castle Inc.	5.200%	9/1/34	1,625	1,588
Crown Castle Inc.	5.200%	2/15/49	430	384
Crown Castle Inc.	4.150%	7/1/50	700	531
Crown Castle Inc.	3.250%	1/15/51	700	453
CubeSmart LP	3.125%	9/1/26	425	416
CubeSmart LP	2.250%	12/15/28	500	457
CubeSmart LP	4.375%	2/15/29	250	245
CubeSmart LP	3.000%	2/15/30	500	458
CubeSmart LP	2.000%	2/15/31	300	254
CubeSmart LP	2.500%	2/15/32	500	422
Digital Realty Trust LP	5.550%	1/15/28	500	511
Digital Realty Trust LP	4.450%	7/15/28	1,350	1,340
Digital Realty Trust LP	3.600%	7/1/29	700	668
DOC DR LLC	4.300%	3/15/27	744	739
DOC DR LLC	3.950%	1/15/28	300	294
DOC DR LLC	2.625%	11/1/31	437	378
EPR Properties	4.500%	6/1/27	564	557
EPR Properties	3.750%	8/15/29	686	644
EPR Properties	3.600%	11/15/31	370	330
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	272	277
Equinix Inc.	1.450%	5/15/26	420	406
Equinix Inc.	2.900%	11/18/26	1,250	1,217
Equinix Inc.	1.800%	7/15/27	1,150	1,081
Equinix Inc.	1.550%	3/15/28	116	106
Equinix Inc.	2.000%	5/15/28	250	231
Equinix Inc.	3.200%	11/18/29	2,000	1,870
Equinix Inc.	2.150%	7/15/30	825	723
Equinix Inc.	3.900%	4/15/32	300	280
Equinix Inc.	3.000%	7/15/50	400	252
Equinix Inc.	2.950%	9/15/51	400	247
Equinix Inc.	3.400%	2/15/52	725	492
ERP Operating LP	2.850%	11/1/26	1,300	1,269
ERP Operating LP	3.500%	3/1/28	500	487
ERP Operating LP	4.150%	12/1/28	300	296
ERP Operating LP	3.000%	7/1/29	500	468
ERP Operating LP	2.500%	2/15/30	300	272
ERP Operating LP	1.850%	8/1/31	600	506
ERP Operating LP	4.650%	9/15/34	600	575
ERP Operating LP	4.500%	7/1/44	600	521
ERP Operating LP	4.500%	6/1/45	350	300
ERP Operating LP	4.000%	8/1/47	105	83
Essex Portfolio LP	3.375%	4/15/26	963	951
Essex Portfolio LP	4.000%	3/1/29	280	272
Essex Portfolio LP	3.000%	1/15/30	405	373
Essex Portfolio LP	1.650%	1/15/31	877	735
Essex Portfolio LP	2.650%	3/15/32	455	389
Essex Portfolio LP	5.500%	4/1/34	250	252
Essex Portfolio LP	5.375%	4/1/35	400	400
Essex Portfolio LP	4.500%	3/15/48	1,000	843
Extra Space Storage LP	3.500%	7/1/26	475	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	3.875%	12/15/27	100	98
	Extra Space Storage LP	5.700%	4/1/28	460	472
	Extra Space Storage LP	3.900%	4/1/29	500	483
	Extra Space Storage LP	4.000%	6/15/29	125	121
	Extra Space Storage LP	5.500%	7/1/30	675	692
	Extra Space Storage LP	2.200%	10/15/30	510	444
	Extra Space Storage LP	5.900%	1/15/31	300	312
	Extra Space Storage LP	2.550%	6/1/31	500	433
	Extra Space Storage LP	2.400%	10/15/31	950	807
	Extra Space Storage LP	2.350%	3/15/32	700	585
	Extra Space Storage LP	5.400%	2/1/34	485	485
	Extra Space Storage LP	5.350%	1/15/35	400	397
	Extra Space Storage LP	5.400%	6/15/35	260	258
	Federal Realty OP LP	3.250%	7/15/27	225	218
	Federal Realty OP LP	5.375%	5/1/28	400	407
	Federal Realty OP LP	3.200%	6/15/29	161	151
	Federal Realty OP LP	4.500%	12/1/44	825	698
	GLP Capital LP	5.375%	4/15/26	2,200	2,206
	GLP Capital LP	5.750%	6/1/28	100	102
	GLP Capital LP	5.300%	1/15/29	575	576
	GLP Capital LP	4.000%	1/15/30	570	539
	GLP Capital LP	4.000%	1/15/31	800	746
	GLP Capital LP	3.250%	1/15/32	350	303
	GLP Capital LP	5.625%	9/15/34	625	616
	GLP Capital LP	6.250%	9/15/54	750	737
	Healthcare Realty Holdings LP	3.500%	8/1/26	877	862
	Healthcare Realty Holdings LP	3.750%	7/1/27	400	391
	Healthcare Realty Holdings LP	3.100%	2/15/30	395	362
	Healthcare Realty Holdings LP	2.000%	3/15/31	500	420
	Healthpeak OP LLC	3.250%	7/15/26	150	148
	Healthpeak OP LLC	3.500%	7/15/29	646	613
	Healthpeak OP LLC	3.000%	1/15/30	2,000	1,843
	Healthpeak OP LLC	2.875%	1/15/31	100	89
	Healthpeak OP LLC	5.250%	12/15/32	500	501
	Healthpeak OP LLC	5.375%	2/15/35	430	428
	Healthpeak OP LLC	6.750%	2/1/41	175	192
	Highwoods Realty LP	4.125%	3/15/28	850	824
	Highwoods Realty LP	3.050%	2/15/30	500	446
	Highwoods Realty LP	7.650%	2/1/34	550	614
[7]	Host Hotels & Resorts LP	3.375%	12/15/29	400	372
[7]	Host Hotels & Resorts LP	3.500%	9/15/30	913	836
[7]	Host Hotels & Resorts LP	2.900%	12/15/31	394	341
	Host Hotels & Resorts LP	5.700%	7/1/34	500	499
	Host Hotels & Resorts LP	5.500%	4/15/35	585	572
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	619
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	118	121
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	500	466
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	228	229
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	475	387
	Jones Lang LaSalle Inc.	6.875%	12/1/28	400	425
	Kilroy Realty LP	4.750%	12/15/28	350	344
	Kilroy Realty LP	2.500%	11/15/32	500	396
	Kilroy Realty LP	2.650%	11/15/33	1,165	905
	Kimco Realty OP LLC	2.800%	10/1/26	1,294	1,262
	Kimco Realty OP LLC	2.700%	10/1/30	250	225
	Kimco Realty OP LLC	2.250%	12/1/31	500	425
	Kimco Realty OP LLC	3.200%	4/1/32	500	444
	Kimco Realty OP LLC	4.600%	2/1/33	575	555
	Kimco Realty OP LLC	6.400%	3/1/34	650	698
	Kimco Realty OP LLC	4.850%	3/1/35	1,040	1,000
	Kimco Realty OP LLC	4.250%	4/1/45	425	345
	Kimco Realty OP LLC	4.450%	9/1/47	250	206
	Kite Realty Group LP	4.000%	10/1/26	725	718
	Kite Realty Group LP	4.950%	12/15/31	350	344
	Kite Realty Group LP	5.500%	3/1/34	494	494
	LXP Industrial Trust	6.750%	11/15/28	240	254
	LXP Industrial Trust	2.700%	9/15/30	500	440
	Mid-America Apartments LP	3.600%	6/1/27	1,431	1,406
	Mid-America Apartments LP	3.950%	3/15/29	400	390
	Mid-America Apartments LP	2.750%	3/15/30	295	269

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mid-America Apartments LP	1.700%	2/15/31	900	758
Mid-America Apartments LP	4.950%	3/1/35	250	244
Mid-America Apartments LP	2.875%	9/15/51	500	315
National Health Investors Inc.	3.000%	2/1/31	325	282
NNN REIT Inc.	3.600%	12/15/26	449	442
NNN REIT Inc.	3.500%	10/15/27	550	534
NNN REIT Inc.	4.300%	10/15/28	300	296
NNN REIT Inc.	2.500%	4/15/30	325	290
NNN REIT Inc.	5.600%	10/15/33	400	405
NNN REIT Inc.	5.500%	6/15/34	430	432
NNN REIT Inc.	4.800%	10/15/48	250	211
NNN REIT Inc.	3.100%	4/15/50	500	313
NNN REIT Inc.	3.500%	4/15/51	500	336
NNN REIT Inc.	3.000%	4/15/52	500	302
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	299
Omega Healthcare Investors Inc.	3.625%	10/1/29	1,750	1,636
Omega Healthcare Investors Inc.	3.375%	2/1/31	1,550	1,398
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	500	429
Piedmont Operating Partnership LP	9.250%	7/20/28	320	353
Piedmont Operating Partnership LP	6.875%	7/15/29	400	415
Piedmont Operating Partnership LP	3.150%	8/15/30	250	219
Piedmont Operating Partnership LP	2.750%	4/1/32	262	212
Prologis LP	3.250%	6/30/26	1,075	1,061
Prologis LP	3.250%	10/1/26	583	574
Prologis LP	2.125%	4/15/27	1,211	1,158
Prologis LP	3.375%	12/15/27	250	244
Prologis LP	4.875%	6/15/28	500	505
Prologis LP	3.875%	9/15/28	300	294
Prologis LP	4.000%	9/15/28	500	493
Prologis LP	4.375%	2/1/29	50	50
Prologis LP	2.875%	11/15/29	250	232
Prologis LP	2.250%	4/15/30	400	357
Prologis LP	1.750%	7/1/30	750	644
Prologis LP	1.250%	10/15/30	1,214	1,016
Prologis LP	1.625%	3/15/31	1,000	836
Prologis LP	2.250%	1/15/32	400	340
Prologis LP	4.750%	6/15/33	200	196
Prologis LP	5.125%	1/15/34	380	381
Prologis LP	5.000%	3/15/34	1,236	1,228
Prologis LP	5.000%	1/31/35	575	570
Prologis LP	4.375%	9/15/48	300	250
Prologis LP	3.050%	3/1/50	175	115
Prologis LP	3.000%	4/15/50	510	330
Prologis LP	2.125%	10/15/50	500	265
Prologis LP	5.250%	6/15/53	1,025	970
Prologis LP	5.250%	3/15/54	465	440
Public Storage Operating Co.	1.500%	11/9/26	575	550
Public Storage Operating Co.	3.094%	9/15/27	300	291
Public Storage Operating Co.	1.850%	5/1/28	600	556
Public Storage Operating Co.	1.950%	11/9/28	575	528
Public Storage Operating Co.	5.125%	1/15/29	350	357
Public Storage Operating Co.	3.385%	5/1/29	520	498
Public Storage Operating Co.	2.300%	5/1/31	1,000	867
Public Storage Operating Co.	2.250%	11/9/31	375	321
Public Storage Operating Co.	5.100%	8/1/33	525	528
Public Storage Operating Co.	5.350%	8/1/53	550	527
Rayonier LP	2.750%	5/17/31	375	328
Realty Income Corp.	4.875%	6/1/26	350	351
Realty Income Corp.	4.125%	10/15/26	775	772
Realty Income Corp.	3.000%	1/15/27	525	512
Realty Income Corp.	3.200%	1/15/27	315	308
Realty Income Corp.	3.950%	8/15/27	475	469
Realty Income Corp.	3.400%	1/15/28	1,000	971
Realty Income Corp.	3.650%	1/15/28	1,290	1,261
Realty Income Corp.	2.100%	3/15/28	1,200	1,119
Realty Income Corp.	2.200%	6/15/28	500	465
Realty Income Corp.	4.700%	12/15/28	450	452
Realty Income Corp.	4.750%	2/15/29	750	752
Realty Income Corp.	3.250%	6/15/29	575	544
Realty Income Corp.	4.000%	7/15/29	245	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	3.100%	12/15/29	500	466
	Realty Income Corp.	3.400%	1/15/30	520	490
	Realty Income Corp.	3.250%	1/15/31	831	763
	Realty Income Corp.	2.850%	12/15/32	500	430
	Realty Income Corp.	1.800%	3/15/33	500	391
	Realty Income Corp.	4.900%	7/15/33	300	294
	Realty Income Corp.	5.125%	2/15/34	1,050	1,041
	Realty Income Corp.	4.650%	3/15/47	820	707
	Realty Income Corp.	5.375%	9/1/54	200	191
	Regency Centers LP	3.600%	2/1/27	340	335
	Regency Centers LP	4.125%	3/15/28	250	247
	Regency Centers LP	2.950%	9/15/29	400	372
	Regency Centers LP	5.250%	1/15/34	1,000	999
	Regency Centers LP	5.100%	1/15/35	300	296
	Regency Centers LP	4.400%	2/1/47	400	332
	Rexford Industrial Realty LP	5.000%	6/15/28	300	301
	Rexford Industrial Realty LP	2.150%	9/1/31	650	544
	Sabra Health Care LP	5.125%	8/15/26	1,332	1,331
	Sabra Health Care LP	3.900%	10/15/29	300	283
	Sabra Health Care LP	3.200%	12/1/31	350	303
	Safehold GL Holdings LLC	2.850%	1/15/32	650	559
	Safehold GL Holdings LLC	6.100%	4/1/34	215	221
	Safehold GL Holdings LLC	5.650%	1/15/35	350	347
	Simon Property Group LP	3.250%	11/30/26	300	294
	Simon Property Group LP	1.375%	1/15/27	500	474
	Simon Property Group LP	3.375%	6/15/27	820	802
	Simon Property Group LP	3.375%	12/1/27	1,000	974
	Simon Property Group LP	1.750%	2/1/28	500	464
	Simon Property Group LP	2.450%	9/13/29	1,595	1,454
	Simon Property Group LP	2.650%	7/15/30	500	452
	Simon Property Group LP	2.200%	2/1/31	600	520
	Simon Property Group LP	2.250%	1/15/32	500	423
	Simon Property Group LP	2.650%	2/1/32	700	606
	Simon Property Group LP	6.250%	1/15/34	400	429
	Simon Property Group LP	4.750%	9/26/34	1,300	1,247
	Simon Property Group LP	6.750%	2/1/40	750	842
	Simon Property Group LP	4.750%	3/15/42	350	314
	Simon Property Group LP	4.250%	11/30/46	425	350
	Simon Property Group LP	3.250%	9/13/49	1,100	740
	Simon Property Group LP	3.800%	7/15/50	1,500	1,107
	Simon Property Group LP	6.650%	1/15/54	400	447
	Store Capital LLC	4.500%	3/15/28	225	221
	Store Capital LLC	4.625%	3/15/29	300	293
[12]	Store Capital LLC	5.400%	4/30/30	270	270
	Sun Communities Operating LP	2.300%	11/1/28	725	669
	Sun Communities Operating LP	5.500%	1/15/29	500	511
	Sun Communities Operating LP	2.700%	7/15/31	500	435
	Sun Communities Operating LP	4.200%	4/15/32	500	469
	Sun Communities Operating LP	5.700%	1/15/33	500	509
	Tanger Properties LP	3.125%	9/1/26	723	708
	Tanger Properties LP	3.875%	7/15/27	250	245
	Tanger Properties LP	2.750%	9/1/31	400	345
[7]	UDR Inc.	2.950%	9/1/26	600	587
[7]	UDR Inc.	3.500%	7/1/27	150	147
[7]	UDR Inc.	3.500%	1/15/28	50	49
[7]	UDR Inc.	3.200%	1/15/30	240	223
[7]	UDR Inc.	2.100%	8/1/32	575	467
[7]	UDR Inc.	1.900%	3/15/33	1,000	782
	UDR Inc.	5.125%	9/1/34	350	343
	UDR Inc.	3.100%	11/1/34	265	220
	Ventas Realty LP	3.850%	4/1/27	275	271
	Ventas Realty LP	3.000%	1/15/30	325	299
	Ventas Realty LP	5.625%	7/1/34	208	212
	Ventas Realty LP	5.000%	1/15/35	598	578
	Ventas Realty LP	5.700%	9/30/43	325	319
	Ventas Realty LP	4.875%	4/15/49	650	570
	VICI Properties LP	4.750%	2/15/28	900	901
	VICI Properties LP	4.950%	2/15/30	900	893
	VICI Properties LP	5.125%	11/15/31	850	839
	VICI Properties LP	5.125%	5/15/32	900	882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VICI Properties LP	5.750%	4/1/34	450	453
[9]	VICI Properties LP	5.625%	4/1/35	499	497
	VICI Properties LP	5.625%	5/15/52	950	869
	VICI Properties LP	6.125%	4/1/54	300	293
	Welltower OP LLC	4.250%	4/1/26	856	853
	Welltower OP LLC	2.700%	2/15/27	662	641
	Welltower OP LLC	4.250%	4/15/28	750	742
	Welltower OP LLC	4.125%	3/15/29	500	489
	Welltower OP LLC	3.100%	1/15/30	1,250	1,162
	Welltower OP LLC	2.750%	1/15/31	500	446
	Welltower OP LLC	2.800%	6/1/31	700	622
	Welltower OP LLC	2.750%	1/15/32	525	457
	Welltower OP LLC	3.850%	6/15/32	500	465
	Welltower OP LLC	6.500%	3/15/41	200	217
	Welltower OP LLC	4.950%	9/1/48	400	363
	Weyerhaeuser Co.	4.750%	5/15/26	253	253
	Weyerhaeuser Co.	4.000%	11/15/29	750	727
	Weyerhaeuser Co.	4.000%	4/15/30	800	771
	Weyerhaeuser Co.	7.375%	3/15/32	219	246
	Weyerhaeuser Co.	3.375%	3/9/33	438	386
	Weyerhaeuser Co.	4.000%	3/9/52	500	374
	WP Carey Inc.	4.250%	10/1/26	300	298
	WP Carey Inc.	3.850%	7/15/29	200	192
	WP Carey Inc.	2.250%	4/1/33	1,000	803
					214,555
Technology (0.9%)
	Accenture Capital Inc.	3.900%	10/4/27	750	745
	Accenture Capital Inc.	4.050%	10/4/29	675	665
	Accenture Capital Inc.	4.250%	10/4/31	1,800	1,767
	Accenture Capital Inc.	4.500%	10/4/34	1,275	1,231
	Adobe Inc.	2.150%	2/1/27	500	482
	Adobe Inc.	4.850%	4/4/27	500	507
	Adobe Inc.	4.750%	1/17/28	400	406
	Adobe Inc.	4.950%	1/17/30	550	563
	Adobe Inc.	2.300%	2/1/30	1,060	962
	Adobe Inc.	5.300%	1/17/35	500	515
	Advanced Micro Devices Inc.	4.319%	3/24/28	310	312
	Advanced Micro Devices Inc.	3.924%	6/1/32	300	285
	Amdocs Ltd.	2.538%	6/15/30	600	533
	Analog Devices Inc.	3.500%	12/5/26	500	494
	Analog Devices Inc.	3.450%	6/15/27	250	246
	Analog Devices Inc.	1.700%	10/1/28	800	732
	Analog Devices Inc.	2.100%	10/1/31	900	772
	Analog Devices Inc.	2.800%	10/1/41	1,050	759
	Analog Devices Inc.	2.950%	10/1/51	950	618
	Apple Inc.	2.450%	8/4/26	500	489
	Apple Inc.	2.050%	9/11/26	3,000	2,914
	Apple Inc.	3.200%	5/11/27	2,700	2,653
	Apple Inc.	2.900%	9/12/27	2,331	2,266
	Apple Inc.	3.000%	11/13/27	1,025	998
	Apple Inc.	1.200%	2/8/28	2,200	2,029
	Apple Inc.	4.000%	5/10/28	1,525	1,525
	Apple Inc.	1.400%	8/5/28	831	760
	Apple Inc.	2.200%	9/11/29	1,475	1,355
	Apple Inc.	4.150%	5/10/30	408	410
	Apple Inc.	1.650%	5/11/30	2,000	1,756
	Apple Inc.	1.250%	8/20/30	1,000	856
	Apple Inc.	1.650%	2/8/31	2,300	1,988
	Apple Inc.	1.700%	8/5/31	900	769
	Apple Inc.	3.350%	8/8/32	2,000	1,872
	Apple Inc.	4.500%	2/23/36	442	439
	Apple Inc.	2.375%	2/8/41	1,925	1,346
	Apple Inc.	3.850%	5/4/43	2,825	2,367
	Apple Inc.	4.450%	5/6/44	500	461
	Apple Inc.	3.450%	2/9/45	1,594	1,236
	Apple Inc.	4.375%	5/13/45	1,775	1,576
	Apple Inc.	4.650%	2/23/46	5,720	5,272
	Apple Inc.	3.850%	8/4/46	1,750	1,425
	Apple Inc.	3.750%	9/12/47	842	669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.750%	11/13/47	1,000	793
	Apple Inc.	2.950%	9/11/49	1,600	1,080
	Apple Inc.	2.650%	5/11/50	1,855	1,168
	Apple Inc.	2.400%	8/20/50	1,732	1,032
	Apple Inc.	2.650%	2/8/51	3,596	2,251
	Apple Inc.	2.700%	8/5/51	1,600	1,007
	Apple Inc.	3.950%	8/8/52	1,500	1,207
	Apple Inc.	2.550%	8/20/60	600	354
	Apple Inc.	2.800%	2/8/61	2,000	1,202
	Apple Inc.	2.850%	8/5/61	1,300	790
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,046
	Applied Materials Inc.	1.750%	6/1/30	350	306
	Applied Materials Inc.	5.100%	10/1/35	400	408
	Applied Materials Inc.	5.850%	6/15/41	250	262
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,052
	Applied Materials Inc.	2.750%	6/1/50	550	347
	Arrow Electronics Inc.	3.875%	1/12/28	400	390
	Arrow Electronics Inc.	2.950%	2/15/32	400	343
	Arrow Electronics Inc.	5.875%	4/10/34	500	506
	Atlassian Corp.	5.250%	5/15/29	500	509
	Atlassian Corp.	5.500%	5/15/34	500	508
	Autodesk Inc.	3.500%	6/15/27	375	368
	Autodesk Inc.	2.850%	1/15/30	360	331
	Autodesk Inc.	2.400%	12/15/31	900	772
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	927
	Automatic Data Processing Inc.	1.250%	9/1/30	1,100	934
	Avnet Inc.	4.625%	4/15/26	450	449
	Avnet Inc.	6.250%	3/15/28	419	434
	Avnet Inc.	3.000%	5/15/31	200	175
	Block Financial LLC	2.500%	7/15/28	400	370
	Block Financial LLC	3.875%	8/15/30	600	563
	Booz Allen Hamilton Inc.	5.950%	8/4/33	550	551
	Broadcom Corp.	3.875%	1/15/27	3,150	3,116
	Broadcom Corp.	3.500%	1/15/28	800	778
	Broadcom Inc.	3.459%	9/15/26	588	580
	Broadcom Inc.	5.050%	7/12/27	853	864
[12]	Broadcom Inc.	1.950%	2/15/28	600	558
	Broadcom Inc.	4.150%	2/15/28	400	396
	Broadcom Inc.	4.800%	4/15/28	1,200	1,209
	Broadcom Inc.	4.110%	9/15/28	1,865	1,839
[12]	Broadcom Inc.	4.000%	4/15/29	500	488
	Broadcom Inc.	4.750%	4/15/29	2,950	2,961
	Broadcom Inc.	5.050%	7/12/29	1,319	1,337
	Broadcom Inc.	4.350%	2/15/30	650	640
	Broadcom Inc.	5.000%	4/15/30	2,150	2,177
	Broadcom Inc.	5.050%	4/15/30	2,000	2,026
	Broadcom Inc.	4.150%	11/15/30	2,000	1,936
[12]	Broadcom Inc.	2.450%	2/15/31	3,550	3,121
	Broadcom Inc.	5.150%	11/15/31	421	427
[7]	Broadcom Inc.	4.550%	2/15/32	500	488
[12]	Broadcom Inc.	4.150%	4/15/32	1,000	948
	Broadcom Inc.	5.200%	4/15/32	1,000	1,014
	Broadcom Inc.	4.300%	11/15/32	1,750	1,669
[12]	Broadcom Inc.	2.600%	2/15/33	1,500	1,264
[12]	Broadcom Inc.	3.419%	4/15/33	542	483
[12]	Broadcom Inc.	3.469%	4/15/34	3,652	3,215
[12]	Broadcom Inc.	3.137%	11/15/35	2,800	2,321
[12]	Broadcom Inc.	3.187%	11/15/36	2,800	2,297
[12]	Broadcom Inc.	4.926%	5/15/37	2,850	2,745
[12]	Broadcom Inc.	3.500%	2/15/41	1,229	963
[12]	Broadcom Inc.	3.750%	2/15/51	1,500	1,121
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	316
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	346
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	789
	Cadence Design Systems Inc.	4.200%	9/10/27	350	349
	Cadence Design Systems Inc.	4.300%	9/10/29	1,150	1,139
	Cadence Design Systems Inc.	4.700%	9/10/34	1,900	1,854
	CDW LLC	4.250%	4/1/28	347	340
	CDW LLC	3.250%	2/15/29	487	456
	CDW LLC	5.100%	3/1/30	279	279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CDW LLC	5.550%	8/22/34	279	277
	CGI Inc.	1.450%	9/14/26	705	674
[12]	CGI Inc.	4.950%	3/14/30	625	625
	CGI Inc.	2.300%	9/14/31	400	340
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,356
	Cintas Corp. No. 2	4.000%	5/1/32	950	904
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,319
	Cisco Systems Inc.	4.800%	2/26/27	1,650	1,670
	Cisco Systems Inc.	4.550%	2/24/28	585	590
	Cisco Systems Inc.	4.850%	2/26/29	6,200	6,308
	Cisco Systems Inc.	4.750%	2/24/30	856	870
	Cisco Systems Inc.	4.950%	2/26/31	2,921	2,978
	Cisco Systems Inc.	4.950%	2/24/32	1,887	1,912
	Cisco Systems Inc.	5.050%	2/26/34	3,295	3,337
	Cisco Systems Inc.	5.100%	2/24/35	992	1,005
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,503
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,310
	Cisco Systems Inc.	5.300%	2/26/54	1,235	1,208
	Cisco Systems Inc.	5.500%	2/24/55	463	465
	Cisco Systems Inc.	5.350%	2/26/64	815	789
	Concentrix Corp.	6.600%	8/2/28	707	738
	Corning Inc.	4.700%	3/15/37	750	710
	Corning Inc.	5.750%	8/15/40	665	672
	Corning Inc.	4.750%	3/15/42	420	376
	Corning Inc.	4.375%	11/15/57	775	615
	Corning Inc.	5.850%	11/15/68	400	391
	Corning Inc.	5.450%	11/15/79	700	637
	Dell Inc.	7.100%	4/15/28	70	74
	Dell Inc.	6.500%	4/15/38	400	423
	Dell International LLC	6.020%	6/15/26	2,585	2,618
	Dell International LLC	4.900%	10/1/26	1,000	1,004
	Dell International LLC	6.100%	7/15/27	800	825
	Dell International LLC	5.250%	2/1/28	885	901
[9]	Dell International LLC	4.750%	4/1/28	378	380
	Dell International LLC	5.300%	10/1/29	212	216
	Dell International LLC	4.350%	2/1/30	350	342
[9]	Dell International LLC	5.000%	4/1/30	246	247
	Dell International LLC	6.200%	7/15/30	475	503
[9]	Dell International LLC	5.300%	4/1/32	991	998
	Dell International LLC	5.750%	2/1/33	700	728
	Dell International LLC	4.850%	2/1/35	2,258	2,154
[9]	Dell International LLC	5.500%	4/1/35	1,056	1,057
	Dell International LLC	8.100%	7/15/36	972	1,159
	Dell International LLC	3.375%	12/15/41	500	368
	Dell International LLC	8.350%	7/15/46	571	716
	Dell International LLC	3.450%	12/15/51	1,200	809
	DXC Technology Co.	1.800%	9/15/26	700	670
	DXC Technology Co.	2.375%	9/15/28	600	547
	Equifax Inc.	5.100%	6/1/28	1,500	1,519
	Equifax Inc.	4.800%	9/15/29	276	276
	Equifax Inc.	3.100%	5/15/30	445	410
	Equifax Inc.	2.350%	9/15/31	900	771
	Fidelity National Information Services Inc.	1.650%	3/1/28	1,900	1,749
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	241
	Fidelity National Information Services Inc.	2.250%	3/1/31	700	607
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	511
	Fiserv Inc.	3.200%	7/1/26	2,100	2,067
	Fiserv Inc.	2.250%	6/1/27	1,550	1,478
	Fiserv Inc.	4.200%	10/1/28	800	789
	Fiserv Inc.	3.500%	7/1/29	3,697	3,516
	Fiserv Inc.	4.750%	3/15/30	1,000	998
	Fiserv Inc.	2.650%	6/1/30	1,900	1,709
	Fiserv Inc.	5.350%	3/15/31	350	359
	Fiserv Inc.	5.600%	3/2/33	250	257
	Fiserv Inc.	5.625%	8/21/33	472	486
	Fiserv Inc.	5.450%	3/15/34	849	860
	Fiserv Inc.	5.150%	8/12/34	1,000	992
	Fiserv Inc.	4.400%	7/1/49	1,650	1,355
	Flex Ltd.	4.875%	6/15/29	664	660
	Flex Ltd.	5.250%	1/15/32	575	571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fortinet Inc.	2.200%	3/15/31	500	434
	Genpact Luxembourg Sarl	6.000%	6/4/29	250	259
	Global Payments Inc.	4.800%	4/1/26	600	600
	Global Payments Inc.	2.150%	1/15/27	700	671
	Global Payments Inc.	4.950%	8/15/27	250	252
	Global Payments Inc.	4.450%	6/1/28	300	298
	Global Payments Inc.	3.200%	8/15/29	408	382
	Global Payments Inc.	2.900%	5/15/30	500	453
	Global Payments Inc.	2.900%	11/15/31	800	700
	Global Payments Inc.	5.400%	8/15/32	650	657
	Global Payments Inc.	4.150%	8/15/49	800	602
	Global Payments Inc.	5.950%	8/15/52	530	512
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	428
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	750	748
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	335	334
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	1,000	1,018
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	1,515	1,499
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	750	742
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	3,075	2,994
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	771	790
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	1,619	1,539
	HP Inc.	1.450%	6/17/26	900	867
	HP Inc.	3.000%	6/17/27	900	870
	HP Inc.	4.750%	1/15/28	675	679
	HP Inc.	4.000%	4/15/29	800	776
	HP Inc.	3.400%	6/17/30	800	743
	HP Inc.	2.650%	6/17/31	900	784
	HP Inc.	4.200%	4/15/32	791	747
	HP Inc.	5.500%	1/15/33	311	316
	HP Inc.	6.000%	9/15/41	910	917
	Hubbell Inc.	3.150%	8/15/27	275	266
	Hubbell Inc.	3.500%	2/15/28	400	388
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	1,091	1,019
	Intel Corp.	2.600%	5/19/26	4,740	4,637
	Intel Corp.	3.750%	3/25/27	1,750	1,722
	Intel Corp.	3.750%	8/5/27	400	392
	Intel Corp.	4.875%	2/10/28	1,500	1,508
	Intel Corp.	1.600%	8/12/28	900	813
	Intel Corp.	2.450%	11/15/29	2,900	2,603
	Intel Corp.	5.125%	2/10/30	1,000	1,007
	Intel Corp.	3.900%	3/25/30	1,240	1,181
	Intel Corp.	5.000%	2/21/31	1,400	1,400
	Intel Corp.	2.000%	8/12/31	800	669
	Intel Corp.	4.150%	8/5/32	875	811
	Intel Corp.	4.000%	12/15/32	1,625	1,490
	Intel Corp.	5.200%	2/10/33	1,850	1,825
	Intel Corp.	4.600%	3/25/40	600	519
	Intel Corp.	2.800%	8/12/41	700	464
	Intel Corp.	4.800%	10/1/41	1,065	915
	Intel Corp.	4.900%	7/29/45	2,000	1,687
	Intel Corp.	4.100%	5/19/46	1,350	1,005
	Intel Corp.	4.100%	5/11/47	800	591
	Intel Corp.	3.734%	12/8/47	1,200	837
	Intel Corp.	3.250%	11/15/49	600	375
	Intel Corp.	4.750%	3/25/50	2,185	1,760
	Intel Corp.	3.050%	8/12/51	1,000	588
	Intel Corp.	4.900%	8/5/52	1,100	899
	Intel Corp.	5.700%	2/10/53	3,084	2,837
	Intel Corp.	5.600%	2/21/54	500	454
	Intel Corp.	3.100%	2/15/60	700	387
	Intel Corp.	3.200%	8/12/61	700	395
	Intel Corp.	5.050%	8/5/62	1,000	813
	Intel Corp.	5.900%	2/10/63	985	921
	International Business Machines Corp.	3.300%	5/15/26	2,365	2,339
	International Business Machines Corp.	1.700%	5/15/27	3,300	3,124
	International Business Machines Corp.	4.500%	2/6/28	1,410	1,417
	International Business Machines Corp.	3.500%	5/15/29	2,975	2,855
	International Business Machines Corp.	1.950%	5/15/30	2,200	1,932
	International Business Machines Corp.	4.750%	2/6/33	1,000	989
[7]	International Business Machines Corp.	5.200%	2/10/35	800	802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	4.150%	5/15/39	779	683
	International Business Machines Corp.	2.850%	5/15/40	970	708
	International Business Machines Corp.	4.000%	6/20/42	1,287	1,061
	International Business Machines Corp.	4.250%	5/15/49	1,800	1,465
	International Business Machines Corp.	2.950%	5/15/50	545	348
	International Business Machines Corp.	4.900%	7/27/52	304	270
	International Business Machines Corp.	5.100%	2/6/53	2,450	2,244
	Intuit Inc.	1.350%	7/15/27	400	376
	Intuit Inc.	1.650%	7/15/30	1,100	952
	Intuit Inc.	5.200%	9/15/33	1,000	1,020
	Intuit Inc.	5.500%	9/15/53	990	983
	Jabil Inc.	3.950%	1/12/28	400	392
	Jabil Inc.	3.600%	1/15/30	500	471
	Jabil Inc.	3.000%	1/15/31	450	403
	Juniper Networks Inc.	3.750%	8/15/29	500	481
	Juniper Networks Inc.	2.000%	12/10/30	500	426
	Juniper Networks Inc.	5.950%	3/15/41	150	150
	KLA Corp.	4.100%	3/15/29	300	296
	KLA Corp.	4.650%	7/15/32	900	893
	KLA Corp.	4.700%	2/1/34	750	736
	KLA Corp.	5.000%	3/15/49	800	742
	KLA Corp.	3.300%	3/1/50	700	486
	KLA Corp.	4.950%	7/15/52	1,000	915
	KLA Corp.	5.250%	7/15/62	500	470
	Kyndryl Holdings Inc.	2.050%	10/15/26	300	288
	Kyndryl Holdings Inc.	2.700%	10/15/28	100	93
	Kyndryl Holdings Inc.	3.150%	10/15/31	1,000	878
	Kyndryl Holdings Inc.	4.100%	10/15/41	600	466
	Lam Research Corp.	4.000%	3/15/29	1,050	1,033
	Lam Research Corp.	1.900%	6/15/30	785	689
	Lam Research Corp.	4.875%	3/15/49	500	456
	Lam Research Corp.	2.875%	6/15/50	500	320
	Lam Research Corp.	3.125%	6/15/60	400	250
	Leidos Inc.	2.300%	2/15/31	800	688
	Leidos Inc.	5.750%	3/15/33	397	408
	Leidos Inc.	5.500%	3/15/35	364	363
	Marvell Technology Inc.	2.450%	4/15/28	400	375
[7]	Marvell Technology Inc.	4.875%	6/22/28	300	301
	Marvell Technology Inc.	5.750%	2/15/29	300	309
	Marvell Technology Inc.	2.950%	4/15/31	200	179
	Microchip Technology Inc.	4.900%	3/15/28	675	677
	Microchip Technology Inc.	5.050%	3/15/29	3,200	3,222
	Microchip Technology Inc.	5.050%	2/15/30	575	574
	Micron Technology Inc.	4.185%	2/15/27	750	744
	Micron Technology Inc.	5.375%	4/15/28	800	814
	Micron Technology Inc.	5.327%	2/6/29	575	584
	Micron Technology Inc.	6.750%	11/1/29	1,065	1,142
	Micron Technology Inc.	4.663%	2/15/30	300	296
	Micron Technology Inc.	5.300%	1/15/31	975	986
	Micron Technology Inc.	2.703%	4/15/32	700	599
	Micron Technology Inc.	5.875%	2/9/33	709	734
	Micron Technology Inc.	5.800%	1/15/35	710	727
	Micron Technology Inc.	3.366%	11/1/41	500	369
	Micron Technology Inc.	3.477%	11/1/51	500	338
	Microsoft Corp.	2.400%	8/8/26	3,700	3,619
	Microsoft Corp.	3.400%	9/15/26	1,047	1,037
	Microsoft Corp.	3.300%	2/6/27	3,800	3,752
	Microsoft Corp.	1.350%	9/15/30	1,000	864
	Microsoft Corp.	3.500%	2/12/35	1,000	921
	Microsoft Corp.	3.450%	8/8/36	2,750	2,453
	Microsoft Corp.	4.100%	2/6/37	1,075	1,017
	Microsoft Corp.	3.700%	8/8/46	3,824	3,109
	Microsoft Corp.	4.500%	6/15/47	1,125	1,024
	Microsoft Corp.	2.525%	6/1/50	6,171	3,871
	Microsoft Corp.	2.500%	9/15/50	1,400	871
	Microsoft Corp.	2.921%	3/17/52	5,076	3,405
	Microsoft Corp.	2.675%	6/1/60	5,207	3,108
	Microsoft Corp.	3.041%	3/17/62	1,671	1,086
	Moody's Corp.	3.250%	1/15/28	300	291
	Moody's Corp.	2.000%	8/19/31	2,100	1,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moody's Corp.	2.750%	8/19/41	600	418
	Moody's Corp.	5.250%	7/15/44	600	573
	Moody's Corp.	4.875%	12/17/48	300	268
	Moody's Corp.	3.250%	5/20/50	250	170
	Moody's Corp.	3.750%	2/25/52	500	374
	Moody's Corp.	3.100%	11/29/61	250	153
	Motorola Solutions Inc.	4.600%	2/23/28	700	702
	Motorola Solutions Inc.	5.000%	4/15/29	200	202
	Motorola Solutions Inc.	4.600%	5/23/29	700	697
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	873
	Motorola Solutions Inc.	2.750%	5/24/31	500	443
	Motorola Solutions Inc.	5.500%	9/1/44	300	290
	NetApp Inc.	2.375%	6/22/27	400	381
	NetApp Inc.	2.700%	6/22/30	600	537
	NetApp Inc.	5.500%	3/17/32	777	783
	NetApp Inc.	5.700%	3/17/35	695	694
	Nokia OYJ	6.625%	5/15/39	425	437
	Nordson Corp.	5.600%	9/15/28	300	309
	Nordson Corp.	4.500%	12/15/29	500	492
	Nordson Corp.	5.800%	9/15/33	500	522
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,742
	NVIDIA Corp.	1.550%	6/15/28	1,000	923
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,073
	NVIDIA Corp.	2.000%	6/15/31	1,350	1,177
	NVIDIA Corp.	3.500%	4/1/40	800	671
	NVIDIA Corp.	3.500%	4/1/50	3,965	3,010
	NVIDIA Corp.	3.700%	4/1/60	350	262
	NXP BV	3.875%	6/18/26	300	297
	NXP BV	3.150%	5/1/27	930	903
	NXP BV	5.550%	12/1/28	375	384
	NXP BV	4.300%	6/18/29	750	735
	NXP BV	3.400%	5/1/30	1,100	1,025
	NXP BV	2.500%	5/11/31	900	780
	NXP BV	2.650%	2/15/32	1,917	1,641
	NXP BV	3.250%	5/11/41	900	660
	Oracle Corp.	2.650%	7/15/26	2,500	2,441
	Oracle Corp.	2.800%	4/1/27	1,524	1,475
	Oracle Corp.	2.300%	3/25/28	1,000	940
	Oracle Corp.	4.500%	5/6/28	209	209
	Oracle Corp.	4.800%	8/3/28	1,350	1,361
[7]	Oracle Corp.	4.200%	9/27/29	1,617	1,585
	Oracle Corp.	6.150%	11/9/29	1,075	1,138
	Oracle Corp.	2.950%	4/1/30	2,950	2,709
	Oracle Corp.	4.650%	5/6/30	600	599
	Oracle Corp.	2.875%	3/25/31	5,278	4,727
	Oracle Corp.	5.250%	2/3/32	1,204	1,219
	Oracle Corp.	4.300%	7/8/34	1,600	1,487
	Oracle Corp.	4.700%	9/27/34	1,000	954
	Oracle Corp.	3.900%	5/15/35	1,375	1,223
	Oracle Corp.	5.500%	8/3/35	2,432	2,450
	Oracle Corp.	3.850%	7/15/36	1,180	1,022
	Oracle Corp.	3.800%	11/15/37	1,484	1,250
	Oracle Corp.	6.125%	7/8/39	232	242
	Oracle Corp.	3.600%	4/1/40	2,575	2,024
	Oracle Corp.	5.375%	7/15/40	3,638	3,466
	Oracle Corp.	3.650%	3/25/41	2,418	1,876
	Oracle Corp.	4.500%	7/8/44	985	828
	Oracle Corp.	4.125%	5/15/45	825	649
	Oracle Corp.	4.000%	7/15/46	3,200	2,447
	Oracle Corp.	4.000%	11/15/47	3,875	2,939
	Oracle Corp.	3.600%	4/1/50	5,780	4,006
	Oracle Corp.	3.950%	3/25/51	2,421	1,777
	Oracle Corp.	6.900%	11/9/52	1,575	1,735
	Oracle Corp.	5.550%	2/6/53	450	420
	Oracle Corp.	5.375%	9/27/54	1,000	909
	Oracle Corp.	6.000%	8/3/55	1,695	1,691
	Oracle Corp.	3.850%	4/1/60	3,610	2,468
	Oracle Corp.	4.100%	3/25/61	1,270	905
	Oracle Corp.	6.125%	8/3/65	2,245	2,242
	PayPal Holdings Inc.	2.650%	10/1/26	900	879

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PayPal Holdings Inc.	3.900%	6/1/27	2,000	1,984
PayPal Holdings Inc.	4.450%	3/6/28	198	199
PayPal Holdings Inc.	2.850%	10/1/29	1,000	932
PayPal Holdings Inc.	2.300%	6/1/30	900	805
PayPal Holdings Inc.	5.150%	6/1/34	1,875	1,880
PayPal Holdings Inc.	5.100%	4/1/35	310	308
PayPal Holdings Inc.	3.250%	6/1/50	1,000	671
PayPal Holdings Inc.	5.500%	6/1/54	1,000	963
PayPal Holdings Inc.	5.250%	6/1/62	500	454
Qorvo Inc.	4.375%	10/15/29	800	763
QUALCOMM Inc.	3.250%	5/20/27	1,150	1,128
QUALCOMM Inc.	1.300%	5/20/28	964	881
QUALCOMM Inc.	2.150%	5/20/30	1,400	1,254
QUALCOMM Inc.	1.650%	5/20/32	1,931	1,574
QUALCOMM Inc.	4.250%	5/20/32	300	292
QUALCOMM Inc.	5.400%	5/20/33	650	678
QUALCOMM Inc.	4.650%	5/20/35	800	790
QUALCOMM Inc.	4.800%	5/20/45	1,325	1,211
QUALCOMM Inc.	4.300%	5/20/47	1,475	1,242
QUALCOMM Inc.	3.250%	5/20/50	500	347
QUALCOMM Inc.	4.500%	5/20/52	400	341
QUALCOMM Inc.	6.000%	5/20/53	650	686
Quanta Services Inc.	4.750%	8/9/27	1,500	1,502
Quanta Services Inc.	2.900%	10/1/30	800	720
Quanta Services Inc.	5.250%	8/9/34	550	543
RELX Capital Inc.	4.000%	3/18/29	800	784
RELX Capital Inc.	4.750%	3/27/30	253	255
RELX Capital Inc.	3.000%	5/22/30	500	463
RELX Capital Inc.	4.750%	5/20/32	500	494
RELX Capital Inc.	5.250%	3/27/35	198	200
Roper Technologies Inc.	3.800%	12/15/26	600	593
Roper Technologies Inc.	1.400%	9/15/27	500	464
Roper Technologies Inc.	4.200%	9/15/28	650	642
Roper Technologies Inc.	2.950%	9/15/29	475	442
Roper Technologies Inc.	4.500%	10/15/29	350	347
Roper Technologies Inc.	2.000%	6/30/30	525	458
Roper Technologies Inc.	4.750%	2/15/32	250	247
Roper Technologies Inc.	4.900%	10/15/34	850	830
S&P Global Inc.	2.950%	1/22/27	400	391
S&P Global Inc.	2.450%	3/1/27	1,000	968
S&P Global Inc.	4.750%	8/1/28	800	809
S&P Global Inc.	2.700%	3/1/29	1,100	1,030
S&P Global Inc.	4.250%	5/1/29	900	893
S&P Global Inc.	2.500%	12/1/29	375	344
S&P Global Inc.	1.250%	8/15/30	500	423
S&P Global Inc.	2.900%	3/1/32	1,200	1,070
S&P Global Inc.	3.250%	12/1/49	550	384
S&P Global Inc.	3.700%	3/1/52	900	679
S&P Global Inc.	2.300%	8/15/60	1,000	511
S&P Global Inc.	3.900%	3/1/62	250	189
Salesforce Inc.	3.700%	4/11/28	1,275	1,256
Salesforce Inc.	1.500%	7/15/28	965	884
Salesforce Inc.	1.950%	7/15/31	600	516
Salesforce Inc.	2.700%	7/15/41	1,200	856
Salesforce Inc.	2.900%	7/15/51	1,638	1,058
Salesforce Inc.	3.050%	7/15/61	880	541
ServiceNow Inc.	1.400%	9/1/30	1,200	1,013
Skyworks Solutions Inc.	1.800%	6/1/26	500	482
Skyworks Solutions Inc.	3.000%	6/1/31	500	431
Synopsys Inc.	4.550%	4/1/27	252	253
Synopsys Inc.	4.650%	4/1/28	336	338
Synopsys Inc.	4.850%	4/1/30	306	308
Synopsys Inc.	5.000%	4/1/32	483	484
Synopsys Inc.	5.700%	4/1/55	586	581
TD SYNNEX Corp.	1.750%	8/9/26	500	479
TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,307
Teledyne FLIR LLC	2.500%	8/1/30	500	445
Texas Instruments Inc.	1.125%	9/15/26	500	479
Texas Instruments Inc.	2.900%	11/3/27	400	388
Texas Instruments Inc.	4.600%	2/15/28	500	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	2.250%	9/4/29	1,100	1,007
	Texas Instruments Inc.	1.750%	5/4/30	560	491
	Texas Instruments Inc.	1.900%	9/15/31	450	386
	Texas Instruments Inc.	4.900%	3/14/33	800	809
	Texas Instruments Inc.	4.850%	2/8/34	330	330
	Texas Instruments Inc.	3.875%	3/15/39	600	529
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,013
	Texas Instruments Inc.	2.700%	9/15/51	400	247
	Texas Instruments Inc.	5.000%	3/14/53	1,800	1,677
	Texas Instruments Inc.	5.150%	2/8/54	750	711
	Texas Instruments Inc.	5.050%	5/18/63	1,379	1,262
[7]	TR Finance LLC	3.350%	5/15/26	400	393
[7]	TR Finance LLC	5.500%	8/15/35	350	356
[7]	TR Finance LLC	5.850%	4/15/40	400	415
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,104
	TSMC Arizona Corp.	3.875%	4/22/27	575	569
	TSMC Arizona Corp.	4.125%	4/22/29	500	494
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	883
	TSMC Arizona Corp.	4.250%	4/22/32	450	442
	TSMC Arizona Corp.	3.125%	10/25/41	875	685
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	777
	TSMC Arizona Corp.	4.500%	4/22/52	900	838
	Verisk Analytics Inc.	4.125%	3/15/29	900	883
	Verisk Analytics Inc.	5.250%	6/5/34	550	553
	Verisk Analytics Inc.	5.250%	3/15/35	477	477
	Verisk Analytics Inc.	3.625%	5/15/50	1,200	857
	VMware LLC	1.400%	8/15/26	1,150	1,101
	VMware LLC	4.650%	5/15/27	450	451
	VMware LLC	3.900%	8/21/27	1,050	1,032
	VMware LLC	1.800%	8/15/28	700	638
	VMware LLC	4.700%	5/15/30	860	852
	VMware LLC	2.200%	8/15/31	1,400	1,190
	Western Digital Corp.	2.850%	2/1/29	500	452
	Western Digital Corp.	3.100%	2/1/32	420	352
	Workday Inc.	3.500%	4/1/27	1,100	1,078
	Workday Inc.	3.700%	4/1/29	600	578
	Workday Inc.	3.800%	4/1/32	1,200	1,110
	Xilinx Inc.	2.375%	6/1/30	550	496
					495,214
Utilities (1.0%)
	AEP Texas Inc.	3.950%	6/1/28	400	392
	AEP Texas Inc.	5.450%	5/15/29	650	665
	AEP Texas Inc.	5.400%	6/1/33	1,250	1,258
	AEP Texas Inc.	5.700%	5/15/34	1,000	1,016
	AEP Texas Inc.	3.800%	10/1/47	250	180
	AEP Texas Inc.	5.250%	5/15/52	200	180
	AEP Transmission Co. LLC	3.100%	12/1/26	200	196
	AEP Transmission Co. LLC	5.150%	4/1/34	250	250
	AEP Transmission Co. LLC	4.000%	12/1/46	325	259
	AEP Transmission Co. LLC	3.750%	12/1/47	450	339
	AEP Transmission Co. LLC	4.250%	9/15/48	325	266
	AEP Transmission Co. LLC	3.800%	6/15/49	270	203
	AEP Transmission Co. LLC	3.150%	9/15/49	70	47
[7]	AEP Transmission Co. LLC	3.650%	4/1/50	300	219
[7]	AEP Transmission Co. LLC	2.750%	8/15/51	250	152
[7]	AEP Transmission Co. LLC	4.500%	6/15/52	500	417
	AEP Transmission Co. LLC	5.400%	3/15/53	250	240
	AES Corp.	5.450%	6/1/28	575	585
	AES Corp.	2.450%	1/15/31	800	684
	AES Corp.	5.800%	3/15/32	1,161	1,172
	Alabama Power Co.	3.750%	9/1/27	200	198
[7]	Alabama Power Co.	1.450%	9/15/30	500	424
	Alabama Power Co.	3.050%	3/15/32	600	536
	Alabama Power Co.	3.940%	9/1/32	500	471
	Alabama Power Co.	5.100%	4/2/35	160	160
	Alabama Power Co.	6.000%	3/1/39	100	106
	Alabama Power Co.	3.850%	12/1/42	125	100
	Alabama Power Co.	4.150%	8/15/44	550	455
	Alabama Power Co.	3.750%	3/1/45	570	442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	4.300%	1/2/46	300	250
[7]	Alabama Power Co.	3.700%	12/1/47	325	244
	Alabama Power Co.	3.450%	10/1/49	2,250	1,591
	Alabama Power Co.	3.125%	7/15/51	1,800	1,186
	Alabama Power Co.	3.000%	3/15/52	575	369
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	500	503
	Ameren Corp.	5.700%	12/1/26	230	234
	Ameren Corp.	1.950%	3/15/27	500	477
	Ameren Corp.	1.750%	3/15/28	500	461
	Ameren Corp.	5.000%	1/15/29	575	580
	Ameren Corp.	3.500%	1/15/31	1,180	1,096
	Ameren Corp.	5.375%	3/15/35	758	756
	Ameren Illinois Co.	3.800%	5/15/28	350	344
	Ameren Illinois Co.	1.550%	11/15/30	500	425
	Ameren Illinois Co.	3.850%	9/1/32	190	178
	Ameren Illinois Co.	4.150%	3/15/46	475	392
	Ameren Illinois Co.	3.700%	12/1/47	350	264
	Ameren Illinois Co.	3.250%	3/15/50	240	165
	Ameren Illinois Co.	2.900%	6/15/51	500	317
	Ameren Illinois Co.	5.900%	12/1/52	500	516
	Ameren Illinois Co.	5.550%	7/1/54	275	272
	Ameren Illinois Co.	5.625%	3/1/55	483	481
	American Electric Power Co. Inc.	5.750%	11/1/27	500	515
[7]	American Electric Power Co. Inc.	4.300%	12/1/28	500	495
	American Electric Power Co. Inc.	5.200%	1/15/29	600	610
	American Electric Power Co. Inc.	5.950%	11/1/32	500	524
	American Electric Power Co. Inc.	5.625%	3/1/33	900	923
	American Electric Power Co. Inc.	3.250%	3/1/50	500	326
	American Electric Power Co. Inc.	6.950%	12/15/54	750	766
[7]	American Electric Power Co. Inc.	7.050%	12/15/54	900	914
	American Electric Power Co. Inc.	3.875%	2/15/62	750	710
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,184
	American Water Capital Corp.	3.450%	6/1/29	1,250	1,197
	American Water Capital Corp.	2.800%	5/1/30	200	183
	American Water Capital Corp.	2.300%	6/1/31	300	260
	American Water Capital Corp.	4.450%	6/1/32	700	679
	American Water Capital Corp.	5.150%	3/1/34	550	552
	American Water Capital Corp.	5.250%	3/1/35	757	761
	American Water Capital Corp.	6.593%	10/15/37	700	773
	American Water Capital Corp.	4.300%	12/1/42	125	108
	American Water Capital Corp.	4.300%	9/1/45	500	420
	American Water Capital Corp.	4.000%	12/1/46	245	192
	American Water Capital Corp.	3.750%	9/1/47	475	359
	American Water Capital Corp.	4.200%	9/1/48	450	364
	American Water Capital Corp.	4.150%	6/1/49	400	320
	American Water Capital Corp.	3.450%	5/1/50	250	176
	American Water Capital Corp.	3.250%	6/1/51	500	336
[7]	Appalachian Power Co.	2.700%	4/1/31	417	369
[7]	Appalachian Power Co.	4.500%	8/1/32	692	663
	Appalachian Power Co.	5.650%	4/1/34	400	405
	Appalachian Power Co.	7.000%	4/1/38	460	511
	Appalachian Power Co.	4.400%	5/15/44	575	472
[7]	Appalachian Power Co.	4.500%	3/1/49	148	120
[7]	Appalachian Power Co.	3.700%	5/1/50	300	213
	Arizona Public Service Co.	2.950%	9/15/27	300	289
	Arizona Public Service Co.	2.600%	8/15/29	500	459
	Arizona Public Service Co.	6.350%	12/15/32	300	319
	Arizona Public Service Co.	5.700%	8/15/34	1,000	1,020
	Arizona Public Service Co.	5.050%	9/1/41	525	484
	Arizona Public Service Co.	4.500%	4/1/42	325	278
	Arizona Public Service Co.	4.350%	11/15/45	350	286
	Arizona Public Service Co.	3.750%	5/15/46	395	299
	Arizona Public Service Co.	3.350%	5/15/50	500	342
	Arizona Public Service Co.	2.650%	9/15/50	500	295
	Atlantic City Electric Co.	2.300%	3/15/31	500	434
	Atmos Energy Corp.	3.000%	6/15/27	375	364
	Atmos Energy Corp.	2.625%	9/15/29	350	324
	Atmos Energy Corp.	1.500%	1/15/31	1,000	840
	Atmos Energy Corp.	5.450%	10/15/32	250	258
	Atmos Energy Corp.	5.900%	11/15/33	650	688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	5.500%	6/15/41	600	606
	Atmos Energy Corp.	4.150%	1/15/43	75	63
	Atmos Energy Corp.	4.125%	10/15/44	950	785
	Atmos Energy Corp.	4.125%	3/15/49	838	667
	Atmos Energy Corp.	3.375%	9/15/49	720	502
	Atmos Energy Corp.	2.850%	2/15/52	650	401
	Atmos Energy Corp.	5.750%	10/15/52	500	504
	Atmos Energy Corp.	6.200%	11/15/53	400	428
	Atmos Energy Corp.	5.000%	12/15/54	450	407
	Avangrid Inc.	3.800%	6/1/29	600	578
	Avista Corp.	4.350%	6/1/48	300	248
	Avista Corp.	4.000%	4/1/52	346	258
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	219
	Baltimore Gas & Electric Co.	2.250%	6/15/31	1,050	914
[7]	Baltimore Gas & Electric Co.	5.300%	6/1/34	350	354
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	786
[7]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	189
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	188
	Baltimore Gas & Electric Co.	4.550%	6/1/52	1,000	840
	Baltimore Gas & Electric Co.	5.400%	6/1/53	325	309
[7]	Baltimore Gas & Electric Co.	5.650%	6/1/54	300	295
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	250	242
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,000	960
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	1,250	1,044
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,064
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	474
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	639	608
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	608
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	189
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	350	290
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,393
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	1,000	613
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	400	334
	Black Hills Corp.	3.150%	1/15/27	325	316
	Black Hills Corp.	5.950%	3/15/28	500	518
	Black Hills Corp.	3.050%	10/15/29	170	157
	Black Hills Corp.	4.350%	5/1/33	350	327
	Black Hills Corp.	6.150%	5/15/34	1,000	1,047
	Black Hills Corp.	6.000%	1/15/35	900	931
	Black Hills Corp.	4.200%	9/15/46	250	201
[7]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	146
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	950	972
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/30	378	380
[7]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	438
[7]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	443
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	500	496
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	300	300
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	300	298
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	496	389
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	125	98
[7]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	486
[7]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	128
[7]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	489
[7]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	180
[7]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	234
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	500	476
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	965
	CenterPoint Energy Inc.	4.250%	11/1/28	111	109
	CenterPoint Energy Inc.	5.400%	6/1/29	1,500	1,533
	CenterPoint Energy Inc.	2.950%	3/1/30	327	299
	CenterPoint Energy Inc.	2.650%	6/1/31	500	438
	CenterPoint Energy Inc.	3.700%	9/1/49	300	214
[7]	CenterPoint Energy Inc.	6.850%	2/15/55	850	853
[7]	CenterPoint Energy Inc.	7.000%	2/15/55	300	306
	CenterPoint Energy Inc.	6.700%	5/15/55	750	741
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	500	510
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	442
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	300	257
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	500	479
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	500	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	275	278
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	383
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	203
	Cleco Corporate Holdings LLC	3.743%	5/1/26	89	88
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	237
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	336
	CMS Energy Corp.	3.450%	8/15/27	300	293
	CMS Energy Corp.	4.875%	3/1/44	275	246
[7]	CMS Energy Corp.	4.750%	6/1/50	400	376
	CMS Energy Corp.	3.750%	12/1/50	500	439
	CMS Energy Corp.	6.500%	6/1/55	289	283
[7]	Commonwealth Edison Co.	2.950%	8/15/27	275	267
	Commonwealth Edison Co.	3.700%	8/15/28	300	294
[7]	Commonwealth Edison Co.	3.150%	3/15/32	300	268
	Commonwealth Edison Co.	4.900%	2/1/33	300	298
	Commonwealth Edison Co.	5.300%	6/1/34	475	483
	Commonwealth Edison Co.	5.900%	3/15/36	500	526
	Commonwealth Edison Co.	6.450%	1/15/38	384	419
	Commonwealth Edison Co.	4.700%	1/15/44	825	733
	Commonwealth Edison Co.	3.700%	3/1/45	625	481
	Commonwealth Edison Co.	4.350%	11/15/45	900	757
	Commonwealth Edison Co.	3.650%	6/15/46	500	375
[7]	Commonwealth Edison Co.	3.750%	8/15/47	500	378
	Commonwealth Edison Co.	4.000%	3/1/48	775	608
	Commonwealth Edison Co.	4.000%	3/1/49	700	542
[7]	Commonwealth Edison Co.	3.200%	11/15/49	250	167
	Commonwealth Edison Co.	3.000%	3/1/50	500	323
[7]	Commonwealth Edison Co.	2.750%	9/1/51	300	182
[7]	Commonwealth Edison Co.	3.850%	3/15/52	384	288
	Commonwealth Edison Co.	5.300%	2/1/53	500	474
	Commonwealth Edison Co.	5.650%	6/1/54	100	99
[7]	Connecticut Light & Power Co.	3.200%	3/15/27	250	245
	Connecticut Light & Power Co.	4.950%	1/15/30	900	913
	Connecticut Light & Power Co.	4.950%	8/15/34	100	99
	Connecticut Light & Power Co.	4.300%	4/15/44	375	317
[7]	Connecticut Light & Power Co.	4.150%	6/1/45	75	62
	Connecticut Light & Power Co.	4.000%	4/1/48	625	494
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	1,000	880
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	362	368
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	600	619
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	150	153
[7]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	304
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	750	751
[7]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	902
[7]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	320
[7]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	451
[7]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	600
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	966
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	444
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	525
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	406
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,140	883
[7]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	577
[7]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	516
[7]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,393
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	600	631
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	600	612
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	500	498
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	500	423
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	850	824
[7]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	275	217
[7]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,425	1,051
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	406
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	350	243
	Constellation Energy Generation LLC	5.600%	3/1/28	219	225
	Constellation Energy Generation LLC	5.800%	3/1/33	263	272
	Constellation Energy Generation LLC	6.125%	1/15/34	500	527
	Constellation Energy Generation LLC	6.250%	10/1/39	767	804
	Constellation Energy Generation LLC	5.750%	10/1/41	325	320
	Constellation Energy Generation LLC	5.600%	6/15/42	688	665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Energy Generation LLC	6.500%	10/1/53	575	603
	Constellation Energy Generation LLC	5.750%	3/15/54	750	722
	Consumers Energy Co.	4.650%	3/1/28	500	504
	Consumers Energy Co.	3.800%	11/15/28	250	244
	Consumers Energy Co.	4.900%	2/15/29	500	506
	Consumers Energy Co.	4.600%	5/30/29	500	501
	Consumers Energy Co.	4.700%	1/15/30	300	301
	Consumers Energy Co.	3.600%	8/15/32	88	81
	Consumers Energy Co.	4.625%	5/15/33	259	253
	Consumers Energy Co.	3.950%	5/15/43	600	494
	Consumers Energy Co.	3.250%	8/15/46	550	399
	Consumers Energy Co.	3.950%	7/15/47	500	400
	Consumers Energy Co.	4.050%	5/15/48	500	403
	Consumers Energy Co.	4.350%	4/15/49	530	448
	Consumers Energy Co.	3.100%	8/15/50	567	383
	Consumers Energy Co.	3.500%	8/1/51	350	254
	Consumers Energy Co.	2.650%	8/15/52	287	174
	Consumers Energy Co.	4.200%	9/1/52	392	318
	Consumers Energy Co.	2.500%	5/1/60	262	144
	Delmarva Power & Light Co.	4.150%	5/15/45	600	491
[7]	Dominion Energy Inc.	1.450%	4/15/26	50	48
[7]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,828
	Dominion Energy Inc.	4.250%	6/1/28	200	199
[7]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,148
	Dominion Energy Inc.	5.000%	6/15/30	375	377
[7]	Dominion Energy Inc.	2.250%	8/15/31	920	783
[7]	Dominion Energy Inc.	4.350%	8/15/32	324	309
	Dominion Energy Inc.	5.375%	11/15/32	725	732
[7]	Dominion Energy Inc.	6.300%	3/15/33	500	532
[7]	Dominion Energy Inc.	5.250%	8/1/33	1,250	1,243
	Dominion Energy Inc.	5.450%	3/15/35	508	508
[7]	Dominion Energy Inc.	5.950%	6/15/35	600	626
	Dominion Energy Inc.	7.000%	6/15/38	300	337
[7]	Dominion Energy Inc.	3.300%	4/15/41	500	369
[7]	Dominion Energy Inc.	4.900%	8/1/41	890	803
[7]	Dominion Energy Inc.	4.050%	9/15/42	400	319
[7]	Dominion Energy Inc.	4.600%	3/15/49	500	413
[7]	Dominion Energy Inc.	4.850%	8/15/52	500	427
[7]	Dominion Energy Inc.	7.000%	6/1/54	500	527
[7]	Dominion Energy Inc.	6.875%	2/1/55	500	516
	Dominion Energy Inc.	6.625%	5/15/55	850	846
[7]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	215
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,625	1,781
[7]	Dominion Energy South Carolina Inc.	5.300%	1/15/35	200	203
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	750	798
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	247
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	341	302
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	374
[7]	DTE Electric Co.	1.900%	4/1/28	500	466
	DTE Electric Co.	2.250%	3/1/30	1,250	1,121
[7]	DTE Electric Co.	2.625%	3/1/31	400	359
	DTE Electric Co.	5.200%	4/1/33	500	505
	DTE Electric Co.	5.200%	3/1/34	450	454
[7]	DTE Electric Co.	4.000%	4/1/43	300	248
	DTE Electric Co.	3.700%	3/15/45	200	155
	DTE Electric Co.	3.750%	8/15/47	450	347
	DTE Electric Co.	3.950%	3/1/49	500	395
[7]	DTE Electric Co.	3.250%	4/1/51	500	345
	DTE Electric Co.	5.400%	4/1/53	250	245
	DTE Energy Co.	2.850%	10/1/26	3,094	3,017
	DTE Energy Co.	4.950%	7/1/27	300	302
	DTE Energy Co.	4.875%	6/1/28	825	830
	DTE Energy Co.	5.100%	3/1/29	1,500	1,519
[7]	DTE Energy Co.	3.400%	6/15/29	140	133
	DTE Energy Co.	2.950%	3/1/30	235	215
	DTE Energy Co.	5.200%	4/1/30	493	499
	DTE Energy Co.	5.850%	6/1/34	1,925	1,989
	Duke Energy Carolinas LLC	3.950%	11/15/28	2,000	1,971
[7]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	315
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	364
	Duke Energy Carolinas LLC	4.850%	3/15/30	425	429
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	443
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	440
	Duke Energy Carolinas LLC	4.950%	1/15/33	1,275	1,275
	Duke Energy Carolinas LLC	4.850%	1/15/34	575	567
[7]	Duke Energy Carolinas LLC	5.250%	3/15/35	500	506
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	450
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	341
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	560
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	704
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	855
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	554
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	391
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	318
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	310
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	506
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	350
	Duke Energy Carolinas LLC	5.400%	1/15/54	250	241
	Duke Energy Corp.	2.650%	9/1/26	195	190
	Duke Energy Corp.	4.850%	1/5/27	400	403
	Duke Energy Corp.	5.000%	12/8/27	500	506
	Duke Energy Corp.	4.300%	3/15/28	500	497
	Duke Energy Corp.	2.450%	6/1/30	950	847
	Duke Energy Corp.	2.550%	6/15/31	625	546
	Duke Energy Corp.	4.500%	8/15/32	1,000	965
	Duke Energy Corp.	5.750%	9/15/33	500	520
	Duke Energy Corp.	5.450%	6/15/34	400	405
	Duke Energy Corp.	3.300%	6/15/41	200	148
	Duke Energy Corp.	4.800%	12/15/45	700	604
	Duke Energy Corp.	3.750%	9/1/46	906	667
	Duke Energy Corp.	4.200%	6/15/49	1,200	925
	Duke Energy Corp.	3.500%	6/15/51	600	408
	Duke Energy Corp.	5.000%	8/15/52	967	843
	Duke Energy Corp.	6.100%	9/15/53	1,100	1,117
	Duke Energy Corp.	5.800%	6/15/54	1,950	1,906
	Duke Energy Corp.	6.450%	9/1/54	550	551
	Duke Energy Corp.	3.250%	1/15/82	500	472
	Duke Energy Florida LLC	3.200%	1/15/27	1,250	1,228
	Duke Energy Florida LLC	3.800%	7/15/28	425	417
	Duke Energy Florida LLC	2.500%	12/1/29	2,150	1,967
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,472
	Duke Energy Florida LLC	2.400%	12/15/31	600	520
	Duke Energy Florida LLC	5.875%	11/15/33	500	527
	Duke Energy Florida LLC	6.350%	9/15/37	426	465
	Duke Energy Florida LLC	6.400%	6/15/38	800	872
	Duke Energy Florida LLC	3.400%	10/1/46	900	644
	Duke Energy Florida LLC	4.200%	7/15/48	425	342
	Duke Energy Florida LLC	3.000%	12/15/51	500	317
	Duke Energy Florida LLC	5.950%	11/15/52	500	510
	Duke Energy Florida LLC	6.200%	11/15/53	500	529
[7]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	261	248
	Duke Energy Indiana LLC	5.250%	3/1/34	150	152
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,253
[7]	Duke Energy Indiana LLC	4.900%	7/15/43	250	228
	Duke Energy Indiana LLC	3.750%	5/15/46	875	665
	Duke Energy Indiana LLC	2.750%	4/1/50	775	473
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	177
	Duke Energy Ohio Inc.	5.250%	4/1/33	500	507
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	486
	Duke Energy Ohio Inc.	4.300%	2/1/49	341	272
	Duke Energy Ohio Inc.	5.650%	4/1/53	500	491
	Duke Energy Ohio Inc.	5.550%	3/15/54	700	678
	Duke Energy Progress LLC	4.350%	3/6/27	337	338
	Duke Energy Progress LLC	3.700%	9/1/28	425	416
	Duke Energy Progress LLC	3.450%	3/15/29	900	867
	Duke Energy Progress LLC	2.000%	8/15/31	500	426
	Duke Energy Progress LLC	3.400%	4/1/32	500	455
	Duke Energy Progress LLC	5.250%	3/15/33	1,025	1,042
	Duke Energy Progress LLC	5.100%	3/15/34	500	503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	5.050%	3/15/35	502	499
	Duke Energy Progress LLC	6.300%	4/1/38	300	324
	Duke Energy Progress LLC	4.375%	3/30/44	525	450
	Duke Energy Progress LLC	4.150%	12/1/44	100	82
	Duke Energy Progress LLC	4.200%	8/15/45	625	515
	Duke Energy Progress LLC	3.700%	10/15/46	375	281
	Duke Energy Progress LLC	2.500%	8/15/50	550	322
	Duke Energy Progress LLC	2.900%	8/15/51	550	346
	Duke Energy Progress LLC	4.000%	4/1/52	400	307
	Duke Energy Progress LLC	5.350%	3/15/53	375	357
	Duke Energy Progress LLC	5.550%	3/15/55	597	584
[7]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	163	154
[7]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	311
[7]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	228
	Edison International	5.750%	6/15/27	100	101
	Edison International	5.250%	11/15/28	750	740
	Edison International	5.450%	6/15/29	500	493
	Edison International	6.950%	11/15/29	750	779
	Edison International	5.250%	3/15/32	1,450	1,382
	El Paso Electric Co.	6.000%	5/15/35	175	179
	El Paso Electric Co.	5.000%	12/1/44	250	219
	Emera US Finance LP	4.750%	6/15/46	1,785	1,471
	Enel Americas SA	4.000%	10/25/26	700	693
	Enel Chile SA	4.875%	6/12/28	600	598
	Entergy Arkansas LLC	3.500%	4/1/26	150	149
	Entergy Arkansas LLC	5.150%	1/15/33	500	505
	Entergy Arkansas LLC	5.450%	6/1/34	350	358
	Entergy Arkansas LLC	4.200%	4/1/49	500	400
	Entergy Arkansas LLC	3.350%	6/15/52	800	539
	Entergy Arkansas LLC	5.750%	6/1/54	250	249
	Entergy Corp.	2.950%	9/1/26	530	518
	Entergy Corp.	1.900%	6/15/28	500	459
	Entergy Corp.	2.800%	6/15/30	500	452
	Entergy Corp.	2.400%	6/15/31	500	431
	Entergy Corp.	3.750%	6/15/50	511	364
	Entergy Corp.	7.125%	12/1/54	500	508
	Entergy Louisiana LLC	3.120%	9/1/27	350	339
	Entergy Louisiana LLC	3.250%	4/1/28	300	290
	Entergy Louisiana LLC	3.050%	6/1/31	375	341
	Entergy Louisiana LLC	2.350%	6/15/32	500	420
	Entergy Louisiana LLC	4.000%	3/15/33	725	674
	Entergy Louisiana LLC	5.350%	3/15/34	250	253
	Entergy Louisiana LLC	5.150%	9/15/34	400	398
	Entergy Louisiana LLC	3.100%	6/15/41	500	365
	Entergy Louisiana LLC	4.950%	1/15/45	400	358
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	919
	Entergy Louisiana LLC	4.200%	4/1/50	500	399
	Entergy Louisiana LLC	2.900%	3/15/51	700	433
	Entergy Louisiana LLC	4.750%	9/15/52	500	434
	Entergy Louisiana LLC	5.700%	3/15/54	750	740
	Entergy Louisiana LLC	5.800%	3/15/55	500	498
	Entergy Mississippi LLC	2.850%	6/1/28	750	714
	Entergy Mississippi LLC	3.850%	6/1/49	250	187
	Entergy Mississippi LLC	5.850%	6/1/54	500	498
	Entergy Mississippi LLC	5.800%	4/15/55	488	485
	Entergy Texas Inc.	4.000%	3/30/29	300	294
	Entergy Texas Inc.	1.750%	3/15/31	500	423
	Entergy Texas Inc.	5.250%	4/15/35	175	175
	Entergy Texas Inc.	3.550%	9/30/49	905	640
	Entergy Texas Inc.	5.800%	9/1/53	500	500
	Entergy Texas Inc.	5.550%	9/15/54	250	240
	Essential Utilities Inc.	4.800%	8/15/27	750	753
	Essential Utilities Inc.	3.566%	5/1/29	1,275	1,217
	Essential Utilities Inc.	2.704%	4/15/30	400	362
	Essential Utilities Inc.	5.375%	1/15/34	500	502
	Essential Utilities Inc.	4.276%	5/1/49	435	343
	Essential Utilities Inc.	3.351%	4/15/50	600	399
	Essential Utilities Inc.	5.300%	5/1/52	500	456
	Evergy Inc.	2.900%	9/15/29	2,450	2,264
	Evergy Inc.	6.650%	6/1/55	450	443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	562
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	414
	Evergy Kansas Central Inc.	5.250%	3/15/35	194	194
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,425	1,196
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	268
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	82
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	674
[7]	Evergy Metro Inc.	2.250%	6/1/30	300	266
	Evergy Metro Inc.	4.950%	4/15/33	510	504
	Evergy Metro Inc.	5.400%	4/1/34	750	761
	Evergy Metro Inc.	5.300%	10/1/41	480	463
	Evergy Metro Inc.	4.200%	6/15/47	225	181
[12]	Evergy Missouri West Inc.	5.650%	6/1/34	400	409
	Eversource Energy	5.000%	1/1/27	333	336
[7]	Eversource Energy	3.300%	1/15/28	200	193
	Eversource Energy	5.450%	3/1/28	500	511
[7]	Eversource Energy	4.250%	4/1/29	325	319
[7]	Eversource Energy	1.650%	8/15/30	1,300	1,103
	Eversource Energy	2.550%	3/15/31	300	263
	Eversource Energy	5.850%	4/15/31	1,000	1,040
	Eversource Energy	3.375%	3/1/32	564	506
	Eversource Energy	5.125%	5/15/33	1,000	988
	Eversource Energy	5.950%	7/15/34	1,450	1,505
	Eversource Energy	3.450%	1/15/50	500	346
	Exelon Corp.	3.400%	4/15/26	3,500	3,457
	Exelon Corp.	2.750%	3/15/27	500	484
	Exelon Corp.	5.150%	3/15/28	625	635
	Exelon Corp.	5.150%	3/15/29	250	254
	Exelon Corp.	4.050%	4/15/30	725	703
	Exelon Corp.	5.125%	3/15/31	415	419
	Exelon Corp.	3.350%	3/15/32	90	81
	Exelon Corp.	5.450%	3/15/34	350	356
[7]	Exelon Corp.	4.950%	6/15/35	284	273
	Exelon Corp.	5.625%	6/15/35	415	423
	Exelon Corp.	5.600%	3/15/53	2,625	2,527
	Exelon Corp.	5.875%	3/15/55	289	288
	Exelon Corp.	6.500%	3/15/55	370	368
[7]	FirstEnergy Corp.	3.900%	7/15/27	750	738
	FirstEnergy Corp.	2.650%	3/1/30	99	89
[7]	FirstEnergy Corp.	2.250%	9/1/30	350	305
[7]	FirstEnergy Corp.	4.850%	7/15/47	750	641
[7]	FirstEnergy Corp.	3.400%	3/1/50	1,450	984
	FirstEnergy Transmission LLC	4.550%	1/15/30	300	296
	FirstEnergy Transmission LLC	5.000%	1/15/35	300	294
[7]	Florida Power & Light Co.	3.300%	5/30/27	250	245
	Florida Power & Light Co.	4.400%	5/15/28	675	676
	Florida Power & Light Co.	5.150%	6/15/29	500	513
	Florida Power & Light Co.	4.625%	5/15/30	675	678
	Florida Power & Light Co.	2.450%	2/3/32	700	605
	Florida Power & Light Co.	5.100%	4/1/33	800	810
	Florida Power & Light Co.	4.800%	5/15/33	675	670
	Florida Power & Light Co.	5.625%	4/1/34	225	235
	Florida Power & Light Co.	5.300%	6/15/34	734	751
	Florida Power & Light Co.	4.950%	6/1/35	50	50
	Florida Power & Light Co.	5.650%	2/1/37	425	439
	Florida Power & Light Co.	5.950%	2/1/38	175	187
	Florida Power & Light Co.	5.960%	4/1/39	225	240
	Florida Power & Light Co.	4.125%	2/1/42	1,025	867
	Florida Power & Light Co.	4.050%	6/1/42	475	400
	Florida Power & Light Co.	3.800%	12/15/42	500	404
	Florida Power & Light Co.	4.050%	10/1/44	450	371
	Florida Power & Light Co.	3.700%	12/1/47	550	418
	Florida Power & Light Co.	3.950%	3/1/48	800	634
	Florida Power & Light Co.	3.150%	10/1/49	1,190	808
	Florida Power & Light Co.	2.875%	12/4/51	2,500	1,582
	Florida Power & Light Co.	5.700%	3/15/55	187	191
	Florida Power & Light Co.	5.800%	3/15/65	187	191
	Fortis Inc.	3.055%	10/4/26	647	632
	Georgia Power Co.	3.250%	4/1/26	256	253
	Georgia Power Co.	5.004%	2/23/27	1,150	1,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	3.250%	3/30/27	550	538
	Georgia Power Co.	4.650%	5/16/28	2,150	2,164
[7]	Georgia Power Co.	2.650%	9/15/29	438	404
	Georgia Power Co.	4.550%	3/15/30	650	649
	Georgia Power Co.	4.850%	3/15/31	409	411
	Georgia Power Co.	4.950%	5/17/33	1,725	1,712
	Georgia Power Co.	5.250%	3/15/34	1,750	1,768
	Georgia Power Co.	5.200%	3/15/35	659	663
[7]	Georgia Power Co.	4.750%	9/1/40	625	578
	Georgia Power Co.	4.300%	3/15/42	575	493
	Georgia Power Co.	4.300%	3/15/43	250	212
[7]	Georgia Power Co.	3.250%	3/15/51	500	339
	Georgia Power Co.	5.125%	5/15/52	400	371
	Iberdrola International BV	6.750%	7/15/36	175	198
	Idaho Power Co.	5.200%	8/15/34	100	100
[7]	Idaho Power Co.	4.200%	3/1/48	404	327
[7]	Idaho Power Co.	5.500%	3/15/53	500	483
	Indiana Michigan Power Co.	3.850%	5/15/28	250	245
	Indiana Michigan Power Co.	6.050%	3/15/37	500	528
[7]	Indiana Michigan Power Co.	4.550%	3/15/46	340	289
[7]	Indiana Michigan Power Co.	3.750%	7/1/47	250	186
	Indiana Michigan Power Co.	3.250%	5/1/51	500	332
	Indiana Michigan Power Co.	5.625%	4/1/53	500	490
	Interstate Power & Light Co.	4.100%	9/26/28	450	443
	Interstate Power & Light Co.	3.600%	4/1/29	240	231
	Interstate Power & Light Co.	2.300%	6/1/30	300	265
	Interstate Power & Light Co.	5.700%	10/15/33	250	258
	Interstate Power & Light Co.	4.950%	9/30/34	150	146
	Interstate Power & Light Co.	6.250%	7/15/39	250	269
	Interstate Power & Light Co.	3.700%	9/15/46	406	305
	Interstate Power & Light Co.	3.100%	11/30/51	500	322
	Interstate Power & Light Co.	5.450%	9/30/54	350	334
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	381
	IPALCO Enterprises Inc.	5.750%	4/1/34	500	505
	ITC Holdings Corp.	3.350%	11/15/27	150	145
	ITC Holdings Corp.	5.300%	7/1/43	900	841
[12]	Jersey Central Power & Light Co.	5.100%	1/15/35	300	297
[7]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	136	130
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	600	586
[7]	Kentucky Utilities Co.	5.450%	4/15/33	500	511
	Kentucky Utilities Co.	5.125%	11/1/40	650	627
	Kentucky Utilities Co.	3.300%	6/1/50	500	339
[7]	Louisville Gas & Electric Co.	5.450%	4/15/33	500	511
	MidAmerican Energy Co.	3.100%	5/1/27	450	440
	MidAmerican Energy Co.	3.650%	4/15/29	700	679
	MidAmerican Energy Co.	6.750%	12/30/31	325	363
[7]	MidAmerican Energy Co.	5.800%	10/15/36	775	813
	MidAmerican Energy Co.	4.800%	9/15/43	300	273
	MidAmerican Energy Co.	4.400%	10/15/44	400	344
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	830
	MidAmerican Energy Co.	3.650%	8/1/48	575	430
	MidAmerican Energy Co.	5.850%	9/15/54	815	837
	MidAmerican Energy Co.	5.300%	2/1/55	900	854
[7]	Mississippi Power Co.	4.250%	3/15/42	375	317
	National Fuel Gas Co.	3.950%	9/15/27	275	270
	National Fuel Gas Co.	4.750%	9/1/28	750	748
	National Fuel Gas Co.	5.500%	3/15/30	195	198
	National Fuel Gas Co.	2.950%	3/1/31	100	89
	National Fuel Gas Co.	5.950%	3/15/35	495	504
	National Grid plc	5.602%	6/12/28	500	513
	National Grid plc	5.809%	6/12/33	1,650	1,701
	National Grid plc	5.418%	1/11/34	600	605
	National Grid USA	5.803%	4/1/35	250	253
[7]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	1,592	1,529
[7]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	700	710
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	750	746
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	300	292
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	250	253
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	244
[7]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	500	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	784	762
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	2,000	2,041
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/30	625	633
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	384
[7]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	500	509
[7]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	300	249
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	955
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	234
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	500	523
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	500	496
[7]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	320
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	330
[7]	Nevada Power Co.	3.700%	5/1/29	500	485
[7]	Nevada Power Co.	2.400%	5/1/30	441	396
[7]	Nevada Power Co.	6.650%	4/1/36	410	450
[7]	Nevada Power Co.	3.125%	8/1/50	300	194
[7]	Nevada Power Co.	5.900%	5/1/53	500	500
	Nevada Power Co.	6.000%	3/15/54	400	409
	Nevada Power Co.	6.250%	5/15/55	100	99
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	687
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	919	922
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	750	759
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	1,066	1,076
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	750	756
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	335
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	277
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	250	254
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/30	950	963
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	3,000	2,655
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	300	256
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	700	711
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	863	863
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	2,218	2,206
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	1,400	1,413
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	981	901
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	1,600	1,530
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	950	972
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	825	836
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/55	1,500	1,498
[7]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	800	763
[7]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	294
	NiSource Inc.	3.490%	5/15/27	500	490
	NiSource Inc.	5.250%	3/30/28	550	560
	NiSource Inc.	5.200%	7/1/29	933	950
	NiSource Inc.	2.950%	9/1/29	1,614	1,500
	NiSource Inc.	3.600%	5/1/30	500	474
	NiSource Inc.	1.700%	2/15/31	500	419
	NiSource Inc.	5.350%	4/1/34	1,058	1,061
	NiSource Inc.	5.950%	6/15/41	882	894
	NiSource Inc.	5.250%	2/15/43	200	187
	NiSource Inc.	5.650%	2/1/45	267	260
	NiSource Inc.	4.375%	5/15/47	575	473
	NiSource Inc.	5.000%	6/15/52	302	268
	NiSource Inc.	6.950%	11/30/54	105	107
	NiSource Inc.	6.375%	3/31/55	600	594
	NiSource Inc.	5.850%	4/1/55	370	368
	Northern States Power Co.	2.250%	4/1/31	500	437
	Northern States Power Co.	6.250%	6/1/36	325	358
	Northern States Power Co.	6.200%	7/1/37	250	272
	Northern States Power Co.	5.350%	11/1/39	375	375
	Northern States Power Co.	3.400%	8/15/42	410	314
	Northern States Power Co.	4.000%	8/15/45	200	162
	Northern States Power Co.	2.900%	3/1/50	1,890	1,218
	Northern States Power Co.	2.600%	6/1/51	374	223
	Northern States Power Co.	3.200%	4/1/52	500	336
	Northern States Power Co.	4.500%	6/1/52	450	379
	Northern States Power Co.	5.100%	5/15/53	400	370
	Northern States Power Co.	5.400%	3/15/54	500	485
	Northern States Power Co.	5.650%	6/15/54	800	806
	Northwest Natural Holding Co.	7.000%	9/15/55	200	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NorthWestern Corp.	4.176%	11/15/44	500	411
	NSTAR Electric Co.	3.200%	5/15/27	1,350	1,318
	NSTAR Electric Co.	3.250%	5/15/29	300	285
	NSTAR Electric Co.	4.850%	3/1/30	539	544
	NSTAR Electric Co.	5.400%	6/1/34	250	254
	NSTAR Electric Co.	5.200%	3/1/35	413	413
	NSTAR Electric Co.	5.500%	3/15/40	290	291
	NSTAR Electric Co.	4.950%	9/15/52	350	316
	OGE Energy Corp.	5.450%	5/15/29	150	154
	Oglethorpe Power Corp.	5.950%	11/1/39	100	104
	Oglethorpe Power Corp.	5.375%	11/1/40	1,130	1,094
	Oglethorpe Power Corp.	5.050%	10/1/48	350	309
	Oglethorpe Power Corp.	5.250%	9/1/50	300	270
	Oglethorpe Power Corp.	6.200%	12/1/53	350	358
[12]	Oglethorpe Power Corp.	5.800%	6/1/54	400	392
[12]	Oglethorpe Power Corp.	5.900%	2/1/55	700	699
[7]	Ohio Power Co.	1.625%	1/15/31	700	585
	Ohio Power Co.	5.000%	6/1/33	500	493
	Ohio Power Co.	5.650%	6/1/34	1,000	1,015
	Ohio Power Co.	4.000%	6/1/49	500	380
[7]	Ohio Power Co.	2.900%	10/1/51	700	434
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	293
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	500	468
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	600	561
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	300	305
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	179
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	191
[9]	Oklahoma Gas & Electric Co.	5.800%	4/1/55	202	202
[12]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	263	264
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	500	499
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	146
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	500	501
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,142
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	244
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,142
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	575	597
[12]	Oncor Electric Delivery Co. LLC	5.350%	4/1/35	195	197
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	457
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	441
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	154
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	190
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	315
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	565	422
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	146
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	738
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,500	1,337
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	238
	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	400	390
[12]	Oncor Electric Delivery Co. LLC	5.800%	4/1/55	287	288
	ONE Gas Inc.	5.100%	4/1/29	1,200	1,223
	ONE Gas Inc.	2.000%	5/15/30	200	177
	ONE Gas Inc.	4.658%	2/1/44	507	451
	Pacific Gas & Electric Co.	3.300%	3/15/27	1,000	971
	Pacific Gas & Electric Co.	2.100%	8/1/27	650	609
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,110
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	564
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,635
	Pacific Gas & Electric Co.	6.100%	1/15/29	1,350	1,395
	Pacific Gas & Electric Co.	5.550%	5/15/29	700	709
	Pacific Gas & Electric Co.	4.550%	7/1/30	3,150	3,045
	Pacific Gas & Electric Co.	2.500%	2/1/31	2,500	2,150
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	445
	Pacific Gas & Electric Co.	4.400%	3/1/32	388	362
	Pacific Gas & Electric Co.	5.900%	6/15/32	500	510
	Pacific Gas & Electric Co.	6.150%	1/15/33	550	566
	Pacific Gas & Electric Co.	6.400%	6/15/33	2,917	3,048
	Pacific Gas & Electric Co.	6.950%	3/15/34	675	731
	Pacific Gas & Electric Co.	5.800%	5/15/34	1,800	1,818
	Pacific Gas & Electric Co.	5.700%	3/1/35	620	620
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	3.300%	8/1/40	800	587
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	397
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,247
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	840
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,700	1,241
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,502
	Pacific Gas & Electric Co.	6.700%	4/1/53	500	521
	Pacific Gas & Electric Co.	5.900%	10/1/54	1,000	946
	Pacific Gas & Electric Co.	6.150%	3/1/55	596	583
	PacifiCorp	5.100%	2/15/29	1,000	1,017
	PacifiCorp	3.500%	6/15/29	1,000	956
	PacifiCorp	2.700%	9/15/30	341	305
	PacifiCorp	5.300%	2/15/31	212	216
	PacifiCorp	5.450%	2/15/34	650	655
	PacifiCorp	5.250%	6/15/35	475	475
	PacifiCorp	6.100%	8/1/36	525	549
	PacifiCorp	5.750%	4/1/37	410	415
	PacifiCorp	6.250%	10/15/37	275	289
	PacifiCorp	6.350%	7/15/38	250	264
	PacifiCorp	6.000%	1/15/39	500	515
	PacifiCorp	4.125%	1/15/49	525	405
	PacifiCorp	4.150%	2/15/50	200	154
	PacifiCorp	2.900%	6/15/52	816	490
	PacifiCorp	5.350%	12/1/53	250	229
	PacifiCorp	5.500%	5/15/54	1,000	937
	PacifiCorp	5.800%	1/15/55	2,765	2,696
	PECO Energy Co.	4.900%	6/15/33	500	498
	PECO Energy Co.	3.000%	9/15/49	1,000	662
	PECO Energy Co.	2.800%	6/15/50	1,000	628
	PECO Energy Co.	3.050%	3/15/51	500	325
	PECO Energy Co.	2.850%	9/15/51	500	312
	PECO Energy Co.	4.600%	5/15/52	500	429
	PECO Energy Co.	5.250%	9/15/54	200	189
[7]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	202	184
[7]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	570	457
[7]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	248
[7]	PG&E Recovery Funding LLC	4.838%	6/1/33	600	599
[7]	PG&E Recovery Funding LLC	5.256%	1/15/38	1,300	1,308
[7]	PG&E Recovery Funding LLC	5.231%	6/1/42	600	598
[7]	PG&E Recovery Funding LLC	5.536%	7/15/47	410	410
[7]	PG&E Recovery Funding LLC	5.529%	6/1/49	1,200	1,189
[7]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	440	429
[7]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	196	192
[7]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	235
[7]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	363
[7]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	293
[7]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,023
[7]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	1,025	983
[7]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	221
[7]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	327
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	364
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	436
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	700	709
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	750	742
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	131
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	253
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	800	535
	Potomac Electric Power Co.	5.200%	3/15/34	200	201
	Potomac Electric Power Co.	6.500%	11/15/37	400	446
	Potomac Electric Power Co.	4.150%	3/15/43	550	460
	Potomac Electric Power Co.	5.500%	3/15/54	200	195
	PPL Capital Funding Inc.	3.100%	5/15/26	600	590
	PPL Capital Funding Inc.	5.250%	9/1/34	300	299
	PPL Electric Utilities Corp.	5.000%	5/15/33	550	549
	PPL Electric Utilities Corp.	4.850%	2/15/34	550	543
	PPL Electric Utilities Corp.	6.250%	5/15/39	800	881
	PPL Electric Utilities Corp.	4.125%	6/15/44	450	376
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	250
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	279
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	5.250%	5/15/53	500	478
	Progress Energy Inc.	7.750%	3/1/31	510	582
	Progress Energy Inc.	7.000%	10/30/31	200	222
	Progress Energy Inc.	6.000%	12/1/39	480	493
	Public Service Co. of Colorado	3.700%	6/15/28	300	293
[7]	Public Service Co. of Colorado	1.900%	1/15/31	300	257
	Public Service Co. of Colorado	1.875%	6/15/31	450	380
[7]	Public Service Co. of Colorado	4.100%	6/1/32	300	286
	Public Service Co. of Colorado	5.350%	5/15/34	1,400	1,408
[7]	Public Service Co. of Colorado	6.250%	9/1/37	300	324
	Public Service Co. of Colorado	3.600%	9/15/42	225	174
	Public Service Co. of Colorado	4.300%	3/15/44	700	581
	Public Service Co. of Colorado	4.100%	6/15/48	300	233
[7]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	869
[7]	Public Service Co. of Colorado	2.700%	1/15/51	1,700	1,009
[7]	Public Service Co. of Colorado	4.500%	6/1/52	400	331
	Public Service Co. of Colorado	5.250%	4/1/53	675	622
	Public Service Co. of Colorado	5.750%	5/15/54	250	247
	Public Service Co. of New Hampshire	5.350%	10/1/33	250	255
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	183
	Public Service Co. of New Hampshire	5.150%	1/15/53	500	468
	Public Service Co. of Oklahoma	5.250%	1/15/33	500	501
	Public Service Co. of Oklahoma	5.200%	1/15/35	400	395
[7]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	244
[7]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	182
[7]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	448
[7]	Public Service Electric & Gas Co.	4.900%	12/15/32	300	302
[7]	Public Service Electric & Gas Co.	4.650%	3/15/33	500	493
[7]	Public Service Electric & Gas Co.	5.200%	3/1/34	500	509
	Public Service Electric & Gas Co.	4.850%	8/1/34	650	643
[7]	Public Service Electric & Gas Co.	5.050%	3/1/35	287	289
[7]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	432
[7]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	782
[7]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	207
[7]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	272
[7]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	511
[7]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	525
[7]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	265
[7]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	327
[7]	Public Service Electric & Gas Co.	5.125%	3/15/53	250	235
	Public Service Electric & Gas Co.	5.300%	8/1/54	1,300	1,248
[7]	Public Service Electric & Gas Co.	5.500%	3/1/55	258	254
	Public Service Enterprise Group Inc.	5.850%	11/15/27	300	310
	Public Service Enterprise Group Inc.	5.875%	10/15/28	500	520
	Public Service Enterprise Group Inc.	5.200%	4/1/29	3,000	3,056
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	636
	Public Service Enterprise Group Inc.	5.450%	4/1/34	250	252
	Puget Energy Inc.	2.379%	6/15/28	85	79
	Puget Energy Inc.	4.100%	6/15/30	400	382
	Puget Energy Inc.	4.224%	3/15/32	400	372
[12]	Puget Energy Inc.	5.725%	3/15/35	547	546
	Puget Sound Energy Inc.	5.330%	6/15/34	300	304
	Puget Sound Energy Inc.	6.274%	3/15/37	450	484
	Puget Sound Energy Inc.	5.757%	10/1/39	495	511
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	868
	Puget Sound Energy Inc.	4.223%	6/15/48	500	404
	Puget Sound Energy Inc.	5.685%	6/15/54	300	297
	San Diego Gas & Electric Co.	4.950%	8/15/28	500	507
[7]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	425
[7]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	439
	San Diego Gas & Electric Co.	5.400%	4/15/35	293	295
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	261
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	449
[7]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	242
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	255
[7]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	543
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	361
	San Diego Gas & Electric Co.	5.350%	4/1/53	250	234
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,000	965
[7]	SCE Recovery Funding LLC	4.697%	6/15/40	300	291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	SCE Recovery Funding LLC	2.943%	11/15/42	225	183
[7]	SCE Recovery Funding LLC	3.240%	11/15/46	150	109
[7]	SCE Recovery Funding LLC	5.112%	12/15/47	275	254
	Sempra	3.250%	6/15/27	1,575	1,526
	Sempra	3.400%	2/1/28	1,650	1,594
	Sempra	3.700%	4/1/29	500	480
	Sempra	3.800%	2/1/38	900	739
	Sempra	6.000%	10/15/39	639	648
	Sempra	4.000%	2/1/48	400	297
	Sempra	4.125%	4/1/52	950	894
	Sempra	6.400%	10/1/54	575	544
	Sempra	6.875%	10/1/54	1,000	994
	Sempra	6.550%	4/1/55	375	355
	Sempra	6.625%	4/1/55	650	635
	Sierra Pacific Power Co.	2.600%	5/1/26	600	588
	Sierra Pacific Power Co.	5.900%	3/15/54	500	503
	Southern California Edison Co.	4.400%	9/6/26	350	348
	Southern California Edison Co.	4.875%	2/1/27	500	502
	Southern California Edison Co.	5.850%	11/1/27	500	512
[7]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,362
	Southern California Edison Co.	5.300%	3/1/28	525	531
	Southern California Edison Co.	5.650%	10/1/28	500	512
[7]	Southern California Edison Co.	4.200%	3/1/29	200	194
	Southern California Edison Co.	6.650%	4/1/29	850	878
	Southern California Edison Co.	5.150%	6/1/29	825	830
	Southern California Edison Co.	2.850%	8/1/29	825	757
	Southern California Edison Co.	2.250%	6/1/30	300	262
[7]	Southern California Edison Co.	2.500%	6/1/31	500	430
	Southern California Edison Co.	2.750%	2/1/32	330	281
	Southern California Edison Co.	5.950%	11/1/32	600	616
	Southern California Edison Co.	5.200%	6/1/34	800	780
	Southern California Edison Co.	5.450%	3/1/35	500	496
[7]	Southern California Edison Co.	5.750%	4/1/35	1,008	1,023
[7]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,110
	Southern California Edison Co.	5.625%	2/1/36	500	493
[7]	Southern California Edison Co.	5.550%	1/15/37	200	195
[7]	Southern California Edison Co.	5.950%	2/1/38	200	201
	Southern California Edison Co.	5.500%	3/15/40	400	379
	Southern California Edison Co.	4.500%	9/1/40	505	432
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,528
[7]	Southern California Edison Co.	3.600%	2/1/45	150	107
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,429
[7]	Southern California Edison Co.	4.125%	3/1/48	470	354
[7]	Southern California Edison Co.	4.875%	3/1/49	400	333
[7]	Southern California Edison Co.	2.950%	2/1/51	500	303
[7]	Southern California Edison Co.	3.650%	6/1/51	500	342
	Southern California Edison Co.	3.450%	2/1/52	500	328
[7]	Southern California Edison Co.	5.450%	6/1/52	500	449
	Southern California Edison Co.	5.700%	3/1/53	1,000	934
	Southern California Edison Co.	5.875%	12/1/53	850	814
	Southern California Edison Co.	5.750%	4/15/54	450	422
	Southern California Gas Co.	2.950%	4/15/27	600	583
[7]	Southern California Gas Co.	2.550%	2/1/30	450	408
	Southern California Gas Co.	5.050%	9/1/34	400	395
	Southern California Gas Co.	3.750%	9/15/42	330	256
[7]	Southern California Gas Co.	4.125%	6/1/48	325	252
[7]	Southern California Gas Co.	4.300%	1/15/49	200	160
[7]	Southern California Gas Co.	3.950%	2/15/50	250	189
	Southern California Gas Co.	6.350%	11/15/52	1,000	1,068
	Southern California Gas Co.	5.750%	6/1/53	700	687
	Southern California Gas Co.	5.600%	4/1/54	250	243
	Southern Co.	3.250%	7/1/26	500	492
	Southern Co.	5.113%	8/1/27	650	657
[7]	Southern Co.	1.750%	3/15/28	50	46
	Southern Co.	4.850%	6/15/28	1,500	1,517
	Southern Co.	5.500%	3/15/29	1,550	1,598
	Southern Co.	5.700%	10/15/32	500	520
	Southern Co.	5.200%	6/15/33	1,200	1,203
	Southern Co.	4.850%	3/15/35	1,500	1,453
	Southern Co.	4.250%	7/1/36	575	522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co.	4.400%	7/1/46	885	733
[7]	Southern Co.	3.750%	9/15/51	900	876
[7]	Southern Co.	6.375%	3/15/55	1,519	1,561
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	370
[7]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	843
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	531	531
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	750	774
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	300	292
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	127
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	445
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	225	172
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	408
	Southern Power Co.	5.150%	9/15/41	506	476
	Southern Power Co.	5.250%	7/15/43	500	468
[7]	Southern Power Co.	4.950%	12/15/46	300	263
	Southwest Gas Corp.	5.800%	12/1/27	500	514
	Southwest Gas Corp.	3.700%	4/1/28	450	438
	Southwest Gas Corp.	2.200%	6/15/30	625	550
	Southwest Gas Corp.	4.050%	3/15/32	450	421
	Southwest Gas Corp.	3.800%	9/29/46	250	188
	Southwest Gas Corp.	4.150%	6/1/49	200	154
[7]	Southwestern Electric Power Co.	2.750%	10/1/26	300	292
[7]	Southwestern Electric Power Co.	4.100%	9/15/28	550	541
	Southwestern Electric Power Co.	5.300%	4/1/33	500	501
	Southwestern Electric Power Co.	6.200%	3/15/40	300	318
[7]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	766
[7]	Southwestern Electric Power Co.	3.850%	2/1/48	375	274
	Southwestern Electric Power Co.	3.250%	11/1/51	500	325
	Southwestern Public Service Co.	4.500%	8/15/41	345	298
	Southwestern Public Service Co.	3.400%	8/15/46	450	315
[7]	Southwestern Public Service Co.	4.400%	11/15/48	500	407
	Southwestern Public Service Co.	3.750%	6/15/49	259	190
[7]	Southwestern Public Service Co.	3.150%	5/1/50	550	359
	Southwestern Public Service Co.	6.000%	6/1/54	600	606
	Spire Missouri Inc.	4.800%	2/15/33	500	495
[7]	Spire Missouri Inc.	5.150%	8/15/34	200	202
	System Energy Resources Inc.	5.300%	12/15/34	250	247
	Tampa Electric Co.	4.900%	3/1/29	500	505
	Tampa Electric Co.	2.400%	3/15/31	500	437
	Tampa Electric Co.	5.150%	3/1/35	248	246
	Tampa Electric Co.	4.350%	5/15/44	150	127
	Tampa Electric Co.	4.300%	6/15/48	300	243
	Tampa Electric Co.	3.625%	6/15/50	250	182
	Tampa Electric Co.	5.000%	7/15/52	500	450
	Toledo Edison Co.	6.150%	5/15/37	250	270
	Tucson Electric Power Co.	3.250%	5/15/32	300	268
	Tucson Electric Power Co.	5.200%	9/15/34	250	248
	Tucson Electric Power Co.	4.850%	12/1/48	490	429
	Tucson Electric Power Co.	4.000%	6/15/50	350	266
	Tucson Electric Power Co.	5.500%	4/15/53	500	479
	Tucson Electric Power Co.	5.900%	4/15/55	519	523
	Union Electric Co.	2.950%	6/15/27	300	291
	Union Electric Co.	3.500%	3/15/29	350	336
	Union Electric Co.	2.950%	3/15/30	800	740
	Union Electric Co.	2.150%	3/15/32	500	419
	Union Electric Co.	5.200%	4/1/34	900	907
[9]	Union Electric Co.	5.250%	4/15/35	215	217
	Union Electric Co.	3.650%	4/15/45	575	439
	Union Electric Co.	4.000%	4/1/48	1,100	864
	Union Electric Co.	3.250%	10/1/49	100	68
	Union Electric Co.	2.625%	3/15/51	800	477
	Union Electric Co.	3.900%	4/1/52	500	381
	Union Electric Co.	5.450%	3/15/53	500	482
	Union Electric Co.	5.250%	1/15/54	250	234
	Union Electric Co.	5.125%	3/15/55	450	413
[7]	Virginia Electric & Power Co.	2.950%	11/15/26	300	293
[7]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,230
[7]	Virginia Electric & Power Co.	3.800%	4/1/28	525	516
	Virginia Electric & Power Co.	2.300%	11/15/31	500	431
	Virginia Electric & Power Co.	2.400%	3/30/32	550	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	5.000%	4/1/33	275	272
	Virginia Electric & Power Co.	5.300%	8/15/33	500	505
	Virginia Electric & Power Co.	5.000%	1/15/34	250	247
	Virginia Electric & Power Co.	5.050%	8/15/34	100	99
	Virginia Electric & Power Co.	5.150%	3/15/35	1,075	1,067
[7]	Virginia Electric & Power Co.	6.000%	1/15/36	375	395
[7]	Virginia Electric & Power Co.	6.000%	5/15/37	500	525
	Virginia Electric & Power Co.	6.350%	11/30/37	575	619
[7]	Virginia Electric & Power Co.	4.650%	8/15/43	500	443
	Virginia Electric & Power Co.	4.450%	2/15/44	511	437
[7]	Virginia Electric & Power Co.	4.200%	5/15/45	652	534
[7]	Virginia Electric & Power Co.	4.000%	11/15/46	500	393
[7]	Virginia Electric & Power Co.	3.800%	9/15/47	425	321
	Virginia Electric & Power Co.	4.600%	12/1/48	550	470
	Virginia Electric & Power Co.	3.300%	12/1/49	400	274
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	621
[7]	Virginia Electric & Power Co.	4.625%	5/15/52	500	421
	Virginia Electric & Power Co.	5.450%	4/1/53	525	502
	Virginia Electric & Power Co.	5.700%	8/15/53	500	493
	Virginia Electric & Power Co.	5.550%	8/15/54	100	97
	Virginia Electric & Power Co.	5.650%	3/15/55	875	859
[7]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	128	129
[7]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	650	657
[7]	Washington Gas Light Co.	3.796%	9/15/46	350	267
[7]	Washington Gas Light Co.	3.650%	9/15/49	500	369
	WEC Energy Group Inc.	5.600%	9/12/26	209	212
	WEC Energy Group Inc.	5.150%	10/1/27	500	507
	WEC Energy Group Inc.	1.375%	10/15/27	500	462
	WEC Energy Group Inc.	4.750%	1/15/28	500	503
	WEC Energy Group Inc.	2.200%	12/15/28	500	459
	WEC Energy Group Inc.	1.800%	10/15/30	343	294
	Wisconsin Electric Power Co.	1.700%	6/15/28	50	46
	Wisconsin Electric Power Co.	5.000%	5/15/29	500	509
	Wisconsin Electric Power Co.	4.750%	9/30/32	431	429
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	209
	Wisconsin Electric Power Co.	4.600%	10/1/34	250	242
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	209
	Wisconsin Electric Power Co.	5.050%	10/1/54	500	459
	Wisconsin Power & Light Co.	4.950%	4/1/33	500	496
	Wisconsin Power & Light Co.	5.375%	3/30/34	300	304
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	326
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	181
	Wisconsin Public Service Corp.	4.550%	12/1/29	500	500
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	59
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	311
	Xcel Energy Inc.	1.750%	3/15/27	500	474
	Xcel Energy Inc.	4.750%	3/21/28	300	301
	Xcel Energy Inc.	4.000%	6/15/28	1,000	980
	Xcel Energy Inc.	2.600%	12/1/29	240	218
	Xcel Energy Inc.	3.400%	6/1/30	450	420
	Xcel Energy Inc.	2.350%	11/15/31	500	423
	Xcel Energy Inc.	5.500%	3/15/34	675	677
	Xcel Energy Inc.	5.600%	4/15/35	455	457
	Xcel Energy Inc.	6.500%	7/1/36	610	652
	Xcel Energy Inc.	3.500%	12/1/49	400	273
					568,252
Total Corporate Bonds (Cost $6,290,720)					5,804,896
Sovereign Bonds (1.3%)
[7]	African Development Bank	0.875%	7/22/26	1,600	1,536
	African Development Bank	4.625%	1/4/27	1,100	1,111
	African Development Bank	4.125%	2/25/27	1,800	1,804
[7]	African Development Bank	4.375%	11/3/27	250	252
	African Development Bank	4.375%	3/14/28	4,500	4,550
	African Development Bank	3.500%	9/18/29	1,750	1,712
	African Development Bank	4.000%	3/18/30	2,050	2,043
[7]	African Development Bank	5.750%	Perpetual	300	289
[7]	Asian Development Bank	1.000%	4/14/26	3,000	2,906
[7]	Asian Development Bank	2.000%	4/24/26	400	391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Asian Development Bank	4.875%	5/21/26	5,000	5,044
[7]	Asian Development Bank	1.750%	8/14/26	1,841	1,786
[7]	Asian Development Bank	2.625%	1/12/27	800	781
[7]	Asian Development Bank	4.125%	1/12/27	2,500	2,505
[7]	Asian Development Bank	1.500%	1/20/27	3,525	3,373
[7]	Asian Development Bank	2.500%	11/2/27	2,985	2,879
[7]	Asian Development Bank	4.375%	1/14/28	2,005	2,027
[7]	Asian Development Bank	2.750%	1/19/28	1,000	968
[7]	Asian Development Bank	3.750%	4/25/28	2,425	2,410
[7]	Asian Development Bank	1.250%	6/9/28	500	460
[7]	Asian Development Bank	4.500%	8/25/28	2,900	2,947
[7]	Asian Development Bank	3.125%	9/26/28	1,600	1,557
[7]	Asian Development Bank	4.375%	3/6/29	2,350	2,382
[7]	Asian Development Bank	3.625%	8/28/29	2,655	2,611
[7]	Asian Development Bank	1.750%	9/19/29	200	181
[7]	Asian Development Bank	1.875%	1/24/30	1,000	906
[7]	Asian Development Bank	0.750%	10/8/30	1,500	1,255
[7]	Asian Development Bank	1.500%	3/4/31	3,000	2,590
	Asian Development Bank	3.125%	4/27/32	2,500	2,339
[7]	Asian Development Bank	3.875%	9/28/32	900	882
[7]	Asian Development Bank	4.000%	1/12/33	1,880	1,851
[7]	Asian Development Bank	3.875%	6/14/33	1,675	1,631
[7]	Asian Development Bank	4.125%	1/12/34	2,000	1,973
	Asian Development Bank	4.375%	3/22/35	4,535	4,541
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,496
	Asian Infrastructure Investment Bank	4.875%	9/14/26	1,410	1,426
	Asian Infrastructure Investment Bank	4.000%	1/18/28	2,125	2,127
	Asian Infrastructure Investment Bank	4.125%	1/18/29	1,500	1,506
	Asian Infrastructure Investment Bank	4.500%	1/16/30	1,457	1,484
	Asian Infrastructure Investment Bank	4.250%	3/13/34	625	622
	Canadian Government Bond	0.750%	5/19/26	5,200	5,013
	Canadian Government Bond	3.750%	4/26/28	2,500	2,486
	Canadian Government Bond	4.625%	4/30/29	1,705	1,745
	Canadian Government Bond	4.000%	3/18/30	2,375	2,371
	Corp. Andina de Fomento	4.750%	4/1/26	600	602
	Corp. Andina de Fomento	2.250%	2/8/27	620	597
	Corp. Andina de Fomento	6.000%	4/26/27	900	930
	Corp. Andina de Fomento	4.125%	1/7/28	450	448
	Corp. Andina de Fomento	5.000%	1/24/29	500	510
	Corp. Andina de Fomento	5.000%	1/22/30	1,429	1,463
	Council of Europe Development Bank	3.750%	5/25/26	1,025	1,021
	Council of Europe Development Bank	0.875%	9/22/26	1,000	955
	Council of Europe Development Bank	4.625%	6/11/27	529	536
	Council of Europe Development Bank	3.625%	1/26/28	1,320	1,307
	Council of Europe Development Bank	4.125%	1/24/29	400	401
	Council of Europe Development Bank	4.500%	1/15/30	1,700	1,733
	Equinor ASA	3.000%	4/6/27	941	920
	Equinor ASA	3.625%	9/10/28	1,200	1,175
	Equinor ASA	3.125%	4/6/30	500	469
	Equinor ASA	2.375%	5/22/30	1,500	1,353
	Equinor ASA	5.100%	8/17/40	2,100	2,078
	Equinor ASA	4.250%	11/23/41	325	285
	Equinor ASA	3.950%	5/15/43	175	146
	Equinor ASA	4.800%	11/8/43	1,015	940
	Equinor ASA	3.250%	11/18/49	750	523
	Equinor ASA	3.700%	4/6/50	2,360	1,785
[7]	European Bank for Reconstruction & Development	4.375%	3/9/28	3,650	3,690
	European Bank for Reconstruction & Development	4.125%	1/25/29	200	201
[7]	European Bank for Reconstruction & Development	4.250%	3/13/34	850	845
	European Investment Bank	2.125%	4/13/26	1,000	980
	European Investment Bank	0.750%	10/26/26	1,950	1,854
[7]	European Investment Bank	1.375%	3/15/27	2,775	2,640
	European Investment Bank	4.375%	3/19/27	3,400	3,425
	European Investment Bank	2.375%	5/24/27	5,166	4,997
	European Investment Bank	0.625%	10/21/27	500	460
	European Investment Bank	3.250%	11/15/27	2,500	2,457
	European Investment Bank	3.875%	3/15/28	4,300	4,290
	European Investment Bank	3.875%	6/15/28	3,550	3,541
	European Investment Bank	4.500%	10/16/28	2,775	2,822
	European Investment Bank	4.000%	2/15/29	2,300	2,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	4.750%	6/15/29	5,000	5,140
	European Investment Bank	1.625%	10/9/29	350	316
	European Investment Bank	3.750%	11/15/29	4,200	4,149
	European Investment Bank	4.500%	3/14/30	5,618	5,728
	European Investment Bank	0.875%	5/17/30	400	342
	European Investment Bank	3.625%	7/15/30	3,775	3,695
	European Investment Bank	0.750%	9/23/30	1,200	1,007
	European Investment Bank	1.250%	2/14/31	3,000	2,560
	European Investment Bank	4.375%	10/10/31	5,450	5,519
	European Investment Bank	3.750%	2/14/33	2,100	2,036
	European Investment Bank	4.125%	2/13/34	3,600	3,548
	European Investment Bank	4.625%	2/12/35	4,385	4,480
	European Investment Bank	4.875%	2/15/36	1,300	1,360
[13]	Export Development Canada	4.375%	6/29/26	2,500	2,508
[13]	Export Development Canada	3.000%	5/25/27	1,700	1,664
[13]	Export Development Canada	3.750%	9/7/27	2,095	2,084
[13]	Export Development Canada	3.875%	2/14/28	1,900	1,894
[13]	Export Development Canada	4.125%	2/13/29	2,750	2,758
[13]	Export Development Canada	4.750%	6/5/34	740	763
	Export-Import Bank of Korea	2.625%	5/26/26	925	907
	Export-Import Bank of Korea	1.125%	12/29/26	205	194
	Export-Import Bank of Korea	4.625%	1/11/27	200	201
	Export-Import Bank of Korea	1.625%	1/18/27	400	382
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	982
	Export-Import Bank of Korea	4.000%	9/11/27	450	447
	Export-Import Bank of Korea	4.250%	9/15/27	650	649
	Export-Import Bank of Korea	4.125%	10/17/27	500	498
	Export-Import Bank of Korea	5.000%	1/11/28	500	509
	Export-Import Bank of Korea	4.625%	1/14/28	750	757
	Export-Import Bank of Korea	4.500%	1/11/29	200	201
	Export-Import Bank of Korea	4.000%	9/11/29	600	590
	Export-Import Bank of Korea	4.875%	1/14/30	1,000	1,020
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,355
	Export-Import Bank of Korea	1.375%	2/9/31	500	420
	Export-Import Bank of Korea	2.125%	1/18/32	650	553
	Export-Import Bank of Korea	4.500%	9/15/32	500	493
	Export-Import Bank of Korea	5.125%	1/11/33	730	748
	Export-Import Bank of Korea	5.125%	9/18/33	600	615
	Export-Import Bank of Korea	5.250%	1/14/35	1,000	1,034
	Export-Import Bank of Korea	2.500%	6/29/41	875	623
[7]	Hong Kong Government International Bond	1.750%	11/24/31	825	709
[7]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,869
[7]	Inter-American Development Bank	4.500%	5/15/26	2,250	2,260
[7]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,870
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,573
	Inter-American Development Bank	4.375%	2/1/27	1,760	1,771
	Inter-American Development Bank	2.375%	7/7/27	800	773
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,413
	Inter-American Development Bank	4.000%	1/12/28	4,550	4,554
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,825
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,140
	Inter-American Development Bank	4.125%	2/15/29	2,100	2,109
	Inter-American Development Bank	2.250%	6/18/29	1,000	932
	Inter-American Development Bank	4.500%	2/15/30	3,284	3,347
[7]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,965
[7]	Inter-American Development Bank	3.625%	9/17/31	2,625	2,543
[7]	Inter-American Development Bank	3.500%	4/12/33	1,925	1,827
[7]	Inter-American Development Bank	4.500%	9/13/33	2,300	2,330
	Inter-American Development Bank	4.375%	7/17/34	1,722	1,727
[7]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,436
	Inter-American Development Bank	3.200%	8/7/42	550	449
	Inter-American Development Bank	4.375%	1/24/44	450	427
	Inter-American Investment Corp.	3.625%	2/17/27	200	198
	Inter-American Investment Corp.	4.125%	2/15/28	1,050	1,052
	Inter-American Investment Corp.	4.750%	9/19/28	475	486
	Inter-American Investment Corp.	4.250%	2/14/29	775	779
[9]	Inter-American Investment Corp.	4.250%	4/1/30	1,363	1,369
	International Bank for Reconstruction & Development	4.750%	4/10/26	1,400	1,409
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,186
	International Bank for Reconstruction & Development	4.000%	8/27/26	692	692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	345
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	6,138
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,300
	International Bank for Reconstruction & Development	3.500%	7/12/28	4,250	4,188
	International Bank for Reconstruction & Development	4.625%	8/1/28	3,525	3,596
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,202
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	491
	International Bank for Reconstruction & Development	3.875%	10/16/29	2,295	2,278
[7]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,357
	International Bank for Reconstruction & Development	3.875%	2/14/30	5,475	5,428
	International Bank for Reconstruction & Development	4.125%	3/20/30	7,325	7,340
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	853
	International Bank for Reconstruction & Development	4.000%	7/25/30	2,925	2,913
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,570
	International Bank for Reconstruction & Development	4.000%	1/10/31	2,000	1,986
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	5,106
	International Bank for Reconstruction & Development	4.500%	4/10/31	7,450	7,592
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	7,253
[7]	International Bank for Reconstruction & Development	4.625%	1/15/32	4,600	4,708
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,690
	International Bank for Reconstruction & Development	4.750%	11/14/33	1,500	1,547
	International Bank for Reconstruction & Development	3.875%	8/28/34	2,500	2,413
[7]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	464
[7]	International Finance Corp.	2.125%	4/7/26	1,505	1,475
[7]	International Finance Corp.	4.375%	1/15/27	850	855
[7]	International Finance Corp.	4.500%	1/21/28	989	1,003
[7]	International Finance Corp.	4.500%	7/13/28	850	864
[7]	International Finance Corp.	4.250%	7/2/29	3,000	3,025
	International Finance Corp.	0.750%	8/27/30	800	673
[14]	Japan Bank for International Cooperation	4.250%	4/27/26	1,125	1,125
[14]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,458
[14]	Japan Bank for International Cooperation	2.875%	7/21/27	500	486
[14]	Japan Bank for International Cooperation	4.625%	7/22/27	1,276	1,289
[14]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,124
[14]	Japan Bank for International Cooperation	4.625%	7/19/28	575	583
[14]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,265
[14]	Japan Bank for International Cooperation	4.875%	10/18/28	200	205
[14]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,468
[14]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,785
[14]	Japan Bank for International Cooperation	2.000%	10/17/29	300	272
[14]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	844
[14]	Japan Bank for International Cooperation	4.375%	1/24/31	300	301
[14]	Japan Bank for International Cooperation	1.875%	4/15/31	500	436
[14]	Japan Bank for International Cooperation	4.625%	4/17/34	1,000	1,012
[14]	Japan International Cooperation Agency	2.750%	4/27/27	700	679
[14]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,935
[14]	Japan International Cooperation Agency	4.000%	5/23/28	600	597
[14]	Japan International Cooperation Agency	3.375%	6/12/28	550	536
[14]	Japan International Cooperation Agency	4.750%	5/21/29	406	413
[14]	Japan International Cooperation Agency	1.000%	7/22/30	200	169
[14]	Japan International Cooperation Agency	1.750%	4/28/31	500	430
[15]	KFW	3.625%	4/1/26	2,750	2,737
[15]	KFW	4.625%	8/7/26	3,275	3,300
[15]	KFW	1.000%	10/1/26	9,000	8,610
[15]	KFW	4.375%	3/1/27	2,925	2,945
[15]	KFW	3.000%	5/20/27	585	573
[15]	KFW	3.500%	8/27/27	1,000	989
[15]	KFW	3.750%	2/15/28	3,825	3,803
[15]	KFW	2.875%	4/3/28	2,300	2,230
[15]	KFW	3.875%	6/15/28	3,525	3,516
[15]	KFW	4.000%	3/15/29	6,200	6,202
[15]	KFW	1.750%	9/14/29	900	818
[15]	KFW	4.625%	3/18/30	390	400
[15]	KFW	0.750%	9/30/30	2,000	1,678
[15]	KFW	4.750%	10/29/30	1,275	1,318
[15]	KFW	4.125%	7/15/33	3,200	3,166
[15]	KFW	4.375%	2/28/34	1,275	1,283
[15]	KFW	0.000%	4/18/36	600	370
[15]	KFW	0.000%	6/29/37	1,700	990
	Korea Development Bank	5.375%	10/23/26	500	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Korea Development Bank	4.625%	2/15/27	900	905
	Korea Development Bank	1.375%	4/25/27	500	471
	Korea Development Bank	4.125%	10/16/27	450	448
	Korea Development Bank	4.625%	2/3/28	800	807
	Korea Development Bank	4.375%	2/15/28	2,150	2,153
	Korea Development Bank	5.375%	10/23/28	500	517
	Korea Development Bank	4.500%	2/15/29	1,000	1,003
	Korea Development Bank	4.875%	2/3/30	800	816
	Korea Development Bank	1.625%	1/19/31	1,000	853
	Korea Development Bank	2.000%	10/25/31	500	428
	Korea Development Bank	4.375%	2/15/33	1,600	1,560
	Korea Development Bank	5.625%	10/23/33	500	530
[7,15]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	800
[7,15]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,537
[7,15]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	1,250	1,246
[15]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	1,090	1,115
[15]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	845
[7,15]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	800	839
	Nordic Investment Bank	4.375%	3/14/28	2,900	2,932
	Nordic Investment Bank	4.250%	2/28/29	1,075	1,083
[16]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	580	588
[16]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	1,568	1,590
[16]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,983
[16]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	1,800	1,812
[7,16]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	600	601
[16]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	850	839
[16]	Oesterreichische Kontrollbank AG	4.500%	1/24/30	1,133	1,153
[7]	Oriental Republic of Uruguay	4.375%	10/27/27	975	973
[7]	Oriental Republic of Uruguay	4.375%	1/23/31	2,302	2,261
[7]	Oriental Republic of Uruguay	5.750%	10/28/34	1,855	1,931
[7]	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,047
[7]	Oriental Republic of Uruguay	5.442%	2/14/37	781	790
[7]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	873
[7]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,353
[7]	Oriental Republic of Uruguay	4.975%	4/20/55	2,140	1,916
[7]	Oriental Republic of Uruguay	5.250%	9/10/60	1,503	1,374
[17]	Petroleos Mexicanos	2.378%	4/15/25	10	10
	Province of Alberta	3.300%	3/15/28	1,100	1,075
	Province of Alberta	4.500%	6/26/29	1,000	1,012
	Province of Alberta	1.300%	7/22/30	2,566	2,207
	Province of Alberta	4.500%	1/24/34	1,000	992
	Province of British Columbia	2.250%	6/2/26	1,707	1,670
	Province of British Columbia	0.900%	7/20/26	1,275	1,223
	Province of British Columbia	4.700%	1/24/28	2,003	2,033
	Province of British Columbia	4.800%	11/15/28	1,100	1,123
	Province of British Columbia	4.900%	4/24/29	2,100	2,154
	Province of British Columbia	1.300%	1/29/31	500	423
	Province of British Columbia	4.200%	7/6/33	1,100	1,072
	Province of British Columbia	4.750%	6/12/34	2,688	2,710
	Province of Manitoba	2.125%	6/22/26	850	829
	Province of Manitoba	4.300%	7/27/33	950	930
	Province of Manitoba	4.900%	5/31/34	665	678
	Province of New Brunswick	3.625%	2/24/28	500	492
	Province of Ontario	2.500%	4/27/26	1,000	983
	Province of Ontario	2.300%	6/15/26	2,000	1,957
	Province of Ontario	3.100%	5/19/27	4,025	3,941
	Province of Ontario	4.200%	1/18/29	1,600	1,601
	Province of Ontario	3.700%	9/17/29	2,325	2,276
	Province of Ontario	2.000%	10/2/29	1,700	1,546
	Province of Ontario	4.700%	1/15/30	2,047	2,087
	Province of Ontario	1.125%	10/7/30	2,800	2,372
	Province of Ontario	1.600%	2/25/31	5,000	4,299
	Province of Ontario	1.800%	10/14/31	500	427
	Province of Ontario	5.050%	4/24/34	1,457	1,502
	Province of Quebec	2.500%	4/20/26	700	688
	Province of Quebec	2.750%	4/12/27	3,250	3,162
	Province of Quebec	3.625%	4/13/28	1,150	1,134
	Province of Quebec	4.500%	4/3/29	2,525	2,554
[7]	Province of Quebec	7.500%	9/15/29	1,075	1,216
	Province of Quebec	1.350%	5/28/30	1,200	1,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Quebec	1.900%	4/21/31	800	698
	Province of Quebec	4.500%	9/8/33	1,225	1,218
	Province of Quebec	4.250%	9/5/34	1,250	1,213
	Province of Saskatchewan	3.250%	6/8/27	700	687
	Province of Saskatchewan	4.650%	1/28/30	712	725
[7]	Republic of Chile	2.750%	1/31/27	1,525	1,474
[7]	Republic of Chile	3.240%	2/6/28	2,660	2,563
[7]	Republic of Chile	4.850%	1/22/29	400	402
[7]	Republic of Chile	2.450%	1/31/31	921	807
[7]	Republic of Chile	2.550%	1/27/32	1,279	1,101
[7]	Republic of Chile	2.550%	7/27/33	1,859	1,542
[7]	Republic of Chile	3.500%	1/31/34	1,259	1,112
[7]	Republic of Chile	4.950%	1/5/36	1,601	1,556
[7]	Republic of Chile	5.650%	1/13/37	1,300	1,321
[7]	Republic of Chile	3.100%	5/7/41	2,440	1,796
[7]	Republic of Chile	4.340%	3/7/42	1,236	1,063
	Republic of Chile	3.860%	6/21/47	1,100	840
[7]	Republic of Chile	3.500%	1/25/50	1,915	1,352
[7]	Republic of Chile	4.000%	1/31/52	1,465	1,117
[7]	Republic of Chile	5.330%	1/5/54	900	846
[7]	Republic of Chile	3.100%	1/22/61	1,675	1,006
[7]	Republic of Chile	3.250%	9/21/71	848	511
[7]	Republic of Hungary	7.625%	3/29/41	1,350	1,522
[7]	Republic of Indonesia	4.150%	9/20/27	650	645
	Republic of Indonesia	3.500%	1/11/28	1,300	1,262
[7]	Republic of Indonesia	4.550%	1/11/28	850	848
	Republic of Indonesia	4.100%	4/24/28	1,000	986
	Republic of Indonesia	4.750%	2/11/29	1,350	1,349
[7]	Republic of Indonesia	4.400%	3/10/29	200	197
	Republic of Indonesia	3.400%	9/18/29	1,100	1,038
[7]	Republic of Indonesia	5.250%	1/15/30	750	761
	Republic of Indonesia	2.850%	2/14/30	350	319
	Republic of Indonesia	3.850%	10/15/30	2,100	1,992
	Republic of Indonesia	1.850%	3/12/31	600	504
[7]	Republic of Indonesia	2.150%	7/28/31	1,100	932
[7]	Republic of Indonesia	3.550%	3/31/32	1,250	1,138
[7]	Republic of Indonesia	4.700%	2/10/34	775	748
[7]	Republic of Indonesia	4.750%	9/10/34	600	579
[7]	Republic of Indonesia	5.600%	1/15/35	925	949
	Republic of Indonesia	4.350%	1/11/48	2,075	1,707
	Republic of Indonesia	5.350%	2/11/49	1,500	1,442
	Republic of Indonesia	3.700%	10/30/49	825	604
	Republic of Indonesia	4.200%	10/15/50	2,005	1,604
	Republic of Indonesia	3.050%	3/12/51	850	547
[7]	Republic of Indonesia	4.300%	3/31/52	700	561
[7]	Republic of Indonesia	5.450%	9/20/52	200	191
[7]	Republic of Indonesia	5.650%	1/11/53	700	687
[7]	Republic of Indonesia	5.100%	2/10/54	675	616
[7]	Republic of Indonesia	5.150%	9/10/54	835	769
[7]	Republic of Indonesia	3.200%	9/23/61	800	490
	Republic of Indonesia	4.450%	4/15/70	750	592
	Republic of Indonesia	3.350%	3/12/71	500	308
[7]	Republic of Italy	2.875%	10/17/29	2,000	1,855
[7]	Republic of Italy	5.375%	6/15/33	1,925	1,985
[7]	Republic of Italy	4.000%	10/17/49	1,900	1,396
[7]	Republic of Italy	3.875%	5/6/51	2,500	1,744
	Republic of Korea	2.750%	1/19/27	2,800	2,734
	Republic of Korea	2.500%	6/19/29	900	842
	Republic of Korea	4.500%	7/3/29	500	507
	Republic of Korea	1.000%	9/16/30	1,000	845
	Republic of Korea	1.750%	10/15/31	550	471
	Republic of Korea	4.125%	6/10/44	655	584
	Republic of Korea	3.875%	9/20/48	390	328
	Republic of Panama	8.875%	9/30/27	368	397
[7]	Republic of Panama	3.875%	3/17/28	1,980	1,882
	Republic of Panama	9.375%	4/1/29	1,070	1,195
[7]	Republic of Panama	3.160%	1/23/30	400	349
[7]	Republic of Panama	7.500%	3/1/31	900	933
[7]	Republic of Panama	2.252%	9/29/32	2,325	1,691
[7]	Republic of Panama	3.298%	1/19/33	835	652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Republic of Panama	6.400%	2/14/35	1,900	1,787
[7]	Republic of Panama	6.700%	1/26/36	1,444	1,385
[7]	Republic of Panama	6.875%	1/31/36	400	385
[7]	Republic of Panama	8.000%	3/1/38	1,080	1,117
[7]	Republic of Panama	4.500%	5/15/47	600	396
[7]	Republic of Panama	4.500%	4/16/50	2,310	1,477
[7]	Republic of Panama	4.300%	4/29/53	1,250	763
[7]	Republic of Panama	6.853%	3/28/54	1,160	1,017
[7]	Republic of Panama	4.500%	4/1/56	2,650	1,618
[7]	Republic of Panama	3.870%	7/23/60	3,350	1,802
[7]	Republic of Panama	4.500%	1/19/63	1,400	849
	Republic of Peru	4.125%	8/25/27	250	248
[7]	Republic of Peru	2.783%	1/23/31	4,900	4,311
[7]	Republic of Peru	1.862%	12/1/32	1,100	861
	Republic of Peru	8.750%	11/21/33	2,385	2,902
[7]	Republic of Peru	3.000%	1/15/34	1,800	1,489
[7]	Republic of Peru	5.375%	2/8/35	400	393
[7]	Republic of Peru	6.550%	3/14/37	600	639
[7]	Republic of Peru	3.300%	3/11/41	1,000	737
	Republic of Peru	5.625%	11/18/50	2,150	2,047
[7]	Republic of Peru	3.550%	3/10/51	400	275
[7]	Republic of Peru	5.875%	8/8/54	1,600	1,551
[7]	Republic of Peru	2.780%	12/1/60	1,700	927
[7]	Republic of Peru	3.600%	1/15/72	850	528
[7]	Republic of Peru	3.230%	7/28/21	1,200	645
	Republic of Poland	3.250%	4/6/26	1,150	1,136
[7]	Republic of Poland	5.500%	11/16/27	1,300	1,334
[7]	Republic of Poland	4.625%	3/18/29	1,300	1,300
	Republic of Poland	4.875%	2/12/30	2,500	2,523
[7]	Republic of Poland	5.750%	11/16/32	1,275	1,337
[7]	Republic of Poland	4.875%	10/4/33	2,125	2,092
[7]	Republic of Poland	5.125%	9/18/34	2,500	2,479
[7]	Republic of Poland	5.375%	2/12/35	2,325	2,339
[7]	Republic of Poland	5.500%	4/4/53	2,105	1,989
[7]	Republic of Poland	5.500%	3/18/54	3,000	2,820
	Republic of the Philippines	5.500%	3/30/26	900	909
	Republic of the Philippines	3.229%	3/29/27	450	439
	Republic of the Philippines	5.170%	10/13/27	600	608
	Republic of the Philippines	3.000%	2/1/28	1,725	1,653
	Republic of the Philippines	4.625%	7/17/28	500	500
	Republic of the Philippines	3.750%	1/14/29	2,000	1,940
	Republic of the Philippines	9.500%	2/2/30	1,525	1,838
	Republic of the Philippines	4.375%	3/5/30	500	492
	Republic of the Philippines	2.457%	5/5/30	2,000	1,800
	Republic of the Philippines	7.750%	1/14/31	775	892
	Republic of the Philippines	1.648%	6/10/31	1,423	1,184
	Republic of the Philippines	1.950%	1/6/32	675	560
	Republic of the Philippines	6.375%	1/15/32	600	645
	Republic of the Philippines	3.556%	9/29/32	800	729
	Republic of the Philippines	5.609%	4/13/33	400	411
	Republic of the Philippines	5.000%	7/17/33	1,050	1,041
	Republic of the Philippines	5.250%	5/14/34	800	805
	Republic of the Philippines	6.375%	10/23/34	1,825	1,994
	Republic of the Philippines	5.500%	2/4/35	1,050	1,079
	Republic of the Philippines	4.750%	3/5/35	700	678
	Republic of the Philippines	5.000%	1/13/37	400	392
	Republic of the Philippines	3.950%	1/20/40	1,500	1,275
	Republic of the Philippines	3.700%	3/1/41	1,534	1,236
	Republic of the Philippines	3.700%	2/2/42	1,885	1,502
	Republic of the Philippines	2.950%	5/5/45	1,750	1,191
	Republic of the Philippines	2.650%	12/10/45	1,400	897
	Republic of the Philippines	3.200%	7/6/46	1,875	1,312
	Republic of the Philippines	4.200%	3/29/47	925	757
	Republic of the Philippines	5.950%	10/13/47	600	622
	Republic of the Philippines	5.500%	1/17/48	400	392
	Republic of the Philippines	5.600%	5/14/49	800	790
	Republic of the Philippines	5.175%	9/5/49	975	909
	Republic of the Philippines	5.900%	2/4/50	850	875
[7]	State of Israel	3.250%	1/17/28	790	754
[7]	State of Israel	5.375%	3/12/29	1,700	1,712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	State of Israel	2.500%	1/15/30	200	177
[7]	State of Israel	5.375%	2/19/30	2,300	2,316
[7]	State of Israel	2.750%	7/3/30	1,550	1,367
[7]	State of Israel	4.500%	1/17/33	1,650	1,541
[7]	State of Israel	5.500%	3/12/34	2,500	2,478
[7]	State of Israel	5.625%	2/19/35	2,125	2,113
[7]	State of Israel	4.500%	1/30/43	1,650	1,392
[7]	State of Israel	4.125%	1/17/48	800	608
[7]	State of Israel	3.375%	1/15/50	1,585	1,028
[7]	State of Israel	3.875%	7/3/50	1,650	1,167
[7]	State of Israel	5.750%	3/12/54	2,500	2,301
[7]	State of Israel	4.500%	4/3/20	900	634
[7]	Svensk Exportkredit AB	4.875%	9/14/26	260	263
[7]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	965
[7]	Svensk Exportkredit AB	3.750%	9/13/27	1,275	1,267
	Svensk Exportkredit AB	4.125%	6/14/28	1,000	1,002
[7]	Svensk Exportkredit AB	4.250%	2/1/29	300	301
[7]	Svensk Exportkredit AB	4.875%	10/4/30	920	949
	United Mexican States	4.150%	3/28/27	3,370	3,326
	United Mexican States	3.750%	1/11/28	1,175	1,139
[7]	United Mexican States	5.400%	2/9/28	800	808
	United Mexican States	4.500%	4/22/29	2,000	1,942
[7]	United Mexican States	5.000%	5/7/29	1,263	1,250
[7]	United Mexican States	3.250%	4/16/30	3,000	2,711
[7]	United Mexican States	6.000%	5/13/30	200	204
[7]	United Mexican States	2.659%	5/24/31	2,700	2,278
[7]	United Mexican States	8.300%	8/15/31	1,000	1,165
[7]	United Mexican States	4.750%	4/27/32	2,200	2,054
[7]	United Mexican States	7.500%	4/8/33	400	439
[7]	United Mexican States	4.875%	5/19/33	2,925	2,698
[7]	United Mexican States	3.500%	2/12/34	2,200	1,809
[7]	United Mexican States	6.750%	9/27/34	1,450	1,519
[7]	United Mexican States	6.350%	2/9/35	2,225	2,232
[7]	United Mexican States	6.000%	5/7/36	3,468	3,362
[7]	United Mexican States	6.875%	5/13/37	3,634	3,732
	United Mexican States	6.050%	1/11/40	2,321	2,195
[7]	United Mexican States	4.280%	8/14/41	2,091	1,590
[7]	United Mexican States	4.750%	3/8/44	3,022	2,353
	United Mexican States	5.550%	1/21/45	1,150	1,020
	United Mexican States	4.600%	1/23/46	1,930	1,440
	United Mexican States	4.350%	1/15/47	1,410	1,009
	United Mexican States	4.600%	2/10/48	2,070	1,523
[7]	United Mexican States	4.500%	1/31/50	1,200	866
[7]	United Mexican States	5.000%	4/27/51	1,852	1,425
[7]	United Mexican States	4.400%	2/12/52	2,025	1,408
[7]	United Mexican States	6.338%	5/4/53	2,385	2,174
[7]	United Mexican States	6.400%	5/7/54	2,108	1,930
[7]	United Mexican States	7.375%	5/13/55	2,118	2,172
[7]	United Mexican States	3.771%	5/24/61	2,875	1,682
[7]	United Mexican States	5.750%	10/12/10	2,114	1,662
Total Sovereign Bonds (Cost $789,050)					742,592
Taxable Municipal Bonds (0.2%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	40	40
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	100	81
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	113
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	240
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	120
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	52
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	475
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	180	204
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,052
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	146
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	400	462
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	473
	California Earthquake Authority Revenue	5.603%	7/1/27	275	278
	California GO	2.650%	4/1/26	250	246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	1.700%	2/1/28	350	327
	California GO	3.500%	4/1/28	400	393
	California GO	5.125%	9/1/29	375	388
	California GO	2.500%	10/1/29	590	548
	California GO	1.750%	11/1/30	260	226
	California GO	5.750%	10/1/31	100	107
	California GO	4.500%	4/1/33	850	841
	California GO	7.500%	4/1/34	1,770	2,048
	California GO	5.150%	9/1/34	250	256
	California GO	4.600%	4/1/38	1,925	1,842
	California GO	7.550%	4/1/39	2,815	3,405
	California GO	7.300%	10/1/39	1,000	1,161
	California GO	7.350%	11/1/39	725	846
	California GO	7.625%	3/1/40	1,150	1,383
	California GO	7.600%	11/1/40	2,000	2,436
	California State University Systemwide Revenue	3.899%	11/1/47	250	206
	California State University Systemwide Revenue	2.897%	11/1/51	500	346
	California State University Systemwide Revenue	2.975%	11/1/51	465	313
	California State University Systemwide Revenue	2.719%	11/1/52	500	330
	California State University Systemwide Revenue	2.939%	11/1/52	500	333
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	102
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	343
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	516
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	441
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	287
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	300
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,408	1,558
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	367
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	453
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	251
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	337
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	343
	Connecticut GO	5.090%	10/1/30	575	579
	Connecticut GO	5.850%	3/15/32	610	651
	Cook County IL GO	6.229%	11/15/34	400	425
	Dallas County TX Hospital District GO	5.621%	8/15/44	100	101
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	313
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	70
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	317
[18]	Dallas TX Independent School District GO	6.450%	2/15/35	150	151
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	733
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	244
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	324
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	697
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	242
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	331
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	801
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	885
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	850	872
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	414
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	573	627
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,318	1,446
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	140	158
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	207
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	368
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	331
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	328
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	305
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	387
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	350	312
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	360	331
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	472
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	312
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,027
	Houston TX GO	6.290%	3/1/32	540	573
	Houston TX GO	3.961%	3/1/47	355	303
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	212
	Illinois GO	5.100%	6/1/33	6,936	6,923
	Illinois GO	6.630%	2/1/35	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/34	350	370
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	270
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	255	254
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	85	84
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	351
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	265
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	191
[19]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	410
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	366
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	434
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	535
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	59
	Louisiana Gasoline & Fuels Tax Revenue	2.952%	5/1/41	200	158
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	319	317
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	304	307
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	686
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	300	305
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	193
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	665
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	700	705
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	350	356
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	342	334
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	382
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	344
	Massachusetts GO	5.456%	12/1/39	845	860
	Massachusetts GO	2.900%	9/1/49	575	395
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	517
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	283
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	269
	Massachusetts SO Revenue	4.110%	7/15/31	256	254
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	52
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	109
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	35	31
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/46	575	699
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	516
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	221
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	307
	Michigan State University Revenue	4.496%	8/15/48	200	181
	Michigan State University Revenue	4.165%	8/15/22	465	341
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	275	209
	Mississippi GO	5.245%	11/1/34	250	252
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	288
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	259
[20]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,514
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	494
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	691
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,830	2,096
	New York City NY GO	4.610%	9/1/37	500	483
	New York City NY GO	5.517%	10/1/37	475	483
	New York City NY GO	6.271%	12/1/37	325	350
	New York City NY GO	5.264%	10/1/44	500	494
	New York City NY GO	5.094%	10/1/49	500	486
	New York City NY GO	5.263%	10/1/52	200	198
	New York City NY GO	5.828%	10/1/53	200	211
	New York City NY GO	5.114%	10/1/54	500	485
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	307
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	105
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	79
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	321
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,241
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	546
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	329
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	455	537
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	97
	New York State Thruway Authority General Revenue	2.900%	1/1/35	230	201
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/29	60	59
	New York State Urban Development Corp. Revenue	3.900%	3/15/33	240	229
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	350	357
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	788
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	267
	Ohio State University General Receipts Revenue	4.800%	6/1/11	415	358
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	222
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	416	402
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	391
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	323
	Oregon GO	5.892%	6/1/27	296	301
[21]	Oregon School Boards Association GO	5.528%	6/30/28	87	89
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/54	600	603
	Pennsylvania State University Revenue	2.790%	9/1/43	425	315
	Pennsylvania State University Revenue	2.840%	9/1/50	300	201
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	369
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	134
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	210
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	842
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,415	1,348
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	361
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	146
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	200	145
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	127
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	165
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,705	1,448
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	499
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	255
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	224
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	154
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	75	69
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	329
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	81
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	253
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	283
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	294
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	201
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	212
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	350
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	237
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	501
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	426
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,048
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/27	450	454
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	310
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	343
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	511
	State Public School Building Authority PA Revenue	5.000%	9/15/27	275	279
	Texas GO	5.517%	4/1/39	1,030	1,054
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	1,414	1,433
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	1,350	1,365
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission GO	4.681%	4/1/40	100	95
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,295
[21]	Tucson City AZ COP	2.856%	7/1/47	300	220
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	242
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,438
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	136
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	328
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	600	517
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	422
	University of California Revenue	1.316%	5/15/27	925	872
	University of California Revenue	1.614%	5/15/30	525	459
	University of California Revenue	3.071%	5/15/51	500	328
	University of California Revenue	4.858%	5/15/12	705	606
	University of California Revenue	4.767%	5/15/15	150	126
	University of Michigan Revenue	2.437%	4/1/40	275	200
	University of Michigan Revenue	2.562%	4/1/50	200	125
	University of Michigan Revenue	3.504%	4/1/52	475	353
	University of Michigan Revenue	4.454%	4/1/22	1,100	888
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	169
[19]	University of Oregon Revenue	3.424%	3/1/60	750	537
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	226
	University of Texas Financing System Revenue	4.794%	8/15/46	300	289
	University of Texas Financing System Revenue	3.354%	8/15/47	200	150
	University of Texas Financing System Revenue	2.439%	8/15/49	225	139
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	697
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	204
	University of Virginia Revenue	2.256%	9/1/50	1,075	619
	University of Virginia Revenue	4.179%	9/1/17	250	188
[21]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	140	141
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	300	294
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	929
Total Taxable Municipal Bonds (Cost $128,612)					112,343

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[22,23]	Vanguard Market Liquidity Fund (Cost $209,113)	4.342%	2,091,826	209,162
Total Investments (99.8%) (Cost $31,110,317)				55,443,071
Other Assets and Liabilities—Net (0.2%)				85,048
Net Assets (100%)				55,528,119
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,201.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $10, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Securities with a value of $10 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	U.S. government-guaranteed.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $62,872, representing 0.1% of net assets.
13	Guaranteed by the Government of Canada.
14	Guaranteed by the Government of Japan.
15	Guaranteed by the Federal Republic of Germany.
16	Guaranteed by the Republic of Austria.
17	Guaranteed by the Government of Mexico.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
20	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
21	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
22	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
23	Collateral of $27,703 was received for securities on loan.
1YR—1-year.
ADR—American Depositary Receipt.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	450	50,048	17
E-mini Russell 2000 Index	June 2025	40	4,054	(93)
E-mini S&P 500 Index	June 2025	211	59,642	(452)
E-mini S&P Mid-Cap 400 Index	June 2025	11	3,233	(24)
				(552)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	32,796,830	10	68	32,796,908
Preferred Stocks	—	—	—	—
Rights	—	—	92	92
Warrants	—	—	—	—
U.S. Government and Agency Obligations	—	15,275,010	—	15,275,010
Asset-Backed/Commercial Mortgage-Backed Securities	—	502,068	—	502,068
Corporate Bonds	—	5,804,896	—	5,804,896
Sovereign Bonds	—	742,592	—	742,592
Taxable Municipal Bonds	—	112,343	—	112,343
Temporary Cash Investments	209,162	—	—	209,162
Total	33,005,992	22,436,919	160	55,443,071

Derivative Financial Instruments
Assets
Futures Contracts[1]	17	—	—	17
Liabilities
Futures Contracts[1]	(569)	—	—	(569)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	469,291	NA1	NA1	(6)	(39)	2,857	—	209,162
Vanguard Total Bond Market ETF	30,564	5,393	7,342	20	745	227	—	29,380
Total	499,855	5,393	7,342	14	706	3,084	—	238,542
1	Not applicable—purchases and sales are for temporary cash investment purposes.